File Nos. 333-90260 and 811-05618

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            ( )
           Pre-Effective Amendment No.                                    ( )
                                            ------------
                                            ------------
           Post-Effective Amendment No.          9                        (X)
                                            ------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ( )
           Amendment No.                        263                       (X)
                                            ------------


                        (CHECK APPROPRIATE BOX OR BOXES.)

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (NAME OF DEPOSITOR)

               5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (763) 765-2913
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                           MINNEAPOLIS, MN 55416-1297
                                 (763) 765-2913
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on April 27, 2009 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
April 27, 2009

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS
                                        1


              THE ALLIANZ HIGH FIVE[{R}] VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting provided by Rule 12h-7 under that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009

This prospectus discusses three versions of the same Contract. The Original Contract first became available on September 20, 2002 and was replaced in all states except Washington by the May 2005 Contract. The May 2005 Contract first became available on May 1, 2005 and was replaced in all states except Washington by the February 2007 Contract. The body of this prospectus is written according to the features of the February 2007 Contract. The product features and expenses of the Original Contract and the February 2007 Contract differ in certain respects as set out in Appendix F to this prospectus. The only difference between the May 2005 Contract and February 2007 Contract is the amount of the mortality and expense risk charge and this difference is set out in the Fee Tables and in section 7, Expenses - Mortality and Expense Risk (M&E) Charge.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choices we offer under our general account are the Fixed Period Accounts (FPAs). You can only allocate up to 50% of any Purchase Payment to the FPAs. However, if your Contract includes the Living Guarantees we will make transfers to and from the FPAs to support these guarantees and we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

CONTRACTS WITH THE GUARANTEED ACCOUNT VALUE (GAV) BENEFIT ARE SUBJECT TO SYSTEMATIC TRANSFERS BETWEEN YOUR SELECTED INVESTMENT OPTIONS AND THE FPAS. THIS MEANS THAT YOU MAY NOT ALWAYS BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE GAV BENEFIT. TRANSFERS OUT OF THE FPAS MAY BE SUBJECT TO A MARKET VALUE ADJUSTMENT THAT MAY INCREASE OR DECREASE YOUR CONTRACT VALUE AND/OR THE AMOUNT OF THE TRANSFER.


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund
BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] International Index Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund
COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund
DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]
DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund
FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
AZL[{R}] Franklin Templeton Founding Strategy Plus Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund
FUND OF FUNDS
AZL[{R}] Allianz Global Investors Select Fund
AZL[{R}] Balanced Index Strategy Fund
AZL[{R}] Fusion Balanced Fund
AZL[{R}] Fusion Conservative Fund
AZL[{R}] Fusion Growth Fund
AZL[{R}] Fusion Moderate Fund
AZL[{R}] Moderate Index Strategy Fund
JENNISON
AZL[{R}] Jennison 20/20 Focus Fund
J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund
NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund
OPPENHEIMER CAPITAL
AZL[{R}] OCC Growth Fund
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]
OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]
PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio[(4)
]PIMCO VIT Total Return Portfolio
PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio
SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund
SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)
]TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund
TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund
VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund

(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.
(4) The fund will be liquidated on or about July 17, 2009 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the liquidation, please see the PIMCO VIT StocksPLUS Growth and Income Portfolio prospectus. Any Contract Value remaining in the Investment Option at the time the fund is liquidated will be transferred to the AZL Money Market Fund.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options5
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...7
  Ownership.......................8
2.THE ANNUITY PHASE...............9
  Income Date....................10
  Partial Annuitization..........10
  Annuity Options................11
  Traditional Annuity Payments...12
  Guaranteed Minimum Income Benefit (GMIB)13
  Taxation of GMIB Payments......15
  Amount Used To Calculate GMIB Payments15
  GMIB Value.....................15
  GMIB Adjusted Partial Withdrawals16
3.PURCHASE.......................16
  Purchase Payments..............16
  Automatic Investment Plan (AIP)17
  Allocation of Purchase Payments17
  Tax-Free Section 1035 Exchanges18
  Accumulation Units/Computing the Contract Value18
4.INVESTMENT OPTIONS.............19
  Substitution and Limitation on Further Investments27
  Transfers......................27
  Excessive Trading and Market Timing29
  Dollar Cost Averaging (DCA) Program30
  Flexible Rebalancing...........31
  Financial Advisers - Asset Allocation Programs31
  Voting Privileges..............32
5.OUR GENERAL ACCOUNT............32
  Fixed Period Accounts (FPAs)...33
  Market Value Adjustment (MVA)..34
6.GUARANTEED ACCOUNT VALUE (GAV) BENEFIT38
  Calculating the GAV............39
  GAV Transfers..................41
  The GAV Fixed Account Minimum..43
  Resetting the GAV Benefit......43
  Other Information on the GAV Benefit44
7.EXPENSES.......................45
  Mortality and Expense Risk (M&E) Charges45
  Contract Maintenance Charge....45
  Withdrawal Charge..............46
  Transfer Fee...................48
  Premium Taxes..................48
  Income Taxes...................48
  Investment Option Expenses.....48
8.TAXES..........................48
  Annuity Contracts in General...48
  Qualified Contracts............49
  Multiple Contracts.............50
  Partial 1035 Exchanges.........50
  Distributions - Non-Qualified Contracts50
  Distributions - Qualified Contracts51
  Assignments, Pledges and Gratuitous Transfers52
  Death Benefits.................52
  Withholding....................52
  Federal Estate Taxes...........52
  Generation-Skipping Transfer Tax53
  Foreign Tax Credits............53
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........53
  Possible Tax Law Changes.......53
  Diversification................53
  Required Distributions.........53
9.ACCESS TO YOUR MONEY...........54
  Partial Withdrawal Privilege...55
  Waiver of Withdrawal Charge Benefits55
  Guaranteed Withdrawal Benefit (GWB)55
  Systematic Withdrawal Program..57
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 58
  Suspension of Payments or Transfers58
10.ILLUSTRATIONS.................58
11.DEATH BENEFIT.................59
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)59 Enhanced Guaranteed Minimum Death Benefit
  (Enhanced GMDB)................59
  GMDB Adjusted Partial Withdrawal Formula60
  Termination of the Death Benefit60
  Death of the Owner Under Inherited IRA Contracts60
  Death of the Owner and/or Annuitant Under
  All Other Contracts............61
  Death Benefit Payment Options..64
12.OTHER INFORMATION.............64
  Allianz Life...................64
  The Separate Account...........64
  Distribution...................65
  Additional Credits for Certain Groups66
  Administration/Allianz Service Center67
  Legal Proceedings..............67
  Financial Statements...........67
13.GLOSSARY......................68
14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)71 15.PRIVACY AND SECURITY STATEMENT72
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION74 APPENDIX B - CONDENSED FINANCIAL INFORMATION79
APPENDIX C - GMIB VALUE CALCULATION EXAMPLES84
APPENDIX D - GAV CALCULATION EXAMPLE85
APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES88
APPENDIX F - THE ORIGINAL CONTRACT90
APPENDIX G - WITHDRAWAL CHARGE EXAMPLES93
FOR SERVICE OR MORE INFORMATION..96

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

The following is a list of common abbreviations used in this prospectus:

FPA  =   FIXED PERIOD ACCOUNT               GWB =   GUARANTEED WITHDRAWAL BENEFIT
GAV  =   GUARANTEED ACCOUNT VALUE           MAV =   MAXIMUM ANNIVERSARY VALUE
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MVA =   MARKET VALUE ADJUSTMENT
GMIB =   GUARANTEED MINIMUM INCOME BENEFIT

FEE TABLES
The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES[(1)
]WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(2),(3)]
(as a percentage of each Purchase Payment withdrawn)
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT  CHARGE
                                0                                    8%
                                1                                  8%[(4)]
                                2                                    7%
                                3                                    6%
                                4                                    5%
                                5                                    4%
                                6                                    3%
                         7 years or more                             0%

TRANSFER FEE[(5)]...................$25

PREMIUM TAXES[(6)]...........0% to 3.5%
(as a percentage of each Purchase Payment)


(1)Amounts withdrawn or transferred out of a FPA may be subject to an MVA. This MVA may increase or decrease your Contract Value and/or your transfer or withdrawal amount. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).
(2)The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege, GWB, or as an RMD payment in the same Contract Year and before any MVA. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money.
(3)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(4)7.5% in Alabama, Oregon, Pennsylvania, Utah and Washington.
(5)The first twelve transfers in a Contract Year are free. Dollar cost averaging transfers, flexible rebalancing transfers, and GAV Transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses - Transfer Fee.
(6)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses - Premium Taxes.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(7)]....$40
(per Contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.


                                             M&E CHARGES
                             FEBRUARY 2007 CONTRACT AND             MAY 2005 CONTRACT
                 ORIGINAL CONTRACT ISSUED ON OR AFTER JUNE 22, 2007
Traditional GMDB                       1.25%                              1.40%
Enhanced GMDB                          1.45%                              1.60%

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(8)]....$40
(per Contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL
  ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                                                                              M&E CHARGES[(9)]
February 2007 Contract and Original Contract issued on or after June 22, 2007      1.25%
May 2005 Contract                                                                  1.40%

(7)We waive the contract maintenance charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $75,000, the charge is waived on all your Contracts. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(8)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(9)Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 2, The Annuity Phase - Partial Annuitization.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.



                                                                   MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                  0.63%   1.93%
 (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The entire $40 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $75,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $75,000.

Transfer fees may apply, but are not reflected in these examples.


For additional information, see section 7, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) February 2007 Contract and Original Contract issued on or after June 22, 2007 with the Enhanced GMDB
  (the highest M&E charge of 1.45%).
  b) February 2007 Contract and Original Contract issued on or after June 22, 2007 with the Traditional GMDB

  (the lowest M&E charge of 1.25%).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)  $1,181 $1,859  $2,460   $4,067
                                                        b)  $1,161 $1,800  $2,364   $3,885
                                                        a)  $1,051 $1,472  $1,819   $2,810
                                                        b)  $1,031 $1,411  $1,716   $2,601


In Alabama, Oregon, Pennsylvania, Utah and Washington, the lower withdrawal charge would result in slightly lower expense examples.

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $381  $1,159  $1,960   $4,067
                                                        b)   $361  $1,100  $1,864   $3,885
                                                        a)   $251   $772   $1,319   $2,810
                                                        b)   $231   $711   $1,216   $2,601


* Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states, and GMIB Payments are not available until the fifth Contract Anniversary.


See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges for the February 2007 Contract and Original Contract issued on or after June 22, 2007. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

1. THE VARIABLE ANNUITY CONTRACT
The Contract is no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.


An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.


The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT.


The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) beginning on the fifth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.


* GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.


Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.


The only general account Investment Choices available during the Accumulation Phase are the Fixed Period Accounts (FPAs). You can allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states, the FPAs may only be available for GAV Transfers we make if your Contract includes the Living Guarantees. In addition, we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary in order to support the Living Guarantees. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for Purchase Payments or transfers in each Contract Year. Amounts allocated to the FPAs earn interest that we declare periodically. If you have money invested in the FPAs, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase will depend in part upon the total interest credited to your Contract. Withdrawals or transfers from the FPAs may be subject to a Market Value Adjustment. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).

We will not make any changes to your Contract without your permission except as may be required by law.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.


STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchased a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.


* GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchased your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS (OTHER THAN ANNUITY PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. IN ADDITION, IF YOUR CONTRACT INCLUDES THE LIVING GUARANTEES, THE FPAS AND THE GUARANTEED WITHDRAWAL BENEFIT WILL NO LONGER BE AVAILABLE TO YOU AND YOU WILL NO LONGER RECEIVE ANY TRUE UPS. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or
b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. Some states may require us to allow you to select an earlier Income Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

Your election to start Annuity Payments may involve an MVA if any of your Contract Value is in a FPA on the Income Date.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments beginning on the fifth Contract Anniversary. GMIB Partial Annuitizations are only available if the GMIB value is greater than the Contract Value. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value (or GMIB value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the Living Guarantees, it will also decrease the GAV and GMIB value. This will decrease the amounts available for withdrawals, additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the GAV, GMIB and GMDB values differently. For more information, see section 2, The Annuity Phase - GMIB Adjusted Partial Withdrawals; section 6, Guaranteed Account Value (GAV) Benefit; section 7, Expenses - Withdrawal Charge; and section 11, Death Benefit
- GMDB Adjusted Partial Withdrawal Formula.


FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").


WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE FOR FIXED TRADITIONAL ANNUITY PAYMENTS IN THE STATE OF FLORIDA. Under this option, we will make Traditional Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to
30. If the last Annuitant dies before the end of specified period certain, then we will continue to make Traditional Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $5,000 to an Annuity Option. If your Contract Value, adjusted for any applicable MVA is less than $5,000 on the Income Date, we will refund that amount to you. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.


If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (adjusted for any applicable MVA) on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.


You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
In most states, if you chose to include Living Guarantees in your Contract, the Living Guarantees will include a GMIB. Living Guarantees were only available at Contract issue and once selected, the Living Guarantees cannot be removed from your Contract. You must hold the Contract for five complete Contract Years before you can exercise the GMIB.

If you purchased this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.


The GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary.
o GMIB Payments can only be made as fixed payments regardless of the Annuity Option you select.
o You must select a lifetime income Annuity Option (Annuity Options 1-5).

Under the GMIB, you can take either a Full Annuitization, or you can take Partial Annuitization(s) if the GMIB value is greater than the Contract Value.

IF YOU EXERCISE THE GMIB UNDER A FULL ANNUITIZATION:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the M&E charge, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.25% M&E charge for the February 2007 Contract and the Original Contract issued on or after June 22, 2007.
o The GMDB endorsement will terminate.

IF YOU EXERCISE THE GMIB UNDER A PARTIAL ANNUITIZATION*:
o The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the M&E charge, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate M&E charge.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The Partial Annuitization will reduce each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of GMIB value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available if the GMIB value is less than the Contract Value.

If you take a Partial Annuitization, you cannot do any of the following.
o Transfer any amounts you allocated to GMIB Payments back to the portion of the Contract that is in the Accumulation Phase.
o Transfer amounts from one Annuity Payment stream to another.
o Allocate additional GMIB value (or Contract Value) to an existing stream of Annuity Payments.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the five-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to income taxes. For more information on Partial Annuitizations, please see the discussion that appears earlier in this section.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, it should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments. That is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment.

GMIB VALUE
If the older Owner is age 80 on the Issue Date, your GMIB value before the date of your death is equal to the total Purchase Payments received minus each GMIB adjusted partial withdrawal taken.

If all Owners are age 79 or younger on the Issue Date, your GMIB value before the date of your death is equal to the greater of:
o total Purchase Payments received minus each GMIB adjusted partial withdrawal taken, or
o the MAV.

CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced by any GMIB adjusted partial withdrawal taken that day.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

GMIB ADJUSTED PARTIAL WITHDRAWALS

Any GMIB Partial Annuitizations you take will reduce the GMIB value by the dollar amount applied to the GMIB Payments.

For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: PW X GMIB For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: FPW + (RPW X GMIB)

  PW   = The amount of Contract Value (before any MVA) applied to a traditional
         Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  FPW = The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.
  RPW  = The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
  GMIB = The greater of one, or the ratio of (a) divided by (b) where:
         (a)= The GMIB value on the day of (but before) the partial withdrawal.
         (b)= The Contract Value on the day of (but before) the partial withdrawal or traditional Partial Annuitization, adjusted for any applicable MVA.

ANY WITHDRAWALS TAKEN IN THE FIRST TWO CONTRACT YEARS AND ANY TRADITIONAL PARTIAL ANNUITIZATIONS YOU TAKE MAY REDUCE THE GMIB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. BEGINNING ON THE SECOND CONTRACT ANNIVERSARY, ANY WITHDRAWALS YOU TAKE IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE MAY REDUCE THE GMIB VALUES BY MORE THAN THE AMOUNT WITHDRAWN. For these withdrawals and annuitizations, if the Contract Value at the time of withdrawal or annuitization is greater than or equal to the GMIB value, we will reduce the GMIB value by the dollar amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the GMIB value, we will reduce the GMIB value by more than the amount withdrawn or annuitized.

Please see Appendix C for examples of calculations of the GMIB value.



3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER
  THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE). IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we made this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.


THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We will allocate your Purchase Payments to the Investment Choices you select according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. If you do not change your allocation instructions, we will allocate any additional Purchase Payments according to your most recent allocation instructions. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. In some states, you cannot make allocations to the FPAs and they may only be available for GAV Transfers we make. In addition, if your Contract includes the Living Guarantees, we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary.


You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.


If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.


If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts (Separate Account Value) will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract, any interest you earn on any general account Investment Choices, and any MVAs made due to amounts removed from the FPAs. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.


Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.


We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.


                               INVESTMENT OPTIONS

    INVESTMENT       NAME OF INVESTMENT OPTION   ASSET CATEGORY      OBJECTIVE(S)                   PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                               (Normal market conditions)
       AND
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM International Equity  International  Long-term growth of     At least 80% of its assets in a diversified
Investment         Fund                              Equity     capital                 portfolio of international equity securities
Management                                                                              whose issuers are considered by the fund's
LLC/Invesco Aim                                                                         subadviser to have strong earnings momentum.
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock Capital          Large Growth  Long-term growth of     Invests at least 80% of total assets in
Investment         Appreciation Fund                            capital                 common and preferred stock and securities
Management                                                                              convertible into common and preferred stock
LLC/BlackRock                                                                           of mid-size and large-size companies.
Capital
Management, Inc.
                   AZL BlackRock Growth Fund      Large Growth  Maximum long-term       Invests at least 80% of total assets in
                                                                capital appreciation    common and preferred stock and securities
                                                                with minimum long-term  convertible into common and preferred stock
                                                                risk to principal       of mid- and large-size companies.
                   AZL International Index Fund  International  Match the performance   Invests at least 80% of its assets in a
                                                     Equity     of the MSCI             statistically selected sampling of equity
                                                                EAFE[{R}]  securities of companies included in the
                                                                Index as closely as     Morgan Stanley Capital Inernational Europe,
                                                                possible                Australia and Far East Index (MSCI EAFE) and
                                                                                        in derivative instruments linked to the MSCI
                                                                                        EAFE index.
Managed by Allianz AZL Money Market Fund              Cash      Current income          Invests in a broad range of short-term, high
Investment                                         Equivalent   consistent with         quality U.S. dollar-denominated money market
Management                                                      stability of principal  instruments, including government, U.S. and
LLC/BlackRock                                                                           foreign bank, commercial and other
Institutional                                                                           obligations. During extended periods of low
Management                                                                              interest rates, and due in part to contract
Corporation                                                                             fees and expenses, the yield of the AZL
                                                                                        Money Market Fund may also become extremely
                                                                                        low and possibly negative.
Managed by         BlackRock Global Allocation     Specialty    High total investment   Invests in both equity and debt securities
BlackRock          V.I. Fund                                    return                  of issuers located around the world to
Advisors,                                                                               achieve a combination of capital growth and
LLC/BlackRock                                                                           income.
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited
COLUMBIA
Managed by Allianz AZL Columbia Mid Cap Value       Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity
Investment         Fund                                         capital                 securities of companies that have market
Management                                                                              capitalizations in the range of the
LLC/Columbia                                                                            companies in the Russell
Management                                                                              Midcap[{R}] Value Index at the
Advisors, LLC                                                                           time of purchase that the fund's subadviser
                                                                                        believes are undervalued and have the
                                                                                        potential for long-term growth.
                   AZL Columbia Small Cap Value    Small Cap    Long-term capital       Invests at least 80% of net assets in equity
                   Fund                                         appreciation            securities of companies with market
                                                                                        capitalizations in the range of the
                                                                                        companies in the Russell 2000 Value
                                                                                        Index[{R}] at the time of
                                                                                        purchase that the subadviser believes are
                                                                                        undervalued.
                   AZL Columbia Technology Fund    Specialty    Capital Appreciation    At least 80% of its total net assets in
                                                                                        common stocks of U.S and foreign technology
                                                                                        companies that may benefit from
                                                                                        technological improvements, advancements or
                                                                                        developments.
DAVIS
Managed by Allianz AZL Davis NY Venture Fund      Large Value   Long-term growth of     Invests the majority of assets in equity
Investment                                                      capital                 securities issued by large companies with
Management                                                                              market capitalizations of at least
LLC/Davis Selected                                                                      $10 billion.
Advisers, L.P.
Managed by Davis   Davis VA Financial Portfolio    Specialty    Long-term growth of     At least 80% of net assets in securities
Advisors                                                        capital                 issued by companies  principally engaged in
                                                                                        the financial services sector.
                   Davis VA Value Portfolio       Large Value   Long-term growth of     Invests primarily in equity securities
                                                                capital                 issued by large companies with market
                                                                                        capitalizations of at least $10 billion.



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       21


DREYFUS
Managed by Allianz AZL Dreyfus Equity Growth      Large Growth  Long-term growth of     Primarily invests in common stocks of large,
Investment         Fund                                         capital and income      well-established and mature companies.
Management                                                                              Normally invests at least 80% of its net
LLC/Founders Asset                                                                      assets in stocks that are included in a
Management LLC                                                                          widely recognized index of stock market
                                                                                        performance. May invest in non-dividend
                                                                                        paying companies if they offer better
                                                                                        prospects for capital appreciation. May
                                                                                        invest up to 30% of its total assets in
                                                                                        foreign securities.
Managed by Allianz AZL S&P 500 Index Fund         Large Blend   Match total return of   Normally invests in all 500 stocks in the
Investment                                                      the S&P                 S&P 500[{R}] in proportion to
Management LLC/The                                              500[{R}]   their weighting in the index.
Dreyfus
Corporation
                   AZL Small Cap Stock Index       Small Cap    Match performance of    Invests in a representative sample of stocks
                   Fund                                         the S&P SmallCap 600    included in the S&P SmallCap 600
                                                                Index{R}   Index[{R}], and in futures
                                                                                        whose performance is related to the index,
                                                                                        rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First Trust Target Double  Large Blend   Total Return            Invests primarily in common stocks of
Investment         Play Fund                                                            companies that are identified by a model
Management                                                                              based on an allocation of 50% in two
LLC/First Trust                                                                         separate strategies that seek to provide
Advisors L.P.                                                                           above-average total return.
FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin Small Cap Value    Small Cap    Long-term total return  Under normal market conditions, invests at
Investment         Fund                                                                 least 80% of its net assets in investments
Management                                                                              of small capitalization companies similar to
LLC/Franklin                                                                            those that comprise the Russell
Advisory Services,                                                                      2500{trademark} Index at the time of
LLC                                                                                     investment.
Managed by Allianz AZL Franklin Templeton          A "Fund of   Long-term capital       Invests in a combination of subportfolios or
Investment         Founding Strategy Plus Fund    Funds" Model  appreciation, with      strategies, each of which is managed by an
Management                                         Portfolio    income as a secondary   asset manager that is part of Franklin
LLC/Franklin                                                    goal                    Templeton.
Mutual Advisers,
LLC, Templeton
Global Advisors
Limited, and
Franklin Advisers,
Inc.
Managed by         Franklin Global Real Estate     Specialty    High Total Return       At least 80% of net assets in investments of
Franklin Templeton Securities Fund                                                      companies located anywhere in the world that
Institutional, LLC                                                                      operate in the real estate sector and
                                                                                        normally invests predominantly in equity
                                                                                        securities.
Managed by         Franklin Growth and Income     Large Value   Capital appreciation,   Invests predominantly in a broadly
Franklin Advisers, Securities Fund                              with current income as  diversified portfolio of equity securities,
Inc.                                                            a secondary goal        including securities convertible into common
                                                                                        stock.
                   Franklin High Income            High-Yield   High current income     Invests primarily to predominantly in debt
                   Securities Fund                   Bonds      with capital            securities offering high yield and expected
                                                                appreciation as a       total return.
                                                                secondary goal
                   Franklin Income Securities      Specialty    Maximize income while   Normally invests in debt and equity
                   Fund                                         maintaining prospects   securities, including corporate, foreign and
                                                                for capital             U.S. Treasury bonds and stocks with dividend
                                                                appreciation            yields the manager believes are attractive.
                   Franklin Large Cap Growth      Large Growth  Capital appreciation    At least 80% of net assets in investments of
                   Securities Fund                                                      large capitalization companies, and normally
                                                                                        invests predominantly in equity securities.
Managed by         Franklin Rising Dividends        Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                              appreciation with       companies that have paid rising dividends,
Services, LLC                                                   preservation of capital and normally invests predominantly in equity
                                                                as an important         securities.
                                                                consideration
Managed by         Franklin Small-Mid Cap Growth    Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin           Securities Fund                              growth                  small capitalization and mid capitalization
Advisers, Inc.                                                                          companies and normally invests
                                                                                        predominantely in equity securities.
Managed by         Franklin Small Cap Value        Small Cap    Long term total return  At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                                                      small capitalization companies and normally
Services, LLC                                                                           invests predominantly in equity securities.



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       22


Administered by    Franklin Templeton VIP            Model      Capital appreciation    Invests equal portions in Class 1 shares of
Franklin Templeton Founding Funds Allocation       Portfolio    with income as a        the Franklin Income Securities Fund, Mutual
Services, LLC      Fund                             (Fund of    secondary goal.         Shares Securities Fund, and Templeton Growth
                                                     Funds)                             Securities Fund.
Managed by         Franklin U.S. Government Fund   Short-Term   Income                  At least 80% of its net assets in U.S.
Franklin Advisers,                                   Bonds                              government securities and normally invests
Inc.                                                                                    primarily in fixed and variable rate
                                                                                        mortgage-backed securities.
                   Franklin Zero Coupon Fund     Intermediate-  As high an investment   Normally invests at least 80% of its net
                   2010                            Term Bonds   return as is consistent assets in zero coupon debt securities. The
                                                                with capital            fund will mature in December of 2010 and
                                                                preservation            will then no longer be available as an
                                                                                        Investment Option under the Contract. For
                                                                                        additional information regarding the
                                                                                        maturity of the fund, please see the
                                                                                        Franklin Zero Coupon Fund prospectus.
Managed by         Mutual Global Discovery       International  Capital appreciation    Invests primarily in U.S. and foreign equity
Franklin Mutual    Securities Fund                   Equity                             securities that the manager believes are
Advisers,                                                                               undervalued. The fund also invests, to a
LLC/Franklin                                                                            lesser extent, in risk arbitrage securities
Templeton                                                                               and distressed companies.
Investment
Management Limited
Managed by         Mutual Shares Securities Fund  Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity
Franklin Mutual                                                 with income as a        securities that the manager believes are
Advisers, LLC                                                   secondary goal          undervalued. The fund also invests, to a
                                                                                        lesser extent, in risk arbitrage securities
                                                                                        and distressed companies.
Managed by         Templeton Foreign Securities  International  Long-term capital       Normally invests at least 80% of net assets
Templeton          Fund                              Equity     growth                  in investments of issuers located outside
Investment                                                                              the U.S., including those in emerging
Counsel, LLC                                                                            markets, and normally invests predominantly
                                                                                        in equity securities.
Managed by         Templeton Global Bond         Intermediate-  High current income,    Normally invests at least 80% of its net
Franklin Advisers, Securities Fund                 Term Bonds   consisent with          assets in bonds, which include debt
Inc.                                                            preservation of         securities of any maturity, such as bonds,
                                                                capital, with capital   notes, bills and debentures. The fund may
                                                                appreciation as a       invest a portion of its total assets in
                                                                secondary consideration bonds rated below investment grade and a significant portion of its assets in foreign
                                                                                        securities.
Managed by         Templeton Growth Securities   International  Long-term capital       Normally invests primarily in equity
Templeton Global   Fund                              Equity     growth                  securities of companies located anywhere in
Advisors                                                                                the world, including those in the U.S. and
Limited/Templeton                                                                       in emerging markets.
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL Allianz Global Investors    A "Fund of   Long-term capital       Normally invests in a combination of AGI
Investment         Select Fund                    Funds" Model  appreciation with       Mutual Funds, with 45% to 65% of the fund's
Management LLC                                     Portfolio    preservation of capital assets allocated to equity investments and
                                                                                        35% to 55% allocated to fixed income
                                                                                        investments.
                   AZL Balanced Index Strategy     A "Fund of   Long-term capital       Invests primarily in a combination of five
                   Fund                           Funds" Model  appreciation with       underlying bond and equity index funds.
                                                   Portfolio    preservation of capital
                   AZL Fusion Balanced Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 40% to 60%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Conservative Fund    A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 25% to 45%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Growth Fund          A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 70% to 90%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Fusion Moderate Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 55% to 75%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Moderate Index Strategy     A "Fund of   Long-term capital       Invests primarily in a combination of five
                   Fund                           Funds" Model  appreciation            underlying bond and equity index funds.
                                                   Portfolio
JENNISON
Managed by Allianz AZL Jennison 20/20 Focus Fund  Large Blend   Long-term growth of     At least 80% of its total assets in
Investment                                                      capital                 approximately 40 (which may range up to 45)
Management                                                                              equity and equity-related securities of
LLC/Jennison                                                                            companies that the subadviser believes have
Associates LLC                                                                          strong capital appreciation potential.



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       23


J.P. MORGAN
Managed by Allianz AZL JPMorgan Large Cap Equity  Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus
Investment         Fund                                         capital                 any borrowings for investment purposes,
Management                                                                              primarily in equity securities of large- and
LLC/J.P. Morgan                                                                         medium-capitalization U.S. companies.
Investment
Management, Inc.
                   AZL JPMorgan U.S. Equity Fund  Large Blend   High total return       Invests at least 80% of its net assets, plus
                                                                                        any borrowings for investment purposes,
                                                                                        primarily in equity securities of large- and
                                                                                        medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM International Fund   International  Maximum long-term       At least 80% of its net assets in securities
Investment                                           Equity     capital appreciation    of companies in developed countries located
Management                                                                              outside the U.S., represented in the Morgan
LLC/Nicholas-                                                                           Stanley Capital International Europe
Applegate Capital                                                                       Australasia Far East (MSCI EAFE) Index.
Management, LLC
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC Growth Fund            Large Growth  Long-term growth of     Invests at least 65% of its assets in common
Investment                                                      capital with income as  stocks of "growth" companies with market
Management LLC/                                                 an incidental           capitalizations of at least $5 billion.
Oppenheimer                                                     consideration
Capital LLC
                   AZL OCC Opportunity Fund        Small Cap    Capital appreciation    At least 65% of its assets in common stocks
                                                                                        of "growth" companies with market
                                                                                        capitalizations of less than $2 billion at
                                                                                        the time of investment.
Managed by Allianz OpCap Mid Cap Portfolio          Mid Cap     Long-term capital       Invests at least 80% of its net assets in
Global Investors                                                appreciation            equity securities of companies with market
Fund Management                                                                         capitalizations between $500 million and $15
LLC                                                                                     billion at the time of purchase that the
                                                                                        adviser believes are undervalued in the
                                                                                        marketplace.
OPPENHEIMERFUNDS
Managed by Allianz AZL Oppenheimer Global Fund   International  Capital appreciation    Invests mainly in common stocks of mid and
Investment                                           Equity                             large-cap companies in the U.S. and foreign
Management LLC/                                                                         countries, including countries with
OppenheimerFunds,                                                                       developed and emerging markets.
Inc.
                   AZL Oppenheimer International International  Long-term capital       Common stocks of growth companies that are
                   Growth Fund                       Equity     appreciation            domiciled outside the U.S. or have their
                                                                                        primary operations outside the U.S.,
                                                                                        including companies in emerging markets.
Managed by         Oppenheimer Global Securities International  Long-term capital       Invests mainly in common stocks of U.S. and
OppenheimerFunds,  Fund/VA                           Equity     appreciation            foreign issuers, currently with an emphasis
Inc.                                                                                    in developed markets.
                   Oppenheimer High Income         High-Yield   High level of current   Invests mainly in a variety of high-yield
                   Fund/VA                           Bonds      income                  fixed-income securities of domestic and
                                                                                        foreign issuers with at least 65% of total
                                                                                        assets in high-yield, lower-grade fixed
                                                                                        income securities commonly known as "junk"
                                                                                        bonds.
                   Oppenheimer Main Street        Large Blend   High total return       Invests mainly in common stocks of U.S.
                   Fund[{R}]/VA                    (which includes growth  companies of different capitalization
                                                                in the value of its     ranges, presently focusing on large-
                                                                shares as well as       capitalization issuers.
                                                                current income)
PIMCO
Managed by Allianz AZL PIMCO Fundamental          Large Blend   Exceed the total return Invests substantially all assets in
Investment         IndexPLUS Total Return Fund                  of the FTSE             derivative instruments based on the Enhanced
Management                                                      RAFI{trademark} 1000    RAFI{trademark} 1000, backed by a portfolio
LLC/Pacific                                                     Index                   of short and intermediate term fixed income
Investment                                                                              instruments.
Management Company
LLC
Managed by Pacific PIMCO VIT All Asset Portfolio   Specialty    Maximum real return     Invests in institutional class shares of the
Investment                                          (Fund of    consistent with         underlying PIMCO Funds and does not invest
Management Company                                   Funds)     preservation of real    directly in stocks or bonds of other
LLC                                                             capital and prudent     issuers.
                                                                investment management



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       25


Managed by Pacific PIMCO VIT CommodityReal         Specialty    Maximum real return     Invests in commodity linked derivative
Investment         Return[TM] Strategy Portfolio                consistent with prudent instruments backed by a portfolio of
Management Company                                              investment management   inflation-indexed securities and other fixed
LLC                                                             income securities.
                   PIMCO VIT Emerging Markets    Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Bond Portfolio                  Term Bonds   consistent with         instruments of issuers that economically are
                                                                preservation of capital tied to countries with emerging securities and prudent investment  markets.
                                                                management
                   PIMCO VIT Global Bond         Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Portfolio (Unhedged)            Term Bonds   consistent with         instruments of issuers in at least three
                                                                preservation of capital countries (one of which may be the U.S.), and prudent investment  which may be represented by futures
                                                                management              contracts. May invest, without limitation,
                                                                                        in securities of issuers in emerging market
                                                                                        countries.
                   PIMCO VIT Global Multi-Asset    A "Fund of   Total return which      Invests in a combination of affiliated and
                   Portfolio                      Funds" Model  exceeds a 60% MSCI      unaffiliated funds, fixed income
                                                   Portfolio    World Index/40%         instruments, equity securities, forwards and
                                                                Barclays Capital U.S.   derivatives. Typically invests 20% to 80% of
                                                                Aggregate Index blend   total assets in equity-related investments.
                   PIMCO VIT High Yield            High-Yield   Maximum total return,   At least 80% of assets in a diversified
                   Portfolio                         Bonds      consistent with         portfolio of high-yield securities ("junk
                                                                preservation of capital bonds") rated below investment grade, but at and prudent investment  least Caa by Moody's or equivalently rated
                                                                management              by S&P or Fitch. May invest up to 20% of
                                                                                        total asets in securities denominated in
                                                                                        foreign currencies.
                   PIMCO VIT Real Return         Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-
                   Portfolio                       Term Bonds   consistent with         indexed bonds of varying maturities issued
                                                                preservation of real    by the U.S. and non-U.S. governments, their
                                                                capital and prudent     agencies or instrumentalities and
                                                                investment management   corporations.
                   PIMCO VIT                      Large Growth  Total return which      Invests substantially in S&P
                   StocksPLUS[{R}]                 exceeds that of the S&P 500[{R}] derivatives, backed by
                   Growth and Income Portfolio                  500[{R}]   a portfolio of fixed income instruments. May
                                                                                        invest in common stocks, options, futures,
                                                                                        options on futures, and swaps.
                                                                                        The fund will be liquidated on or about July
                                                                                        17, 2009 and will then no longer be
                                                                                        available as an Investment Option under the
                                                                                        Contract. For additional information
                                                                                        regarding the liquidation, please see the
                                                                                        PIMCO VIT StocksPLUS Growth and Income
                                                                                        Portfolio prospectus. Any Contract Value
                                                                                        remaining in the Investment Option at the
                                                                                        time the fund is liquidated will be
                                                                                        transferred to the AZL Money Market Fund.
                   PIMCO VIT Total Return        Intermediate-  Maximum total return,   At least 65% of total assets in a
                   Portfolio                       Term Bonds   consistent with         diversified portfolio of fixed income
                                                                preservation of capital instruments of varying maturities, which may and prudent investment  be represented by forwards or derivatives
                                                                management              such as options, futures contracts, or swap
                                                                                        agreements.
PRUDENTIAL
Managed by         SP International Growth       International  Long-term growth of     Invests primarily in equity-related
Prudential         Portfolio                         Equity     capital                 securities of foreign issuers with at least
Investments                                                                             65% of its total assets in common stocks of
LLC/William Blair                                                                       foreign companies operating or based in at
& Company LLC and                                                                       least five different countries.
Marsico Capital
Management LLC
Managed by         SP Strategic Partners Focused  Large Growth  Long-term growth of     At least 65% of total assets in equity and
Prudential         Growth Portfolio                             capital                 equity-related securities of U.S. companies
Investments                                                                             that the adviser believes to have strong
LLC/Jennison                                                                            capital appreciation potential.
Associates LLC and
AllianceBernstein
L.P.
SCHRODER
Managed by Allianz AZL Schroder Emerging Markets   Specialty    Capital appreciation    Invests at least 80% of its net assets in
Investment         Equity Fund                                                          equity securities of companies that the
Management                                                                              subadviser believes to be "emerging market"
LLC/Schroder                                                                            issuers. May invest remainder of assets in
Investment                                                                              securities of issuers located anywhere in
Management North                                                                        the world.
America Inc.
                   AZL Schroder International    International  Long-term capital       At least 80% of net assets in equity
                   Small Cap Fund                    Equity     appreciation            securities of small capitalization companies
                                                                                        located outside the U.S. (generally with
                                                                                        market capitalizations of $3.5 billion or
                                                                                        less at the time of investment) that it
                                                                                        believes offer the potential for capital
                                                                                        appreciation.
SELIGMAN
Managed by J. & W. Seligman Smaller-Cap Value      Small Cap    Long-term capital       At least 80% of net assets in common stocks
Seligman & Co.     Portfolio                                    appreciation            of "value" companies with smaller market
Incorporated                                                                            capitalizations (up to $3 billion) at the
                                                                                        time of purchase by the portfolio.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS Balanced Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation with       of equity and fixed income securities with
Management                                                      preservation of capital 40% to 60% allocated to the equity portfolio
LLC/First Trust                                                 as an important         and the balance allocated to the fixed
Advisors L.P. and                                               consideration           income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
Managed by Allianz AZL TargetPLUS Equity Fund        Model      Total return            Invests at least 80% of net assets in common
Investment                                         Portfolio                            stocks of companies that are identified by a
Management                                                                              model based on an allocation of 20% of fund
LLC/First Trust                                                                         assets in each of five separate strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS Growth Fund        Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation            of equity and fixed income securities with
Management                                                                              70% to 90% allocated to the equity portfolio
LLC/First Trust                                                                         and the balance allocated to the fixed
Advisors L.P. and                                                                       income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
                   AZL TargetPLUS Moderate Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
                                                   Portfolio    appreciation            of equity and fixed income securities with
                                                                                        55% to 75% allocated to the equity portfolio
                                                                                        and the balance allocated to the fixed
                                                                                        income portfolio. May invest a significant
                                                                                        portion of its total assets in securities of
                                                                                        non-U.S. companies.
TURNER
Managed by Allianz AZL Turner Quantitative Small   Small Cap    Long-term growth of     At least 80% of its net assets in common
Investment         Cap Growth Fund                              capital                 stocks and other equity securities of U.S.
Management                                                                              companies with small market capitalizations
LLC/Turner                                                                              that the subadviser believes, based on a
Investment                                                                              quantitative model, have strong earnings
Partners, Inc.                                                                          growth potential. Small capitalization
                                                                                        companies are defined as companies with
                                                                                        market capitalizations, at the time of
                                                                                        purchase, in the range of companies included
                                                                                        in the Russell[ ]2000[{R}]
                                                                                        Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen Comstock Fund   Large Value   Capital growth and      Invests at least 80% of net assets in common
Investment                                                      income                  stocks with the potential for capital growth
Management LLC/Van                                                                      and income. May invest  up to 25% of total
Kampen Asset                                                                            assets in foreign securities.
Management



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       26


Managed by Allianz AZL Van Kampen Equity and       Specialty    Highest possible income Invests at least 65% of its total assets in
Investment         Income Fund                                  consistent with safety  income-producing equity securities and also
Management LLC/Van                                              of principal with long- invests in investment grade quality debt
Kampen Asset                                                    term growth of capital  securities. May invest up to 25% ot total
Management                                                      as an important         assets in foreign securities, including
                                                                secondary objective     emerging market securities.
                   AZL Van Kampen Global         International  Long term capital       Invests primarily in a portfolio of equity
                   Franchise Fund                    Equity     appreciation            securities of issuers located throughout the
                                                                                        world that it believes have, among other
                                                                                        things, resilient business franchises and
                                                                                        growth potential. Normally invests at least
                                                                                        65% of total assets in securities of issuers
                                                                                        from at least three different countries,
                                                                                        which may include the U.S.
                   AZL Van Kampen Global Real      Specialty    Income and capital      Invests at least 80% of assets in equity
                   Estate Fund                                  appreciation            securities of companies in the real estate
                                                                                        industry located throughout the world,
                                                                                        including real estate investment trusts and
                                                                                        real estate operating companies established
                                                                                        outside the U.S.
                   AZL Van Kampen Growth and      Large Value   Income and long-term    Invests at least 65% of total assets in
                   Income Fund                                  growth of capital       income-producing equity securities,
                                                                                        including common stocks and convertible
                                                                                        securities; also in non-convertible
                                                                                        preferred stocks and debt securities rated
                                                                                        "investment grade." May invest  up to 25% of
                                                                                        total assets in foreign securities,
                                                                                        including emerging market securities.
                   AZL Van Kampen Mid Cap Growth    Mid Cap     Capital growth          At least 80% of net assets in common stocks
                   Fund                                                                 and other equity securities of mid
                                                                                        capitalization growth companies.




Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. Also, transfers from the FPAs may be subject to an MVA. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


The following applies to any transfer.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o Transfers from a FPA may be subject to an MVA.
o If your Contract includes the Living Guarantees, you can make transfers from the FPAs to the extent that the GAV Fixed Account Minimum is met (see section 6, Guaranteed Account Value (GAV) Benefit - The GAV Fixed Account Minimum). These transfers may be subject to an MVA unless the transfers are made within 30 days before the end of the Account Period. In some states you cannot make allocations to the FPAs and they may only be available for GAV Transfers we make.


o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow and you will not be charged additional fees for participating in or terminating from this program. If your Contract includes the Living Guarantees, the automatic transfers that we make (GAV Transfers) in and out of the FPAs to support the Living Guarantees may affect your flexible rebalancing program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       32
5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.


We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, the only general account Investment Choices we offer under this Contract during the Accumulation Phase are the Fixed Period Accounts (FPAs). Any amounts you allocate to the FPAs, as well as any amounts we transfer to the FPAs under the Living Guarantees become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

FIXED PERIOD ACCOUNTS (FPAS)
FPAs are a type of Investment Choice available under our general account. We will credit any amount in the FPAs with interest. FPAs are available only during the Accumulation Phase. Money removed from an FPA may be subject to an MVA, which may increase or decrease your Contract Value and/or the amount of the withdrawal or transfer.

FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.


You can allocate up to 50% of any Purchase Payment to an FPA. However, in some states the FPAs may only be available for GAV Transfers we make under the Living Guarantees. In addition, under the Living Guarantees we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary. If you allocated any portion of the initial Purchase Payment to an FPA on the Issue Date, we applied that amount to an FPA with a ten-year Account Period. We will also apply any additional transfers or portions of Purchase Payments allocated to an FPA during the first Contract Year to this ten-year Account Period. Similarly, a nine-year Account Period is available for allocations in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five-year rolling Account Periods. In the 11th through the 15th Contract Years, allocations can be made to an FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five-year Account Period is available; in the 12th Contract Year a four-year Account Period is available, and so on until the 16th Contract Year when a new five-year Account Period is again available. Please see the following table for more information.


CONTRACT YEAR FPA ACCOUNT PERIOD  CONTRACT YEAR FPA ACCOUNT PERIOD  CONTRACT YEAR FPA ACCOUNT PERIOD
      1                 10 years        6                  5 years       11                  5 years
      2                  9 years        7                  4 years       12                  4 years
      3                  8 years        8                  3 years       13                  3 years
      4                  7 years        9                  2 years       14                  2 years
      5                  6 years       10             1 year             15             1 year

Allocations to the FPAs are credited with interest rates that vary based on the Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate. The interest rate on the FPAs will be greater than zero, but it could be less than 1% and it could be less than the interest rate applied to the FPA guaranteed minimum value (see the "Market Value Adjustment (MVA)" discussion later in this section).

Generally, the initial interest rate is set on the date the first allocation is made to an FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to an FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to an FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to an FPA earlier in that Contract Year.

Any withdrawal or transfer (whether through your request or through the GAV Transfers we make to maintain the Living Guarantees) from an FPA may be subject to a Market Value Adjustment. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.


PARTIAL WITHDRAWALS DURING THE ACCUMULATION PHASE: We will first take any partial withdrawal proportionately from the Investment Options. If the Contract Value in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a first-in, first-out (FIFO) basis. That is, a partial withdrawal from the FPAs will reduce the Contract Value in the oldest FPA, then the next oldest, and so on. If your Contract includes the Living Guarantees and you take a partial withdrawal that eliminates your Contract Value in the Investment Options, your Contract Value will remain in the FPAs until such time as the mathematical model that supports the Living Guarantees initiates a GAV Transfer from the FPAs to the Investment Options.

IF YOUR CONTRACT INCLUDES THE LIVING GUARANTEES: Your ability to make transfers from the FPAs is subject to the GAV Fixed Account Minimum. You can request a transfer from the FPAs that would reduce the Fixed Account Value in the FPAs below this minimum by resetting the GAV Benefit (see "The GAV Fixed Account Minimum" and "Resetting the GAV Benefit" discussions in section 6, Guaranteed Account Value (GAV) Benefit).

IF YOUR CONTRACT DOES NOT INCLUDE THE LIVING GUARANTEES: If you request a partial transfer or partial withdrawal from the FPAs and the amount you request to receive is greater than the Fixed Account Value in the FPAs after adjustment for any applicable MVA, we will treat your request as a request for a complete transfer or full withdrawal from the FPAs. Additionally, we will treat any request for a partial withdrawal from the FPAs that would reduce the Fixed Account Value in the FPAs below $1,000 as a request for a full withdrawal from the FPAs.


FOR CONTRACTS ISSUED IN MINNESOTA: We hold amounts allocated to the FPAs in a nonunitized separate account that we established under Minnesota insurance law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the FPAs. State insurance law prohibits us from charging this separate account with the liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the FPAs. This guarantee is based on the continued claims paying ability of Allianz Life.

FOR CONTRACTS ISSUED IN ALABAMA, OREGON, PENNSYLVANIA, UTAH AND WASHINGTON: The FPAs are not directly available to you and they are not subject to a Market Value Adjustment. The FPAs are only available to receive GAV Transfers that we make during the Accumulation Phase if your Contract includes the Living Guarantees. You cannot allocate Purchase Payments to the FPAs and you cannot transfer Contract Value to or from the FPAs. You also cannot request withdrawals directly from the FPAs. If your Contract includes Living Guarantees and you request a partial withdrawal, we will take the partial withdrawal proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a FIFO basis.

MARKET VALUE ADJUSTMENT (MVA)
An MVA is an adjustment we make for transfers or withdrawals from an FPA that occur at any time other than 30 days before the end of an Account Period. There will be no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (for example, the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an MVA. We will allocate any amounts (including the GAV Fixed Account Minimum, if applicable) for which we have not received instructions at the end of the Account Period to another FPA with a five-year Account Period.


We also will not apply MVAs to amounts withdrawn for withdrawal charges, the contract maintenance charge, death claims, or for amounts you receive if you return the Contract under the free look/right to examine provision. We determine any withdrawal charges based on market value adjusted withdrawals.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Upon a transfer or withdrawal of Contract Value from the FPAs, we will apply the MVA to the amount of the withdrawal or transfer. At the time of transfer or withdrawal, the MVA formula compares the interest rate that applies to the FPA from which amounts are being removed to the current interest rate offered on new allocations to an FPA of the same Account Period. An MVA can be either positive or negative depending on the interest rate currently offered on an FPA as shown in the following table. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.


IF THE INTEREST RATE ON THE FPA FROM WHICH AMOUNTS ARE BEING REMOVED IS{ellipsis}     THEN THE
                                                                                  MVA IS{ellipsis}
Less than the current interest rate for new                                           negative
allocations to an FPA of the same Account Period
Equal to the current interest rate for new                                              zero
allocations to an FPA of the same Account Period
Greater than the current interest rate for new                                        positive
allocations to an FPA of the same Account Period

The MVA formula is [(1+I) / (1+J)][N] where:
I =  Current interest rate earned in the FPA from which amounts are being transferred or withdrawn.
J = Current interest rate for new allocations to an FPA with an Account Period equal to the remaining term (rounded up) in the current Account Period.
N = Number of days from the date of transfer/withdrawal from the FPA to the next Contract Anniversary divided by 365, plus the number of whole years remaining in the Account Period.

The MVA is also subject to a minimum and a maximum. The minimum and maximum apply upon partial withdrawal/transfer or complete withdrawal/transfer.

The MVA minimum is equal to the greater of (a) or (b), with the result then divided by (c), where:
  (a)= The FPA guaranteed minimum value.
  (b)= All allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.
  (c)= The Fixed Account Value.

The MVA maximum is equal to (a) divided by the greater of (b) or (c), where:
  (a)= The Fixed Account Value.
  (b)= The FPA guaranteed minimum value.
  (c)= All allocations to the FPAs, less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.

THE FPA GUARANTEED MINIMUM VALUE IS EQUAL TO:
o 87.5% of all allocations to the FPAs, less all partial withdrawals
  (including any withdrawal charges) and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate (which is also the state nonforfeiture rate) specified in the Contract (which is currently 1%-3% depending on your state).
  PLUS
o Upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

All previous partial withdrawals and transfers in this calculation of the FPA guaranteed minimum value do not reflect any MVA.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

MVA EXAMPLES


The following examples show the effect of the MVA on a Contract.
o You purchased a February 2007 Contract with an initial Purchase Payment of $100,000 on January 1. You did not select the Living Guarantees. The FPA guaranteed minimum value interest rate is 3%.
o You allocate $10,000 to an FPA with a ten-year Account Period and an interest rate of 6%.
o You make no additional Purchase Payments.
o On July 1 of your sixth Contract Year, your Fixed Account Value in the
  FPA is $13,774.58. The sixth Contract Year is not a leap year.
o The withdrawal charge period for your initial Purchase Payment has not expired by the sixth Contract Year, so there will be a withdrawal charge of 4% on Purchase Payments withdrawn from the Contract during the sixth Contract Year.
o The Contract Value on the day of (but before) the withdrawal in the sixth Contract Year is $137,745.77.


The partial withdrawal privilege for the sixth Contract Year is 12% of total Purchase Payments = 12% x $100,000 = $12,000.

The withdrawal charge for full withdrawals during the sixth Contract Year is 4% of total Purchase Payments = 4% x $100,000 = $4,000.

The percentage of Contract Value in the FPAs in the sixth Contract Year = $13,774.58 / $137,745.77 = 10%.


The FPA guaranteed minimum value on July 1 of the sixth Contract Year is equal to:
  87.5% of all allocations to the FPAs less partial withdrawals and transfers accumulated at the FPA guaranteed minimum value interest rate for 5 years and 181 days =
  ((87.5% x $10,000) - $0) x 1.03 [((181/365) + 5)] =.............$10,293.43
PLUS
  Upon full withdrawal, the amount of the withdrawal charge that we assign to the FPAs (which is the percentage of Contract Value in the
     FPAs) = 10% x $4,000 =  +      400.00
           .......................................................$10,693.43
The MVA minimum on July 1 of the sixth Contract Year is equal to:
  The greater of (a) the FPA guaranteed minimum value, or (b) all allocations to the FPAs less partial withdrawals and transfers, divided by (c) the Fixed Account Value = $10,693.43 / $13,774.58 =
     0.776316
The MVA maximum on July 1 of the sixth Contract Year is equal to:
  (a) The Fixed Account Value divided by the greater of (b) the FPA guaranteed minimum value, or (c) all allocations to the FPAs less partial withdrawals and transfers = $13,774.58 / $10,693.43 =
     1.288135


EXAMPLE OF A POSITIVE MVA ON FULL WITHDRAWAL FROM THE FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:

Assume that the current interest rate for an FPA with a five-year Account Period is 5%.

The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.05] [((184/365) + 4) ]= 1.043618.


Because the MVA is less than the MVA maximum (1.288135), we will use the MVA to calculate the amount of the withdrawal after application of the MVA, which is $13,774.58 x 1.043618 = $14,375.40.

Next we compute the withdrawal charge. The partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge. The amount of the withdrawal subject to the withdrawal charge = $14,375.40 - $12,000 = $2,375.40. The amount of the withdrawal charge = $2,375.40 x 4% = $95.02.

In other words, the amount we would withdraw from the FPA is $13,774.58, and the amount you would receive after application of the MVA and deduction of the withdrawal charge = $14,375.40 - $95.02 = $14,280.38.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXAMPLE OF A NEGATIVE MVA ON A PARTIAL WITHDRAWAL OR TRANSFER FROM A FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:

Assume that the current interest rate for an FPA with a five-year Account Period is 7%. You request a partial withdrawal of $4,000 from the FPA.

The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.07] [((184/365) + 4) ]= 0.958589.


Because the MVA is more than the MVA minimum (0.776316), we will use the MVA to calculate the amount we will withdraw from the FPA in order to send you a check for $4,000 after we apply the MVA. The amount we would withdraw from the FPA is:
$4,000 / 0.958589 = $4,172.80.


Next, we would compute the withdrawal charge. Because the partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge, there will be no withdrawal charge for this partial withdrawal. In other words, we would withdraw $4,172.80 from the FPA, and you would receive $4,000 after application of the MVA.

If you had instead requested we transfer $4,000 from the FPA to the Investment Option(s), we would apply the MVA to the amount transferred, instead of applying the MVA to the Fixed Account Value in the FPA. The amount we would transfer into the Investment Options is: $4,000 x 0.958589 = $3,834.36. In other words, we would transfer $4,000 out of the FPA, and we would transfer $3,834.36 into your selected Investment Option(s).


NOTE REGARDING APPLICATION OF MVAS TO GAV TRANSFERS: We will not apply MVAs to GAV Transfers out of the FPAs initiated by us, effective for all Contracts issued on or after December 1, 2006 or such later date as this change is approved in your state. For Contracts issued before this date, you can opt out of having MVAs applied to GAV Transfers from the FPAs. An opt out will be effective as of the Business Day we receive your request in good order at our Service Center.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

6. GUARANTEED ACCOUNT VALUE (GAV) BENEFIT
Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, for Contracts with the Living Guarantees, the GAV Benefit is intended to provide a level of protection for the principal you invested five or more years ago and to lock in any investment gains from five or more Contract Anniversaries ago.


The Living Guarantees were only available at Contract issue. THE LIVING GUARANTEES CANNOT BE ADDED TO AN EXISTING CONTRACT AFTER IT IS ISSUED OR REMOVED FROM YOUR CONTRACT. The Living Guarantees provide a long term GAV Benefit during the Accumulation Phase with no additional fee or charge. To maintain the guarantee, we will periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the "GAV Transfers" discussion later in this section).


The GAV Benefit guarantees that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or Contract termination) your Contract Value will at least equal the GAV established five years ago, less all GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference.


YOU DO NOT HAVE ANY PROTECTION UNDER THE GAV BENEFIT UNLESS YOU HOLD THE CONTRACT FOR AT LEAST FIVE YEARS. YOUR PURCHASE PAYMENTS ARE NOT PROTECTED UNDER THE GAV BENEFIT UNTIL WE HAVE HAD THEM FOR AT LEAST FIVE YEARS.


Assuming no partial withdrawals, the GAV Benefit has the effect of guaranteeing that, beginning with your fifth Contract Anniversary (and on each subsequent anniversary until the Income Date that you take a Full Annuitization or Contract termination), your Contract Value will be at least equal to the initial GAV, or the GAV from any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a "high water mark." For example, assuming no withdrawals, on your 12th Contract Anniversary, the GAV Benefit guarantees that your Contract Value will be at least the highest GAV established on the Issue Date, or on any Contract Anniversary, up to and including, the seventh Contract Anniversary, that is, the "high water mark" from that period. HOWEVER, THE GAV BENEFIT DOES NOT PROVIDE ANY PROTECTION UNTIL THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION THE GAV DOES NOT LOCK IN ANY GAINS UNTIL FIVE YEARS AFTER THEY OCCUR, AND THE GAV DOES NOT AUTOMATICALLY LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

As noted above, if on a Contract Anniversary, your Contract Value is less than the GAV established five years ago, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to the application of this payment as a "True Up." Because the True Ups increase your Contract Value, they will also increase the total dollar amount (but not the percentage) of the M&E charge you pay.


AN ADDITIONAL PURCHASE PAYMENT WILL IMMEDIATELY INCREASE YOUR CONTRACT VALUE, BUT DOES NOT BECOME PART OF THE VALUE GUARANTEED BY THE GAV BENEFIT UNTIL IT IS AT LEAST FIVE YEARS OLD. THEREFORE, A LARGE ADDITIONAL PURCHASE PAYMENT MAY DIMINISH THE ADVANTAGE OF THE GAV BENEFIT BY DECREASING THE LIKELIHOOD THAT YOU WOULD RECEIVE A TRUE UP TO YOUR CONTRACT. For example, if on the fifth Contract Anniversary your Contract Value is less than the GAV from five years ago, then we True Up your Contract Value to equal that GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GAV from five years ago, then we would not make a True Up to your Contract. This example assumes you take no partial withdrawals. Any withdrawals you take may reduce the GAV by an amount greater than the withdrawal itself. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS GREATER THAN THE GAV, THE GAV WILL BE REDUCED BY THE DOLLAR AMOUNT OF THE WITHDRAWAL. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS LESS THAN THE GAV, THE GAV WILL BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the FPAs will no longer be available to you and you will no longer receive any True Ups under the Living Guarantees.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

CALCULATING THE GAV
The initial GAV is equal to all Purchase Payments received during the first 90 days of your Contract, less any GAV adjusted partial withdrawals taken during this period. Adjusted partial withdrawals include withdrawals and any amounts applied to Partial Annuitizations. Additional Purchase Payments will increase the GAV on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the GAV proportionately. We also recalculate the GAV on every Contract Anniversary as follows.


On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:
  A   =The initial GAV, plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.
  B   =Your Contract Value on the first Contract Anniversary.
On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:
  C   =The GAV from the previous Contract Anniversary plus any additional
       Purchase Payments received in the previous Contract Year and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.
  D   =Your Contract Value on that Contract Anniversary.
For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: A X B

For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: C + (D X B)

                                                                                GMIBPA X GAV1
                                                                                    GMIB

  (A) =The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  (B) =The greater of one, or the ratio of (e) divided by (f) where:
       (e)=The GAV on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
       (f)=The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.
  (C) =The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals (before any MVA) taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in part (d) of this formula.
  (D) =The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
  GMIBPA = The amount of any GMIB value applied to a GMIB Partial Annuitization. GMIB = The GMIB value on the day of (but before) the GMIB Partial
         Annuitization.
  GAV1   = The GAV on the day of (but before) the GMIB Partial Annuitization.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

GAV EXAMPLE
o You purchased a February 2007 Contract and selected the Living
  Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments. Therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.


o You take no partial withdrawals or Partial Annuitizations. Therefore, the calculations of the GAV that follows will only take into account the previous GAV and the current Contract Value on the Contract Anniversary. For information on how these calculation would be effected by a partial withdrawal, please see Appendix D.
o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $115,000; on the third Contract Anniversary it is $119,000; and on the fourth Contract Anniversary it is $121,000.

  The initial GAV...........................................................
     $100,000

  The GAV on the first Contract Anniversary equals the greater of:  (A)
     the initial GAV, which is the initial Purchase Payment of $100,000; or (B) the Contract Value on the first Contract Anniversary, which is $120,000 $120,000

  The GAV on the second Contract Anniversary equals the greater of:  (C)
     the GAV from the first Contract Anniversary ($120,000); or (D) the Contract Value on the second Contract Anniversary, which is $115,000 $120,000

  The GAV on the third Contract Anniversary equals the greater of:  (C)
     the GAV from the second Contract Anniversary ($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $119,000 $120,000

  The GAV on the fourth Contract Anniversary equals the greater of:  (C)
     the GAV from the third Contract Anniversary ($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $121,000 $121,000

APPLYING THE GAV BENEFIT
o On the fifth Contract Anniversary the Contract Value is $105,000. The initial GAV established five years ago is $100,000. The fifth anniversary Contract Value is greater than the initial GAV, so there is no True Up on the fifth Contract Anniversary.
o On the sixth Contract Anniversary the Contract Value is $108,000. The
  GAV established five years ago on the first Contract Anniversary is $120,000. The sixth anniversary Contract Value is less than the GAV from the first Contract Anniversary, so we will True Up the Contract Value to equal this amount by applying $12,000 to the Investment Options on the sixth Contract Anniversary.
o On the seventh Contract Anniversary the Contract Value is $122,000. The
  GAV from five years ago (the second Contract Anniversary) is $120,000. The seventh anniversary Contract Value is greater than the GAV established five years ago on the second Contract Anniversary so there is no True Up on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

            CONTRACT VALUE   GAV       CONTRACT VALUE GUARANTEED UNDER THE GAV      AMOUNT OF GAV TRUE  CONTRACT VALUE AFTER ANY GAV
                                    BENEFIT (DOES NOT APPLY UNTIL THE 5TH CONTRACT  UP (DOES NOT APPLY            TRUE UP
                                                     ANNIVERSARY)                     UNTIL THE 5TH
                                                                                         CONTRACT
                                                                                       ANNIVERSARY)
Issue          $100,000    $100,000                       -                                 -                     $100,000
1st            $120,000    $120,000                       -                                 -                     $120,000
Contract
Anniversary
2nd            $115,000    $120,000                       -                                 -                     $115,000
Contract
Anniversary
3rd            $119,000    $120,000                       -                                 -                     $119,000
Contract
Anniversary
4th            $121,000    $121,000                       -                                 -                     $121,000
Contract
Anniversary
5th            $105,000    $121,000                    $100,000                            None                   $105,000
Contract
Anniversary
6th            $108,000    $121,000                    $120,000                          $12,000                  $120,000
Contract
Anniversary
7th            $122,000    $122,000                    $120,000                            None                   $122,000
Contract
Anniversary


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

GAV TRANSFERS
There is no additional charge for the GAV Benefit. However, to make this guarantee available, we monitor your Contract daily as it relates to the GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GAV Transfers). You will still have complete discretion over the selection of and allocation to the Investment Options for any portion of your Contract Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to Contract Value that, if negative, will, in turn increase the amount and/or frequency of GAV Transfers to the FPAs.


We will transfer amounts between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change during the life of your Contract. We will transfer amounts to the FPAs proportionately from all of your selected Investment Options. GAV Transfers from the FPAs to the Investment Options will be allocated according to your most recent allocation instructions. During the first two Contract Years, the Fixed Account Value immediately after any GAV Transfer to the FPAs is limited to 50% of total Purchase Payments received, but we may transfer more than 50% of your total Purchase Payments to the FPAs beginning on the second Contract Anniversary. GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.


The mathematical model we use to determine GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GAV Transfer.

        CHANGE IN ONE FACTOR, ASSUMING ALL OTHER FACTORS REMAIN CONSTANT
FACTOR                                              DIRECTION OF THE GAV TRANSFER
Contract Value increases                            To the Investment Options
GAV increases                                       To the FPAS
Credited interest rate on the FPAs increases        To the Investment Options
Time until application of the GAV Benefit decreases To the FPAS


The amount of the GAV Transfer will vary depending on the magnitude and direction of the change in these factors and their impact on your Contract Value. Most importantly, GAV Transfers out of the Investment Options into the FPAs occur as the Contract Value falls relative to the GAV. GAV Transfers to the FPAs generally first occur when the Contract Value drops below the most recently established GAV by an amount that typically ranges between 1% to 4%. If the Contract Value continues to fall, more GAV Transfers to the FPAs will occur. THE AMOUNT OF THE FIRST GAV TRANSFER TO THE FPAS WILL TYPICALLY BE SIGNIFICANT, and will involve a transfer to the FPAs of an amount that ranges between 39% and 44% of your Contract Value. Subsequent transfer amounts to the FPAs typically range between 6% and 10% of your Contract Value. Concentrating Contract Value in Investment Options with higher volatility is likely to result in greater changes in Contract Value relative to the GAV. If those changes are negative, they will, in turn, result in higher amounts of and/or more frequent GAV Transfers to the FPAs. In addition, as the time remaining until application of the GAV True Up shortens, the frequency and amount of GAV Transfers to the FPAs will increase, particularly in poorly performing markets.


Transactions you make may also affect the number of GAV Transfers including:
o additional Purchase Payments,
o partial withdrawals, and
o Partial Annuitizations.

Additional Purchase Payments, withdrawals and Partial Annuitizations will change the Contract Value relative to the GAV, and may result in additional GAV Transfers.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

When a GAV Transfer occurs, we allocate the transferred Contract Value to the available FPA. In general, the Contract Value allocated to the FPA will remain in the FPA until the performance of your Investment Options recovers sufficiently to support the guarantees provided by the GAV Benefit. It can be expected that, in some instances, Contract Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the GAV True Up shortens. As this time shortens:
o GAV Transfers to the FPAs become more likely, and
o Contract Value relative to the GAV must increase in order for GAV
  Transfers from the FPAs to occur.

After the second Contract Anniversary, it is possible that substantially all of your Contract Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GAV. This can be true even if your Contract Value exceeds the GAV.


THE DAILY REBALANCING FORMULA UNDER THE MATHEMATICAL MODEL: As noted above, to limit our exposure under the GAV Benefit, we transfer Contract Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change during the life of your Contract. We do this in order to minimize the need to provide a True Up (for example, we will pay into your Contract an amount by which the Contract Value falls short of the GAV as of the Contract Anniversary date when that GAV becomes available), or to reduce the amount of any True Up that is required. (Generally, amounts allocated to the Investment Options have a greater potential for gain or loss than amounts allocated to the FPAs.) We will determine a GAV for each Contract Anniversary and we may need to provide a True Up to any GAV five or more Contract Years after it was established. When a True Up becomes more likely, including when your Contract Value is less than any GAV, the mathematical model will tend to allocate more Contract Value to the FPAs. If, on the other hand, the Contract Value is much higher than each of these GAVs, then a True Up may not be necessary, and therefore, the mathematical model will tend to allocate more Contract Value to the Investment Options.


Each Business Day the mathematical model computes a "target allocation," which is the portion of the Contract Value that is to be allocated to the Investment Options.

The target allocation depends on several factors - the Owner's current Contract Value as compared to the Owner's GAV, the time until the GAV becomes available, and the rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.

The mathematical model could theoretically call for a daily reallocation of Contract Value so that the Owner's actual allocation between the Investment Options and FPAs always equals that Owner's target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a "baseline allocation," which is the target allocation determined at issue or upon the most recent GAV Transfer.

In other words, at issue, the target and baseline allocations are the same; on each Business Day going forward the target allocation will change with the Contract's changing characteristics, while the baseline allocation will not change until the first GAV Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin, a GAV Transfer takes place that makes the Owner's actual allocation equal to the target allocation, and the mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the transfer for use in future comparisons.

In practice, we find that for a newly-issued Contract, no GAV Transfer to the FPAs will occur until the target allocation to the Investment Options has fallen to about 60% of Contract Value. Therefore, the initial GAV Transfer will transfer enough Contract Value so that approximately 40% of the Contract Value will be in the FPAs after the GAV Transfer.

Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, a GAV Transfer will transfer Contract Value from the FPAs to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, the GAV Transfer will transfer Contract Value from the Investment Options to the FPAs. As with the initial GAV Transfer, a subsequent GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. In practice, we find that GAV Transfers after the first typically range between 6% and 10% of the Contract Value.


The specified margin is set on the Issue Date and cannot be changed for the life of a Contract.



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the target allocation on a daily basis.

WE WILL TRANSFER CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FPAS, AND FROM THE FPAS TO THE INVESTMENT OPTIONS, ACCORDING TO THE MATHEMATICAL MODEL IN ORDER TO SUPPORT THE LIVING GUARANTEES. YOU SHOULD VIEW THE GAV BENEFIT AS A WAY TO PERMIT YOU TO INVEST IN THE INVESTMENT OPTIONS TO THE EXTENT PERMITTED BY THE MATHEMATICAL MODEL, WHILE STILL HAVING YOUR PRINCIPAL AND SOME OF YOUR INVESTMENT GAINS PROTECTED TO THE EXTENT PROVIDED BY THE GAV BENEFIT. YOU SHOULD NOT VIEW THE GAV BENEFIT AS A "MARKET TIMING" OR OTHER TYPE OF INVESTMENT PROGRAM DESIGNED TO ENHANCE YOUR EARNINGS UNDER THE CONTRACT. IF WE MAKE TRANSFERS FROM YOUR CHOSEN INVESTMENT OPTIONS TO THE FPAS DURING A MARKET DOWNTURN, LESS (OR POTENTIALLY NONE) OF YOUR CONTRACT VALUE WILL BE AVAILABLE TO PARTICIPATE IN ANY UPSIDE POTENTIAL OF THE INVESTMENT OPTIONS IF THERE IS A SUBSEQUENT RECOVERY. THIS MEANS THAT IF MOST OR ALL OF YOUR CONTRACT VALUE IS ALLOCATED TO THE FPAS, A SUBSEQUENT MARKET RECOVERY WILL BENEFIT ONLY THAT PORTION, IF ANY, OF YOUR CONTRACT VALUE WHICH REMAINS IN THE INVESTMENT OPTIONS. IF A RECOVERY IS SUSTAINED ENOUGH TO RESULT IN AMOUNTS BEING TRANSFERRED BACK FROM THE FPAS INTO YOUR SELECTED INVESTMENT OPTIONS, PROGRESSIVELY MORE OF YOUR CONTRACT VALUE MAY BE ABLE TO PARTICIPATE IN THE RECOVERY, BUT THE CONTRACT VALUE AS A WHOLE WILL ALWAYS RECOVER MORE SLOWLY THAN HAD IT BEEN MORE FULLY ALLOCATED TO THE INVESTMENT OPTIONS. THIS MAY POTENTIALLY PROVIDE LESS CONTRACT VALUE TO YOU THAN IF YOUR CONTRACT DID NOT INCLUDE THE LIVING GUARANTEES.


THE GAV FIXED ACCOUNT MINIMUM
The GAV Fixed Account Minimum is the amount we require to be kept in the FPAs to maintain the guarantee protection provided by the GAV Benefit. You can transfer amounts into or out of the FPAs subject to the GAV Fixed Account Minimum. You can only make a transfer from the FPAs that would reduce the amount in the FPAs below this minimum by resetting the GAV Benefit. If you allocate or transfer amounts to the FPAs, the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be less. If you transfer amounts out of the FPAs (subject to the GAV Fixed Account Minimum), the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be greater.


RESETTING THE GAV BENEFIT
FOR CONTRACTS ISSUED IN ALABAMA, OREGON, PENNSYLVANIA, UTAH AND WASHINGTON: The reset feature is not available.


You may reset the operation of the GAV Benefit at any time, as long as the reset date is at least 90 days from any earlier reset date and the reset provision is available in your state. Upon a reset, we will transfer 100% of your Contract Value to the Investment Choices on the reset date according to your most recent allocation instructions unless you instruct us otherwise. If you reset the operation of the GAV Benefit, the first Contract Anniversary on which your Contract Value will be guaranteed under the GAV Benefit will be the Contract Anniversary occurring five years after the Contract Anniversary that occurs on or after the reset date. This means that we will not make a True Up to the Contract any time between the reset date and the sixth Contract Anniversary after the reset date (or the fifth Contract Anniversary if you reset on a Contract Anniversary). The GAV on the reset date is the greater of:
o the last GAV calculated before the reset date, plus any additional
  Purchase Payments received on or after the last GAV calculation, and minus any GAV adjusted partial withdrawals taken on or after that calculation, or
o your Contract Value.


If your Contract Value on the reset date is less than the GAV at that time, the GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with a Purchase Payment equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.

On the Contract Anniversary that occurs on or after the reset date, the new GAV is equal to the greater of:
o the GAV established on the reset date, plus any additional Purchase
  Payments received on or after the reset date, and minus any GAV adjusted partial withdrawals taken on or after the reset date; or
o your Contract Value.

On each subsequent Contract Anniversary, the new GAV is calculated as previously described (see the "Calculating the GAV" discussion that appears earlier in this section).

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

OTHER INFORMATION ON THE GAV BENEFIT
Once we pay a GAV True Up to your Contract Value as a result of the GAV Benefit, the True Ups become part of your Contract Value and are available for immediate withdrawal. Also, any GAV True Ups will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. For tax purposes, your True Up will be treated as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different than when the Contract Value is less than your net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses - Withdrawal Charge.

The GAV Benefit will terminate upon the earliest of the following.
o The Income Date that you take a Full Annuitization, INCLUDING A REQUIRED
  FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o Contract termination.


7. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.


MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:


                                             M&E CHARGES
                             FEBRUARY 2007 CONTRACT AND             MAY 2005 CONTRACT
                 ORIGINAL CONTRACT ISSUED ON OR AFTER JUNE 22, 2007
Traditional GMDB                       1.25%                              1.40%
Enhanced GMDB                          1.45%                              1.60%


During the Annuity Phase, if you request variable Traditional Annuity Payments, the M&E charge is equal, on an annual basis, to 1.25% for a February 2007 Contract and an Original Contract issued on or after June 22, 2007, and 1.40% for a May 2005 Contract. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.


These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death benefits, income benefits, withdrawal benefits and Living Guarantees under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

CONTRACT MAINTENANCE CHARGE
We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. If there is an insufficient amount in the Investment Options, the charge is deducted first from the Investment Options, and any remaining amount is deducted from the FPAs. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $75,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.


WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 9, Access to Your Money - Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution
(RMD) Payments.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), and less any withdrawal charges. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS OR THE DEDUCTION OF THE CONTRACT MAINTENANCE CHARGE. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: withdrawals under the GWB, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix G.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. We consider any True Ups we make to your Contract Value under the GAV Benefit to be earnings. However, if the Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) some or all of the True Up may, in effect, be treated as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. For more information see section 6, Guaranteed Account Value (GAV) Benefit - Other Information on the GAV Benefit.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   8%
                                1                                  8%*
                                2                                   7%
                                3                                   6%
                                4                                   5%
                                5                                   4%
                                6                                   3%
                         7 years or more                            0%

* 7.5% in Alabama, Oregon, Pennsylvania, Utah and Washington.

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment. However, withdrawals from the FPAs may be subject to an MVA.


We calculate the charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the Contract Value and we deduct it proportionately from the Investment Options. However, if there is not enough Contract Value in the Investment Options, we will deduct the remaining amount of the charge proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXAMPLE: You purchased a February 2007 Contract with the Living Guarantees. You made an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. There is no MVA at the time of the withdrawal. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.


1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7% withdrawal charge, and you will receive $27,900. We determine this amount as follows:

  (AMOUNT WITHDRAWN) X (1 - WITHDRAWAL CHARGE) = THE AMOUNT YOU RECEIVE, OR:

$30,000 x 0.930 = $27,900.


  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,900 ($12,000 under the partial withdrawal privilege and $27,900 from the first Purchase Payment), so we would need to deduct $12,100 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

  (THE AMOUNT YOU RECEIVE) {divide} (1 - WITHDRAWAL CHARGE) = AMOUNT WITHDRAWN,
  OR:

$12,100 {divide} 0.920 = $13,152


4)CONTRACT EARNINGS. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,152 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,152.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may have reduced or eliminated the amount of the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. Transfers from a FPA may be subject to an MVA, which may increase or decrease the value of your Contract and/or the amount transferred. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is a GAV Transfer or is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.


8. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization. For more information on the "Taxation of GMIB Payments," see Section 2, The Annuity Phase.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).


If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

We may have issued the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we made this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we made this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009
months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.


NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.


FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.


In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.


REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

9. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including GWB withdrawals);
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o adjusted for any applicable MVA,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.


See the Fee Tables and section 7, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: withdrawals under the GWB, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix G.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as an RMD payment in the same Contract Year, and before any MVA. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply to amounts withdrawn from a FPA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.


The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
o confined to a nursing home for a period of at least 90 consecutive days;
  or
o terminally ill, which is defined as life expectancy of 12 months or less
  (we will require a full withdrawal of the Contract in this instance).

The waiver will not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

We require proof of these conditions in a form satisfactory to us, including certification by a licensed physician before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.

THESE BENEFITS VARY FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.


GUARANTEED WITHDRAWAL BENEFIT (GWB)
Contracts with Living Guarantees will include the GWB. The Living Guarantees were available at Contract issue. THE LIVING GUARANTEES CANNOT BE ADDED TO AN EXISTING CONTRACT AFTER IT IS ISSUED OR REMOVED FROM YOUR CONTRACT. There is no additional charge for the GWB. However, we monitor your Contract Value daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. This benefit provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary. THE GWB IS NOT AVAILABLE BEFORE THE SECOND CONTRACT ANNIVERSARY.


The GWB value is equal to total Purchase Payments less GWB adjusted partial withdrawals. The maximum amount available for GWB withdrawals each Contract Year is the lesser of:
o 12% of your total Purchase Payments before any MVA (the partial withdrawal privilege amount), or
o the remaining GWB value.


We will not deduct a withdrawal charge from amounts withdrawn under the GWB, but an MVA may apply to amounts withdrawn from a FPA. Amounts withdrawn under the GWB will not reduce the Withdrawal Charge Basis, but withdrawals in excess of the maximum amount available annually under the GWB will be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis. Amounts withdrawn under the GWB will count against the partial withdrawal privilege. Any unused GWB withdrawal amount in one Contract Year does not carry over to the next Contract Year. GWB withdrawals will be treated as withdrawals for tax purposes and if any Owner is younger than age 59 1/2, the GWB withdrawal may also be subject to a 10% federal penalty tax.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

WITHDRAWALS AND PARTIAL ANNUITIZATIONS YOU TAKE IN EXCESS OF THE MAXIMUM ALLOWABLE GWB WITHDRAWAL IN A CONTRACT YEAR MAY REDUCE THE GWB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the remaining GWB value, the GWB value may be reduced by more than the amount withdrawn or annuitized.

For each withdrawal* or traditional Partial Annuitization taken before the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: PW X GWBV

For each withdrawal* or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: GWBA + (RPWA X GWBV)


* Includes any amounts paid as part of a required minimum distribution.

                                                                                   GMIBPA  X GWB1
                                                                                        GMIB

  PW    =  The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  GWBA = The amount of the partial withdrawal* (before any MVA) that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take any traditional Partial Annuitization the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPWA portion of this formula.

  *  Includes GWB withdrawals.

  RPWA  =  The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.
  GWBV  =  The greater of one, or the ratio of (a) divided by (b) where:
           (a)=The remaining GWB value on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
           (b)=The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal adjusted for any applicable MVA.
  GMIBPA= The amount of the GMIB value applied to a GMIB Partial Annuitization. GMIB = The GMIB value on the day of (but before) the GMIB Partial
           Annuitization.
  GWB1  =  The remaining GWB value on the day of (but before) the GMIB Partial
           Annuitization.
You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that under the GWB, if you have no remaining Contract Value, your Contract will continue until you have withdrawn all the Purchase Payments less GWB adjusted partial withdrawals.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Withdrawal Benefit will no longer be available to you.

The GWB will terminate upon the earliest of the following.
o Contract termination.
o The Income Date that you take a Full Annuitization, INCLUDING A REQUIRED
  FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The GWB value is zero.
o The death of the Owner (unless the spouse continues the Contract as the new Owner).

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

GWB ADJUSTED PARTIAL WITHDRAWAL EXAMPLE
o You purchased a February 2007 Contract and selected the Living
  Guarantees. You made only one initial Purchase Payment of $100,000.
o The GWB value at issue is equal to the total Purchase Payments less GWB adjusted partial withdrawals, which is $100,000.
o The maximum amount you can withdraw under the GWB after the second
  Contract Anniversary is 12% of the total Purchase Payments before any MVA, which is 0.12 x $100,000 = $12,000.
o During the third Contract Year you take a partial withdraw of $13,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $95,000. There is no MVA on the partial withdrawal. We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x
     GWBV), where:
     GWBA  = The amount of the partial withdrawal that does not exceed
           th...........................................e maximum allowable
     GWB withdrawal for the Contract Year ...........................$12,000
     RPWA  =The remaining amount of the partial withdrawal (including any
           w............................................ithdrawal charge) =
     $13,000 - $12,000 = ..........................................+ ($1,000
     GWBV  =The greater of one, or the ratio of (a) divided by (b),
           w.................................................here:
     (a) The remaining GWB value on the day of (but before) the partial withdrawal ....................................$100,000
     (b) The Contract Value on the day of (but before) the partial withdrawal................................... / $95,000
       1.052632
           GWBV..................................................x 1.052632)
     GWB adjusted partial withdrawal.................................$13,053


  After this partial withdrawal, the remaining GWB value is $100,000 -
     $13,053 = ......................................................$86,947
o During the fourth Contract Year you take another partial withdrawal of $14,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $92,500. There is no MVA on the partial withdrawal.
  We calculate the GWB adjusted partial withdrawal as:  GWBA + (RPWA x
     GWBV), where:
     GWBA  = The amount of the partial withdrawal that does not exceed
           th...........................................e maximum allowable
     GWB withdrawal for the Contract Year ...........................$12,000
     RPWA  =The remaining amount of the partial withdrawal (including any
           w............................................ithdrawal charge) =
     $14,000 - $12,000 = ..........................................+ ($2,000
     GWBV  =The greater of one, or the ratio of (a) divided by (b),
           w.................................................here:
     (a) The remaining GWB value on the day of (but before) the partial withdrawal .....................................$88,947
     (b) The Contract Value on the day of (but before) the partial withdrawal................................... / $92,500
       0.961589
           GWBV...................................................x       1)
     GWB adjusted partial withdrawal.................................$14,000

  After this partial withdrawal, the remaining GWB value is $86,947 -
     $14,000 = ......................................................$72,947


SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If your Contract includes Living Guarantees, RMD payments will also count against the maximum amount available for GWB withdrawals. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, these withdrawals will be subject to any applicable withdrawal charge.


If your Contract includes the Living Guarantees, it also includes a GMIB that may have limited usefulness under a Qualified Contract that is subject to a RMD. If your Contract includes the Living Guarantees and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. In addition, RMD payments will reduce your GAV, GWB value, GMDB value, GMIB value, MAV (if applicable) and amounts available under your partial withdrawal privilege.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME.


INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.


10.ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

11.DEATH BENEFIT
At Contract issue, you were asked to select one of two death benefit options. If you did not make a selection, you received the Traditional GMDB. The Enhanced GMDB carries an additional M&E charge, and does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT.


The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.


TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1, 2 or 3.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.
3.The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


MAXIMUM ANNIVERSARY VALUE (MAV)

We only calculate the MAV until the date of any Owner's death.

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced for each GMDB adjusted partial withdrawal taken that day.

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA
For each withdrawal or traditional Partial Annuitization taken, a GMDB adjusted partial withdrawal is equal to: (A) X (B)

  (A) =The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  (B) =The greater of one, or the ratio of (c) divided by (d) where:
       (c)= The death benefit on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
       (d)= The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.

                                                                                     GMIBPA  X GMDB1
                                                                                          GMIB

  GMIBPA = The amount of the GMIB value applied to a GMIB Partial Annuitization. GMDB1 =The death benefit on the day of (but before) the GMIB Partial
           Annuitization.
  GMIB   = The GMIB value on the day of (but before) the GMIB Partial
           Annuitization.
ANY WITHDRAWALS OR TRADITIONAL PARTIAL ANNUITIZATIONS YOU TAKE IN A CONTRACT YEAR MAY REDUCE THE GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the death benefit, we will deduct more than the amount withdrawn or annuitized from the GMDB value.

Please see Appendix E for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.


DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the GMIB, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of the termination of the GMIB in section 2, The Annuity Phase - Guaranteed Minimum Income Benefit
(GMIB). If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit withinfive years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $75,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.


12.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009
used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.


We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.


We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.


Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.


We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.


13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

FPA  =   FIXED PERIOD ACCOUNT               GWB =   GUARANTEED WITHDRAWAL BENEFIT
GAV  =   GUARANTEED ACCOUNT VALUE           MAV =   MAXIMUM ANNIVERSARY VALUE
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MVA =   MARKET VALUE ADJUSTMENT
GMIB =   GUARANTEED MINIMUM INCOME BENEFIT



ACCOUNT PERIOD - the length of time for a Fixed Period Account. Account Periods range from one to ten years.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.


FEBRUARY 2007 CONTRACT - this Contract was available in all states except Washington.


FIXED ACCOUNT VALUE - the portion of your Contract Value that is in our general account during the Accumulation Phase.

FPAS (FIXED PERIOD ACCOUNTS) - a type of Investment Choice under our general account that earns interest and is only available during the Accumulation Phase. FPAs have Account Periods of anywhere from one to ten years and only one FPA is available for Purchase Payments or transfers in each Contract Year. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states the FPAs may only be available for GAV Transfers we make if your Contract includes the Living Guarantees. In addition, if your Contract includes the Living Guarantees, we may transfer more than 50% of the total Purchase Payments received to the FPAs beginning on the second Contract Anniversary. Withdrawals/transfers out of an FPA may be subject to a Market Value Adjustment, which may increase or decrease your Contract Value and/or the amount of the withdrawal/transfer.


FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments (other than Annuity Payments) will stop, and the death benefit will terminate. In addition, if your Contract includes the Living Guarantees, the FPAs and the Guaranteed Withdrawal Benefit will no longer be available to you and you will no longer receive any True Ups.


GAV (GUARANTEED ACCOUNT VALUE) BENEFIT - a benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in investment gains from prior anniversaries.


GAV FIXED ACCOUNT MINIMUM - if your Contract includes the Living Guarantees, this is the minimum amount of Contract Value that we determine must be allocated to an FPA to support the GAV Benefit.


GAV TRANSFERS - if your Contract includes the Living Guarantees, these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GAV Benefit.


GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you were asked to select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values.


GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the Living Guarantees (in most states) that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GWB (GUARANTEED WITHDRAWAL BENEFIT) - a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.


LIVING GUARANTEES - at issue you selected either a Contract with Living Guarantees or a Contract without Living Guarantees. THE LIVING GUARANTEES CANNOT BE ADDED TO AN EXISTING CONTRACT AFTER IT IS ISSUED OR REMOVED FROM YOUR CONTRACT. The Living Guarantees include the GAV Benefit, the GMIB and the GWB. However, the GMIB may not be available in all states. There are no additional fees or charges associated with these benefits.


MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the GMIB value and the Enhanced GMDB value.


MAY 2005 CONTRACT - this Contract first became available on May 1, 2005 and was replaced in all states except Washington by the February 2007 Contract.


MVA (MARKET VALUE ADJUSTMENT) - a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


ORIGINAL CONTRACT - this Contract first became available on September 20, 2002 and was replaced in all states except Washington by the May 2005 Contract.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner was designated at Contract issue.


PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the GMIB value to GMIB Payments if your Contract includes a GMIB). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.


QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Qualified Contracts may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.


SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

SEPARATE ACCOUNT VALUE - the portion of your Contract Value that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

TRUE UP - an amount we may pay into your Contract under the GAV Benefit. On the fifth and subsequent Contract Anniversaries, we will compare your Contract Value to the GAV established five years ago, adjusted for any partial withdrawals taken in the last five Contract Years. If your Contract Value on these occasions is less than this amount, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to this payment as a True Up.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.



14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............5
GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS7
ANNUITY PROVISIONS...............14
  Annuity Units/Calculating Annuity Payments14
MORTALITY AND EXPENSE RISK GUARANTEE14
FINANCIAL STATEMENTS.............14
APPENDIX - CONDENSED FINANCIAL INFORMATION15



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

15.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
o Allianz Life and Annuity Company

                                                               M40018 (R-3/2009)

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT OPTION             MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED      TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                 FEES     12B-1    FEES   EXPENSES FUND FEES  OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                          FEES*                       AND     BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                   EXPENSES     FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                   EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                                REIMBURSEMENTS                     REIMBURSEMENTS
AIM
AZL AIM International Equity          .90    .25        -      .20         -                 1.35              -                1.35
Fund[(1)]
BLACKROCK
AZL BlackRock Capital                 .80    .25        -      .14         -                 1.19              -                1.19
Appreciation  Fund[(1)]
AZL BlackRock Growth                  .85    .25        -      .12         -                 1.22              -                1.22
Fund[(1)]
AZL International Index               .35    .25        -      .10         -                  .70              -                 .70
Fund[(1),(13)]
AZL Money Market Fund[(1)]            .35    .25        -      .09         -                  .69              -                 .69
BlackRock Global Allocation           .65    .25        -      .13         -                 1.03              -                1.03
V.I. Fund - Class 3
COLUMBIA
AZL Columbia Mid Cap Value            .75    .25        -      .12         -                 1.12              -                1.12
Fund[(1)]
AZL Columbia Small Cap Value          .90      -        -      .32         -                 1.22            .12                1.10
Fund - Class 1[(1),(7),(8)]
AZL Columbia Small Cap Value          .90    .25        -      .32         -                 1.47            .12                1.35
Fund - Class 2[(1),(7)]
AZL Columbia Technology               .81    .25        -      .15         -                 1.21              -                1.21
Fund[(1)]
DAVIS
AZL Davis NY Venture Fund -           .75      -        -      .10         -                  .85              -                 .85
Class 1[(1),(7),(8)]
AZL Davis NY Venture Fund -           .75    .25        -      .10         -                 1.10              -                1.10
Class 2[(1),(7)]
Davis VA Financial                    .75      -        -      .13         -                  .88              -                 .88
Portfolio[(6)]
Davis VA Value Portfolio[(6)]         .75      -        -      .07         -                  .82              -                 .82
DREYFUS
AZL Dreyfus Equity Growth             .77    .25        -      .07         -                 1.09              -                1.09
Fund[(1)]
AZL S&P 500 Index Fund -              .17      -        -      .21         -                  .38            .14                 .24
Class 1[(1),(7),(8)]
AZL S&P 500 Index Fund -              .17    .25        -      .21         -                  .63            .14                 .49
Class 2[(1),(7)]
AZL Small Cap Stock Index             .26    .25        -      .24         -                  .75            .17                 .58
Fund -
Class 2[(1)]
FIRST TRUST
AZL First Trust Target Double         .60    .25        -      .13         -                  .98            .19                 .79
Play Fund[(1)]
FRANKLIN TEMPLETON
AZL Franklin Small Cap Value          .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
AZL Franklin Templeton                .70    .25        -      .25         -                 1.20              -                1.20
Founding Strategy Plus Fund -
Class 2[(1),(13)]
Franklin Global Real Estate           .80    .25        -      .30         -                 1.35            .32                1.03
Securities Fund - Class
2[(4)]
Franklin Growth and Income            .50    .25        -      .05         -                  .80              -                 .80
Securities Fund - Class 2[(3)
]
Franklin High Income                  .57    .25        -      .09         -                  .91              -                 .91
Securites Fund - Class 2[(3)]
Franklin Income Securities            .45    .25        -      .02         -                  .72              -                 .72
Fund - Class 2[(3)]
Franklin Large Cap Growth             .73    .25        -      .04         -                 1.02              -                1.02
Securities Fund - Class
2[(3)]



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       73


Franklin Rising Dividends             .60    .25        -      .02       .01                  .88            .01                 .87
Securities Fund - Class
2[(3),(5)]
Franklin Small-Mid Cap Growth         .50    .25        -      .28       .02                 1.05            .02                1.03
Securities Fund - Class
2[(5)]
Franklin Small Cap Value              .52    .25        -      .16       .01                  .94            .01                 .93
Securities Fund - Class
2[(5)]
Franklin Templeton VIP                .00    .25        -      .13       .65                 1.03            .03                1.00
Founding Funds Allocation
Fund - Class 2[(9)]
Franklin U.S. Government Fund         .49    .25        -      .04         -                  .78              -                 .78
-
Class 2[(3)]
Franklin Zero Coupon Fund             .60      -        -      .08         -                  .68              -                 .68
2010 - Class 1[(3)]
Mutual Global Discovery               .80    .25        -      .18         -                 1.23              -                1.23
Securities Fund - Class 2
Mutual Shares Securities Fund         .60    .25        -      .13         -                  .98              -                 .98
-
Class 2
Templeton Foreign Securities          .64    .25        -      .15       .02                 1.06            .02                1.04
Fund -
Class 2[(5)]
Templeton Global Bond                 .47    .25        -      .11         -                  .83              -                 .83
Securities Fund - Class
2[(3)]
Templeton Growth Securities           .74    .25        -      .04         -                 1.03              -                1.03
Fund -
Class 2[(3)]
JENNISON
AZL Jennison 20/20 Focus              .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
J.P. MORGAN
AZL JPMorgan Large Cap Equity         .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
AZL JPMorgan U.S. Equity Fund         .80      -        -      .23         -                 1.03            .08                 .95
-
Class 1[(1),(7),(8)]
AZL JPMorgan U.S. Equity Fund         .80    .25        -      .23         -                 1.28            .08                1.20
-
Class 2[(1),(7)]
NICHOLAS-APPLEGATE
AZL NACM International                .85    .25        -      .35         -                 1.45              -                1.45
Fund[(1)]
OPPENHEIMER  CAPITAL
AZL OCC Growth Fund[(1),(13)]         .75    .25        -      .20         -                 1.20              -                1.20
AZL OCC Opportunity Fund[(1)]         .85    .25        -      .14         -                 1.24              -                1.24
OpCap Mid Cap Portfolio[(10)]         .80      -        -      .18         -                  .98              -                 .98
OPPENHEIMER FUNDS
AZL Oppenheimer Global Fund -         .90      -        -      .22         -                 1.12              -                1.12
Class 1[(1),(7),(8)]
AZL Oppenheimer Global Fund -         .90    .25        -      .22         -                 1.37              -                1.37
Class 2[(1),(7)]
AZL Oppenheimer International         .75    .25        -      .17         -                 1.17              -                1.17
Growth Fund[(1)]
Oppenheimer Global Securities         .63      -        -      .02         -                  .65              -                 .65
Fund/VA - Non Service
Class[(6)]
Oppenheimer High Income               .74      -        -      .06         -                  .80              -                 .80
Fund/VA - Non Service
Class[(6)]
Oppenheimer Main Street               .64      -        -      .02         -                  .66              -                 .66
Fund[{R}]/VA -
Non Service Class[(6)]
PIMCO
AZL PIMCO Fundamental                 .75    .25        -      .22         -                 1.22            .02                1.20
IndexPLUS Total Return
Fund[(1)]
PIMCO VIT All Asset Portfolio        .425      -      .15        -       .76                1.335            .02               1.315
-
Admin. Class[(6),(11),(12)]
PIMCO VIT CommodityRealReturn         .74      -      .15      .17       .09                 1.15            .09                1.06
Strategy Portfolio - Admin.
Class[(2),(6),(12)]



        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       74


PIMCO VIT Emerging Markets            .85      -      .15      .13         -                 1.13              -                1.13
Bond Portfolio - Admin.
Class[(6)]
PIMCO VIT Global Bond                 .75      -      .15      .07         -                  .97              -                 .97
Portfolio (Unhedged) - Admin.
Class[(6)]
PIMCO VIT Global Multi-Asset          .95      -      .15      .09       .66                 1.85            .75                1.10
Portfolio - Admin.
Class[(13)]
PIMCO VIT High Yield                  .60      -      .15        -         -                  .75              -                 .75
Portfolio -
Admin. Class[(6)]
PIMCO VIT Real Return                 .50      -      .15      .06         -                  .71              -                 .71
Portfolio -
Admin. Class[(6)]
PIMCO VIT                             .35      -      .15      .34         -                  .84              -                 .84
StocksPLUS[{R}]
Growth and Income Portfolio -
Admin. Class[(6)]
PIMCO VIT Total Return                .50      -      .15      .23         -                  .88              -                 .88
Portfolio -
Admin. Class[(6)]
PRUDENTIAL
SP International Growth               .85    .25        -      .29         -                 1.39              -                1.39
Portfolio - Class 2[(6)]
SP Strategic Partners Focused         .90    .25        -      .48         -                 1.63              -                1.63
Growth Portfolio - Class
2[(6)]
SCHRODER
AZL Schroder Emerging Markets        1.23    .25        -      .45         -                 1.93            .28                1.65
Equity Fund[(1)]
AZL Schroder International           1.00    .25        -      .28         -                 1.53              -                1.53
Small Cap Fund[(1)]
SELIGMAN
Seligman Smaller-Cap Value           1.00      -        -      .22         -                 1.22              -                1.22
Portfolio -
Class 1[(6)]
TARGETPLUS PORTFOLIOS
AZL TargetPLUS Balanced               .52    .25        -      .53         -                 1.30            .41                 .89
Fund[(1)]
AZL TargetPLUS Equity                 .60    .25        -      .24         -                 1.09            .30                 .79
Fund[(1)]
AZL TargetPLUS Growth                 .52    .25        -      .36         -                 1.13            .24                 .89
Fund[(1)]
AZL TargetPLUS Moderate               .52    .25        -      .44         -                 1.21            .32                 .89
Fund[(1)]
TURNER
AZL Turner Quantitative Small         .85    .25        -      .14         -                 1.24              -                1.24
Cap Growth Fund[(1)]
VAN KAMPEN
AZL Van Kampen Comstock               .73    .25        -      .09         -                 1.07              -                1.07
Fund[(1)]
AZL Van Kampen Equity and             .75    .25        -      .13         -                 1.13              -                1.13
Income Fund[(1)]
AZL Van Kampen Global                 .95    .25        -      .14         -                 1.34              -                1.34
Franchise Fund[(1)]
AZL Van Kampen Global Real            .90    .25        -      .27         -                 1.42            .07                1.35
Estate Fund[(1)]
AZL Van Kampen Growth and             .76    .25        -      .11         -                 1.12              -                1.12
Income Fund[(1)]
AZL Van Kampen Mid Cap Growth         .80    .25        -      .09         -                 1.14              -                1.14
Fund[(1)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.
(13)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore, the expenses shown are estimated for the current calendar year.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

INVESTMENT OPTION MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND     TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                  12B-1                         FEES AND     OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                  FEES*                       EXPENSES[(2)]  BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                               FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                  EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                               REIMBURSEMENTS                     REIMBURSEMENTS
FUND OF FUNDS
AZL Allianz             .05         -         .15        .20           1.06                 1.26       -                       1.26
Global Investors
Select
Fund[(1),(4)]
AZL Balanced            .05         -         .15        .20            .63                  .83       -                        .83
Index Strategy
Fund[(1),(4)]
AZL Fusion              .20         -         .04        .24           1.25                 1.49       -                       1.49
Balanced
Fund[(1),(3)]
AZL Fusion              .20         -         .20        .40            .91                 1.31      .05                      1.26
Conservative
Fund[(1),(3),(4)]
AZL Fusion Growth       .20         -         .03        .23           1.36                 1.59       -                       1.59
Fund[(1),(3)]
AZL Fusion              .20         -         .04        .24           1.29                 1.53       -                       1.53
Moderate
Fund[(1),(3)]
AZL Moderate            .05         -         .15        .20            .61                  .81       -                        .81
Index Strategy
Fund[(1),(4)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.
(4)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore the expenses shown are estimated for the current calendar year.


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the February 2007 Contract and the Original Contract issued on or after June 22, 2007 are listed in the tables below. You can find AUV information corresponding to additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                                                  M&E CHARGES
Allianz High Five - February 2007 Contract or Original Contract issued on or after June 22, 2007 with the Traditional       1.25%
GMDB
Allianz High Five - February 2007 Contract or Original Contract issued on or after June 22, 2007 with the Enhanced GMDB     1.45%


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL[ ]Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.



(Number of Accumulation Units in thousands)


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.25%
 12/31/2007    N/A 20.000      324
 12/31/2008 20.000 11.553      226
1.45%
 12/31/2007    N/A 19.774      110
 12/31/2008 19.774 11.399       78
AZL BlackRock Capital Appreciation Fund
1.25%
 12/31/2007    N/A 13.163      112
 12/31/2008 13.163  8.271      182
1.45%
 12/31/2007    N/A 13.092       31
 12/31/2008 13.092  8.210       47
AZL BlackRock Growth Fund
1.25%
 12/31/2007    N/A 13.468      317
 12/31/2008 13.468  5.227      441
1.45%
 12/31/2007    N/A 13.316      203
 12/31/2008 13.316  5.157      215
AZL Columbia Mid Cap Value Fund
1.25%
 12/31/2007    N/A 10.345      175
 12/31/2008 10.345  4.888      220
1.45%
 12/31/2007    N/A 10.310       60
 12/31/2008 10.310  4.862       53


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Small Cap Value Fund
1.25%
 12/31/2007    N/A 12.508       81
 12/31/2008 12.508  8.389       92
1.45%
 12/31/2007    N/A 12.417       34
 12/31/2008 12.417  8.311       39
AZL Columbia Technology Fund
1.25%
 12/31/2007    N/A 10.107      188
 12/31/2008 10.107  4.927      170
1.45%
 12/31/2007    N/A  9.983       68
 12/31/2008  9.983  4.857       72
AZL Davis NY Venture Fund
1.25%
 12/31/2007    N/A 13.681      534
 12/31/2008 13.681  8.038      618
1.45%
 12/31/2007    N/A 13.513      181
 12/31/2008 13.513  7.924      232
AZL Dreyfus Equity Growth Fund
1.25%
 12/31/2007    N/A 11.633      465
 12/31/2008 11.633  6.706      370
1.45%
 12/31/2007    N/A 11.491      106
 12/31/2008 11.491  6.610      123


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       78

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL First Trust Target Double Play Fund
1.25%
 12/31/2007    N/A 10.624      584
 12/31/2008 10.624  4.862      607
1.45%
 12/31/2007    N/A 10.603      218
 12/31/2008 10.603  4.843      205
AZL Franklin Small Cap Value Fund
1.25%
 12/31/2007    N/A 17.608      385
 12/31/2008 17.608 11.524      410
1.45%
 12/31/2007    N/A 17.445      117
 12/31/2008 17.445 11.393      105
AZL Fusion Balanced Fund
1.25%
 12/31/2007    N/A 12.170     1016
 12/31/2008 12.170  8.720     1104
1.45%
 12/31/2007    N/A 12.105      272
 12/31/2008 12.105  8.656      330
AZL Fusion Growth Fund
1.25%
 12/31/2007    N/A 12.865     2356
 12/31/2008 12.865  7.758     2407
1.45%
 12/31/2007    N/A 12.796      711
 12/31/2008 12.796  7.701      730
AZL Fusion Moderate Fund
1.25%
 12/31/2007    N/A 12.446     2423
 12/31/2008 12.446  8.265     2437
1.45%
 12/31/2007    N/A 12.379     1021
 12/31/2008 12.379  8.204     1042
AZL Jennison 20/20 Focus Fund
1.25%
 12/31/2007    N/A 14.931      417
 12/31/2008 14.931  8.831      582
1.45%
 12/31/2007    N/A 14.851      326
 12/31/2008 14.851  8.766      283
AZL JPMorgan Large Cap Equity Fund
1.25%
 12/31/2007    N/A 11.770      161
 12/31/2008 11.770  5.243      207
1.45%
 12/31/2007    N/A 11.626       67
 12/31/2008 11.626  5.169       57
AZL JPMorgan U.S. Equity Fund
1.25%
 12/31/2007    N/A 13.011      154
 12/31/2008 13.011  7.879      170
1.45%
 12/31/2007    N/A 12.916      117
 12/31/2008 12.916  7.806      139

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Money Market Fund
1.25%
 12/31/2007    N/A 11.258     2421
 12/31/2008 11.258 11.389     2795
1.45%
 12/31/2007    N/A 11.081      729
 12/31/2008 11.081 11.188      773
AZL NACM International Fund
1.25%
 12/31/2007    N/A  9.481       35
 12/31/2008  9.481  5.158       40
1.45%
 12/31/2007    N/A  9.468        6
 12/31/2008  9.468  5.140        6
AZL OCC Opportunity Fund
1.25%
 12/31/2007    N/A 16.814      102
 12/31/2008 16.814  8.775      105
1.45%
 12/31/2007    N/A 16.624       60
 12/31/2008 16.624  8.659       53
AZL Oppenheimer Global Fund
1.25%
 12/31/2007    N/A 15.320      209
 12/31/2008 15.320  8.918      201
1.45%
 12/31/2007    N/A 15.208      134
 12/31/2008 15.208  8.835      127
AZL Oppenheimer International Growth Fund
1.25%
 12/31/2007    N/A 20.694      336
 12/31/2008 20.694 11.415      241
1.45%
 12/31/2007    N/A 20.440      116
 12/31/2008 20.440 11.252       86
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.25%
 12/31/2007    N/A 11.684       27
 12/31/2008 11.684  6.824       43
1.45%
 12/31/2007    N/A 11.645        8
 12/31/2008 11.645  6.787        7
AZL S&P 500 Index Fund
1.25%
 12/31/2007    N/A  9.892      313
 12/31/2008  9.892  6.094      535
1.45%
 12/31/2007    N/A  9.879       49
 12/31/2008  9.879  6.074      172
AZL Schroder Emerging Markets Equity Fund
1.25%
 12/31/2007    N/A 13.489      447
 12/31/2008 13.489  6.409      377
1.45%
 12/31/2007    N/A 13.444      229
 12/31/2008 13.444  6.375      183

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Schroder International Small Cap Fund
1.25%
 12/31/2007    N/A  9.252       76
 12/31/2008  9.252  4.973       72
1.45%
 12/31/2007    N/A  9.240       24
 12/31/2008  9.240  4.956       10
AZL Small Cap Stock Index Fund
1.25%
 12/31/2007    N/A  9.339      148
 12/31/2008  9.339  6.369      331
1.45%
 12/31/2007    N/A  9.326       29
 12/31/2008  9.326  6.347       81
AZL TargetPLUS Balanced Fund
1.25%
 12/31/2007    N/A 10.127      200
 12/31/2008 10.127  7.560      221
1.45%
 12/31/2007    N/A 10.113       98
 12/31/2008 10.113  7.535       94
AZL TargetPLUS Equity Fund
1.25%
 12/31/2007    N/A 10.540      522
 12/31/2008 10.540  5.358      699
1.45%
 12/31/2007    N/A 10.519      212
 12/31/2008 10.519  5.336      182
AZL TargetPLUS Growth Fund
1.25%
 12/31/2007    N/A  9.949      232
 12/31/2008  9.949  5.957      290
1.45%
 12/31/2007    N/A  9.936       95
 12/31/2008  9.936  5.937      136
AZL TargetPLUS Moderate Fund
1.25%
 12/31/2007    N/A 10.090      191
 12/31/2008 10.090  6.739      310
1.45%
 12/31/2007    N/A 10.076      108
 12/31/2008 10.076  6.716      144
AZL Turner Quantitative Small Cap Growth Fund
1.25%
 12/31/2007    N/A 12.823       56
 12/31/2008 12.823  7.174       74
1.45%
 12/31/2007    N/A 12.755       14
 12/31/2008 12.755  7.121       18
AZL Van Kampen Comstock Fund
1.25%
 12/31/2007    N/A 12.510      318
 12/31/2008 12.510  7.884      247
1.45%
 12/31/2007    N/A 12.344      265
 12/31/2008 12.344  7.764      233


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Equity and Income Fund
1.25%
 12/31/2007    N/A 12.903      340
 12/31/2008 12.903  9.694      274
1.45%
 12/31/2007    N/A 12.808      295
 12/31/2008 12.808  9.604      275
AZL Van Kampen Global Franchise Fund
1.25%
 12/31/2007    N/A 19.496      442
 12/31/2008 19.496 13.753      363
1.45%
 12/31/2007    N/A 19.314      290
 12/31/2008 19.314 13.598      217
AZL Van Kampen Global Real Estate Fund
1.25%
 12/31/2007    N/A 10.879      386
 12/31/2008 10.879  5.820      300
1.45%
 12/31/2007    N/A 10.843      139
 12/31/2008 10.843  5.789      167
AZL Van Kampen Growth and Income Fund
1.25%
 12/31/2007    N/A 14.435      218
 12/31/2008 14.435  9.572      191
1.45%
 12/31/2007    N/A 14.244      271
 12/31/2008 14.244  9.426      202
AZL Van Kampen Mid Cap Growth Fund
1.25%
 12/31/2007    N/A 16.356      464
 12/31/2008 16.356  8.315      454
1.45%
 12/31/2007    N/A 16.139      269
 12/31/2008 16.139  8.189      235
BlackRock Global Allocation V.I. Fund
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.927      223
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.917       59
Davis VA Financial Portfolio
1.25%
 12/31/2007    N/A 16.021       36
 12/31/2008 16.021  8.486      115
1.45%
 12/31/2007    N/A 15.770       41
 12/31/2008 15.770  8.336       53
Davis VA Value Portfolio
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Global Real Estate Securities Fund
1.25%
 12/31/2007    N/A 55.094        2
 12/31/2008 55.094 31.343        1
1.45%
 12/31/2007    N/A 53.045        2
 12/31/2008 53.045 30.117        1
Franklin Growth and Income Securities Fund
1.25%
 12/31/2007    N/A 37.511       25
 12/31/2008 37.511 24.025       18
1.45%
 12/31/2007    N/A 36.116       13
 12/31/2008 36.116 23.085        9
Franklin High Income Securities Fund
1.25%
 12/31/2007    N/A 26.119      123
 12/31/2008 26.119 19.763      100
1.45%
 12/31/2007    N/A 25.147       84
 12/31/2008 25.147 18.990       53
Franklin Income Securities Fund
1.25%
 12/31/2007    N/A 49.888      840
 12/31/2008 49.888 34.656      635
1.45%
 12/31/2007    N/A 48.033      288
 12/31/2008 48.033 33.301      202
Franklin Large Cap Growth Securities Fund
1.25%
 12/31/2007    N/A 21.457       41
 12/31/2008 21.457 13.873       23
1.45%
 12/31/2007    N/A 20.961       12
 12/31/2008 20.961 13.526        8
Franklin Rising Dividends Securities Fund
1.25%
 12/31/2007    N/A 37.958       13
 12/31/2008 37.958 27.327       11
1.45%
 12/31/2007    N/A 36.767       47
 12/31/2008 36.767 26.417       27
Franklin Small Cap Value Securities Fund
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
Franklin Small-Mid Cap Growth Securities Fund
1.25%
 12/31/2007    N/A 25.771        2
 12/31/2008 25.771 14.635        3
1.45%
 12/31/2007    N/A 25.151        2
 12/31/2008 25.151 14.255        2


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Templeton VIP Founding Funds Allocation Fund
1.25%
 12/31/2007    N/A  9.253      214
 12/31/2008  9.253  5.860      519
1.45%
 12/31/2007    N/A  9.244      474
 12/31/2008  9.244  5.842      196
Franklin U.S. Government Fund
1.25%
 12/31/2007    N/A 26.955      137
 12/31/2008 26.955 28.639      218
1.45%
 12/31/2007    N/A 25.960       75
 12/31/2008 25.960 27.526       74
Franklin Zero Coupon Fund 2010
1.25%
 12/31/2007    N/A 41.122       25
 12/31/2008 41.122 43.654       41
1.45%
 12/31/2007    N/A 39.603       10
 12/31/2008 39.603 41.958       19
Mutual Global Discovery Securities Fund
1.25%
 12/31/2007    N/A 30.333      680
 12/31/2008 30.333 21.432      591
1.45%
 12/31/2007    N/A 29.664      234
 12/31/2008 29.664 20.917      174
Mutual Shares Securities Fund
1.25%
 12/31/2007    N/A 24.555     1600
 12/31/2008 24.555 15.251     1197
1.45%
 12/31/2007    N/A 24.013      537
 12/31/2008 24.013 14.885      381
OpCap Mid Cap Portfolio
1.25%
 12/31/2007    N/A 10.610      189
 12/31/2008 10.610  6.111      327
1.45%
 12/31/2007    N/A 10.574       46
 12/31/2008 10.574  6.079       55
Oppenheimer Global Securities Fund/VA
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
Oppenheimer High Income Fund/VA
1.25%
 12/31/2007    N/A 13.145        2
 12/31/2008 13.145  2.769        1
1.45%
 12/31/2007    N/A 12.939        0
 12/31/2008 12.939  2.720        0

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Oppenheimer Main Street Fund/VA
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
PIMCO VIT All Asset Portfolio
1.25%
 12/31/2007    N/A 13.024      110
 12/31/2008 13.024 10.824      155
1.45%
 12/31/2007    N/A 12.929       17
 12/31/2008 12.929 10.724       92
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.25%
 12/31/2007    N/A 12.867      228
 12/31/2008 12.867  7.143      374
1.45%
 12/31/2007    N/A 12.799       30
 12/31/2008 12.799  7.090      116
PIMCO VIT Emerging Markets Bond Portfolio
1.25%
 12/31/2007    N/A 12.336       91
 12/31/2008 12.336 10.405       88
1.45%
 12/31/2007    N/A 12.270       24
 12/31/2008 12.270 10.328       27
PIMCO VIT Global Bond Portfolio (Unhedged)
1.25%
 12/31/2007    N/A 10.482      145
 12/31/2008 10.482 10.264      262
1.45%
 12/31/2007    N/A 10.426       38
 12/31/2008 10.426 10.189      116
PIMCO VIT High Yield Portfolio
1.25%
 12/31/2007    N/A 14.468      107
 12/31/2008 14.468 10.925      170
1.45%
 12/31/2007    N/A 14.241       38
 12/31/2008 14.241 10.731       27
PIMCO VIT Real Return Portfolio
1.25%
 12/31/2007    N/A 12.411      245
 12/31/2008 12.411 11.392      307
1.45%
 12/31/2007    N/A 12.295       63
 12/31/2008 12.295 11.263      200
PIMCO VIT StocksPLUS Growth and Income Portfolio
1.25%
 12/31/2007    N/A 11.264        0
 12/31/2008 11.264  6.382        0
1.45%
 12/31/2007    N/A 11.086        0
 12/31/2008 11.086  6.269        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT Total Return Portfolio
1.25%
 12/31/2007    N/A 15.165      472
 12/31/2008 15.165 15.695      551
1.45%
 12/31/2007    N/A 14.926      198
 12/31/2008 14.926 15.417      253
Seligman Smaller-Cap Value Portfolio
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
SP International Growth Portfolio
1.25%
 12/31/2007    N/A 10.295        6
 12/31/2008 10.295  5.034        1
1.45%
 12/31/2007    N/A 10.151        0
 12/31/2008 10.151  4.953        0
SP Strategic Partners Focused Growth Portfolio
1.25%
 12/31/2007    N/A  8.207        0
 12/31/2008  8.207  4.981        0
1.45%
 12/31/2007    N/A  8.092        0
 12/31/2008  8.092  4.901        0
Templeton Foreign Securities Fund
1.25%
 12/31/2007    N/A 32.972       45
 12/31/2008 32.972 19.414       28
1.45%
 12/31/2007    N/A 31.937       16
 12/31/2008 31.937 18.767       10
Templeton Global Bond Securities Fund
1.25%
 12/31/2007    N/A 33.276      110
 12/31/2008 33.276 34.901      105
1.45%
 12/31/2007    N/A 32.082       34
 12/31/2008 32.082 33.581       41
Templeton Growth Securities Fund
1.25%
 12/31/2007    N/A 30.157      915
 12/31/2008 30.157 17.177      658
1.45%
 12/31/2007    N/A 29.335      301
 12/31/2008 29.335 16.676      234

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX C - GMIB VALUE CALCULATION EXAMPLES
o You purchased a February 2007 Contract with the Living Guarantees and made an initial Purchase Payment of $100,000. All Owners are age 55 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the fifth Contract Anniversary is $120,000.
o The MAV on the seventh Contract Anniversary is $150,000.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the eighth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. The withdrawal charge period on the initial Purchase Payment has expired, so there is no withdrawal charge on this partial withdrawal. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the eighth Contract Anniversary is $110,000.
o The MAV on the tenth Contract Anniversary is $180,000.
o The MAV on the fifteenth Contract Anniversary is $230,000.


The GMIB adjusted partial withdrawal is equal to:
  The amount of the partial withdrawal subject to the partial withdrawal privilege
  (12% of total Purchase Payments received) = 0.12 x $100,000 =......$12,000
PLUS
  The remaining amount of the partial withdrawal (including any withdrawal charge)................................................8,000


  Multiplied by the greater of a) or b):
     a)one, or
     b)the ratio of the GMIB value divided by the Contract Value on the date of (but before) the partial withdrawal = $150,000/$160,000 =
       0.94  x         1
           .........................................................$  8,000
  Total GMIB adjusted partial withdrawal.............................$20,000


The GMIB value on the eighth Contract Anniversary is equal to:
  The MAV on the seventh Contract Anniversary.......................$150,000
  Reduced by the GMIB adjusted partial withdrawal in the eighth Contract
     Year..........................................................-  20,000
           .........................................................$130,000

Below are examples of guaranteed monthly GMIB Payments. For Annuity Option 3, assume the Annuitant is male and the joint Annuitant is female. Both are age 55 on the Issue Date.

                                                                   GMIB PAYMENTS UNDER{ellipsis}
 YOUR INCOME DATE IS WITHIN 30     GMIB      OPTION 1 LIFE      OPTION 2 LIFE ANNUITY W/ 10      OPTION 3 JOINT & LAST SURVIVOR
              DAYS                VALUE         ANNUITY                    YEARS                            ANNUITY
   AFTER CONTRACT ANNIVERSARY
                               5 $120,000          $   540.00                      $   531.60                           $   440.40
                               8 $130,000          $   631.80                      $   617.50                           $   505.70
                              10 $180,000          $   925.20                      $   900.00                           $   730.80
                              15 $230,000           $1,386.90                       $1,311.00                            $1,055.70


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX D - GAV CALCULATION EXAMPLE
o You purchased a February 2007 Contract with Living Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.


o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $135,000; on the third Contract Anniversary it is $150,000; and on the fourth Contract Anniversary it is $135,000.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the fourth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.

  The initial GAV...........................................................
     $100,000

  The GAV on the first Contract Anniversary equals the greater of A or B:
     (A)the initial GAV = $100,000
     (B)the Contract Value on the first Contract Anniversary = $120,000
  The GAV on the first Contract Anniversary.........................$120,000

  The GAV on the second Contract Anniversary equals the greater of C or
     D:
     (C)the GAV from the first Contract Anniversary = $120,000
     (D)the Contract Value on the second Contract Anniversary = $135,000
  The GAV on the second Contract Anniversary........................$135,000

  The GAV on the third Contract Anniversary equals the greater of C or D:
     (C)= the GAV from the second Contract Anniversary = $135,000
     (D)the Contract Value on the third Contract Anniversary = $150,000
  The GAV on the third Contract Anniversary.........................$150,000

  Calculating the GAV adjusted partial withdrawal taken in the fourth
     Contract Year:
     The amount of the partial withdrawal subject to the partial withdrawal privilege
     (12% of total Purchase Payments) = 0.12 x $100,000 =..$12,000


     PLUS
     The remaining amount of the partial withdrawal (including any withdrawal charge).................................+ (8,000
     Multiplied by the greater of a) or b) where:
       (a) one, or
       (b)the GAV divided by the Contract Value on the date of (but before) the partial withdrawal = $150,000/$160,000 = 0.94 x
         1)
     Total GAV adjusted partial withdrawal.................$20,000


  The GAV on the fourth Contract Anniversary equals the greater of C or
     D:
     (C)the GAV from the third Contract Anniversary, minus the GAV adjusted partial withdrawal taken in the fourth Contract Year = $150,000 - $20,000 = $130,000
     (D)the Contract Value on the fourth Contract Anniversary = $135,000
  The GAV on the fourth Contract Anniversary........................$135,000


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPLYING THE GAV BENEFIT:
o On the fifth Contract Anniversary, the Contract Value is $105,000. The initial GAV is $100,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $80,000. The fifth anniversary Contract Value is greater than the initial GAV adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the fifth Contract Anniversary.
o On the sixth Contract Anniversary, the Contract Value is $108,000. The
  GAV established five years ago on the first Contract Anniversary is $120,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $100,000. The sixth anniversary Contract Value is greater than the GAV from the first Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the sixth Contract Anniversary.
o On the seventh Contract Anniversary, the Contract Value is $110,000. The
  GAV established five years ago on the second Contract Anniversary is $135,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $115,000. The seventh Anniversary Contract Value is less than the GAV from the second Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so we will True Up the Contract Value to equal this amount by applying $5,000 to the Investment Options on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

            CONTRACT VALUE   GAV    CONTRACT VALUE GUARANTEED UNDER THE GAV BENEFIT  AMOUNT OF GAV TRUE UP  CONTRACT VALUE AFTER GAV
                                         (DOES NOT APPLY UNTIL THE 5TH CONTRACT      (DOES NOT APPLY UNTIL          TRUE UP
                                                      ANNIVERSARY)                      THE 5TH CONTRACT
                                                                                          ANNIVERSARY)
Initial           $100,000 $100,000                                                -                      -                        -
1st               $120,000 $120,000                                                -                      -                        -
Contract
Anniversary
2nd               $135,000 $135,000                                                -                      -                        -
Contract
Anniversary
3rd               $150,000 $150,000                                                -                      -                        -
Contract
Anniversary
4th               $135,000 $135,000                                                -                      -                        -
Contract
Anniversary
5th               $105,000 $135,000                                        $  80,000                   None                 $105,000
Contract
Anniversary
6th               $108,000 $135,000                                         $100,000                   None                 $108,000
Contract
Anniversary
7th               $110,000 $135,000                                         $115,000                 $5,000                 $115,000
Contract
Anniversary

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES
o You purchased a February 2007 Contract with an initial Purchase Payment of $100,000. You chose not to include the Living Guarantees and you allocated your entire Purchase Payment to the Investment Options. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.


o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in these examples, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced by the GMDB adjusted partial withdrawal..............-   20,000
           ........................................................$  80,000
The GMDB adjusted partial withdrawal for (2) above is equal to:
  The amount of the partial withdrawal....................$ 20,000
  Multiplied by the greater of a) or b) where:
     a)is one, and
     b)is the ratio of the death benefit divided by the Contract Value on the day of (but before) the partial withdrawal =
       $160,000/$160,000 = 1..............................x      1
  Total GMDB adjusted partial withdrawal..................$ 20,000
Therefore, the death benefit that would be payable as of the tenth
  Contract Anniversary is the $140,000 Contract Value.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

IF YOU SELECTED THE ENHANCED GMDB:
The following details how we calculate the MAV on the first nine Contract
  Anniversaries:
                          CONTRACT VALUE   MAV
                         -------------------------
 1st Contract Anniversary       $110,000 $110,000
 2nd Contract Anniversary       $118,000 $118,000
 3rd Contract Anniversary       $116,000 $118,000
 4th Contract Anniversary       $122,000 $122,000
 5th Contract Anniversary       $120,000 $122,000
 6th Contract Anniversary       $141,000 $141,000
 7th Contract Anniversary       $147,000 $147,000
 8th Contract Anniversary       $155,000 $155,000
 9th Contract Anniversary       $162,000 $162,000

o On the Issue Date, the MAV is equal to total Purchase Payments
  ($100,000).
o On the first Contract Anniversary the Contract Value is $110,000, which is greater than the MAV from the immediately preceding Business
  Day ($100,000), so the MAV increases to $110,000.
o On the second Contract Anniversary the Contract Value is
  $118,000, which is greater than the MAV from the immediately preceding Business Day ($110,000), so the MAV increases to $118,000.
o On the third Contract Anniversary the Contract Value is $116,000, which is less than the MAV from the immediately preceding Business Day ($118,000), so the MAV does not change.
o On the fourth Contract Anniversary the Contract Value is
  $122,000, which is greater than the MAV from the immediately preceding Business Day ($118,000), so the MAV increases to $122,000.
o On the fifth Contract Anniversary the Contract Value is $120,000, which is less than the MAV from the immediately preceding Business Day ($122,000), so the MAV does not change.
o On the sixth, seventh, eighth and ninth Contract Anniversaries the Contract Value is greater than the MAV from the immediately preceding Business Day, so the MAV increases to equal the Contract
  Value.
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced by the GMDB adjusted partial withdrawal..............-   20,250
           ........................................................$  79,750
3)The Enhanced GMDB value:
  The MAV on the ninth Contract Anniversary.........................$162,000
     Reduced by the GMDB adjusted partial withdrawal..............-   20,250
           .........................................................$141,750
The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:
  The amount of the partial withdrawal....................$ 20,000
  Multiplied by the greater of a) or b) where:
     a) is one, and
     b) is the ratio of the death benefit divided by the Contract Value on the date of (but before) the partial withdrawal =
       $162,000/$160,000 = 1.0125.........................x 1.0125
  Total GMDB adjusted partial withdrawal..................$ 20,250
Therefore, the death benefit that would be payable as of the tenth
  Contract Anniversary is the $141,750 MAV.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX F - THE ORIGINAL CONTRACT
The Original Contract has different product features and expenses than the February 2007 Contract, as discussed in this appendix.


The Original Contract product features and expenses may include, but are not limited to the following.
o No restrictions on allocations of Purchase Payments to the FPAs.
o Annuity Option 6 was available for fixed and/or variable Annuity
  Payments.
o If an Owner requests variable Annuity Payments under Annuity Option 2,
  4, or 6 they can also take money out of the Contract during the Annuity Phase (take a liquidation).
o Liquidations during the Annuity Phase under Annuity Option 2 or 4 were subject to a commutation fee.
o Liquidations under Annuity Option 6 were subject to a withdrawal charge.
o There was no minimum or maximum on MVAs for partial transfers or partial withdrawals from the FPAs and the FPA guaranteed minimum value applied only upon a complete transfer or full withdrawal from the FPAs.
o The formula for the FPA guaranteed minimum value was different (please see the discussion that follows).
o The GWB was immediately available for exercise.
o The GWB terminated upon the earliest of Contract termination or the Income Date.
o The formula for all GMIB adjusted partial withdrawals was the same as the formula for GMIB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 2, The Annuity Phase - GMIB Adjusted Partial Withdrawals).
o The formula for GAV adjusted partial withdrawals was the same as the formula for GAV adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 6, Guaranteed Account Value (GAV) Benefit - Calculating the GAV).
o The formula for GWB adjusted partial withdrawals was the same as the formula for GWB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 9, Access to Your Money - Guaranteed Withdrawal Benefit (GWB)).
o The formula for GMDB adjusted partial withdrawals was different (please see the discussion that follows).
o The mortality and expense risk (M&E) charge for the Original Contract issued before June 22, 2007 is greater than the M&E charge for the Original Contract issued on or after June 22, 2007 and for the February 2007 Contract.

LIQUIDATIONS UNDER ANNUITY OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option you may be able to take a liquidation during the Annuity Phase. You may request a liquidation while the Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments selected. We will allow you to take a partial liquidation at least once each Contract Year starting five years after the Income Date. The liquidation value available to you is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. We will subtract a commutation fee from the amount you take out before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments will be restored to their original value as if no liquidations had taken place.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

LIQUIDATIONS UNDER OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option, you may be able to take a liquidation during the Annuity Phase. You may request a liquidation while at least one Annuitant is alive and the number of variable Annuity Payments made is less than the guaranteed number of payments elected. We will allow you to take a partial liquidation at least once each Contract Year starting five years after the Income Date. The liquidation value available to you is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. We will subtract a commutation fee from the amount you take out before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments will be restored to their original value as if no liquidations had taken place.

LIQUIDATIONS UNDER ANNUITY OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option, you may be able to take a liquidation during the Annuity Phase. You may request a liquidation at least once each Contract Year of up to 100% of the liquidation value in the Contract. The liquidation value is equal to the present value of the remaining variable Traditional Annuity Payments based on the Payment's current value, to the end of the period certain, using the selected AIR as the interest rate for the present value calculation. We will subtract a withdrawal charge from the amount you take out before we pay you the proceeds. We will process the liquidation within seven days after your written request is received in good order at our Service Center, reduced as set forth in the Contract. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining specified period certain by the percentage of the liquidation value withdrawn, including the withdrawal charge.

THE FPA GUARANTEED MINIMUM VALUE FOR THE ORIGINAL CONTRACT IS EQUAL TO:
The greater of (a) or (b) where:

  (a)= all allocations to the FPAs less partial withdrawals (including any withdrawal charges), Partial Annuitizations and transfers from the FPAs.
  (b)= 87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges), Partial Annuitizations, and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate specified in the Contract (which is 3%).

PLUS
       upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

For the Original Contract, in no event will the Contract Value in a FPA after application of the MVA be less than the FPA guaranteed minimum value upon complete transfer or full withdrawal.

All partial withdrawals, Partial Annuitizations and transfers in this calculation of the FPA guaranteed minimum value for the Original Contract does not reflect any MVA.

COMMUTATION FEE/WITHDRAWAL CHARGE FOR LIQUIDATIONS ON THE ORIGINAL CONTRACT: If you request variable Traditional Annuity Payments under Annuity Option 2 or 4 you may be able to take a liquidation during the Annuity Phase. Liquidations are first allowed five years after the Income Date. If you take a liquidation under Annuity Option 2 or 4 we will assess a commutation fee against the amount you withdraw.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

COMMUTATION FEE DURING THE ANNUITY PHASE - THE ORIGINAL CONTRACT ONLY
(as a percentage of amount liquidated under variable traditional Annuity Option 2 or 4)

 NUMBER OF COMPLETE YEARS SINCE INCOME DATE CHARGE
                     5                        4%
                     6                        3%
                     7                        2%
              8 years or more                 1%

If you request variable Traditional Annuity Payments under Annuity Option 6 you may be able to take a liquidation during the Annuity Phase. If you take a liquidation under Annuity Option 6 we may assess a withdrawal charge against the amount you withdraw.

WITHDRAWAL CHARGE DURING THE ANNUITY PHASE - THE ORIGINAL CONTRACT ONLY
(as a percentage of amount liquidated under variable traditional Annuity Option
6)

 NUMBER OF COMPLETE YEARS SINCE RECEIPT OF PURCHASE PAYMENT CHARGE
                             0                                8%
                             1                                8%
                             2                                7%
                             3                                6%
                             4                                5%
                             5                                4%
                             6                                3%
                      7 years or more                         0%

In some states, the commutation fee or withdrawal charge for liquidations during the Annuity Phase is replaced with a charge equal to the difference of the present value of the remaining variable Traditional Annuity Payments in the guaranteed period/specified period certain at AIR and AIR plus 1%.

We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.

SEPARATE ACCOUNT ANNUAL EXPENSES (Includes the mortality and expense risk (M&E) charges.)
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                   M&E CHARGES
                  ORIGINAL CONTRACT ISSUED BEFORE JUNE 22, 2007
 Traditional GMDB                     1.40%
 Enhanced GMDB                        1.60%

THE GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA FOR THE ORIGINAL CONTRACT IS EQUAL
TO:  FPW + (RPW X GMDB)

FPW = The amount of the partial withdrawal (before any MVA) that together with any other previous partial withdrawals taken during the Contract Year does not exceed 12% of total Purchase Payments (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.
RPW  = The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but the application of any MVA.
GMDB = The greater of one, or (a) divided by (b) where:
       (a)=the death benefit on the day of (but before) the partial withdrawal.
       (b)=the Contract Value on the day of (but before) the partial withdrawal, adjusted for any applicable MVA.

If you take a GMIB Partial Annuitization, the GMDB adjusted partial withdrawal formula for the Original Contract is the same as it is for the February 2007 Contract currently offered for sale in most states.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX G - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchased a February 2007 Contract with an initial Purchase Payment of $100,000, you selected the Living Guarantees, and you made no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a RMD payment in the same Contract Year, and before any MVA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege. The maximum amount available under the GWB is the lesser of the partial withdrawal privilege ($12,000) or the remaining GWB value (total Purchase Payments less GWB adjusted partial withdrawals). There is no MVA to any of the withdrawals in the following examples.


FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $0 - $0 =   $100,000
  Multiplied by the withdrawal charge.......................x       7%
       .....................................................$    7,000
Therefore, we would withdraw $90,000 from the Contract and pay you $83,000 ($90,000 less the $7,000 withdrawal charge). The full withdrawal will reduce the total amount available under the GWB to zero.

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
  FULL WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the third Contract Year. The total amount available under the partial withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. The partial withdrawal will reduce the total amount available under the GWB by $9,000.
o You take a full withdrawal in the fourth Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $0 - $0 =   $100,000
  Multiplied by the withdrawal charge.......................x       6%
       .....................................................$    6,000
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $84,000 ($90,000 less the $6,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $93,000. The full withdrawal will reduce the total amount available under the GWB to zero.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
  BY A FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the third Contract Year when the withdrawal charge is 7%. The total amount available under the partial withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount you will receive that is subject to a withdrawal charge$3,000........................................................
  Divided by (1 minus the withdrawal charge percentage)..{divide} 0.93
  Total amount withdrawn........................................$3,226
  Total withdrawal charge (amount withdrawn minus the amount requested) =
     $3,226 - $3,000 =.........................................$   226
Therefore, we would withdraw $15,226 from the Contract and pay you $15,000. The partial withdrawal will reduce the GWB by a minimum of $15,226. The reduction will be greater if the Contract Value on the day of (but before) the partial withdrawal is less than $100,000.

o Continuing the example, assume you take a full withdrawal in the fourth Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $3,000 - $226 =   $96,774
  Multiplied by the withdrawal charge........................x      6%
       .......................................................$  5,806
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $84,194 ($90,000 less the $5,806 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $99,194. The full withdrawal will reduce the total amount available under the GWB to zero.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE PARTIAL WITHDRAWAL PRIVILEGE
  FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the partial withdrawal privilege each year in the third, fourth, and fifth Contract Years (total distributions = $36,000). The $36,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. These partial withdrawals are guaranteed by the GWB, and will reduce the GWB by $36,000. The total amount available under the GWB after these partial withdrawals is equal to
$100,000 - $36,000 = $64,000.
o In the sixth Contract Year, the Contract Value is $11,000 and the maximum amount available under the GWB is $12,000. If you withdraw $12,000 under the GWB in the sixth Contract Year, your Contract Value would drop to zero, but you could continue to take $12,000 each year for the next four years and then make a final withdrawal of $4,000 in the eleventh Contract Year without incurring a withdrawal charge.

        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197


If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


        The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                  PART B - SAI
                                        1



                      STATEMENT OF ADDITIONAL INFORMATION
                             ALLIANZ HIGH FIVE[TM]
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
    ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE, US, OUR)


                                 APRIL 27, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
                   ALLIANZ LIFE.........................................2
                   EXPERTS..............................................2
                   LEGAL OPINIONS.......................................2
                   DISTRIBUTOR..........................................2
                   REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE....3
                   FEDERAL TAX STATUS...................................3
                     General............................................3
                     Diversification....................................4
                     Owner Control......................................4
                     Contracts Owned by Non-Individuals.................5
                     Income Tax Withholding.............................5
                     Required Distributions.............................5
                     Qualified Contracts................................5
                   GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS.............7
                   ANNUITY PROVISIONS..................................14
                     Annuity Units/Calculating Variable Annuity Payments14
                   MORTALITY AND EXPENSE RISK GUARANTEE................14
                   FINANCIAL STATEMENTS................................14
                   APPENDIX - CONDENSED FINANCIAL INFORMATION..........15



                                                                HIGHFIVESAI-0409






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.


EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.


We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                    $207,968,987.55                                            $0
    2007                    $218,444,880.80                                            $0
    2008                    $198,319,091.42                                            $0


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support









 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009
payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities




REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the








 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not








 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009
give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms








 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009
and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.





 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS
To make the GAV Benefit available we monitor your Contract Value daily and periodically transfer amounts between your selected Investment Options and the FPAs. We determine the amount and timing of GAV Transfers between the Investment Options and the FPAs according to a mathematical model.

The mathematical model uses the following formula to compute d, the percentage of Contract Value to be allocated to the Investment Options:
d = N{[ ln (C / G) + (r + s[2 ]/ 2) X t] / [s X {radical}t]}

where:
 NOTATION DESCRIPTION
-------------------------------------------------------------
    C     Contract Value
    G     Adjusted Guarantee
    r     Credited Rate
    s     Adjusted Volatility
    t     Time Remaining
    d     Percentage of Contract Value in Investment Options
    N     Cumulative Standard Normal Distribution function
    ln    Natural Logarithm function
Following is a more detailed discussion of the values used in the formula.
The CONTRACT VALUE includes Contract Value both in the Investment Options and in the FPAs.

The ADJUSTED GUARANTEE for a given GAV is the dollar value of the GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GAV) becomes available; the rate currently credited to the FPAs; and the current Contract Value as compared to the GAV. In mathematical terms, the adjusted guarantee (G) equals g multiplied by w, where g represents the dollar value of the GAV, and w is a factor that we use to incorporate the current anticipated price of the guarantee into the GAV Benefit.

o w is based upon a guarantee ratio, m, that we use to measure how "low" a Contract Value is relative to the GAV.
o m is the ratio of (a) the difference of the GAV minus the Contract
  Value, and (b) the difference of the GAV minus the present value of the GAV, discounted for the time (in years) until the GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, m = (g - C) / [g - (g / (1 + r)[t])]. The value of w and the corresponding guarantee ratio, m, are presented in Table 1 which appears later in this section. The values for w set forth in Table 1 are established on the Issue Date and are not changed for the life of the Contract. The values for w may change, however, for new Contracts issued in the future.

The CREDITED RATE is the interest rate credited to the currently available FPA. The interest rate will never be less than the guaranteed rate stated in your Contract.

The ADJUSTED VOLATILITY represents the volatility of the returns of Contract Value for all in force Contracts-that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. This number is fixed at Contract issue and will not change for the duration of the Contract. However we may change the number for new Contracts issued in the future. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.

The TIME REMAINING for a given GAV is the number of years (including any fraction) which remain until that GAV is applied and any True Up based on that GAV is made.

The PERCENTAGE OF CONTRACT VALUE to be allocated to the Investment Options is computed for each future GAV. Ultimately the allocation for a Contract takes into account each future GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.





 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

The mathematical model uses d as follows.
If you have not reset the GAV, then during the first Contract Year there is one GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GAVs, each available on a different Contract Anniversary.

We compute d for each future GAV (which can be as many as five). We take the smallest of these ds and execute a GAV Transfer based on the following.

o Whether the allocation differs sufficiently from the allocation we previously computed according to a specified margin that is set on the issue date and cannot be changed for the life of the Contract. (You may contact our Service Center to find out the margin that applies to your Contract.)
o Whether a GAV Transfer would exceed the limit of 50% of Purchase
  Payments that exists in the first two Contract Years.
o The number of transfers which have already occurred.

If you have not reset the GAV, then:
o At issue we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After issue, and before the first GAV Transfer to the FPAs, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
o After issue, and after the first GAV Transfer to the FPAs has already occurred, on each Business Day we compute d and will execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer will be to the FPAs. If d is sufficiently above the baseline, the GAV Transfer will be to the Investment Options.

If you have reset the GAV, then:
o On the reset date, we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After the reset date, and before the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
o After the reset date, and after the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer will be to the FPAs. If d is sufficiently above the baseline, the GAV Transfer will be to the Investment Options.








 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

EXAMPLE 1: At issue, establish the baseline.

You purchase a February 2007 Contract with a single Purchase Payment of $100,000. The GAV is $100,000, which will become available on the fifth anniversary. Assume the following additional values.
o The interest rate credited to the ten-year FPA is 3%.
o The adjusted volatility of the Investment Options you selected is 16%.
o The specified margin is 5%.

For this example we have:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $100,000 Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t        5     Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $100,000) / [$100,000 - ($100,000 / (1 + 0.03)[5])]

= 0 / [$100,000 - ($100,000 / 1.159274)]

= 0 / [$100,000 - $86,260.88]

= 0 / $13,739.12

= 0

We use the value of m (which is zero) to look up this value of w in Table 1 (which appears later in this section) and find that w is 1.08. The Adjusted Guarantee G is w X g; or 1.08 X $100,000 = $108,000.

Now, we compute d as follows.
d = N{[ln (C / G) + (r + s[2 ]/ 2) X  t] / [s X  {radical}t]}

= N{[ln ($100,000 / $108,000) + (0.03 + 0.16[2 ]/ 2) X  5] / [0.16
X  {radical}5]}

= N{[ln (0.925926) + 0.0428 X  5] / [0.16 X  2.236068]}

= N{[-0.076961 + 0.214] / [0.357771]}

= N{0.383036}

= 0.649153 (approximately 65%).

Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 65% of Contract Value.

Starting at issue we compute d daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model will call for no allocation to the FPAs until d on a given day falls below the baseline by more than the specified margin of 5%.








 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

EXAMPLE 2: The first GAV Transfer to the FPAs.

Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the Contract Value has fallen to $96,990.

Since there have been no GAV Transfers, the baseline remains 0.649153 (approximately 65%), as computed in Example 1

For this example we have:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $96,990  Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t       4.5    Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $96,990) / [$100,000 - ($100,000 / (1 + 0.03)[4.5])]

= $3,010 / [$100,000 - ($100,000 / 1.142267)]

= $3,010 / [$100,000 - $87,543.23]

= $3,010 / $12,454.77

= 0.241674

We use the value of m (which is 0.241674) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w X g; or 1.08
X  $100,000 = $108,000.

Now we compute d as follows.
d = N{[ln (C / G) + (r + s[2 ]/ 2) X  t] / [s X  {radical}t]}

= N{[ln ($96,990 / $108,000) + (0.03 + 0.16[2 ]/ 2) X  4.5] / [0.16
X  {radical}4.5]}

= N{[ln (0.898056) + 0.0428 X  4.5] / [0.16 X  2.121320]}

= N{[ -0.107523 + 0.1926] / [0.339411]}

= N{0.250659}

= 0.598961 (approximately 60%).

As computed, d is less than the baseline by 0.598961 - 0.649153 = -0.050192, or approximately -5.02%. Since there have been no previous GAV Transfers, and since d is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an first GAV Transfer to the FPAs.

The amount of the transfer will be such that, after the transfer, the percentage Contract Value in the variable Investment Options is d, approximately 60%.

The mathematical model calls for 0.598961 X $96,990 = $58,093.26 to be allocated to the Investment Options and the remaining Contract Value ($96,990 - $58,093.26 = $38,896.74) to be allocated to the FPAs. The GAV Transfer to the FPAs in the amount of $38,896.74 represents approximately 40.10% (i.e., $38,896.74 / $96,990) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.598961.








 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

EXAMPLE 3: An additional GAV Transfer to the Investment Options.

Continuing Examples 1 and 2, assume that 10 months after issue the Contract has experienced only the single GAV Transfer of Example 2 (no additional GAV Transfers have occurred) and that the Contract Value has risen to $102,470.

Because there have been no GAV Transfers since that of Example 2, the baseline remains at 0.598961.

In this example we have:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $102,470 Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t     4.166667 Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $102,470) / [$100,000 - ($100,000 / (1 + 0.03)[4.166667])]

= -$2,470 / [$100,000 - ($100,000 / 1.131067 )]

= -$2,470 / [$100,000 - $88,412.07]

= -$2,470 / $11,587.93

= -0.213153

We use the value of m (which is -0.213153) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w X g; or 1.08
X  $100,000 = $108,000.

d = N{[ln (C / G) + (r + s[2 ]/ 2) X  t] / [ s X  {radical}t]}

= N{[ln ($102,470 / $108,000) + ( 0.03 + 0.16[2 ]/ 2) X  4.166667] / [
0.16 X  {radical}4.166667]}

= N{[ln (0.948796) + 0.0428 X  4.166667] / [0.16 X  2.041241]}

= N{[-0.052561 + 0.178333] / [0.326599]}

= N{0.385097}

= 0.649917 (approximately 65%).

As computed, d differs from the baseline by 0.649917 - 0.598961 = 0.050956 or approximately 5.10%. Because d differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because d is higher than the baseline, the GAV Transfer will be to the Investment Options.

The amount of the transfer will be such that after the transfer the percentage of Contract Value in the variable Investment Options is d, namely 64.99%.

The mathematical model calls for 0.649917 X $102,470 = $66,597.02 to be allocated to the Investment Options and the remaining $102,470 - $66,597.02 = $35,872.98 to be allocated to the FPAs.

As four months have passed since the first GAV Transfer into the FPAs, the amount of Contract Value in the FPAs is $38,896.74 X 1.03[4/12] = $39,281.88.

The GAV Transfer to the Investment Options in the amount of $39,281.88 - $35,872.98 = $3,408.90 represents approximately 3.33% (i.e., $3,408.90 /
$102,470) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.649917.








 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

EXAMPLE 4: Expanding on the computation of w.

In the first three examples w has always been 1.08. This example shows how w may differ from 1.08. Assume the following:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $85,111  Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    t        2     Time Remaining

In this example we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r) [t] )]

= ($100,000 - $85,111) / [$100,000 - ($100,000 / (1 + 0.03) [2] )]

= $14,889 / [$100,000 - ($100,000 / 1.060900)]

= $14,889 / [$100,000 - $94,259.59]

= $14,889 / $5,740.41

= 2.593718

This value of m falls between 2.55 and 2.60 in Table 1. Therefore w will fall between the two corresponding values of w, namely 2.0958 and 2.1558. Linear interpolation reveals w to be approximately 2.148261. The Adjusted Guarantee G is w X g; or 2.148261 X $100,000 = $214,826.10.

d = N{[ln (C / G) + (r + s[2 ]/ 2) X  t] / [s X  {radical}t]}

= N{[ln ($85,111 / $214,826.10) + (0.03 + 0.16[2 ]/ 2) X  2] / [0.16
X  {radical}2]}

= N{[ln (0.396186) + 0.0428 X  2] / [0.16 X  1.414214]}

= N{[ -0.925873 + 0.085600] / [0.226274]}

= N{-3.713515}

= 0.000102 (approximately 0%).

This low value of d results both because the Contract Value of $84,111 is substantially lower than the initial GAV of $100,000, and only two years remain before this GAV becomes available. Therefore the mathematical model calls for an allocation of 0.01% of Contract Value to the Investment Options, and an allocation of 99.99% of Contract Value to the FPAs. Note that the model will not call for a GAV Transfer unless d differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs will happen more often and there may be more Contract Value allocated to the FPAs, than if we had not applied the adjustment.

In practice it is unlikely that the Contract Value would fall so far below the GAV, because as a Contract Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the Contract Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a Contract Value may fall precipitously relative to the guarantee and such a low d could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low d may result even if the Contract Value is not much lower than the guarantee.

TABLE 1

We compute the Adjusted Guarantee to be the product of the guarantee times w:
G = g X  w

where w is derived from the following table based on m. In turn m is given by: m = (g - C) / [g - (g / (1 + r)[t])]





 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009
where:
 NOTATION                DESCRIPTION
----------------------------------------------------
 w        Worth Adjustment Applied to the Guarantee
 m        Guarantee Ratio
 G        Adjusted Guarantee
 C        Contract Value
 g        The dollar value of the GAV
 r        Credited Rate
 t        Time Remaining

For any m less than 0.725, use w = 1.08. For any m greater than five, use w = 8.6650.

   M     W      M     W      M    W
---------------------------------------
 0.000 1.0800  1.50 1.2893  3.5 3.6812
 0.700 1.0800  1.55 1.3114  3.6 3.9095
---------------           --
 0.725 1.0800  1.60 1.3349  3.7 4.1510
 0.750 1.0827  1.65 1.3597  3.8 4.4060
 0.775 1.0867  1.70 1.3860  3.9 4.6751
 0.800 1.0909  1.75 1.4137  4.0 4.9584
             --------------------------
 0.825 1.0951  1.80 1.4430  4.1 5.2565
 0.850 1.0996  1.85 1.4738  4.2 5.5696
 0.875 1.1042  1.90 1.5062  4.3 5.8983
 0.900 1.1089  1.95 1.5402  4.4 6.2428
 0.925 1.1139  2.00 1.5760  4.5 6.6036
             --------------------------
 0.950 1.1190  2.05 1.6135  4.6 6.9811
 0.975 1.1243  2.10 1.6529  4.7 7.3755
 1.000 1.1298  2.15 1.6940  4.8 7.7874
---------------           --
 1.025 1.1355  2.20 1.7371  4.9 8.2171
 1.050 1.1414  2.25 1.7821  5.0 8.6650
             ---------------
 1.075 1.1475  2.30 1.8291
 1.100 1.1538  2.35 1.8782
---------------           --
 1.125 1.1604  2.40 1.9294
 1.150 1.1671  2.45 1.9826
 1.175 1.1742  2.50 2.0381
             ---------------
 1.200 1.1814  2.55 2.0958
---------------           --
 1.225 1.1889  2.60 2.1558
 1.250 1.1966  2.65 2.2182
 1.275 1.2046  2.70 2.2829
 1.300 1.2129  2.75 2.3500
----------------------------
 1.325 1.2214  2.80 2.4196
 1.350 1.2303  2.85 2.4918
 1.375 1.2394  2.90 2.5665
 1.400 1.2487  2.95 2.6438
---------------           --
 1.425 1.2584  3.00 2.7238
             ---------------
 1.450 1.2684  3.05 2.8065
 1.475 1.2787  3.10 2.8920
 1.500 1.2893  3.15 2.9803
               3.20 3.0714
               3.25 3.1655
             ---------------
               3.30 3.2625
               3.35 3.3626
               3.40 3.4657
               3.45 3.5718
               3.50 3.6812





 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The adjusted Contract Value (Contract Value adjusted for any MVA) on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.


We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

                                                                                     SEPARATE ACCOUNT
KEY TO BENEFIT OPTION*                                                               ANNUAL EXPENSES
CON 1. Allianz High Five - Original Contract issued before June 22, 2007 or
       May 2005 Contract with the  GMDB.....................                             1.40%
CON 2. Allianz High Five - Original Contract issued before June 22, 2007 or
       May 2005 Contract with the  GMDB.....................                             1.60%


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.

(Number of Accumulation Units in thousands)


                                     Number of
                             AUV     Accumulation
          Period             at      Units
          or     AUV at      End     Outstanding
Benefit   Year   Beginning   of      at End of
Option *  Ended  of Period   Period  Period
----------------------------------------------
Investment Option
----------------------------------------------






AZL AIM International Equity Fund
CON 1    1.40%
    12/31/2002       N/A     8.084       0
    12/31/2003     8.084    10.135     245
    12/31/2004    10.135    12.205     707
    12/31/2005    12.205    14.005    1347
    12/31/2006    14.005    17.546    2066
    12/31/2007    17.546    19.830    1815
    12/31/2008    19.830    11.438     333
CON 2    1.60%
    12/31/2002       N/A     8.069       0
    12/31/2003     8.069    10.097     104
    12/31/2004    10.097    12.135     378
    12/31/2005    12.135    13.897     818
    12/31/2006    13.897    17.375    1136
    12/31/2007    17.375    19.598    1128
    12/31/2008    19.598    11.281     205

AZL BlackRock Capital Appreciation Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    11.967     918
    12/31/2006    11.967    11.987     742
    12/31/2007    11.987    13.110     624
    12/31/2008    13.110     8.225     147
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    11.951     318
    12/31/2006    11.951    11.947     478
    12/31/2007    11.947    13.040     327
    12/31/2008    13.040     8.165      85






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

AZL BlackRock Growth Fund
CON 1    1.40%
    12/31/2002       N/A     7.549       0
    12/31/2003     7.549    10.159     380
    12/31/2004    10.159    10.827     604
    12/31/2005    10.827    11.857     997
    12/31/2006    11.857    11.775    1278
    12/31/2007    11.775    13.354    2056
    12/31/2008    13.354     5.175    1027
CON 2    1.60%
    12/31/2002       N/A     7.360       0
    12/31/2003     7.360     9.886     329
    12/31/2004     9.886    10.514     506
    12/31/2005    10.514    11.492     705
    12/31/2006    11.492    11.389     797
    12/31/2007    11.389    12.891    1157
    12/31/2008    12.891     4.985     568
AZL Columbia Mid Cap Value Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    10.077     332
    12/31/2007    10.077    10.319     390
    12/31/2008    10.319     4.869      86
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    10.063      99
    12/31/2007    10.063    10.284     169
    12/31/2008    10.284     4.843      59
AZL Columbia Small Cap Value Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    12.058     583
    12/31/2005    12.058    12.294    1044
    12/31/2006    12.294    13.748    1023
    12/31/2007    13.748    12.439     676
    12/31/2008    12.439     8.330     153
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    12.042     373
    12/31/2005    12.042    12.253     533
    12/31/2006    12.253    13.675     574
    12/31/2007    13.675    12.348     338
    12/31/2008    12.348     8.253      71

AZL Columbia Technology Fund
CON 1    1.40%
    12/31/2002       N/A     6.238       0
    12/31/2003     6.238     8.732     397
    12/31/2004     8.732     8.237     678
    12/31/2005     8.237     8.180     674
    12/31/2006     8.180     8.273     639
    12/31/2007     8.273    10.014    1351
    12/31/2008    10.014     4.874     221
CON 2    1.60%
    12/31/2002       N/A     6.015       0
    12/31/2003     6.015     8.403     366
    12/31/2004     8.403     7.911     587
    12/31/2005     7.911     7.841     528
    12/31/2006     7.841     7.914     510
    12/31/2007     7.914     9.559     647
    12/31/2008     9.559     4.644     112
AZL Davis NY Venture Fund
CON 1    1.40%
    12/31/2002       N/A     7.808       0
    12/31/2003     7.808     9.965     366
    12/31/2004     9.965    10.864    3110
    12/31/2005    10.864    11.750    5647
    12/31/2006    11.750    13.199    6945
    12/31/2007    13.199    13.555    5608
    12/31/2008    13.555     7.952    1979
CON 2    1.60%
    12/31/2002       N/A     7.683       0
    12/31/2003     7.683     9.786     473
    12/31/2004     9.786    10.647    2067
    12/31/2005    10.647    11.493    3436
    12/31/2006    11.493    12.884    4000
    12/31/2007    12.884    13.205    3167
    12/31/2008    13.205     7.732    1172
AZL Dreyfus Equity Growth Fund
CON 1    1.40%
    12/31/2002       N/A     7.193       0
    12/31/2003     7.193     8.813     520
    12/31/2004     8.813     9.361    1378
    12/31/2005     9.361     9.652    1669
    12/31/2006     9.652    10.749    2144
    12/31/2007    10.749    11.526    3281
    12/31/2008    11.526     6.634     645
CON 2    1.60%
    12/31/2002       N/A     6.993       0
    12/31/2003     6.993     8.550     362
    12/31/2004     8.550     9.064     665
    12/31/2005     9.064     9.327     811
    12/31/2006     9.327    10.366     974
    12/31/2007    10.366    11.094    2138
    12/31/2008    11.094     6.372     429






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

AZL First Trust Target Double Play Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A     9.919       0
    12/31/2007     9.919    10.609     654
    12/31/2008    10.609     4.848     191
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A     9.919       0
    12/31/2007     9.919    10.587     680
    12/31/2008    10.587     4.828     139
AZL Franklin Small Cap Value Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A    12.718     385
    12/31/2004    12.718    15.437    1737
    12/31/2005    15.437    16.293    2976
    12/31/2006    16.293    18.544    3644
    12/31/2007    18.544    17.485    2450
    12/31/2008    17.485    11.426     582
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A    12.701     484
    12/31/2004    12.701    15.385    1683
    12/31/2005    15.385    16.206    2307
    12/31/2006    16.206    18.408    2444
    12/31/2007    18.408    17.323    1700
    12/31/2008    17.323    11.297     375
AZL Fusion Balanced Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    10.630    2932
    12/31/2006    10.630    11.477    4889
    12/31/2007    11.477    12.121    4984
    12/31/2008    12.121     8.672    1225
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    10.615    1353
    12/31/2006    10.615    11.439    2265
    12/31/2007    11.439    12.057    2418
    12/31/2008    12.057     8.609     525

AZL Fusion Growth Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    11.105    4341
    12/31/2006    11.105    12.288   10396
    12/31/2007    12.288    12.813    8739
    12/31/2008    12.813     7.715    1841
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    11.090    3323
    12/31/2006    11.090    12.247    6346
    12/31/2007    12.247    12.745    5304
    12/31/2008    12.745     7.658     988
AZL Fusion Moderate Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    10.808    5644
    12/31/2006    10.808    11.800   11618
    12/31/2007    11.800    12.396   11909
    12/31/2008    12.396     8.219    1996
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    10.793    3282
    12/31/2006    10.793    11.760    6079
    12/31/2007    11.760    12.330    5010
    12/31/2008    12.330     8.159     943
AZL Jennison 20/20 Focus Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    12.246    1890
    12/31/2006    12.246    13.620    2731
    12/31/2007    13.620    14.871    2601
    12/31/2008    14.871     8.782    1032
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    12.229     715
    12/31/2006    12.229    13.575    1475
    12/31/2007    13.575    14.792    1355
    12/31/2008    14.792     8.718     622






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

AZL JPMorgan Large Cap Equity Fund
CON 1    1.40%
    12/31/2002       N/A     8.111       0
    12/31/2003     8.111    10.069     296
    12/31/2004    10.069    11.433     972
    12/31/2005    11.433    11.981    3347
    12/31/2006    11.981    12.608    3479
    12/31/2007    12.608    11.662    2520
    12/31/2008    11.662     5.187     546
CON 2    1.60%
    12/31/2002       N/A     7.942       0
    12/31/2003     7.942     9.839     270
    12/31/2004     9.839    11.150     854
    12/31/2005    11.150    11.661    2163
    12/31/2006    11.661    12.246    2095
    12/31/2007    12.246    11.305    1444
    12/31/2008    11.305     5.018     295
AZL JPMorgan U.S. Equity Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    10.759    1410
    12/31/2005    10.759    11.188    1939
    12/31/2006    11.188    12.643    2055
    12/31/2007    12.643    12.939    1682
    12/31/2008    12.939     7.824     366
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    10.744     968
    12/31/2005    10.744    11.151    1252
    12/31/2006    11.151    12.576    1255
    12/31/2007    12.576    12.845     939
    12/31/2008    12.845     7.751     190
AZL Money Market Fund
CON 1    1.40%
    12/31/2002       N/A    10.521       0
    12/31/2003    10.521    10.410    1880
    12/31/2004    10.410    10.334    4173
    12/31/2005    10.334    10.453    5168
    12/31/2006    10.453    10.766    6819
    12/31/2007    10.766    11.125    6663
    12/31/2008    11.125    11.238    4232
CON 2    1.60%
    12/31/2002       N/A    10.463       0
    12/31/2003    10.463    10.332    1447
    12/31/2004    10.332    10.236    2150
    12/31/2005    10.236    10.333    3170
    12/31/2006    10.333    10.621    2737
    12/31/2007    10.621    10.954    2908
    12/31/2008    10.954    11.043    2174

AZL NACM International Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.471      68
    12/31/2008     9.471     5.145      15
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.458      28
    12/31/2008     9.458     5.128       4
AZL OCC Opportunity Fund
CON 1    1.40%
    12/31/2002       N/A     8.014       6
    12/31/2003     8.014    12.805     603
    12/31/2004    12.805    13.607    1357
    12/31/2005    13.607    14.100    1346
    12/31/2006    14.100    15.528    1398
    12/31/2007    15.528    16.672    1184
    12/31/2008    16.672     8.688     223
CON 2    1.60%
    12/31/2002       N/A     8.060       0
    12/31/2003     8.060    12.853     411
    12/31/2004    12.853    13.631     982
    12/31/2005    13.631    14.096     887
    12/31/2006    14.096    15.493     885
    12/31/2007    15.493    16.601     807
    12/31/2008    16.601     8.633     129
AZL Oppenheimer Global Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    11.472    1908
    12/31/2005    11.472    12.740    2833
    12/31/2006    12.740    14.611    3171
    12/31/2007    14.611    15.236    2429
    12/31/2008    15.236     8.856     473
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    11.456     907
    12/31/2005    11.456    12.698    1451
    12/31/2006    12.698    14.533    1553
    12/31/2007    14.533    15.124    1232
    12/31/2008    15.124     8.773     229






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

AZL Oppenheimer International Growth Fund
CON 1    1.40%
    12/31/2002       N/A     8.683       0
    12/31/2003     8.683    11.454     197
    12/31/2004    11.454    12.930     529
    12/31/2005    12.930    14.559     906
    12/31/2006    14.559    18.518    1461
    12/31/2007    18.518    20.503    1498
    12/31/2008    20.503    11.293     280
CON 2    1.60%
    12/31/2002       N/A     8.725       0
    12/31/2003     8.725    11.486     146
    12/31/2004    11.486    12.940     422
    12/31/2005    12.940    14.541     544
    12/31/2006    14.541    18.459     801
    12/31/2007    18.459    20.396     952
    12/31/2008    20.396    11.211     169
AZL PIMCO Fundamental IndexPLUS Total Return Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    11.081      84
    12/31/2007    11.081    11.654      73
    12/31/2008    11.654     6.796      22
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    11.066      22
    12/31/2007    11.066    11.615      22
    12/31/2008    11.615     6.760       5
AZL S&P 500 Index Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.882     258
    12/31/2008     9.882     6.079    1554
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.869      32
    12/31/2008     9.869     6.058     613

AZL Schroder Emerging Markets Equity Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    10.472    1100
    12/31/2007    10.472    13.455    2020
    12/31/2008    13.455     6.384     877
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    10.458     455
    12/31/2007    10.458    13.410     898
    12/31/2008    13.410     6.350     509
AZL Schroder International Small Cap Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.243      61
    12/31/2008     9.243     4.960      23
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.230     114
    12/31/2008     9.230     4.943      14
AZL Small Cap Stock Index Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.329      56
    12/31/2008     9.329     6.353     925
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.317      18
    12/31/2008     9.317     6.331     485






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

AZL TargetPLUS Balanced Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A    10.116     121
    12/31/2008    10.116     7.541      42
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A    10.103      82
    12/31/2008    10.103     7.516      41
AZL TargetPLUS Equity Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A     9.919       0
    12/31/2007     9.919    10.524     784
    12/31/2008    10.524     5.342     251
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A     9.919       0
    12/31/2007     9.919    10.503     747
    12/31/2008    10.503     5.320     148
AZL TargetPLUS Growth Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.939     125
    12/31/2008     9.939     5.942      34
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.926     113
    12/31/2008     9.926     5.922      23

AZL TargetPLUS Moderate Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A    10.080     107
    12/31/2008    10.080     6.722      53
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A    10.066     299
    12/31/2008    10.066     6.699     134
AZL Turner Quantitative Small Cap Growth Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    11.125     407
    12/31/2006    11.125    12.211     563
    12/31/2007    12.211    12.772     358
    12/31/2008    12.772     7.135      82
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    11.110     238
    12/31/2006    11.110    12.171     251
    12/31/2007    12.171    12.704     144
    12/31/2008    12.704     7.082      48
AZL Van Kampen Comstock Fund
CON 1    1.40%
    12/31/2002       N/A     7.387       1
    12/31/2003     7.387     9.508    1643
    12/31/2004     9.508    10.980    5101
    12/31/2005    10.980    11.253    7280
    12/31/2006    11.253    12.846    7045
    12/31/2007    12.846    12.386    6978
    12/31/2008    12.386     7.794    1421
CON 2    1.60%
    12/31/2002       N/A     7.251       0
    12/31/2003     7.251     9.314    1537
    12/31/2004     9.314    10.735    3718
    12/31/2005    10.735    10.980    5006
    12/31/2006    10.980    12.509    4847
    12/31/2007    12.509    12.037    4338
    12/31/2008    12.037     7.559     853






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

AZL Van Kampen Equity and Income Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    10.810    2159
    12/31/2005    10.810    11.380    4060
    12/31/2006    11.380    12.627    5108
    12/31/2007    12.627    12.832    4227
    12/31/2008    12.832     9.627     802
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    10.795    1275
    12/31/2005    10.795    11.342    2394
    12/31/2006    11.342    12.560    2742
    12/31/2007    12.560    12.738    2186
    12/31/2008    12.738     9.537     464
AZL Van Kampen Global Franchise Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A    12.274     330
    12/31/2004    12.274    13.581    1682
    12/31/2005    13.581    14.952    3430
    12/31/2006    14.952    17.878    4358
    12/31/2007    17.878    19.359    3276
    12/31/2008    19.359    13.637     708
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A    12.258     362
    12/31/2004    12.258    13.535    1758
    12/31/2005    13.535    14.872    2985
    12/31/2006    14.872    17.748    3402
    12/31/2007    17.748    19.179    2761
    12/31/2008    19.179    13.483     576
AZL Van Kampen Global Real Estate Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    12.052     973
    12/31/2007    12.052    10.852     803
    12/31/2008    10.852     5.796     167
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    12.036     596
    12/31/2007    12.036    10.815     616
    12/31/2008    10.815     5.765     167

AZL Van Kampen Growth and Income Fund
CON 1    1.40%
    12/31/2002       N/A     8.131       0
    12/31/2003     8.131    10.219     955
    12/31/2004    10.219    11.469    2635
    12/31/2005    11.469    12.355    3937
    12/31/2006    12.355    14.121    3999
    12/31/2007    14.121    14.291    3027
    12/31/2008    14.291     9.462     665
CON 2    1.60%
    12/31/2002       N/A     8.024       0
    12/31/2003     8.024    10.065    1298
    12/31/2004    10.065    11.273    2179
    12/31/2005    11.273    12.120    3088
    12/31/2006    12.120    13.824    3201
    12/31/2007    13.824    13.963    2306
    12/31/2008    13.963     9.226     502
AZL Van Kampen Mid Cap Growth Fund
CON 1    1.40%
    12/31/2002       N/A     7.112       0
    12/31/2003     7.112     9.007     394
    12/31/2004     9.007    10.767    1300
    12/31/2005    10.767    12.480    2585
    12/31/2006    12.480    13.440    3011
    12/31/2007    13.440    16.193    3724
    12/31/2008    16.193     8.220     778
CON 2    1.60%
    12/31/2002       N/A     6.877       0
    12/31/2003     6.877     8.692     529
    12/31/2004     8.692    10.370     730
    12/31/2005    10.370    11.996    1542
    12/31/2006    11.996    12.893    1794
    12/31/2007    12.893    15.503    2295
    12/31/2008    15.503     7.854     466
BlackRock Global Allocation V.I. Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A       N/A     N/A
    12/31/2008       N/A     7.919     505
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A       N/A     N/A
    12/31/2008       N/A     7.909     163






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

Davis VA Financial Portfolio
CON 1    1.40%
    12/31/2002       N/A     9.652       0
    12/31/2003     9.652    12.578     317
    12/31/2004    12.578    13.683     853
    12/31/2005    13.683    14.624     941
    12/31/2006    14.624    17.090    1116
    12/31/2007    17.090    15.832     679
    12/31/2008    15.832     8.373     187
CON 2    1.60%
    12/31/2002       N/A     9.496       0
    12/31/2003     9.496    12.350     303
    12/31/2004    12.350    13.408     751
    12/31/2005    13.408    14.301     842
    12/31/2006    14.301    16.679     914
    12/31/2007    16.679    15.421     594
    12/31/2008    15.421     8.140     148
Davis VA Value Portfolio
CON 1    1.40%
    12/31/2002       N/A     7.967       0
    12/31/2003     7.967    10.193    1414
    12/31/2004    10.193    11.291    2337
    12/31/2005    11.291    12.186    2001
    12/31/2006    12.186    13.819    1702
    12/31/2007    13.819    14.258    1360
    12/31/2008    14.258     8.390     273
CON 2    1.60%
    12/31/2002       N/A     7.778       1
    12/31/2003     7.778     9.932    1036
    12/31/2004     9.932    10.979    1674
    12/31/2005    10.979    11.826    1360
    12/31/2006    11.826    13.385    1153
    12/31/2007    13.385    13.782     882
    12/31/2008    13.782     8.094     163
Franklin Global Real Estate Securities Fund
CON 1    1.40%
    12/31/2002       N/A    29.645       0
    12/31/2003    29.645    39.683     234
    12/31/2004    39.683    51.573     906
    12/31/2005    51.573    57.711    1368
    12/31/2006    57.711    68.626    1101
    12/31/2007    68.626    53.550     691
    12/31/2008    53.550    30.419     138
CON 2    1.60%
    12/31/2002       N/A    29.299       0
    12/31/2003    29.299    39.141     245
    12/31/2004    39.141    50.768     752
    12/31/2005    50.768    56.696     925
    12/31/2006    56.696    67.285     790
    12/31/2007    67.285    52.398     457
    12/31/2008    52.398    29.705      89

Franklin Growth and Income Securities Fund
CON 1    1.40%
    12/31/2002       N/A    24.327       0
    12/31/2003    24.327    30.153     215
    12/31/2004    30.153    32.888     762
    12/31/2005    32.888    33.572     991
    12/31/2006    33.572    38.653     969
    12/31/2007    38.653    36.700     701
    12/31/2008    36.700    23.471     149
CON 2    1.60%
    12/31/2002       N/A    23.503       0
    12/31/2003    23.503    29.073     199
    12/31/2004    29.073    31.647     610
    12/31/2005    31.647    32.240     753
    12/31/2006    32.240    37.046     710
    12/31/2007    37.046    35.104     492
    12/31/2008    35.104    22.405     107
Franklin High Income Securities Fund
CON 1    1.40%
    12/31/2002       N/A    16.277       0
    12/31/2003    16.277    21.056     290
    12/31/2004    21.056    22.813     929
    12/31/2005    22.813    23.242    1211
    12/31/2006    23.242    25.066    1269
    12/31/2007    25.066    25.387     946
    12/31/2008    25.387    19.180     215
CON 2    1.60%
    12/31/2002       N/A    16.179       0
    12/31/2003    16.179    20.887     272
    12/31/2004    20.887    22.584     631
    12/31/2005    22.584    22.963     720
    12/31/2006    22.963    24.716     731
    12/31/2007    24.716    24.982     570
    12/31/2008    24.982    18.837     113
Franklin Income Securities Fund
CON 1    1.40%
    12/31/2002       N/A    27.822       2
    12/31/2003    27.822    36.137      83
    12/31/2004    36.137    40.570    1164
    12/31/2005    40.570    40.649    2943
    12/31/2006    40.649    47.397    4455
    12/31/2007    47.397    48.490    3642
    12/31/2008    48.490    33.635     772
CON 2    1.60%
    12/31/2002       N/A    26.934       0
    12/31/2003    26.934    34.914      87
    12/31/2004    34.914    39.119     880
    12/31/2005    39.119    39.117    1785
    12/31/2006    39.117    45.520    2380
    12/31/2007    45.520    46.476    2110
    12/31/2008    46.476    32.173     426






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

Franklin Large Cap Growth Securities Fund
CON 1    1.40%
    12/31/2002       N/A    13.863       0
    12/31/2003    13.863    17.354     437
    12/31/2004    17.354    18.470    2048
    12/31/2005    18.470    18.406    2799
    12/31/2006    18.406    20.129    2557
    12/31/2007    20.129    21.084    1898
    12/31/2008    21.084    13.612     371
CON 2    1.60%
    12/31/2002       N/A    13.406       0
    12/31/2003    13.406    16.749     353
    12/31/2004    16.749    17.790    1361
    12/31/2005    17.790    17.693    1771
    12/31/2006    17.693    19.311    1539
    12/31/2007    19.311    20.186    1107
    12/31/2008    20.186    13.006     213
Franklin Rising Dividends Securities Fund
CON 1    1.40%
    12/31/2002       N/A    24.384       1
    12/31/2003    24.384    29.957     649
    12/31/2004    29.957    32.788    1970
    12/31/2005    32.788    33.442    2827
    12/31/2006    33.442    38.624    2580
    12/31/2007    38.624    37.061    1800
    12/31/2008    37.061    26.641     372
CON 2    1.60%
    12/31/2002       N/A    23.520       0
    12/31/2003    23.520    28.837     552
    12/31/2004    28.837    31.499    1481
    12/31/2005    31.499    32.063    1800
    12/31/2006    32.063    36.958    1656
    12/31/2007    36.958    35.391    1095
    12/31/2008    35.391    25.390     221
Franklin Small Cap Value Securities Fund
CON 1    1.40%
    12/31/2002       N/A     9.550       0
    12/31/2003     9.550    12.442     371
    12/31/2004    12.442    15.182    1404
    12/31/2005    15.182    16.284    1761
    12/31/2006    16.284    18.785    1325
    12/31/2007    18.785    18.082     942
    12/31/2008    18.082    11.943     175
CON 2    1.60%
    12/31/2002       N/A     9.372       0
    12/31/2003     9.372    12.186     278
    12/31/2004    12.186    14.840     991
    12/31/2005    14.840    15.885    1099
    12/31/2006    15.885    18.288     843
    12/31/2007    18.288    17.568     579
    12/31/2008    17.568    11.580     112

Franklin Small-Mid Cap Growth Securities Fund
CON 1    1.40%
    12/31/2002       N/A    14.002       0
    12/31/2003    14.002    18.949     347
    12/31/2004    18.949    20.829     920
    12/31/2005    20.829    21.524    1184
    12/31/2006    21.524    23.070     960
    12/31/2007    23.070    25.305     727
    12/31/2008    25.305    14.349     139
CON 2    1.60%
    12/31/2002       N/A    13.562       0
    12/31/2003    13.562    18.318     271
    12/31/2004    18.318    20.095     591
    12/31/2005    20.095    20.723     678
    12/31/2006    20.723    22.168     598
    12/31/2007    22.168    24.267     451
    12/31/2008    24.267    13.733      82
Franklin Templeton VIP Founding Funds Allocation Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.246      71
    12/31/2008     9.246     5.847      66
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A     9.237    1176
    12/31/2008     9.237     5.829     138
Franklin U.S. Government Fund
CON 1    1.40%
    12/31/2002       N/A    23.402       0
    12/31/2003    23.402    23.587     545
    12/31/2004    23.587    24.067    1583
    12/31/2005    24.067    24.304    2101
    12/31/2006    24.304    24.929    1954
    12/31/2007    24.929    26.205    1814
    12/31/2008    26.205    27.800     709
CON 2    1.60%
    12/31/2002       N/A    22.603       0
    12/31/2003    22.603    22.737     547
    12/31/2004    22.737    23.152    1241
    12/31/2005    23.152    23.334    1524
    12/31/2006    23.334    23.887    1347
    12/31/2007    23.887    25.058    1037
    12/31/2008    25.058    26.531     346






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

Franklin Zero Coupon Fund 2010
CON 1    1.40%
    12/31/2002       N/A    34.892       0
    12/31/2003    34.892    35.643      49
    12/31/2004    35.643    36.804     138
    12/31/2005    36.804    36.851     330
    12/31/2006    36.851    37.326     277
    12/31/2007    37.326    39.978     228
    12/31/2008    39.978    42.376     143
CON 2    1.60%
    12/31/2002       N/A    33.467       0
    12/31/2003    33.467    34.119      64
    12/31/2004    34.119    35.159     192
    12/31/2005    35.159    35.134     245
    12/31/2006    35.134    35.516     204
    12/31/2007    35.516    37.963     171
    12/31/2008    37.963    40.159      78
Mutual Global Discovery Securities Fund
CON 1    1.40%
    12/31/2002       N/A    13.148       5
    12/31/2003    13.148    16.724     686
    12/31/2004    16.724    19.491    2418
    12/31/2005    19.491    22.290    4319
    12/31/2006    22.290    27.048    5248
    12/31/2007    27.048    29.830    4528
    12/31/2008    29.830    21.045    1044
CON 2    1.60%
    12/31/2002       N/A    12.867       0
    12/31/2003    12.867    16.333     652
    12/31/2004    16.333    18.998    1790
    12/31/2005    18.998    21.682    2705
    12/31/2006    21.682    26.259    3079
    12/31/2007    26.259    28.901    2603
    12/31/2008    28.901    20.348     553
Mutual Shares Securities Fund
CON 1    1.40%
    12/31/2002       N/A    13.568       1
    12/31/2003    13.568    16.744     841
    12/31/2004    16.744    18.596    2985
    12/31/2005    18.596    20.273    6330
    12/31/2006    20.273    23.667    9141
    12/31/2007    23.667    24.148    7661
    12/31/2008    24.148    14.975    1575
CON 2    1.60%
    12/31/2002       N/A    13.314       0
    12/31/2003    13.314    16.397     654
    12/31/2004    16.397    18.175    2302
    12/31/2005    18.175    19.775    3928
    12/31/2006    19.775    23.039    4984
    12/31/2007    23.039    23.460    4065
    12/31/2008    23.460    14.520     805

OpCap Mid Cap Portfolio
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A    10.009     445
    12/31/2007    10.009    10.583     322
    12/31/2008    10.583     6.087     143
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A     9.996     129
    12/31/2007     9.996    10.548     147
    12/31/2008    10.548     6.054      57
Oppenheimer Global Securities Fund/VA
CON 1    1.40%
    12/31/2002       N/A     6.912       0
    12/31/2003     6.912     9.748    1339
    12/31/2004     9.748    11.454    2438
    12/31/2005    11.454    12.911    2068
    12/31/2006    12.911    14.985    1725
    12/31/2007    14.985    15.709    1348
    12/31/2008    15.709     9.265     242
CON 2    1.60%
    12/31/2002       N/A     6.708       1
    12/31/2003     6.708     9.441    1096
    12/31/2004     9.441    11.072    1833
    12/31/2005    11.072    12.455    1536
    12/31/2006    12.455    14.427    1288
    12/31/2007    14.427    15.094     958
    12/31/2008    15.094     8.884     169
Oppenheimer High Income Fund/VA
CON 1    1.40%
    12/31/2002       N/A     9.223       0
    12/31/2003     9.223    11.273     238
    12/31/2004    11.273    12.113     479
    12/31/2005    12.113    12.221     385
    12/31/2006    12.221    13.188     324
    12/31/2007    13.188    12.990     242
    12/31/2008    12.990     2.732     250
CON 2    1.60%
    12/31/2002       N/A     9.318       0
    12/31/2003     9.318    11.367     235
    12/31/2004    11.367    12.189     403
    12/31/2005    12.189    12.274     316
    12/31/2006    12.274    13.217     278
    12/31/2007    13.217    12.993     190
    12/31/2008    12.993     2.727      37






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

Oppenheimer Main Street Fund/VA
CON 1    1.40%
    12/31/2002       N/A     6.682       0
    12/31/2003     6.682     8.349    1376
    12/31/2004     8.349     9.012    1912
    12/31/2005     9.012     9.418    1642
    12/31/2006     9.418    10.682    1376
    12/31/2007    10.682    10.999    1083
    12/31/2008    10.999     6.674     208
CON 2    1.60%
    12/31/2002       N/A     6.546       0
    12/31/2003     6.546     8.164    1316
    12/31/2004     8.164     8.794    2009
    12/31/2005     8.794     9.172    1620
    12/31/2006     9.172    10.383    1329
    12/31/2007    10.383    10.669    1060
    12/31/2008    10.669     6.460     198
PIMCO VIT All Asset Portfolio
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    11.878    2094
    12/31/2005    11.878    12.443    5307
    12/31/2006    12.443    12.842    4512
    12/31/2007    12.842    13.717    3378
    12/31/2008    13.717    11.383     748
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A    11.862    1382
    12/31/2005    11.862    12.401    2737
    12/31/2006    12.401    12.774    2161
    12/31/2007    12.774    13.617    1664
    12/31/2008    13.617    11.277     374
PIMCO VIT CommodityRealReturn Strategy Portfolio
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    11.037    1064
    12/31/2006    11.037    10.546    1731
    12/31/2007    10.546    12.816    1340
    12/31/2008    12.816     7.103     524
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    11.022     547
    12/31/2006    11.022    10.511     856
    12/31/2007    10.511    12.747     779
    12/31/2008    12.747     7.051     252

PIMCO VIT Emerging Markets Bond Portfolio
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    10.927     587
    12/31/2006    10.927    11.776     531
    12/31/2007    11.776    12.287     570
    12/31/2008    12.287    10.347     154
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A    10.913     302
    12/31/2006    10.913    11.736     489
    12/31/2007    11.736    12.221     395
    12/31/2008    12.221    10.272      76
PIMCO VIT Global Bond Portfolio (Unhedged)
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A     9.349     316
    12/31/2006     9.349     9.648     771
    12/31/2007     9.648    10.440     798
    12/31/2008    10.440    10.208     380
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A     9.336     160
    12/31/2006     9.336     9.616     299
    12/31/2007     9.616    10.385     383
    12/31/2008    10.385    10.133     214
PIMCO VIT High Yield Portfolio
CON 1    1.40%
    12/31/2002       N/A     9.333       0
    12/31/2003     9.333    11.311    1022
    12/31/2004    11.311    12.220    2269
    12/31/2005    12.220    12.548    2737
    12/31/2006    12.548    13.500    2643
    12/31/2007    13.500    13.779    2003
    12/31/2008    13.779    10.389     509
CON 2    1.60%
    12/31/2002       N/A     9.635       0
    12/31/2003     9.635    11.654     987
    12/31/2004    11.654    12.566    1665
    12/31/2005    12.566    12.877    1826
    12/31/2006    12.877    13.827    1604
    12/31/2007    13.827    14.084    1200
    12/31/2008    14.084    10.597     270






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

PIMCO VIT Real Return Portfolio
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A    10.516     933
    12/31/2004    10.516    11.294    4697
    12/31/2005    11.294    11.371    6670
    12/31/2006    11.371    11.294    6009
    12/31/2007    11.294    12.324    4830
    12/31/2008    12.324    11.295    1433
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A    10.502    1112
    12/31/2004    10.502    11.257    3192
    12/31/2005    11.257    11.311    4217
    12/31/2006    11.311    11.211    3601
    12/31/2007    11.211    12.209    2784
    12/31/2008    12.209    11.168     889
PIMCO VIT StocksPLUS Growth and Income Portfolio
CON 1    1.40%
    12/31/2002       N/A     6.503       0
    12/31/2003     6.503     8.361      68
    12/31/2004     8.361     9.136     112
    12/31/2005     9.136     9.323     100
    12/31/2006     9.323    10.564      92
    12/31/2007    10.564    11.130      72
    12/31/2008    11.130     6.297      14
CON 2    1.60%
    12/31/2002       N/A     6.333       0
    12/31/2003     6.333     8.126      55
    12/31/2004     8.126     8.861      41
    12/31/2005     8.861     9.025      36
    12/31/2006     9.025    10.206      32
    12/31/2007    10.206    10.732      24
    12/31/2008    10.732     6.059       5
PIMCO VIT Total Return Portfolio
CON 1    1.40%
    12/31/2002       N/A    12.275       1
    12/31/2003    12.275    12.715    1640
    12/31/2004    12.715    13.151    3933
    12/31/2005    13.151    13.287    5954
    12/31/2006    13.287    13.607    6252
    12/31/2007    13.607    14.592    5633
    12/31/2008    14.592    15.080    1857
CON 2    1.60%
    12/31/2002       N/A    12.467       0
    12/31/2003    12.467    12.888    1394
    12/31/2004    12.888    13.304    2577
    12/31/2005    13.304    13.414    3373
    12/31/2006    13.414    13.710    3419
    12/31/2007    13.710    14.674    2708
    12/31/2008    14.674    15.133     883

Seligman Smaller-Cap Value Portfolio
CON 1    1.40%
    12/31/2002       N/A    13.897       0
    12/31/2003    13.897    20.548     597
    12/31/2004    20.548    24.304     860
    12/31/2005    24.304    23.013     670
    12/31/2006    23.013    27.516     532
    12/31/2007    27.516    28.256     403
    12/31/2008    28.256    16.847      69
CON 2    1.60%
    12/31/2002       N/A    13.666       0
    12/31/2003    13.666    20.166     448
    12/31/2004    20.166    23.805     691
    12/31/2005    23.805    22.496     510
    12/31/2006    22.496    26.844     398
    12/31/2007    26.844    27.510     297
    12/31/2008    27.510    16.370      48
SP International Growth Portfolio
CON 1    1.40%
    12/31/2002       N/A     4.079       0
    12/31/2003     4.079     5.597     281
    12/31/2004     5.597     6.409     454
    12/31/2005     6.409     7.318     437
    12/31/2006     7.318     8.672     379
    12/31/2007     8.672    10.186     503
    12/31/2008    10.186     4.973      56
CON 2    1.60%
    12/31/2002       N/A     4.100       0
    12/31/2003     4.100     5.615     262
    12/31/2004     5.615     6.416     362
    12/31/2005     6.416     7.312     298
    12/31/2006     7.312     8.648     250
    12/31/2007     8.648    10.138     249
    12/31/2008    10.138     4.940      34
SP Strategic Partners Focused Growth Portfolio
CON 1    1.40%
    12/31/2002       N/A     4.851       0
    12/31/2003     4.851     6.001     216
    12/31/2004     6.001     6.504     636
    12/31/2005     6.504     7.364    1135
    12/31/2006     7.364     7.182     705
    12/31/2007     7.182     8.121     583
    12/31/2008     8.121     4.921      99
CON 2    1.60%
    12/31/2002       N/A     4.700       0
    12/31/2003     4.700     5.802      90
    12/31/2004     5.802     6.275     489
    12/31/2005     6.275     7.092     505
    12/31/2006     7.092     6.902     318
    12/31/2007     6.902     7.789     229
    12/31/2008     7.789     4.711      47






 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009

Templeton Foreign Securities Fund
CON 1    1.40%
    12/31/2002       N/A    14.263       0
    12/31/2003    14.263    18.596      92
    12/31/2004    18.596    21.734     762
    12/31/2005    21.734    23.612    1240
    12/31/2006    23.612    28.278    1295
    12/31/2007    28.278    32.192    1042
    12/31/2008    32.192    18.926     205
CON 2    1.60%
    12/31/2002       N/A    13.980       0
    12/31/2003    13.980    18.190      48
    12/31/2004    18.190    21.217     394
    12/31/2005    21.217    23.005     611
    12/31/2006    23.005    27.496     632
    12/31/2007    27.496    31.239     489
    12/31/2008    31.239    18.329      98

Templeton Global Bond Securities Fund
CON 1    1.40%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A    32.376     382
    12/31/2008    32.376    33.906     132
CON 2    1.60%
    12/31/2002       N/A       N/A     N/A
    12/31/2003       N/A       N/A     N/A
    12/31/2004       N/A       N/A     N/A
    12/31/2005       N/A       N/A     N/A
    12/31/2006       N/A       N/A     N/A
    12/31/2007       N/A    31.215     155
    12/31/2008    31.215    32.625      92
Templeton Growth Securities Fund
CON 1    1.40%
    12/31/2002       N/A    15.227       1
    12/31/2003    15.227    19.840      91
    12/31/2004    19.840    22.699    1411
    12/31/2005    22.699    24.368    3587
    12/31/2006    24.368    29.270    4987
    12/31/2007    29.270    29.538    4095
    12/31/2008    29.538    16.799     794
CON 2    1.60%
    12/31/2002       N/A    15.003       0
    12/31/2003    15.003    19.509     118
    12/31/2004    19.509    22.276    1175
    12/31/2005    22.276    23.866    2235
    12/31/2006    23.866    28.610    2765
    12/31/2007    28.610    28.815    2238
    12/31/2008    28.815    16.355     440


 The Allianz High Five(R) Variable Annuity Contract SAI -  April
                                    27, 2009



[KPMG Logo]










                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2008

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

[KPMG Logo]



                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402




             Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Allianz Life Variable Account B as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.



                      /s/ KPMG LLP


Minneapolis, Minnesota
March 30, 2009



         KPMG, LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


 Statements of Assets and Liabilities
    December 31, 2008
    (In thousands)
                                                                                          Alger       Alger       Alger
                                                      AIM V.I.    AIM V.I.    AIM V.I.    American    American    American
                                                      Capital       Core    International Capital     LargeCap    MidCap
                                                      Appreciation Equity      Growth   Appreciation   Growth      Growth
                                                         Fund        Fund        Fund     Portfolio   Portfolio   Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Liabilities:
    Accrued Mortality and Expense Risk and
        Administrative Charges                             -           -                   -   -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 4,588       2,884       1,218       1,719       2,788       2,941
      Contracts in Annuity Payment Period (Note 2)         6           -           3          31           9           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                             272         146          63          58         106         418
           Investments at Cost                        $7,145       3,653       1,141       2,946       5,720       7,536



                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      Alger                     AZL
                                                      American    AZL AIM     BlackRock   AZL         AZL          AZL
                                                      SmallCap  International Capital     Columbia    Columbia    Columbia
                                                      Growth      Equity     Appreciation Mid Cap     Small Cap   Technology
                                                      Portfolio     Fund         Fund     Value Fund  Value Fund    Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Assets                                     479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
     Administrative Charges                              -              -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                  -              -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 479         133,872     42,814      25,031      34,876      38,286
      Contracts in Annuity Payment Period (Note 2)       -              11          -           -          10           1
                                                      ----------- ----------- ----------- ----------- ----------- -----------

    Total Contract Owners' Equity                     $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            27          12,986      4,944       4,996       5,005       8,010
           Investments at Cost                        $660         208,588     56,797      43,803      52,993      68,454



                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                  AZL
                                                                  Dreyfus     AZL First
                                                      AZL Davis   Founders    Trust       AZL         AZL         AZL
                                                      NY          Equity      Target      Franklin    Fusion      Fusion
                                                      Venture     Growth      Double      Small Cap   Balanced    Growth
                                                       Fund        Fund       Play Fund   Value Fund   Fund       Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 326,904     121,821     55,560      142,487     286,415     610,089
      Contracts in Annuity Payment Period (Note 2)          67          27          -           9           62           5
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            40,417      20,793     11,224       13,821      34,350      83,119
           Investments at Cost                        $389,593     204,892     98,316      213,597     364,054     934,517




                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      AZL         AZL         AZL Legg                AZL LMP
                                                      Fusion      Jennison    Mason       AZL Legg    Large Cap   AZL Money
                                                      Moderate    20/20       Growth      Mason       Growth      Market
                                                       Fund       Focus Fund   Fund       Value Fund    Fund       Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $419,531     162,427     132,498     57,418          -       968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    419,531     162,427     132,498     57,418          -       968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $419,531     162,427     132,498     57,418           -      968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 419,531     162,415     132,469     57,397           -      968,701
      Contracts in Annuity Payment Period (Note 2)           -          12          29         21           -          159
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $419,531     162,427     132,498     57,418           -      968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            54,273      19,245      26,185      11,507          -      968,860
           Investments at Cost                        $592,655     243,405     198,552     116,719          -      968,862





                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                                      AZL          AZL
                                                                                           AZL      Oppenheimer   Oppenheimer
                                                      AZL NACM    AZL OCC               Oppenheimer International   Main
                                                    International Opportunity AZL OCC    Global      Growth        Street
                                                         Fund        Fund     Value Fund  Fund        Fund          Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $6,463       66,668         -         93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    6,463       66,668         -         93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Liabilities                                   -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $6,463       66,668          -        93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 6,463       66,664          -        93,043      100,910     60,030
      Contracts in Annuity Payment Period (Note 2)         -            4          -           -              5          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $6,463       66,668          -        93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                           1,262        9,565          -        11,347        9,703      9,454
           Investments at Cost                        $9,492      124,345          -       139,655      163,251     97,958


                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                      AZL PIMCO               AZL         AZL
                                                      Fundamental             Schroder    Schroder    AZL
                                                      IndexPLUS               Emerging    Emerging    Schroder
                                                      Total       AZL S&P     Markets     Markets   International AZL Small
                                                      Return      500 Index   Equity      Equity      Small Cap   Cap Stock
                                                         Fund        Fund     Fund CL 1   Fund CL 2      Fund     Index Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                    -           -            -            -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                   -           -            -            -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets                                       $
                                                      $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 9,303       183,421     32,036      146,806     12,122      116,150
      Contracts in Annuity Payment Period (Note 2)        -           -            68            1          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------
           Investment Shares                            1,538       29,822      7,040       32,195      2,439       18,263
           Investments at Cost                        $12,850      243,166     27,520      205,534     18,058      163,880


                  See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                                      AZL
                                                                                                      Turner
                                                      AZL         AZL         AZL         AZL         QuantitativeAZL Van
                                                      TargetPLUS  TargetPLUS  TargetPLUS  TargetPLUS  Small Cap   Kampen
                                                      Balanced    Equity      Growth      Moderate    Growth      Comstock
                                                       Fund        Fund        Fund        Fund        Fund        Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 47,834      55,753      63,851      52,043      17,897      236,291
      Contracts in Annuity Payment Period (Note 2)         -           -           -           -            1           12
                                                      ----------- ----------- ----------- ----------- ----------- -----------
   Total Contract Owners' Equity                      $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------
           Investment Shares                            6,302      10,249      10,606       7,665       3,054       38,299
           Investments at Cost                        $52,857      93,896      89,694      63,925      31,278      388,596



                 See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      AZL Van                 AZL Van     AZL Van
                                                      Kampen      AZL Van     Kampen      Kampen      AZL Van
                                                      Equity      Kampen      Global      Growth      Kampen      BlackRock
                                                      and         Global      Real        and         Mid Cap     Global
                                                      Income      Franchise   Estate      Income      Growth      Allocations
                                                        Fund        Fund        Fund        Fund        Fund     V.I. Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -            -          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -            -          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                133,400     202,350     45,174      156,829     184,717     129,553
      Contracts in Annuity Payment Period (Note 2)          -           13          -           28          1           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
            Investment Shares                           14,822      15,847      8,274       19,730      26,966      11,465
           Investments at Cost                        $167,093     253,575     81,744      217,116     333,786     136,748


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                          Dreyfus                   Franklin
                                                                  Davis VA                IP Small                   Global
                                                      Davis VA    Real        Davis VA    Cap Stock   Dreyfus     Communications
                                                      Financial   Estate      Value       Index       Stock        Securities
                                                      Portfolio   Portfolio   Portfolio   Portfolio   Index Fund      Fund
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
     Investments at Net Asset Value                   $48,716       684         67,417         -           -           106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    48,716       684         67,417         -           -           106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -         -             -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Liabilities                                    -         -             -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $48,716       684         67,417          -           -          106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 48,712       684         67,391          -           -          106,724
      Contracts in Annuity Payment Period (Note 2)         4          -             26          -           -              242
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $48,716       684         67,417          -           -          106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------
           Investment Shares                            6,842       118          8,162          -           -           15,945
           Investments at Cost                        $78,122      1,470        80,406          -           -          197,261

                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      Franklin
                                                      Growth      Franklin                Franklin
                                                      and         High        Franklin    Large Cap   Franklin
                                                      Income      Income      Income      Growth      Money         Franklin
                                                      Securities  Securities  Securities  Securities  Market      Real Estate
                                                         Fund        Fund        Fund        Fund        Fund         Fund
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                       -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Total Liabilities                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 210,179     107,264     633,009     128,108     23,796      114,059
      Contracts in Annuity Payment Period (Note 2)         777         133         713         125        208          160
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                            24,314      23,201      55,528      12,145     24,004       10,694
           Investments at Cost                        $363,972     151,345     855,559     179,573     24,004      243,426


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                          Franklin
                                                                              Franklin    Templeton
                                                      Franklin    Franklin    Small-Mid   VIP
                                                      Rising      Small Cap   Cap         Founding    Franklin
                                                      Dividends   Value       Growth      Funds       U.S.          Franklin
                                                      Securities  Securities  Securities  Allocation  Government  Zero Coupon
                                                         Fund        Fund        Fund        Fund        Fund      Fund 2010
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -          -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                     -           -           -          -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 264,720     63,878      102,550     114,681     437,728     116,108
      Contracts in Annuity Payment Period (Note 2)         499        124          128         -           577         59
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------


           Investment Shares                            19,196      6,051        8,636      20,442      33,576       6,964
           Investments at Cost                        $299,114     84,575      156,530     154,542     427,042     112,761



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                   J.P.
                                                                   Morgan
                                                      J.P.         U.S.
                                                      Morgan       Large Cap   Jennison    Mutual       Mutual
                                                      International Core        20/20       Discovery   Shares       OpCap Mid
                                                      Opportunitity Equity      Focus       Securities  Securities     Cap
                                                      Portfolio   Portfolio   Portfolio      Fund        Fund       Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
     Investments at Net Asset Value                    $179         322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                     179         322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                    -           -           -              -             -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                   -           -           -               -            -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                                    322           -           463,812     497,934     30,318
                                                      $179
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 179          322           -           463,666     497,655     30,318
      Contracts in Annuity Payment Period (Note 2)       -            -           -               146         279         -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $179          322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                            23          31            -            29,183      42,168      3,501
           Investments at Cost                        $251         444            -           527,144     704,710     45,725





                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                                      PIMCO VIT    PIMCO VIT
                                                      Oppenheimer Oppenheimer Oppenheimer             Commodity     Emerging
                                                      Global      High        Main        PIMCO VIT   RealReturn    Markets
                                                      Securities  Income      Street      All Asset   Strategy        Bond
                                                       Fund/VA     Fund/VA     Fund/VA    Portfolio   Portfolio    Portfolio
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -            -          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Total Liabilities                                    -           -           -            -          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                81,485      9,566       58,478      114,603     85,230      33,044
       Contracts in Annuity Payment Period (Note 2)        95          -           37           14         -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

    Total Contract Owners' Equity                     $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

            Investment Shares                           4,037       6,054       4,019       12,458     12,176       3,202
           Investments at Cost                        $98,717      23,504      72,778      139,487    154,120      41,326



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                          PIMCO VIT
                                                                                          StocksPLUS
                                                      PIMCO VIT   PIMCO VIT   PIMCO VIT   Growth      PIMCO VIT     Seligman
                                                      Global      High        Real        and         Total          Global
                                                      Bond        Yield       Return      Income      Return       Technology
                                                      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------
        Total Assets                                   75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)

      Contracts in Accumulation Period                75,570       96,767      210,399     7,623       492,003     1,245
      Contracts in Annuity Payment Period (Note 2)         2           23           72         -           174         -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------


           Investment Shares                            6,169       17,101      18,692      1,292       47,738       113
           Investments at Cost                        $78,983      128,988     234,170     11,111      493,355     1,892



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)



                                                                  SP
                                                                  Strategic                           Templeton
                                                      Seligman    Partners    SP          Templeton   Developing   Templeton
                                                      Small-Cap   Focused    International Asset       Markets       Foreign
                                                      Value       Growth      Growth      Strategy    Securities   Securities
                                                      Portfolio   Portfolio   Portfolio      Fund        Fund         Fund
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $53,475      10,121      8,551       9,555          -           192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    53,475      10,121      8,551       9,555          -           192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

       Total Liabilities                                   -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $53,475      10,121      8,551       9,555           -          192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 53,446      10,121      8,551       9,538           -          192,327
      Contracts in Annuity Payment Period (Note 2)         29          -           -          17           -              258
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $53,475      10,121      8,551       9,555           -          192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------
         Investment Shares                              11,164      2,195       2,537       1,107          -           17,711
           Investments at Cost                        $104,571     15,006      16,652      17,729          -          261,790





                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)
                                                                                                      Van
                                                                              Van                     Kampen
                                                      Templeton               Kampen      Van         LIT
                                                      Global      Templeton   LIT         Kampen      Growth
                                                      Income      Growth      Capital     LIT         and
                                                      Securities  Securities  Growth      Enterprise  Income       Total All
                                                         Fund        Fund     Portfolio   Portfolio   Portfolio      Funds
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $124,761     351,451     1,424           99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    124,761     351,451     1,424           99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:

    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -             -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Liabilities                                    -           -           -           -           -             -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $124,761     351,451      1,424          99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                124,614     351,021      1,421          68          608       11,277,384
      Contracts in Annuity Payment Period (Note 2)         147         430          3          31           24            6,151
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $124,761     351,451      1,424          99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                             7,266      42,646         84          10           46        2,195,273
           Investments at Cost                        $117,289     557,121      2,314         181          778       15,160,453




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations
 For the year ended December 31, 2008
    (In thousands)
                                                                                          Alger       Alger       Alger
                                                      AIM V.I.    AIM V.I.    AIM V.I.    American    American    American
                                                      Capital      Core     International Capital     LargeCap    MidCap
                                                      Appreciation Equity      Growth    Appreciation Growth      Growth
                                                         Fund       Fund        Fund     Portfolio   Portfolio   Portfolio
                                                       ----------- ----------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $    -           84           10          -           10          10
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          113          72           32          41          69          100
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          (113)         12          (22)        (41)        (59)        (90)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                       -           -           23          -           -         2,033
    Realized Gains (Losses) on Sales of
Investments, Net                                         (133)         35          128       (105)       (340)         (423)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                         (133)         35          151       (105)       (340)        1,610
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (3,548)     (1,477)     (1,076)     (1,478)     (2,270)       (6,220)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (3,681)     (1,442)       (925)      (1,583)     (2,610)      (4,610)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(3,794)     (1,430)       (947)      (1,624)     (2,669)      (4,700)
                                                      ----------- ----------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                      Alger                     AZL
                                                      American    AZL AIM     BlackRock   AZL         AZL         AZL
                                                      SmallCap  International Capital     Columbia    Columbia    Columbia
                                                      Growth      Equity      AppreciationMid Cap     Small Cap   Technology
                                                      Portfolio      Fund        Fund     Value Fund  Value Fund     Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   -           1,018       -           201         281            -
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         13           4,467       1,048       718         960         1,372
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (13)         (3,449)     (1,048)     (517)       (679)       (1,372)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    11          22,132        -           -          4,927       6,938
    Realized Gains (Losses) on Sales of
Investments, Net                                        157         (16,252)    (4,399)     (4,546)     (10,652)    (12,646)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        168           5,880     (4,399)     (4,546)     (5,725)     (5,708)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (630)       (119,437)   (19,459)    (18,633)    (13,302)    (40,210)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (462)       (113,557)   (23,858)    (23,179)    (19,027)    (45,918)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
                                                      $(475)       (117,006)   (24,906)    (23,696)    (19,706)    (47,290)
Operations                                            ----------- ----------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   AZL
                                                                   Dreyfus    AZL First
                                                                   Founders   Trust       AZL         AZL         AZL
                                                       AZL Davis   Equity     Target      Franklin    Fusion      Fusion
                                                      NY Venture   Growth     Double      Small Cap   Balanced    Growth
                                                         Fund        Fund     Play Fund   Value Fund     Fund        Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $2,964        582        600          2,488      8,205       13,304
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                       6,160        4,003      1,514        4,393      6,668       18,409
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                       (3,196)      (3,421)      (914)      (1,905)     1,537       (5,105)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   7,976       17,243        10       10,578      11,130      50,629
    Realized Gains (Losses) on Sales of
Investments, Net                                      (14,139)     (21,509)   (13,718)    (24,380)    (23,757)    (66,069)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                      (6,163)      (4,266)    (13,708)    (13,802)    (12,627)    (15,440)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (126,101)    (97,602)   (42,470)    (70,307)    (102,824)   (412,444)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                           (132,264)    (101,868)  (56,178)    (84,109)    (115,451)   (427,884)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(135,460)    (105,289)  (57,092)   (86,014)    (113,914)   (432,989)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   AZL
                                                                   Jennison   AZL Legg                AZL LMP
                                                      AZL Fusion   20/20      Mason       AZL Legg    Large Cap   AZL Money
                                                       Moderate    Focus      Growth      Mason       Growth      Market
                                                         Fund        Fund        Fund     Value Fund     Fund        Fund
                                                       ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
     Dividends Reinvested in Fund Shares               $14,532         217        -           -            245       17,472
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        12,459       3,586       2,747       2,141       2,056       14,237
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          2,073       (3,369)    (2,747)     (2,141)     (1,811)       3,235
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    33,571       9,221      4,662       7,942       6,700         -
    Realized Gains (Losses) on Sales of
Investments, Net                                        (53,824)     (25,088)   (24,702)    (23,302)    (40,859)       -
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        (20,253)     (15,867)   (20,040)    (15,360)    (34,159)       -
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (237,537)    (98,887)    (76,394)    (67,522)    (22,671)      (1)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (257,790)    (114,754)   (96,434)    (82,882)    (56,830)      (1)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(255,717)    (118,123)   (99,181)    (85,023)    (58,641)    3,234
                                                      ------------ ---------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      AZL           AZL
                                                                                            AZL      Oppenheimer   Oppenheimer
                                                       AZL NACM    AZL OCC                Oppenheimer International Main
                                                     International Opportunity AZL OCC     Global      Growth      Street
                                                         Fund        Fund     Value Fund     Fund        Fund        Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   157          -          8,171       1,198       1,775       943
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          123          2,332      5,150       3,119       3,433       1,945
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                            34         (2,332)    3,021       (1,921)     (1,658)     (1,002)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                 -              13,193     39,607      9,968       13,638      13,889
    Realized Gains (Losses) on Sales of
Investments, Net                                      (1,356)       (20,179)   (277,861)   (9,694)     (13,479)    (10,737)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                      (1,356)        (6,986)    (238,254)   274         159         3,152
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (2,713)       (62,707)   28,734      (79,167)    (95,153)    (48,227)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                           (4,069)       (69,693)   (209,520)   (78,893)    (94,994)    (45,075)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(4,035)      (72,025)   (206,499)   (80,814)    (96,652)    (46,077)
                                                      ------------ ---------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                              AZL         AZL
                                                       AZL PIMCO              Schroder    Schroder    AZL
                                                      Fundamental  AZL S&P    Emerging    Emerging    Schroder
                                                       IndexPLUS   500        Markets     Markets  International  AZL Small
                                                         Total     Index      Equity      Equity      Small Cap   Cap Stock
                                                      Return Fund   Fund     Fund CL 1   Fund CL 2      Fund     Index Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
     Dividends Reinvested in Fund Shares               $   -             3        1           198         241          589
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         181          1,497      51          2,523       242           886
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (181)        (1,494)    (50)        (2,325)       (1)         (297)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                        -            3      59          30,054      -             25
    Realized Gains (Losses) on Sales of
Investments, Net                                       (1,307)      (17,246)     36         (21,792)    (2,966)     (14,386)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                       (1,307)      (17,243)     95           8,262     (2,966)     (14,361)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (3,249)      (59,104)   4,592       (76,510)     (5,506)     (46,896)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (4,556)      (76,347)   4,687       (68,248)     (8,472)     (61,257)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(4,737)      (77,841)   4,637       (70,573)     (8,473)     (61,554)
                                                      ------------ ---------- ----------- ----------- ----------- -----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                                                      AZL
                                                                                                      Turner
                                                          AZL      AZL        AZL         AZL        Quantitative AZL Van
                                                      TargetPLUS   TargetPLUS TargetPLUS  TargetPLUS  Small Cap   Kampen
                                                       Balanced    Equity     Growth      Moderate    Growth      Comstock
                                                         Fund       Fund        Fund        Fund        Fund        Fund
                                                       ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:

    Dividends Reinvested in Fund Shares               $    -            13         -           -           -         8,106
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         494          1,468      1,174       717         531         7,871
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (494)        (1,455)    (1,174)     (717)       (531)          235
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                      -            -          -           -        5,421        45,493
    Realized Gains (Losses) on Sales of
Investments, Net                                       (2,395)      (11,782)   (6,072)     (3,490)     (4,620)      (48,562)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                       (2,395)      (11,782)   (6,072)     (3,490)        801        (3,069)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (4,898)      (36,233)   (25,000)    (11,331)    (15,073)    (173,263)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (7,293)      (48,015)   (31,072)    (14,821)    (14,272)    (176,332)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(7,787)      (49,470)   (32,246)    (15,538)    (14,803)    (176,097)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                              AZL Van     AZL Van
                                                                   AZL Van    Kampen      Kampen      AZL Van
                                                        AZL Van    Kampen     Global      Growth      Kampen      BlackRock
                                                        Kampen     Global     Real        and         Mid Cap     Global
                                                      Equity and   Franchise  Estate      Income      Growth      Allocations
                                                      Income Fund   Fund       Fund        Fund        Fund       V.I. Fund
                                                                                                                     (A)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares                 $5,000        6,177      1,245       5,052       982         3,296
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         3,637        6,101      1,337       4,637       6,569       1,202
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          1,363           76       (92)         415      (5,587)      2,094
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    6,096        20,462      4,258      14,614      42,837        619
    Realized Gains (Losses) on Sales of
Investments, Net                                       (10,756)       (9,070)   (15,011)    (15,495)    (31,978)     (3,911)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        (4,660)       11,392    (10,753)       (881)     10,859      (3,292)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (51,339)     (123,200)   (29,504)    (95,787)    (208,600)    (7,195)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (55,999)     (111,808)   (40,257)    (96,668)    (197,741)   (10,487)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(54,636)     (111,732)   (40,349)    (96,253)    (203,328)    (8,393)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                          Dreyfus                   Franklin
                                                                   Davis VA               IP Small                   Global
                                                       Davis VA    Real       Davis VA    Cap Stock   Dreyfus     Communications
                                                       Financial   Estate     Value       Index       Stock        Securities
                                                       Portfolio   Portfolio  Portfolio   Portfolio   Index Fund      Fund
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
   Dividends Reinvested in Fund Shares                $-             20           997       1,482       2,160        287
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        1,447        21         2,230       2,537       3,593       3,131
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        (1,447)       (1)       (1,233)     (1,055)     (1,433)      (2,844)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    2,801        13        1,811       25,641         -           -
    Realized Gains (Losses) on Sales of
Investments, Net                                        (9,055)      (58)       5,028        1,921     22,557      (12,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        (6,254)      (45)       6,839       27,562      22,557     (12,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (37,060)     (613)     (63,566)     (30,559)    (65,587)    (96,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (43,314)     (658)     (56,727)      (2,997)    (43,030)    (108,454)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(44,761)     (659)     (57,960)      (4,052)    (44,463)    (111,298)
                                                      ------------ ---------- ----------- ----------- ----------- -------------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                       Franklin    Franklin               Franklin
                                                      Growth and   High       Franklin    Large Cap   Franklin
                                                        Income     Income     Income      Growth      Money         Franklin
                                                      Securities   Securities Securities  Securities  Market      Real Estate
                                                         Fund        Fund        Fund        Fund        Fund         Fund
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $11,434        15,988     54,615      3,004       400          2,504
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         5,343        2,761     16,703      3,835       356          3,933
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                          6,091       13,227     37,912       (831)       44          (1,429)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    29,418       -         22,562      14,277      -            60,572
    Realized Gains (Losses) on Sales of
Investments, Net                                        (31,311)    (14,788)   (64,064)     (8,031)     -           (50,127)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                         (1,893)    (14,788)   (41,502)      6,246       -           10,445
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (143,342)    (37,897)   (332,045)   (94,568)    (44)        (117,235)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (145,235)    (52,685)   (373,547)   (88,322)    (44)        (106,790)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(139,144)    (39,458)   (335,635)   (89,153)    -           (108,219)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                          Franklin
                                                                   Franklin   Franklin    Templeton
                                                       Franklin    Small      Small-Mid   VIP
                                                        Rising     Cap        Cap         Founding    Franklin
                                                       Dividends   Value      Growth      Funds       U.S.          Franklin
                                                      Securities   Securities Securities  Allocation  Government  Zero Coupon
                                                         Fund        Fund        Fund        Fund        Fund      Fund 2010
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares                $8,100        1,359      -            3,074       20,457      4,554
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        7,292        2,156        3,083      1,777       7,491       1,863
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                           808         (797)      (3,083)     1,297       12,966      2,691
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    3,310        9,093      22,356       3,049       -            -
    Realized Gains (Losses) on Sales of
Investments, Net                                          (972)      (1,168)     (6,210)     (8,054)     (280)        920
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                          2,338        7,925      16,146     (5,005)     (280)        920
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (135,242)    (48,425)    (105,047)   (39,333)    11,376      1,714
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (132,904)    (40,500)     (88,901)    (44,338)    11,096      2,634
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(132,096)    (41,297)     (91,984)    (43,041)    24,062      5,325
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                    J.P.
                                                                    Morgan
                                                         J.P.       U.S.
                                                        Morgan      Large      Jennison    Mutual      Mutual
                                                      International Cap Core   20/20       Discovery   Shares       OpCap Mid
                                                      Opportunitie Equity     Focus       Securities  Securities      Cap
                                                       Portfolio   Portfolio  Portfolio      Fund        Fund      Portfolio
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   7            6          -           15,485      25,125      139
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          6            8          1,380       12,605      14,833      674
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                           1           (2)        (1,380)     2,880       10,292      (535)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    63           -           5,952      28,497      35,086      3,366
    Realized Gains (Losses) on Sales of
Investments, Net                                         (7)          (7)        2,268       11,210      (48,856)    (6,584)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                          56          (7)        8,220       39,707      (13,770)    (3,218)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                     (233)       (182)      (19,261)    (280,116)   (373,104)   (15,726)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                             (177)       (189)      (11,041)    (240,409)   (386,874)   (18,944)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
                                                       $ (176)      (191)      (12,421)    (237,529)   (376,582)   (19,479)
Operations
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      PIMCO VIT    PIMCO VIT
                                                      Oppenheimer  Oppenheimer Oppenheimer             Commodity     Emerging
                                                        Global     High          Main      PIMCO VIT   RealReturn    Markets
                                                      Securities   Income      Street      All Asset   Strategy        Bond
                                                        Fund/VA     Fund/VA    Fund/VA    Portfolio   Portfolio    Portfolio
                                                       ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $ 2,376        1,540      1,612        8,957       7,677     2,835
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        2,712          410      1,909        3,024       3,388       854
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                          (336)        1,130      (297)       5,933       4,289      1,981
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   10,442          -        7,005         373       1,292      1,743
    Realized Gains (Losses) on Sales of
Investments, Net                                         3,964       (5,542)     1,348     (13,290)    (16,016)    (3,560)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        14,406       (5,542)     8,353     (12,917)    (14,724)    (1,817)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (85,443)     (13,076)   (54,983)    (25,021)    (78,367)    (8,017)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (71,037)     (18,618)   (46,630)    (37,938)    (93,091)    (9,834)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(71,373)     (17,488)   (46,927)    (32,005)    (88,802)    (7,853)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                                          PIMCO VIT
                                                                                          StocksPLUS
                                                       PIMCO VIT   PIMCO      PIMCO VIT   Growth      PIMCO VIT     Seligman
                                                        Global     VIT High   Real        and         Total          Global
                                                         Bond      Yield      Return      Income      Return       Technology
                                                       Portfolio   Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $3,090        10,435     9,866        913         22,652        -
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                      1,811         2,610      5,413        234         9,622          33
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                       1,279         7,825      4,453        679         13,030        (33)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:

    Realized Capital Gain Distributions on Mutual
Funds                                                 -                290       326         -          9,329          -
    Realized Gains (Losses) on Sales of
Investments, Net                                      (2,413)      (12,304)   (9,043)       (46)        1,729         (23)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                      (2,413)      (12,014)   (8,717)       (46)        11,058        (23)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (5,507)      (30,843)   (23,895)    (7,400)      (11,347)       (869)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in

                 Appreciation (Depreciation) on
Investments                                           (7,920)       (42,857)   (32,612)    (7,446)        (289)       (892)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(6,641)      (35,032)   (28,159)    (6,767)       12,741       (925)
                                                      ------------ ---------- ----------- ----------- ----------- -------------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   SP
                                                                   Strategic                          Templeton
                                                       Seligman    Partners   SP          Templeton   Developing   Templeton
                                                       Small-Cap   Focused    International Asset       Markets      Foreign
                                                         Value     Growth     Growth      Strategy    Securities   Securities
                                                       Portfolio   Portfolio  Portfolio      Fund        Fund         Fund
                                                       ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $     -            -         311      1,333       6,313       8,177
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        1,684         378         430         174       3,919       5,290
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        (1,684)       (378)       (119)       1,159       2,394       2,887
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   28,134       1,553       4,875      1,622       45,910      31,224
    Realized Gains (Losses) on Sales of
Investments, Net                                        (5,049)       (443)     (6,212)     (978)      (83,034)        801
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        23,085       1,110      (1,337)       644      (37,124)     32,025
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (66,014)     (9,406)    (11,813)    (5,440)     (132,011)   (195,626)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (42,929)     (8,296)    (13,150)    (4,796)     (169,135)   (163,601)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(44,613)     (8,674)    (13,269)    (3,637)     (166,741)   (160,714)
                                                      ------------ ---------- ----------- ----------- ----------- -------------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      Van
                                                                              Van                     Kampen
                                                       Templeton              Kampen      Van         LIT
                                                        Global     Templeton  LIT         Kampen      Growth
                                                        Income     Growth     Capital     LIT         and
                                                      Securities   Securities Growth      Enterprise  Income       Total All
                                                         Fund        Fund     Portfolio   Portfolio   Portfolio      Funds
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $4,754         11,555        5         1           17          380,986
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                       2,221         10,500        46        2           13          300,333
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        2,533          1,055       (41)      (1)           4           80,653
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:

    Realized Capital Gain Distributions on Mutual
Funds                                                    -            43,430      -          -           29          911,406
    Realized Gains (Losses) on Sales of
Investments, Net                                        575          (57,640)     (15)      (12)          -        (1,359,730)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        575          (14,210)     (15)      (12)         29          (448,324)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                      89         (312,302)  (1,595)      (57)       (353)       (5,911,447)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                              664        (326,512)  (1,610)       (69)       (324)       (6,359,771)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $3,197        (325,457)  (1,651)       (70)       (320)       (6,279,118)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                                           AIM V.I.
                                                         AIM V.I. Capital     AIM V.I. Core Equity   International Growth
                                                        Appreciation Fund             Fund                   Fund
                                                      ----------- ----------- ---------- ----------- ----------- ----------
                                                         2008        2007       2008        2007        2008       2007
                                                      ----------- ----------- ---------- ----------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:


 Investment Income (Loss),  Net                       $    (113)       (175)         12         (77)        (22)        (67)

      Realized Gains (Losses) on Investments, Net          (133)         261         35         232         151        436
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (3,548)         943    (1,477)         187     (1,076)       (62)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
      Net Increase (Decrease) in Net Assets
          From Operations                                (3,794)       1,029    (1,430)         342       (947)        307
                                                      ----------- ----------- ---------- ----------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        -          13          -           -           -          7

      Transfers Between Funds (Note 2)                     (280)     (1,137)      (220)       (212)       (112)      (250)

      Surrenders and Terminations                          (717)     (2,299)      (662)     (1,571)       (212)      (600)

      Rescissions                                              -           -          -           -           -          -

      Bonus (Recapture)                                        -           -          -           -           -          -

      Contract Maintenance Charge (Note 2)                   (5)        (14)        (3)         (4)         (1)        (8)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (1,002)     (3,437)      (885)     (1,787)       (325)      (851)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (4,796)     (2,408)    (2,315)     (1,445)     (1,272)      (544)

 Net Assets at Beginning of Period                        9,390       11,798      5,199      6,644       2,493       3,037
                                                      ----------- ----------- ---------- ----------- ----------- ----------

 Net Assets at End of Period                           $  4,594       9,390       2,884      5,199       1,221       2,493
                                                      ----------- ----------- ---------- ----------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Alger American         Alger American         Alger American
                                                      Capital Appreciation      LargeCap Growth         MidCap Growth
                                                            Portfolio              Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ (41)       (56)       (59)       (77)        (90)        (158)


      Realized Gains (Losses) on Investments, Net      (105)       (53)       (340)      (472)      1,610       1,584
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (1,478)     1,136      (2,270)     1,660      (6,220)       906
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (1,624)      1,027     (2,669)     1,111      (4,700)      2,332
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   -           1          -           -          -           -

      Transfers Between Funds (Note 2)                 (108)       (115)      (237)       (434)      (521)       (1,021)

      Surrenders and Terminations                      (397)       (552)      (646)      (1,427)     (790)       (1,780)

      Rescissions                                         -           -          -           -          -           -

      Bonus (Recapture)                                   -           -          -           -          -           -

      Contract Maintenance Charge (Note 2)               (2)         (3)        (3)         (3)        (3)         (5)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                   (507)       (669)      (886)       1,864)    (1,314)     (2,806)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (2,131)         358     (3,555)     (753)      (6,014)     (474)

 Net Assets at Beginning of Period                     3,881        3,523      6,352       7,105      8,955       9,429
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $1,750         3,881     2,797       6,352      2,941       8,955
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Alger American                                    AZL AIM
                                                         SmallCap Growth      AZL AIM Basic Value   International Equity
                                                            Portfolio                Fund                   Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(13)        (18)       -           (1,520)    (3,449)     (3,873)

       Realized Gains (Losses) on Investments, Net     168          40        -            43,775     5,880      32,023
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (630)         126       -           (36,617)   (119,437)   (1,918)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets
           From Operations                             (475)        148       -             5,638    (117,006)   26,232
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               -              -         -            7,524      41,399     53,138

      Transfers Between Funds (Note 2)                 (60)         (8)        -         (182,712)   (74,617)     21,678

      Surrenders and Terminations                      (62)         (81)       -          (10,725)   (15,302)    (18,915)

      Rescissions                                     -               -        -              (90)    (2,009)     (1,665)

      Bonus (Recapture)                               -               -        -              104        633         996

      Contract Maintenance Charge (Note 2)            -              (1)       -              (28)       (53)        (64)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                 (122)          (90)      -          (185,927)  (49,949)    55,168
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (597)           58       -          (180,289)  (166,955)    81,400

 Net Assets at Beginning of Period                    1,076         1,018      -           180,289    300,838     219,438
                                                      ----------- ---------- ----------- ---------- ----------- ----------


 Net Assets at End of Period                          $ 479         1,076      -                -     133,883     300,838
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                          AZL BlackRock
                                                      Capital Appreciation   AZL Columbia Mid Cap    AZL Columbia Small
                                                              Fund                Value Fund           Cap Value Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,048)    (1,020)       (517)       (741)      (679)     (1,225)

      Realized Gains (Losses) on Investments, Net      (4,399)     1,612      (4,546)        334      (5,725)     5,843
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (19,459)     3,416      (18,633)    (1,154)    (13,302)    (11,696)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (24,906)     4,008      (23,696)    (1,561)    (19,706)    (7,078)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                17,754      11,602      14,409      14,515      8,443       11,921

      Transfers Between Funds (Note 2)                 (7,081)      (577)      (3,818)     10,317     (7,495)     (14,785)

      Surrenders and Terminations                      (2,984)     (3,002)     (1,489)     (2,206)    (3,357)     (3,892)

      Rescissions                                        (370)       (170)       (308)       (322)      (180)       (419)

      Bonus (Recapture)                                   175         154         153         211        88          185


      Contract Maintenance Charge (Note 2)                (13)        (11)        (7)         (4)        (13)        (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                    7,481       7,996      8,940       22,511     (2,514)     (7,002)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (17,425)     12,004     (14,756)     20,950    (22,220)    (14,080)

 Net Assets at Beginning of Period                      60,239      48,235      39,787      18,837     57,106      71,186
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 42,814      60,239      25,031      39,787     34,886      57,106
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                          AZL Columbia       AZL Davis NY Venture   AZL Dreyfus Founders
                                                         Technology Fund             Fund            Equity Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,372)    (1,327)      (3,196)     (5,884)   (3,421)     (3,192)

      Realized Gains (Losses) on Investments, Net     (5,708)       3,458      (6,163)     18,048    (4,266)       9,510
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (40,210)      7,414    (126,101)     (4,716)   (97,602)      1,200
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (47,290)       9,545   (135,460)      7,448   (105,289)      7,518
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 13,792      11,434     57,015      56,546     19,855      22,751

      Transfers Between Funds (Note 2)                 (24,865)     37,625     34,789     (32,228)   (60,641)    154,630

      Surrenders and Terminations                       (4,875)     (5,256)   (23,057)    (24,990)   (19,106)    (15,713)


      Rescissions                                         (421)       (379)    (2,194)     (1,144)      (562)       (425)

      Bonus (Recapture)                                    251         255        526         654        182          331

      Contract Maintenance Charge (Note 2)                 (18)        (43)       (91)        (64)       (63)         (56)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (16,136)      43,636     66,988      (1,226)    (60,335)    161,518
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (63,426)      53,181     (68,472)      6,222   (165,624)    169,036

 Net Assets at Beginning of Period                     101,713       48,532     395,443     389,221    287,472     118,436
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 38,287      101,713     326,971     395,443    121,848     287,472
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL First Trust
                                                       Target Double Play     AZL Franklin Small     AZL Fusion Balanced
                                                              Fund              Cap Value Fund              Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $  (914)      (810)     (1,905)     (4,907)      1,537     (1,608)

      Realized Gains (Losses) on Investments, Net     (13,708)      (292)    (13,802)     23,082     (12,627)    10,785
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (42,470)      (286)    (70,307)    (39,216)   (102,824)     5,567
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (57,092)    (1,388)    (86,014)    (21,041)   (113,914)   14,744
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               42,319      41,733     31,569       59,874    134,234     83,096

      Transfers Between Funds (Note 2)               (11,624)     48,684     (70,214)    (63,272)   (59,126)    12,499

      Surrenders and Terminations                     (4,466)     (1,470)    (15,138)    (19,363)   (30,297)    (21,368)

      Rescissions                                     (1,023)     (1,099)    (1,043)     (1,274)    (3,555)     (1,556)

      Bonus (Recapture)                                  354         653        405         791      1,253       1,060


      Contract Maintenance Charge (Note 2)               (17)        (4)        (62)         (7)      (73)         (35)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                  25,543     88,497     (54,483)    (23,251)   42,436      73,696
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (31,549)    87,109     (140,497)   (44,292)   (71,478)    88,440

 Net Assets at Beginning of Period                     87,109      -          282,993     327,285    357,955    269,515
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $55,560      87,109     142,496     282,993    286,477    357,955
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                        AZL Fusion Growth     AZL Fusion Moderate    AZL Jennison 20/20
                                                              Fund                   Fund                Focus Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
  Investment Income (Loss),  Net                       $(5,105)    (15,829)   2,073       (7,157)     (3,369)    (3,065)

      Realized Gains (Losses) on Investments, Net     (15,440)      39,924    (20,253)     27,034    (15,867)    13,129
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (412,444)     4,456     (237,537)     8,200    (98,887)     2,077
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (432,989)     28,551    255,717)     28,077    (118,123)   12,141
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                231,627     316,144     162,682     214,906    48,108     40,601

      Transfers Between Funds (Note 2)                (239,071)    (67,113)   (247,181)   (23,219)    47,189      1,438

      Surrenders and Terminations                      (48,850)    (54,147)   (45,875)    (41,839)   (11,600)    (9,547)

      Rescissions                                       (6,634)     (9,133)    (5,042)     (4,493)    (1,623)      (725)

      Bonus (Recapture)                                  3,249       5,237      1,553       2,150        456         391

      Contract Maintenance Charge (Note 2)                (254)       (102)      (175)       (190)       (47)        (56)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (59,933)    190,886    (134,038)    147,315     82,483      32,102
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (492,922)     219,437   (389,755)    175,392    (35,640)    44,243

 Net Assets at Beginning of Period                    1,103,016     883,579    809,286     633,894    198,067     153,824
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 610,094   1,103,016    419,531     809,286    162,427     198,067
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         AZL Legg Mason      AZL Legg Mason Value     AZL LMP Large Cap
                                                           Growth Fund               Fund                Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(2,747)     (2,507)     (2,141)    (3,939)    (1,811)     (3,191)

      Realized Gains (Losses) on Investments, Net     (20,040)      7,216     (15,360)     12,082    (34,159)     6,493
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (76,394)      4,069     (67,522)    (23,925)   (22,671)       916
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (99,181)      8,778     (85,023)    (15,782)   (58,641)     4,218
                                                      ----------- ---------- ----------- ---------- ----------- ----------
    Contract Transactions-All Products (Note 5)

      Purchase Payments                                30,556      34,289      11,858      22,718      5,044       7,668

      Transfers Between Funds (Note 2)                 22,142      60,468     (34,707)    (39,286)   (83,046)    (20,127)

      Surrenders and Terminations                      (9,029)     (8,964)     (7,696)    (14,722)   (10,095)    (11,736)

      Rescissions                                      (1,308)       (735)       (435)       (448)      (123)       (183)

      Bonus (Recapture)                                   441         512         147         314         64         105


      Contract Maintenance Charge (Note 2)                (36)        (9)         (35)        (15)       (30)        (43)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    42,766      85,561     (30,868)   (31,439)   (88,186)    (24,316)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (56,415)     94,339    (115,891)   (47,221)   (146,827)   (20,098)

 Net Assets at Beginning of Period                     188,913      94,574     173,309     220,530    146,827    166,925
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $132,498     188,913      57,418     173,309       -       146,827
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                   AZL NACM          AZL OCC Opportunity
                                                      AZL Money Market Fund   International Fund            Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                       $3,235      14,696         34         (27)       (2,332)     (3,258)

      Realized Gains (Losses) on Investments, Net         -           -      (1,356)        (67)       (6,986)     27,955
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                     (1)         1      (2,713)        (316)     (62,707)    (16,027)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               3,234       14,697   (4,035)        (410)     (72,025)     8,670
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                453,325     342,462    4,925         2,954      13,149      17,033

      Transfers Between Funds (Note 2)                 111,641       9,768     (161)        3,990     (29,872)    (3,468)

      Surrenders and Terminations                     (167,065)   (170,998)    (363)        (282)     (8,166)     (10,977)

      Rescissions                                      (13,417)    (10,485)    (223)         (15)       (461)       (440)

      Bonus (Recapture)                                  5,136       3,561       41           43         164         310


      Contract Maintenance Charge (Note 2)                (141)       (166)      (1)         -           (35)        (35)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   389,479     174,142     4,218        6,690     (25,221)     2,423
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       392,713     188,839       183        6,280     (97,246)     11,093


 Net Assets at Beginning of Period                     576,147     387,308      6,280       -          163,914     152,821
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $968,860     576,147      6,463       6,280      66,668      163,914
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                       AZL OCC Renaissance                             AZL Oppenheimer
                                                              Fund            AZL OCC Value Fund         Global Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $-          (1,691)      3,021     (2,998)    (1,921)     (3,274)

      Realized Gains (Losses) on Investments, Net     -           53,020    (238,254)    23,320        274      18,630
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 -          (28,368)     28,734     64,919)   (79,167)      (8,185)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             -           22,961    (206,499)   (44,597)   (80,814)       7,171
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               -           14,436      5,968      14,847     20,733       32,905

      Transfers Between Funds (Note 2)                -          353,604)  (206,511)    249,680    (49,384)     (29,776)

      Surrenders and Terminations                     -          (20,947)   (27,785)    (24,887)    (8,784)      (9,894)

      Rescissions                                     -             (443)      (372)       (350)      (860)      (1,142)

      Bonus (Recapture)                               -              141         53          192        261         463


      Contract Maintenance Charge (Note 2)            -              (58)       (91)        (62)        (45)        (27)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                  -          (360,475)  (228,738)    239,420     (38,079)    (7,471)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      -          (337,514)  (435,237)    194,823    (118,893)      (300)

 Net Assets at Beginning of Period                    -           337,514    435,237     240,414     211,936     212,236
                                                      ----------- ---------- ----------- ---------- ----------- ----------


 Net Assets at End of Period                          $-          -          -           435,237      93,043      211,936
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                          AZL PIMCO
                                                         AZL Oppenheimer                                 Fundamental
                                                      International Growth   AZL Oppenheimer Main      IndexPLUS Total
                                                              Fund                Street Fund            Return Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,658)    (2,935)     (1,002)   (1,946)       (181)       416

      Realized Gains (Losses) on Investments, Net         159     18,309       3,152     11,425      (1,307)       36
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (95,153)       598     (48,227)    (7,781)     (3,249)     (263)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (96,652)    15,972     (46,077)    1,698      (4,737)       189
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                  37,702     49,687    13,176      20,461      4,523       2,591

      Transfers Between Funds (Note 2)                  (68,680)    30,635   (35,289)     (4,677)     2,990         260

      Surrenders and Terminations                       (11,255)   (13,094)   (6,241)     (6,709)      (410)       (428)

      Rescissions                                        (1,346)    (1,542)     (419)       (687)      (189)       (177)

      Bonus (Recapture)                                     641        834        212         360        53          54


      Contract Maintenance Charge (Note 2)                  (43)       (25)       (28)        (24)       (2)         (1)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (42,981)    66,495     (28,589)      8,724      6,965       2,299
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (139,633)     82,467    (74,666)     10,422     2,228       2,488

 Net Assets at Beginning of Period                      240,548     158,081    134,696     124,274     7,075       4,587
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 100,915     240,548     60,030      134,696    9,303       7,075
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                 AZL Schroder           AZL Schroder
                                                        AZL S&P 500 Index      Emerging Markets       Emerging Markets
                                                              Fund             Equity Fund CL 1       Equity Fund CL 2
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,494)       75        (50)         (3)      (2,325)      (1,780)

      Realized Gains (Losses) on Investments, Net     (17,243)      (24)        95           35       8,262        5,892
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (59,104)     (641)      4,592          (8)     (76,510)     12,515
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (77,841)     (590)      4,637           24     (70,573)     16,627
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                37,536     13,299        508           82      35,163       39,102

      Transfers Between Funds (Note 2)                201,960     14,960     27,195          145      20,630       73,579

      Surrenders and Terminations                      (5,471)      (410)      (569)          97      (6,927)      (5,130)

      Rescissions                                        (586)       (82)       -            (3)      (1,281)      (1,331)

      Bonus (Recapture)                                   521         154        -            1          513          655

      Contract Maintenance Charge (Note 2)                (28)        (1)        (2)        (11)         (31)        (317)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   233,932     27,920     27,132        311        48,067      106,558
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       156,091     27,330     31,769        335        (22,506)    123,185

 Net Assets at Beginning of Period                      27,330      -            335         -          169,313     46,128
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $183,421     27,330     32,104        335        146,807     169,313
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                          AZL Schroder
                                                       International Small    AZL Small Cap Stock      AZL TargetPLUS
                                                            Cap Fund              Index Fund            Balanced Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008     2007 (B)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $   (1)      (71)       (297)       154        (494)       120

      Realized Gains (Losses) on Investments, Net     (2,966)     (168)      (14,361)      9        (2,395)       (7)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (5,506)     (430)      (46,896)    (996)      (4,898)      (125)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (8,473)     (669)      (61,554)    (833)      (7,787)       (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                10,108      6,778       14,384     7,623     45,425      6,767

      Transfers Between Funds (Note 2)                   495       4,479      154,950     4,904      1,665      4,085

      Surrenders and Terminations                       (353)       (87)      (2,939)       (75)    (1,008)         6


      Rescissions                                       (260)      (141)        (398)      (138)    (1,758)       (84)

      Bonus (Recapture)                                   133        114          140       104        490         48

      Contract Maintenance Charge (Note 2)                (2)         -          (18)        -          (3)         -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   10,121      11,143     166,119     12,418     44,811      10,822
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        1,648      10,474     104,565     11,585     37,024      10,810

 Net Assets at Beginning of Period                     10,474      -           11,585      -         10,810         -
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $12,122      10,474     116,150     11,585     47,834      10,810
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                         AZL TargetPLUS         AZL TargetPLUS         AZL TargetPLUS
                                                           Equity Fund            Growth Fund           Moderate Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008     2007 (B)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                       $(1,455)     (147)      (1,174)      155        (717)        169

      Realized Gains (Losses) on Investments, Net     (11,782)      (17)      (6,072)     (211)      (3,490)      (177)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (36,233)    (1,910)    (25,000)     (843)     (11,331)      (550)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (49,470)    (2,074)    (32,246)     (899)     (15,538)      (558)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
    Contract Transactions-All Products (Note 5)

      Purchase Payments                                38,788     38,767      64,227      34,373     51,407      14,086

      Transfers Between Funds (Note 2)                (13,861)    50,148      (3,446)      5,094     (2,340)     9,707

      Surrenders and Terminations                     (3,457)    (2,161)      (1,612)      (350)     (2,638)      (422)

      Rescissions                                     (1,168)      (798)      (1,760)      (978)     (2,118)      (575)

      Bonus (Recapture)                                  473         587        904         560         874        163


      Contract Maintenance Charge (Note 2)               (17)        (4)        (10)         (6)        (4)         (1)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    20,758     86,539      58,303      38,693     45,181      22,958
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (28,712)    84,465      26,057      37,794     29,643      22,400

 Net Assets at Beginning of Period                      84,465          -      37,794         -       22,400           -
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 55,753      84,465     63,851      37,794     52,043      22,400
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                           AZL Turner           AZL Van Kampen
                                                       Quantitative Small      Aggressive Growth       AZL Van Kampen
                                                         Cap Growth Fund             Fund               Comstock Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ (531)         (761)     -         (1,543)       235      (2,652)
      Realized Gains (Losses) on Investments, Net        801         2,520      -         26,584     (3,069)     36,121
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (15,073)       (647)      -        (10,590)   (173,263)   (63,244)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (14,803)       1,112      -          14,451   (176,097)   (29,775)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 5,988        6,825      -          7,992      22,188     45,591

      Transfers Between Funds (Note 2)                 (5,215)      (8,321)     -       (115,230)  (134,542)     66,912

      Surrenders and Terminations                      (1,328)      (1,737)     -         (5,481)   (39,002)    (45,751)

      Rescissions                                       (140)         (211)     -           (184)      (677)      (1,108)

      Bonus (Recapture)                                   69            85      -            143        198         528


      Contract Maintenance Charge (Note 2)                (6)          (11)     -            (17)      (132)        (74)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     (632)      (3,370)     -        (112,777)  (151,967)     66,098
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (15,435)      (2,258)     -         (98,326)   (328,064)    36,323

 Net Assets at Beginning of Period                     33,333       35,591      -          98,326     564,367    528,044
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $17,898       33,333      -            -        236,303    564,367
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL Van Kampen                                AZL Van Kampen
                                                        Equity and Income       AZL Van Kampen       Global Real Estate
                                                              Fund           Global Franchise Fund          Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ 1,363       (775)         76       (8,250)       (92)     (1,352)

      Realized Gains (Losses) on Investments, Net      (4,660)     13,066      11,392      33,896    (10,753)      1,756
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (51,339)    (10,511)   (123,200)      2,872    (29,504)    (14,183)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (54,636)       1,780   (111,732)     28,518    (40,349)    (13,779)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 39,995      54,967     44,269      75,664     18,476      43,645

      Transfers Between Funds (Note 2)                 (79,130)    (23,017)  (113,849)    (59,289)   (13,786)     (3,123)

      Surrenders and Terminations                      (14,190)    (13,981)   (21,493)    (23,354)    (3,435)     (4,329)

      Rescissions                                       (1,304)     (1,237)    (1,440)     (2,157)      (790)     (1,166)

      Bonus (Recapture)                                    347         610        396         773        219         601

      Contract Maintenance Charge (Note 2)                 (45)        (46)       (80)        (73)       (17)        (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (54,327)    17,296     (92,197)    (8,436)       667      35,616
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (108,963)     19,076   (203,929)     20,082   (39,682)     21,837

 Net Assets at Beginning of Period                      242,363     223,287    406,292     386,210    84,856      63,019
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Net Assets at End of Period                           $133,400     242,363    202,363     406,292    45,174      84,856
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL Van Kampen
                                                        Growth and Income     AZL Van Kampen Mid       AZL Van Kampen
                                                              Fund              Cap Growth Fund     Strategic Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $  415       (2,498)     (5,587)    (6,202)    -           (2,335)

      Realized Gains (Losses) on Investments, Net       (881)      34,345      10,859     31,252     -           46,305
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (95,787)    (29,641)   (208,600)    24,763     -           (24,325)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (96,253)      2,206    (203,328)    49,813     -            19,645
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                22,766      37,293      53,960      53,080    -             9,035

      Transfers Between Funds (Note 2)                (67,353)    (50,392)   (103,414)    142,745    -           (186,137)

      Surrenders and Terminations                     (24,891)    (29,922)    (25,194)    (21,342)   -             (8,939)

      Rescissions                                        (944)       (925)     (2,695)     (1,336)   -               (191)

      Bonus (Recapture)                                    227         451        708         778    -                120


      Contract Maintenance Charge (Note 2)                 (70)       (102)      (89)        (77)    -                (26)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                   (70,265)    (43,597)   (76,724)    173,848   -           (186,138)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (166,518)   (41,391)   (280,052)    223,661                (166,493)
                                                                                                     -

 Net Assets at Beginning of Period                      323,375     364,766    464,770     241,109   -             166,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 156,857     323,375    184,718     464,770   -               -
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                        BlackRock Global      Davis VA Financial    Davis VA Real Estate
                                                      Allocations V.I. Fund        Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                       2008 (A)     2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  2,094          -     (1,447)    (1,185)         (1)         35

      Realized Gains (Losses) on Investments, Net        (3,292)          -     (6,254)     16,227        (45)        704
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (7,195)          -    (37,060)   (23,864)       (613)    (1,093)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets


          From Operations                                (8,393)          -    (44,761)    (8,822)       (659)      (354)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   92,699          -      13,680     12,849           -          -

      Transfers Between Funds (Note 2)                    48,237          -    (11,239)   (26,607)       (147)      (111)

      Surrenders and Terminations                        (1,397)          -     (6,651)   (10,897)       (115)      (413)

      Rescissions                                        (2,222)          -       (378)      (234)           -          -

      Bonus (Recapture)                                      634          -         163        176           -          -

      Contract Maintenance Charge (Note 2)                   (5)          -        (23)        (9)           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    137,946          -     (4,448)   (24,722)       (262)      (524)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         129,553          -    (49,209)   (33,544)       (921)      (878)

 Net Assets at Beginning of Period                             -          -      97,925    131,469       1,605      2,483
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 129,553          -      48,716     97,925         684      1,605
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Davis VA Value      Dreyfus IP Small Cap    Dreyfus Stock Index
                                                            Portfolio        Stock Index Portfolio          Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,233)    (1,547)     (1,055)    (4,083)     (1,433)    (1,622)

      Realized Gains (Losses) on Investments, Net          6,839     21,268      27,562     27,858      22,557     25,175
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (63,566)   (14,321)    (30,559)   (28,325)    (65,587)   (10,806)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (57,960)      5,400     (4,052)    (4,550)    (44,463)     12,747
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      669      1,427       1,773     15,009       2,020     16,875

      Transfers Between Funds (Note 2)                  (27,614)   (16,660)   (209,849)   (53,361)   (265,090)   (66,741)

      Surrenders and Terminations                       (14,262)   (20,392)    (11,313)   (16,840)    (21,748)   (31,112)


      Rescissions                                           (13)       (24)        (55)      (598)       (165)      (461)

      Bonus (Recapture)                                        8         12          12        154           9        132

      Contract Maintenance Charge (Note 2)                  (38)       (48)        (36)       (10)        (56)      (163)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (41,250)   (35,685)   (219,468)   (55,646)   (285,030)   (81,470)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (99,210)   (30,285)   (223,520)   (60,196)   (329,493)   (68,723)

 Net Assets at Beginning of Period                       166,627    196,912     223,520    283,716     329,493    398,216
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $   67,417    166,627           -    223,520           -    329,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Franklin Global      Franklin Growth and
                                                         Communications        Income Securities    Franklin High Income
                                                         Securities Fund             Fund              Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $ (2,844)    (4,109)       6,091      3,996      13,227     10,919

      Realized Gains (Losses) on Investments, Net       (12,227)      4,036     (1,893)     37,418    (14,788)    (1,728)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (96,227)     45,281   (143,342)   (63,994)    (37,897)    (7,638)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (111,298)     45,208   (139,144)   (22,580)    (39,458)      1,553
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   15,708     22,770       4,983     17,642      16,349     28,435

      Transfers Between Funds (Note 2)                  (53,937)     25,643    (49,397)   (40,808)    (45,460)   (29,980)

      Surrenders and Terminations                       (18,154)   (27,173)    (44,664)   (69,802)    (17,652)   (23,361)


      Rescissions                                          (539)      (904)       (236)      (406)       (676)      (430)

      Bonus (Recapture)                                      286        524          29        203         192        351

      Contract Maintenance Charge (Note 2)                 (100)      (176)       (152)      (252)        (55)      (101)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (56,736)     20,684    (89,437)   (93,423)    (47,302)   (25,086)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (168,034)     65,892   (228,581)  (116,003)    (86,760)   (23,533)

 Net Assets at Beginning of Period                       275,000    209,108     439,537    555,540     194,157    217,690
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 106,966    275,000     210,956    439,537     107,397    194,157
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                                              Franklin Large Cap
                                                         Franklin Income       Growth Securities       Franklin Money
                                                         Securities Fund             Fund                Market Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $ 37,912     22,662       (831)    (3,215)          44        873

      Realized Gains (Losses) on Investments, Net       (41,502)     38,782       6,246     16,886           -          -
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (332,045)   (42,106)    (94,568)      2,235        (44)          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (335,635)     19,338    (89,153)     15,906           -        873
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                  141,658    271,558       3,196     10,944           5          7

      Transfers Between Funds (Note 2)                 (308,052)   (66,393)    (56,958)   (40,730)       (440)      (810)

      Surrenders and Terminations                       (95,961)  (108,671)    (22,506)   (33,550)     (2,527)    (4,658)

      Rescissions                                        (5,198)    (6,391)       (282)      (285)           -          -

      Bonus (Recapture)                                    1,072      2,265          21        104           -          -

      Contract Maintenance Charge (Note 2)                 (311)      (335)        (82)      (168)        (14)       (15)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                  (266,792)     92,033    (76,611)   (63,685)     (2,976)    (5,476)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (602,427)    111,371   (165,764)   (47,779)     (2,976)    (4,603)

 Net Assets at Beginning of Period                     1,236,149  1,124,778     293,997    341,776      26,980     31,583
                                                      ----------- ---------- ----------- ---------- ----------- ----------
  Net Assets at End of Period                             633,722  1,236,149     128,233    293,997      24,004     26,980
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                Franklin Rising
                                                      Franklin Real Estate   Dividends Securities    Franklin Small Cap
                                                              Fund                   Fund           Value Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,429)      2,461         808      4,692       (797)    (2,269)

      Realized Gains (Losses) on Investments, Net         10,445     49,531       2,338     47,818       7,925     27,492
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (117,235)  (155,934)   (135,242)   (77,137)    (48,425)   (30,984)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (108,219)  (103,942)   (132,096)   (24,627)    (41,297)    (5,761)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    2,164      8,125       2,956     14,048         820      2,274

      Transfers Between Funds (Note 2)                  (63,531)   (98,967)   (105,581)   (94,045)    (32,132)   (29,812)

      Surrenders and Terminations                       (22,534)   (46,942)    (49,254)   (68,098)    (12,428)   (19,262)

      Rescissions                                           (85)      (250)       (185)      (294)       (124)       (79)

      Bonus (Recapture)                                       24         66           8         46           8         38

      Contract Maintenance Charge (Note 2)                  (81)       (84)       (151)      (158)        (37)       (36)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (84,043)  (138,052)   (152,207)  (148,501)    (43,893)   (46,877)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (192,262)  (241,994)   (284,303)  (173,128)    (85,190)   (52,638)

 Net Assets at Beginning of Period                       306,481    548,475     549,522    722,650     149,192    201,830
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   114,219    306,481     265,219    549,522      64,002    149,192
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                       Franklin Small-Mid     Franklin Templeton
                                                           Cap Growth         VIP Founding Funds        Franklin U.S.
                                                         Securities Fund        Allocation Fund        Government Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $   (3,083)    (4,666)       1,297       (90)      12,966     14,340

      Realized Gains (Losses) on Investments, Net         16,146     36,515     (5,005)       (57)       (280)    (3,628)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (105,047)    (6,906)    (39,333)      (528)      11,376     10,372
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (91,984)     24,943    (43,041)      (675)      24,062     21,084
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    1,510      3,139     130,046     18,368      43,958     25,101

      Transfers Between Funds (Note 2)                  (29,439)   (22,709)     (7,937)     24,944     (5,617)   (19,576)

      Surrenders and Terminations                       (19,793)   (32,635)     (3,382)      (274)    (52,182)   (55,910)

      Rescissions                                           (72)       (86)     (4,280)      (571)     (1,898)      (291)

      Bonus (Recapture)                                       30         23       1,308        186         398        231

      Contract Maintenance Charge (Note 2)                  (73)      (126)        (10)        (1)       (136)      (194)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (47,837)   (52,394)     115,745     42,652    (15,477)   (50,639)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (139,821)   (27,451)      72,704     41,977       8,585   (29,555)

 Net Assets at Beginning of Period                       242,499    269,950      41,977          -     429,720    459,275
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   102,678    242,499     114,681     41,977     438,305    429,720
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                  J.P. Morgan
                                                                                 International        J.P. Morgan U.S.
                                                      Franklin Zero Coupon       Opportunities         Large Cap Core
                                                            Fund 2010              Portfolio          Equity Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                          $  2,691     2,817           1        (3)         (2)        (4)


      Realized Gains (Losses) on Investments, Net            920      (423)          56         24         (7)         17
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                      1,714      3,409       (233)         16       (182)       (11)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets


          From Operations                                  5,325      5,803       (176)         37       (191)          2
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   13,898      5,206           -          -           -          -

      Transfers Between Funds (Note 2)                    19,166      (105)       (100)       (23)           -       (40)

      Surrenders and Terminations                       (12,462)    (8,481)        (36)       (46)        (83)       (71)

      Rescissions                                          (773)      (187)           -          -           -          -

      Bonus (Recapture)                                      128         72           -          -           -          -

      Contract Maintenance Charge (Note 2)                  (26)       (17)           -          -           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     19,931    (3,512)       (136)       (69)        (83)      (111)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                          25,256      2,291       (312)       (32)       (274)      (109)

 Net Assets at Beginning of Period                        90,911     88,620         491        523         596        705
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  116,167     90,911         179        491         322        596
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                      Jennison 20/20 Focus     Mutual Discovery         Mutual Shares
                                                            Portfolio           Securities Fund        Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,380)    (2,176)       2,880    (2,771)      10,292    (3,157)

      Realized Gains (Losses) on Investments, Net          8,220     22,051      39,707     70,456    (13,770)     97,207
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (19,261)   (10,668)   (280,116)      8,728   (373,104)   (80,557)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (12,421)      9,207   (237,529)     76,413   (376,582)     13,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      664      1,651      91,756    125,184     106,763    257,489

      Transfers Between Funds (Note 2)                  (92,904)   (17,803)   (219,054)   (25,247)   (304,737)  (108,156)

      Surrenders and Terminations                        (6,388)    (8,649)    (61,506)   (69,851)    (83,642)  (104,919)

      Rescissions                                           (24)       (52)     (4,322)    (2,487)     (5,052)    (6,829)

      Bonus (Recapture)                                        1         30         912      1,538         893      2,467

      Contract Maintenance Charge (Note 2)                  (18)       (30)       (191)      (256)       (253)      (272)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (98,669)   (24,853)   (192,405)     28,881   (286,028)     39,780
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (111,090)   (15,646)   (429,934)    105,294   (662,610)     53,273

 Net Assets at Beginning of Period                       111,090    126,736     893,746    788,452   1,160,544  1,107,271
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $    -       111,090     463,812    893,746     497,934  1,160,544
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                          OpCap Mid Cap       Oppenheimer Global      Oppenheimer High
                                                            Portfolio         Securities Fund/VA       Income Fund/VA
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                          $ (535)      (419)       (336)    (1,184)       1,130      1,938

      Realized Gains (Losses) on Investments, Net        (3,218)      1,306      14,406     32,378     (5,542)      (180)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (15,726)      (391)    (85,443)   (20,473)    (13,076)    (2,414)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (19,479)        496    (71,373)     10,721    (17,488)      (656)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   16,520     15,115         901      2,154         105        321

      Transfers Between Funds (Note 2)                     4,316      1,983    (36,176)   (24,242)        (76)    (4,312)

      Surrenders and Terminations                        (1,683)      (845)    (17,209)   (24,652)     (2,687)    (3,888)

      Rescissions                                          (654)      (331)        (62)       (69)           -        (4)

      Bonus (Recapture)                                      189        222          10         20           2          5

      Contract Maintenance Charge (Note 2)                   (8)        (6)        (44)      (135)         (7)        (8)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     18,680     16,138    (52,580)   (46,924)     (2,663)    (7,886)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                           (799)     16,634   (123,953)   (36,203)    (20,151)    (8,542)

 Net Assets at Beginning of Period                        31,117     14,483     205,533    241,736      29,717     38,259
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   30,318     31,117      81,580    205,533       9,566     29,717
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                                     PIMCO VIT Commodity
                                                        Oppenheimer Main      PIMCO VIT All Asset    RealReturn Strategy
                                                         Street Fund/VA            Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                         $   (297)   (1,369)       5,933     10,490       4,289      2,507

      Realized Gains (Losses) on Investments, Net          8,353     10,885    (12,917)        581    (14,724)      (671)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (54,983)    (5,099)    (25,021)        231    (78,367)     14,960
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (46,927)      4,417    (32,005)     11,302    (88,802)     16,796
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      981      1,636      35,539     15,673      54,044     15,508

      Transfers Between Funds (Note 2)                  (22,577)   (13,137)    (55,935)   (37,988)      20,586        445

      Surrenders and Terminations                       (11,898)   (18,083)    (12,978)   (13,842)    (11,806)    (4,530)

      Rescissions                                           (94)       (30)       (814)      (562)     (1,954)      (393)

      Bonus (Recapture)                                        5         15         547        288         767        237

      Contract Maintenance Charge (Note 2)                  (39)       (54)        (39)       (49)        (38)       (18)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (33,622)   (29,653)    (33,680)   (36,480)      61,599     11,249
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (80,549)   (25,236)    (65,685)   (25,178)    (27,203)     28,045

 Net Assets at Beginning of Period                       139,064    164,300     180,302    205,480     112,433     84,388
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  58,515    139,064     114,617    180,302      85,230    112,433
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                       PIMCO VIT Emerging
                                                          Markets Bond         PIMCO VIT Global     PIMCO VIT High Yield
                                                            Portfolio           Bond Portfolio            Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  1,981      1,546       1,279        596       7,825      9,900

      Realized Gains (Losses) on Investments, Net        (1,817)        951     (2,413)        244    (12,014)        347
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (8,017)    (1,092)     (5,507)      2,227    (30,843)    (7,396)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                (7,853)      1,405     (6,641)      3,067    (35,032)      2,851
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   13,894     10,332      28,439     11,309      14,557     15,773

      Transfers Between Funds (Note 2)                  (14,006)      (944)       6,180     14,109    (41,815)   (31,201)

      Surrenders and Terminations                        (3,042)    (2,061)     (7,253)    (2,201)    (13,770)   (15,650)

      Rescissions                                          (340)      (317)     (1,199)      (225)       (557)      (494)

      Bonus (Recapture)                                      187        174         283        205         160        231

      Contract Maintenance Charge (Note 2)                   (9)        (3)        (18)        (5)        (38)       (38)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (3,316)      7,181      26,432     23,192    (41,463)   (31,379)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (11,169)      8,586      19,791     26,259    (76,495)   (28,528)

 Net Assets at Beginning of Period                        44,213     35,627      55,781     29,522     173,285    201,813
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  33,044     44,213      75,572     55,781      96,790    173,285
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                             PIMCO VIT StocksPLUS
                                                         PIMCO VIT Real        Growth and Income       PIMCO VIT Total
                                                        Return Portfolio           Portfolio          Return Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                         $  4,453     7,084         679      1,143      13,030     14,974

      Realized Gains (Losses) on Investments, Net        (8,717)    (3,537)        (46)      1,242      11,058    (2,161)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (23,895)     16,616     (7,400)    (1,346)    (11,347)     19,947
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (28,159)     20,163     (6,767)      1,039      12,741     32,760
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   51,311     18,775         125        181      85,638     51,922

      Transfers Between Funds (Note 2)                  (39,008)   (24,751)     (1,604)    (1,984)    (50,819)   (22,574)

      Surrenders and Terminations                       (21,748)   (17,777)     (2,446)    (2,281)    (59,458)   (48,315)

      Rescissions                                        (1,978)      (447)        (28)        (1)     (2,706)    (1,039)

      Bonus (Recapture)                                      686        206           -          3       1,088        860

      Contract Maintenance Charge (Note 2)                  (69)       (50)         (6)       (12)       (138)      (123)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (10,806)   (24,044)     (3,959)    (4,094)    (26,395)   (19,269)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (38,965)    (3,881)    (10,726)    (3,055)    (13,654)     13,491

 Net Assets at Beginning of Period                       249,436    253,317      18,349     21,404     505,831    492,340
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 210,471    249,436       7,623     18,349     492,177    505,831
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                        SP Strategic
                                                         Seligman Global      Seligman Small-Cap      Partners Focused
                                                      Technology Portfolio      Value Portfolio       Growth Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $   (33)        (47)     (1,684)    (2,882)       (378)      (591)

      Realized Gains (Losses) on Investments, Net           (23)         45      23,085     24,738       1,110      2,749
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                      (869)        344    (66,014)   (17,213)     (9,406)      1,111
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                  (925)        342    (44,613)      4,643     (8,674)      3,269
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        -          -         651      1,170         259        370


      Transfers Between Funds (Note 2)                      (76)      (194)    (18,630)   (20,010)     (6,303)    (4,819)

      Surrenders and Terminations                          (161)      (691)    (10,661)   (18,945)     (1,905)    (2,835)

      Rescissions                                              -          -        (10)       (36)           -        (2)

      Bonus (Recapture)                                        -          -           7         12           4          5

      Contract Maintenance Charge (Note 2)                   (1)        (3)        (34)       (48)         (6)       (11)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                      (238)      (888)    (28,677)   (37,857)     (7,951)    (7,292)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (1,163)      (546)    (73,290)   (33,214)    (16,625)    (4,023)

 Net Assets at Beginning of Period                         2,408      2,954     126,765    159,979      26,746     30,769
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $  1,245        2,408      53,475    126,765      10,121     26,746
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                    Templeton Developing
                                                        SP International        Templeton Asset      Markets Securities
                                                        Growth Portfolio         Strategy Fund              Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $   (119)      (349)       1,159      2,576       2,394      1,948

      Realized Gains (Losses) on Investments, Net        (1,337)      5,479         644      3,572    (37,124)     73,177
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (11,813)    (1,916)     (5,440)    (4,781)   (132,011)      4,432
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (13,269)      3,214     (3,637)      1,367   (166,741)     79,557
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      212        263           7          3       2,561      7,803

      Transfers Between Funds (Note 2)                   (6,061)      5,978       (360)      (462)   (159,531)   (62,469)

      Surrenders and Terminations                        (1,728)    (1,875)     (1,467)    (2,844)    (18,240)   (33,336)

      Rescissions                                           (76)        (2)           -          -       (414)      (112)

      Bonus (Recapture)                                        1          3           -          -          16         77

      Contract Maintenance Charge (Note 2)                   (5)        (5)         (5)        (5)        (65)      (107)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (7,657)      4,362     (1,825)    (3,308)   (175,673)   (88,144)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (20,926)      7,576     (5,462)    (1,941)   (342,414)    (8,587)

 Net Assets at Beginning of Period                        29,477     21,901      15,017     16,958     342,414    351,001
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  8,551      29,477       9,555     15,017           -    342,414
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                               Templeton Global
                                                        Templeton Foreign      Income Securities      Templeton Growth
                                                         Securities Fund             Fund              Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  2,887      2,090       2,533        192       1,055    (2,756)

      Realized Gains (Losses) on Investments, Net         32,025     51,002         575        995    (14,210)     71,050
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (195,626)      5,188          89      2,249   (312,302)   (66,815)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (160,714)     58,280       3,197      3,436   (325,457)      1,479
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    2,627     17,459      43,547     16,305      78,480    195,669

      Transfers Between Funds (Note 2)                  (55,926)   (35,142)       5,248     42,634   (210,750)   (89,312)

      Surrenders and Terminations                       (37,006)   (55,227)    (10,417)    (5,874)    (58,374)   (79,585)

      Rescissions                                           (88)      (665)     (1,256)      (352)     (3,117)    (4,416)

      Bonus (Recapture)                                       34        133         389        221         668      1,719

      Contract Maintenance Charge (Note 2)                 (128)      (214)        (30)       (13)       (213)      (291)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (90,487)   (73,656)      37,481     52,921   (193,306)     23,784
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (251,201)   (15,376)      40,678     56,357   (518,763)     25,263

 Net Assets at Beginning of Period                       443,786    459,162      84,083     27,726     870,214    844,951
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 192,585    443,786     124,761     84,083     351,451    870,214
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         Van Kampen LIT                                Van Kampen LIT
                                                         Capital Growth         Van Kampen LIT        Growth and Income
                                                            Portfolio        Enterprise Portfolio         Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                           $  (41)      (78)         (1)        (2)           4          -


      Realized Gains (Losses) on Investments, Net           (15)        181        (12)       (14)          29         61
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (1,595)        496        (57)         34       (353)       (47)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                (1,651)        599        (70)         18       (320)         14
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        4          -          42          -          30          -

      Transfers Between Funds (Note 2)                     (356)      (736)        (10)       (23)        (10)       (18)

      Surrenders and Terminations                          (590)    (1,038)        (12)       (32)        (43)       (64)

      Rescissions                                              -          -           -          -           -          -

      Bonus (Recapture)                                        -          -           -          -           -          -

      Contract Maintenance Charge (Note 2)                   (2)        (2)           -          -           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                      (944)    (1,776)          20       (55)        (23)       (82)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (2,595)    (1,177)        (50)       (37)       (343)       (68)

 Net Assets at Beginning of Period                         4,019      5,196         149        186         975      1,043
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  1,424       4,019          99        149         632        975
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                           Total All Funds
                                                                 ----------------- ------------------
                                                                       2008              2007
                                                                 ----------------- ------------------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                                         $  80,653           (11,931)
      Realized Gains (Losses) on Investments, Net                       (448,324)          1,447,938
      Net Change in Unrealized Appreciation
        (Depreciation) on Investments                                 (5,911,447)          (867,050)
                                                                 ----------------- ------------------
      Net Increase (Decrease) in Net Assets
          From Operations                                             (6,279,118)            568,957
                                                                 ----------------- ------------------

    Contract Transactions-All Products (Note 5)
      Purchase Payments                                                 3,047,102          3,258,668
      Transfers Between Funds (Note 2)                                (3,731,722)        (1,282,366)
      Surrenders and Terminations                                     (1,528,500)        (1,816,227)
      Rescissions                                                       (103,362)           (82,542)
      Bonus (Recapture)                                                    33,882             39,790
      Contract Maintenance Charge (Note 2)                                (4,734)            (5,608)
                                                                 ----------------- ------------------
        Net Increase (Decrease) in Net Assets Resulting
           From Contract Transactions                                 (2,287,334)            111,715
                                                                 ----------------- ------------------
 Increase (Decrease) in Net Assets                                    (8,566,452)            680,672
 Net Assets at Beginning of Period                                     19,849,987         19,169,315
                                                                 ----------------- ------------------
 Net Assets at End of Period                                          $11,283,535        $19,849,987
                                                                 ----------------- ------------------


(A) Period from May 1, 2008 (fund commencement) to December 31, 2008

(B) Period from May 1, 2007 (fund commencement) to December 31, 2007


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2008

1.      ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business, which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, BlackRock Advisors, Inc., Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, OpCap Advisors, LLC, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and
William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products, which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


Portfolio                                      Investment Adviser                   Specialist Manager/Adviser
-----------                                   -----------------------               ---------------------------
AIM V.I. Capital Appreciation Fund             Invesco AIM Advisors, Inc.           N/A
AIM V.I. Core Equity Fund                      Invesco AIM Advisors, Inc.           N/A
AIM V.I. International Growth Fund             Invesco AIM Advisors, Inc.           N/A
Alger American Capital Appreciation Portfolio  Fred Alger Management, Inc.          N/A
Alger American LargeCap Growth Portfolio       Fred Alger Management, Inc.          N/A
Alger American MidCap Growth Portfolio         Fred Alger Management, Inc.          N/A
Alger American SmallCap Growth Portfolio       Fred Alger Management, Inc.          N/A
AZL AIM International Equity Fund * t          Allianz Investment Management, LLC   Invesco Aim Capital Management, Inc.
AZL BlackRock Capital Appreciation Fund * t    Allianz Investment Management, LLC   BlackRock Capital Management, Inc.
AZL Columbia Mid Cap Value Fund t              Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Columbia Small Cap Value Fund t            Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Columbia Technology Fund * t               Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Davis NY Venture Fund * t                  Allianz Investment Management, LLC   Davis Selected Advisers, L.P.
AZL Dreyfus Founders Equity Growth Fund * t    Allianz Investment Management, LLC   Founders Asset Management, LLC
AZL First Trust Target Double Play Fund t      Allianz Investment Management, LLC   First Trust Adivsors L.P.
AZL Franklin Small Cap Value Fund * t          Allianz Investment Management, LLC   Franklin Advisory Services LLC
AZL Fusion Balanced Fund t                     Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Fusion Growth Fund t                       Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Fusion Moderate Fund t                     Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Jennison 20/20 Focus Fund * t              Allianz Investment Management, LLC   Jennison Associates LLC
AZL Legg Mason Growth Fund * t                 Allianz Investment Management, LLC   Legg Mason Funds Management, Inc.
AZL Legg Mason Value Fund * t                  Allianz Investment Management, LLC   Legg Mason Funds Management, Inc.
AZL Money Market Fund * t                      Allianz Investment Management, LLC   BlackRock Institutional Management Corporation
AZL NACM International Fund t                  Allianz Investment Management, LLC   Nicholas Applegate Capital Management, Inc.
AZL OCC Opportunity Fund * t                   Allianz Investment Management, LLC   Oppenheimer Capital, LLC
AZL Oppenheimer Global Fund * t                Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL Oppenheimer International Growth Fund *    Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL Oppenheimer Main Street Fund * t           Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL PIMCO Fundamental IndexPLUS Total Return   Allianz Investment Management, LLC   Pacific Investment Management Company LLC
AZL S&P 500 Index Fund t                       Allianz Investment Management, LLC   The Dreyfus Corporation
AZL Schroder Emerging Markets Equity Fund Cl1  Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Schroder Emerging Markets Equity Fund Cl2  Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Schroder International Small Cap Fund t    Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Small Cap Stock Index Fund t               Allianz Investment Management, LLC   The Dreyfus Corporation
AZL TargetPLUS Balanced Fund t                 Allianz Investment Management, LLC   First Trust Adivsors L.P./PacificInvstMgmtCoLLC
AZL TargetPLUS Equity Fund t                   Allianz Investment Management, LLC   First Trust Adivsors L.P.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

1.       ORGANIZATION (CONTINUED)


Portfolio                                        Investment Adviser                    Specialist Manager/Adviser
---------                                        ---------------------                  --------------------------
AZL TargetPLUS Growth Fund t                     Allianz Investment Management, LLC    FirstTrustAdivsorsL.P./PacificInvst MgmtCoLLC
AZL TargetPLUS Moderate Fund t                   Allianz Investment Management, LLC    FirstTrustAdivsorsL.P./PacificInvst MgmtCoLLC
AZL Turner Quantitative Small Cap Growth Fund    Allianz Investment Management, LLC    Turner Investment Partners, Inc.
AZL Van Kampen Comstock Fund * t                 Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Equity and Income Fund * t        Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Global Franchise Fund * t         Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Global Real Estate Fund * t       Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Growth and Income Fund * t        Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Mid Cap Growth Fund * t           Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
BlackRock Global Allocations V.I. Fund           BlackRock Investment Management,LLC   N/A
Davis VA Financial Portfolio                     Davis Selected Advisers, LP           N/A
Davis VA Real Estate Portfolio                   Davis Selected Advisers, LP           N/A
Davis VA Value Portfolio                         Davis Selected Advisers, LP           N/A
Franklin Global Communications Securities Fund   Franklin Advisers, Inc.               N/A
Franklin Growth and Income Securities Fund *     Franklin Advisers, Inc.               N/A
Franklin High Income Securities Fund *           Franklin Advisers, Inc.               N/A
Franklin Income Securities Fund *                Franklin Advisers, Inc.               N/A
Franklin Large Cap Growth Securities Fund *      Franklin Advisers, Inc.               N/A
Franklin Money Market Fund *                     Franklin Advisers, Inc.               N/A
Franklin Real Estate Fund *                      Franklin Templeton Institutional,     N/A
Franklin Rising Dividends Securities Fund *      Franklin Advisory Services, LLC       N/A
Franklin Small Cap Value Securities Fund *       Franklin Advisory Services, LLC       N/A
Franklin Small-Mid Cap Growth Securities Fund    Franklin Advisers, Inc.               N/A
Franklin Templeton VIP Founding Funds Allocation FranklindTempleton Services, LLC      N/A
Franklin U.S. Government Fund *                  Franklin Advisers, Inc.               N/A
Franklin Zero Coupon Fund 2010                   Franklin Advisers, Inc.               N/A
J.P. Morgan International Opportunities Port     J.P.oMorgan Investment Management     N/A
J.P. Morgan U.S. Large Cap Core Equity Portfolio J.P. Morgan Investment Management     N/A
Mutual Discovery Securities Fund *               Franklin Mutual Advisers, LLC         N/A
Mutual Shares Securities Fund *                  Franklin Mutual Advisers, LLC         N/A
OpCap Mid Cap Portfolio t                        Allianz Global Invsetors Fund Mana    N/A
Oppenheimer Global Securities Fund/VA            OppenheimerFunds, Inc.                N/A
Oppenheimer High Income Fund/VA                  OppenheimerFunds, Inc.                N/A
Oppenheimer Main Street Fund/VA                  OppenheimerFunds, Inc.                N/A
PIMCO VIT All Asset Portfolio t                  Pacific Investment Management Comp    N/A
PIMCO VIT CommodityRealReturn Strategy Portf     Pacific Investment Management Comp    N/A
PIMCO VIT Emerging Markets Bond Portfolio t      Pacific Investment Management Comp    N/A
PIMCO VIT Global Bond Portfolio t                Pacific Investment Management Comp    N/A
PIMCO VIT High Yield Portfolio t                 Pacific Investment Management Comp    N/A
PIMCO VIT Real Return Portfolio t                Pacific Investment Management Comp    N/A
PIMCO VIT StocksPLUS Growth and Income Portf     Pacific Investment Management Comp    N/A
PIMCO VIT Total Return Portfolio t               Pacific Investment Management Comp    N/A
Seligman Global Technology Portfolio             J & W Seligman & Co. Inc.             N/A
Seligman Small-Cap Value Portfolio               J & W Seligman & Co. Inc.             N/A
SP Strategic Partners Focused Growth Portfolio   Prudential Investments LLC            N/A
SP International Growth Portfolio *              Prudential Investments LLC            N/A
Templeton Asset Strategy Fund *                  Templeton Investment Counsel, LLC     N/A


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

1.       ORGANIZATION (CONTINUED)


Portfolio                                   Investment Adviser                Specialist Manager/Adviser
-----------                                 -----------------------------     --------------------------
Templeton Foreign Securities Fund *         Templeton Investment Counsel, LLC N/A
Templeton Global Income Securities Fund *   Franklin Advisers, Inc.           N/A
Templeton Growth Securities Fund *          Templeton Global Advisors Limited N/A
Van Kampen LIT Capital Growth Portfolio     Van Kampen Asset Management, Inc. N/A
Van Kampen LIT Enterprise Portfolio         Van Kampen Asset Management, Inc. N/A
Van Kampen LIT Growth and Income Portfolio  Van Kampen Asset Management, Inc. N/A



  *  Portfolio contains class 2 shares which assess 12b-1 fees.
 {t} The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

2.SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

On January 1, 2008, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles
(SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)


Available investment options, including the date the investment option became available for each product, as of December 31, 2008 are listed in the following table.

                                                                  Allianz                             Allianz
                                                      Allianz      High        Allianz                Valuemark   Allianz
                          Allianz      Allianz        High        Five         High        Allianz    II and      Valuemark Allianz
Portfolio                 Alterity     Connections    Five        Bonus        Five L      Rewards      III          IV     Vision
                          ---------    ----------    --------    ---------    --------    ---------  ---------   --------- -------
AZL AIM International     5/1/2002     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
Equity Fund
AZL BlackRock Capital
Appreciation Fund         5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Columbia Mid Cap
Value Fund                5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL Columbia Small Cap
Value Fund                5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL Columbia Technology
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Davis NY Venture
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Dreyfus Founders
Equity Growth Fund        11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL First Trust Target
Double Play Fund          12/28/2006    11/12/2007   12/28/2006  12/28/2006   12/28/2006  12/28/2006 12/28/2006  12/28/20065/1/2007
AZL Franklin Small Cap
Value Fund                5/1/2003     11/12/2007    5/1/2003    5/3/2004     5/2/2005    5/1/2003   5/1/2003    5/1/2003  5/1/2007
AZL Fusion Balanced Fund  5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Fusion Growth Fund    5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Fusion Moderate Fund  5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Jennison 20/20
Focus Fund                5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Legg Mason Growth
Fund                      5/1/2002     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
AZL Legg Mason Value
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Money Market Fund     2/1/2000     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/5/2001   11/5/2001   11/5/2001 5/1/2007
AZL NACM International
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL OCC Opportunity Fund  5/1/2002     11/12/2007    5/1/2002    5/1/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
AZL Oppenheimer Global
Fund                      5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL Oppenheimer
International Growth
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Oppenheimer Main
Street Fund               5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL PIMCO Fundamental
IndexPLUS Total Return
Fund                      5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL S&P 500 Index Fund    5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL Schroder Emerging
Markets Equity Fund CL 2  5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL Schroder
International Small Cap
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL Small Cap Stock
Index Fund                5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Balanced
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Equity
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Growth
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Moderate
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

                                                                Allianz                           Allianz
                                                    Allianz     High        Allianz              Valuemark       Allianz
                          Allianz     Allianz       High        Five        High        Allianz     II and      Valuemark  Allianz
Portfolio                 Alterity    Connections    Five       Bonus       Five L      Rewards       III          IV      Vision
                          --------    ----------    ---------   --------    --------    --------    --------    ---------  -------
AZL Turner Quantitative   5/2/2005    11/12/2007    5/2/2005    5/2/2005    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
Small Cap Growth Fund
AZL Van Kampen Comstock
Fund                      5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
AZL Van Kampen Equity
and Income Fund           5/3/2004    11/12/2007    5/3/2004    5/3/2004    5/2/2005    5/3/2004    5/3/2004    5/3/2004   5/1/2007
AZL Van Kampen Global
Franchise Fund            5/1/2003    11/12/2007    5/1/2003    5/3/2004    5/2/2005    5/1/2003    5/1/2003    5/1/2003   5/1/2007
AZL Van Kampen Global
Real Estate Fund          5/1/2006    11/12/2007    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006   5/1/2007
AZL Van Kampen Growth
and Income Fund           5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
AZL Van Kampen Mid Cap
Growth Fund               5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
BlackRock Global
Allocations V.I. Fund     5/1/2008     5/1/2008     5/1/2008    5/1/2008    5/1/2008    5/1/2008    5/1/2008    5/1/2008   5/1/2008
Davis VA Financial
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    5/1/2002    5/1/2002   5/1/2007
Franklin Global
Communications
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   1/24/1989   2/3/1997   5/1/2007
Franklin High Income
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   1/24/1989   2/3/1997   5/1/2007
Franklin Income
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   1/24/1989   2/3/1997   5/1/2007
Franklin Templeton VIP
Founding Funds
Allocation Fund           9/25/2007   11/12/2007    9/25/2007   9/25/2007   9/25/2007   9/25/2007   9/25/2007   9/25/2007  5/1/2007
Franklin U.S.
Government Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    3/14/1989   2/3/1997   5/1/2007
Franklin Zero Coupon
Fund 2010                 11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   3/14/1989   2/3/1997   5/1/2007
Mutual Discovery
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/8/1996   2/3/1997   5/1/2007
Mutual Shares
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/8/1996   2/3/1997   5/1/2007
OpCap Mid Cap Portfolio   5/1/2006    11/12/2007    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006   5/1/2007
PIMCO VIT All Asset
Portfolio                 5/3/2004    11/12/2007    5/3/2004    5/3/2004    5/2/2005    5/3/2004    5/3/2004    5/3/2004   5/1/2007
PIMCO VIT
CommodityRealReturn
Strategy Portfolio        5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT Emerging
Markets Bond Portfolio    5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT Global Bond
Portfolio                 5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT High Yield
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/5/2001   11/5/2001  5/1/2007
PIMCO VIT Real Return
Portfolio                 5/1/2003    11/12/2007    5/1/2003    5/3/2004    5/2/2005    5/1/2003    5/1/2003    5/1/2003   5/1/2007
PIMCO VIT Total Return
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/5/2001   11/5/2001  5/1/2007
Templeton Global Income
Securities Fund           11/5/2001    11/12/2007    10/25/2002 5/3/2004    5/2/2005    11/5/2001   1/27/1992   2/3/1997   5/1/2007
Templeton Growth
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    3/15/1994   2/3/1997   5/1/2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   INVESTMENTS (CONTINUED)

During the years ended December 31, 2008 and 2007, several portfolios changed their name as summarized with the effective date of the change, in the following table.

Current Portfolio Name                           Prior Portfolio Name                         Effective Date
------------------------                        ------------------------                    -----------------------
AZL Turner Quantitative Small Cap Growth Fund    AZL LMP Small Cap Growth Fund                June 26, 2007
AZL Schroder Emerging Markets Equity Fund CL 2   AZL Oppenheimer Developing Markets Fund      December 7, 2007
Alger American Capital Appreciation Portfolio    Alger American Leveraged AllCap Portfolio    May 1, 2008
Alger American LargeCap Growth Portfolio         Alger American Growth Portfolio              May 1, 2008
Alger American SmallCap Growth Portfolio         Alger American Small Capitalization PortfolioMay 1, 2008
Van Kampen LIT Capital Growth Portfolio          Van Kampen LIT Strategic Growth Portfolio    May 1, 2008
AZL Columbia Small Cap Value Fund                AZL Dreyfus Premier Small Cap Value Fund     September 20, 2008
AZL BlackRock Capital Appreciation fund          AZL Jennison Growth fund                     November 21, 2008
AZL Columbia Mid Cap Value Fund                  AZL Neuberger Regency Fund                   November 21, 2008


During the years ended December 31, 2008 and 2007, no portfolios were closed to new money.

During the years ended December 31, 2008 and 2007, several portfolios merged or replaced. The portfolio names and effective date of the mergers or replacements are summarized in the following table.

Closed Portfolio                                 Receiving Portfolio                          Date Merged
--------------------                             --------------------------                  ---------------------
AZL AIM Basic Value Fund                         AZL Van Kampen Comstock Fund                 September 21, 2007
AZL Van Kampen Strategic Equity Growth Fund      AZL Dreyfus Founders Equity Growth Fund      September 21, 2007
AZL OCC Renaissance Fund                         AZL OCC Value Fund                           September 21, 2007
AZL Van Kampen Aggressive Growth Fund            AZL Van Kampen Mid Growth Fund               September 21, 2007
Jennison 20/20 Focus Portfolio                   AZL Jennison 20/20 Fucus Fund                September 20, 2008
Dreyfus Stock Index Fund                         AZL S&P 500 Index Fund                       September 20, 2008
Dreyfus IP Small Cap Stock Index Portfolio       AZL Small Cap Stock Index Fund               September 20, 2008
AZL LMP Large Cap Growth Fund                    AZL Legg Mason Growth Fund                   November 21, 2008
AZL OCC Value Fund                               AZL Davis NY Venture Fund                    November 21, 2008
Templeton Developing Markets Securities Fund     AZL Schroder Emerging Markets Equity Fund CL November 21, 2008
Templeton Developing Markets Securities Fund     AZL Schroder Emerging Markets Equity Fund CL November 21, 2008


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PREMIUM BONUS

A premium bonus is awarded to the contract owner of the Allianz Rewards, Allianz High Five Bonus and Allianz Vision Bonus products at the time of deposit. The bonus paid is based on the following schedule.

                         Allianz Rewards  Allianz High Five Bonus Allianz Vision Bonus

Net Deposit                Bonus Paid        Bonus Paid              Bonus Paid
-----------                ----------       ------------             -----------
$0 to $14,999                  0%                0%                      6%
$15,000 to $24,999             4%                3%                      6%
$25,000 to $99,000             5%                4%                      6%
$100,000 to $999,999           6%                5%                      6%
$1,000,000 to $4,999,999       7%                6%                      6%
$5,000,000 or more             8%                7%                      6%


The bonus is vested over three years; therefore, if the contract owner surrenders the policy before the full vesting period, a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                           Allianz Rewards Allianz High Five Bonus Allianz Vision Bonus

Months Following Deposit    Amount Vested    Amount Vested           Amount Vested
------------------------   --------------    -------------         -------------------
0 to 12                          0%               0%                      0%
13 to 24                         35%              35%                     35%
25 to 36                         70%              70%                     70%
37+                             100%             100%                    100%




The M&E charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or (b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2006. The primary difference between May 2003 Contract and the currently offered Contract is the May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%]. Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals), or owners could select the optional Enhanced GMIB for an additional charge [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%].

Charges during the       Original    Original   Currently Offered     May 2003     Currently Offered Contract with the PRIME Plus
Accumulation Phase      Contract     Contract   Base Contract and  Contract with  Benefit and May 2003 Contract with the Enhanced
(includes 0.15% of       (which        with     May 2003 Contract       the                        PRIME Benefit
administrative        includes the   Enhanced    without a PRIME    Traditional
charge)                Traditional     GMIB          Benefit       PRIME Benefit
                          GMIB)
------------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB          1.40%        1.70%          1.50%            1.70%                            2.20%
                       (Traditional  (Optional    (Traditional -    (Traditional              (Traditional - Option 5)
                       - Option 1)   - Option       Option 3)       - Option 4)
                                        1)
Earnings   Protection     1.60%        1.90%          1.80%            2.00%                            2.45%
GMDB                   (Traditional  (Optional  (Optional - Option  (Optional -                 (Optional - Option 5)
                       -Option 2)    - Option          3)            Option 4)
                                        2)
Enhanced GMDB             1.70%        1.90%           1.80%            1.95%                           2.40%
                       (Optional -                  (Enhanced -      (Enhanced -                (Enhanced - Option 5)
                        Option 1)   (Enhanced       Option 3)        Option 4)
                                     - Option
                                        1)

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.50% for the currently offered Allianz Alterity Contract and the May 2003 Contract; and the charges are 1.40% for the Original Contract.


The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The currently offered Allianz Rewards Base Contract automatically provides a bonus of 4% to 8% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The currently offered Allianz Rewards Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select the Enhanced Guaranteed Minimum Death
Benefit (Enhanced GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The currently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit
(GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

There are also three older versions of the Allianz Rewards Contract that are no longer offered for sale. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the currently offered Contract is the mortality and expense risk (M&E) charge for the Original Contract without any optional benefits is lower than the currently offered Contract, and the Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%]. Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB for an additional charge [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%], but did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on the Original Contract, but the charge for these features was higher than for the Original Contract.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

     Charges      Original Contract      Original      Original      September 2002       September 2002      Currently Offered
  during the       without a PRIME    Contract with Contract with Contract without the  Contract with the    Base Contract and
 Accumulation          Benefit             the      the Enhanced          GMIB            Enhanced GMIB      May 2003 Contract
Phase (includes                        Traditional  PRIME Benefit                                             without a PRIME
   0.15% of                           PRIME Benefit                                                               Benefit
administrative
    charge)
------------------------------------------------------------------------------------------------------------------------------------
 Traditional             1.65%             1.85%         2.35%            1.65%                1.95%                1.70%
GMDB             (Traditional-Option  (Traditional- (Traditional- (Traditional-Option  (Traditional-Option  (Traditional-Option
                          1)            Option 7)     Option 8)            1)                   2)                   4)
 Enhanced GMDB           1.85%             2.05%         2.55%       1.95% (Enhanced-          2.15%           2.00% (Enhanced-
                 (Enhanced-Option 1)   (Enhanced-    (Enhanced-        Option 2)       (Enhanced-Option 3)       Option 4)
                                        Option 7)     Option 8)


     Charges        May 2003     Currently
  during the     Contract with    Offered
 Accumulation         the      Contract with
Phase (includes   Traditional    the PRIME
   0.15% of      PRIME Benefit Plus Benefit
administrative                   and a May
    charge)                    2003 Contract
                                 with the
                                 Enhanced
                               PRIME Benefit
---------------------------------------------
Traditional          1.90%         2.40%
GMDB             (Traditional- (Traditional-
                   Option 5)     Option 6)
 Enhanced GMDB        2.15%         2.60%
                  (Enhanced-    (Enhanced-
                   Option 5)     Option 6)



The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70% for the currently offered Allianz Rewards Contract and the May 2003 Contract; and the charges are 1.65% for the Original Contract and the September 2002 Contract.


The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

                 Charges during the Accumulation          Charges during the Annuity Phase if the owner takes variable annuity
             Phase (includes a 0.15% administrative                payments (includes a 0.15% administrative charge)
                            charge)
Traditional                   1.15%                                                      1.15%
GMDB
Enhanced                      1.35%                                                      1.15%
GMDB


The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2005. The Charter II contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the optional Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Charter II contract also offered a choice of the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3% and 7%]. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.           SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                      M&E charges during the Accumulation Phase
                         Contracts without a PRIME      Contracts with the Traditional PRIME     Contracts with the Enhanced PRIME
                                 Benefit                              Benefit                                 Benefit
-----------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB                   1.75%                               1.95%                                    2.45%
                               (Option 1)                            (Option 4)                               (Option 7)
Enhanced GMDB                      2.05%                               2.20%                                    2.65%
                                (Option 2)                           (Option 5)                               (Option 8)
Earnings Protection                2.05%                               2.25%                                    2.70%
 GMDB                           (Option 3)                           (Option 6)                               (Option 9)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.75%.


The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. In all states except Washington, the owner could instead select either the optional Double Principal Guaranteed Minimum Death Benefit (Double Principal GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB) for an additional charge. Under the Double Principal, GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) the Return of Principal GMDB, or b) contract value plus an additional amount based on the owner's age and the lesser of either total purchase payments or contract value less total purchase payments. In the state of Washington, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) for an additional charge. Under the Enhanced GMDB, the death benefit is the greater of:
a) current contract value, b) the highest contract anniversary value, or c) total purchase payments adjusted for partial withdrawals increased annually by 3%.

The Dimensions contract also automatically included the Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP
Benefit), or the owner could instead select the Guaranteed Performance Accumulator Benefit (GPA Benefit) that was available under the GVP for an additional charge. However, if the contract was owned by a non-individual or trust, the GVP was not available. The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in the highest contract value every ten years, with the minimum guarantee of two times the total purchase payments adjusted for partial withdrawals at the 20th Contract Anniversary.

    M&E charges during the Accumulation     Return of Principal     Double Principal     Earnings Protection GMDB or the Enhanced
                  Phase                            GMDB                   GMDB                             GMDB
------------------------------------------------------------------------------------------------------------------------------------
 GPP Benefit  or no GVP                             1.50%                  1.80%                           1.70%
                                                  (Option 1)            (Option 3)                      (Option 5)
 GPA Benefit                                        1.70%                 2.00%                            1.90%
                                                 (Option 2)             (Option 4)                      (Option 6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.50%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge decreases 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carried an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carried an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit
(GMIB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value,
(b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

                                             M&E charges during the Accumulation Phase


                   Contracts    Contracts with the Short Withdrawal Charge    Contracts     Contracts with Short Withdrawal Charge
                   with no                       Option                      with the        Option and the PRIME Plus Benefit*
                  optional                                                  PRIME Plus
                  benefits                                                   Benefit*
------------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB     1.15%        1.50% decreasing to 1.35% by the 5[th]        1.85%       2.20% decreasing to 2.05% by the 5[th]
                 decreasing   contract anniversary and then decreasing to   decreasing  contract anniversary and then decreasing to
                 to 1.00% by    1.00% by the 7[th] contract anniversary     to 1.70% by   1.70% by the 7[th] contract anniversary
                  the 5[th]                                                  the 5[th]
                  contract                                                   contract
                 anniversary                                                anniversary
Enhanced GMDB        1.45%       1.80% decreasing to 1.65% by the 5[th]        2.05%        2.40% decreasing to 2.25% by the 5[th]
                 decreasing   contract anniversary and then decreasing to   decreasing  contract anniversary and then decreasing to
                 to 1.30% by    1.30% by the 7[th] contract anniversary    to 1.90% by    1.90% by the 7[th] contract anniversary
                  the 5[th]                                                 the 5[th]
                  contract                                                   contract
                 anniversary                                               anniversary

   *Assumes the PRIME Plus Benefit is selected at contract issue.

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.00%.


The M&E charge for Allianz Custom Income can be summarized as follows:

Allianz Custom Income was launched in January 2006 and sales were discontinued on December 31, 2007. Allianz Custom Income automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) for no additional charge where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. Allianz Custom Income also automatically provides the Total Income Package (TIP) of benefits for an additional M&E charge unless the owner elects otherwise at Contract issue. The TIP includes the Increasing Withdrawals Benefit (IWB), the Withdrawals Plus Benefit (WPB), and the Lifetime Income Benefit (LIB). The IWB guarantees a minimum amount of income in the form of partial withdrawals, and the maximum amount that you are able to withdraw can increase each year. The WPB guarantees a minimum amount of lifetime income in the form of partial withdrawals and continued access to Contract Value. The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be less than the initial payment we make, and the payment amount can increase based on the performance of the Investment Options as frequently as every year. The LIB also provides a Liquidation Value that is available for Excess Withdrawals and/or payment of a death benefit for a limited period of time.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

M&E charges                                                 For Contracts with the TIP  For Contracts without the TIP
                                                            ---------------------------------------------------------
During the Accumulation Phase                                         2.20%                        1.45%
During the Annuity Phase under the LIB                                2.20%
During the Annuity Phase under Traditional Annuity Payments           1.45%                        1.45%


The M&E charge for Allianz High Five can be summarized as follows:

The currently offered Allianz High Five February 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

The February 2007 Contract also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the contract value daily and systematically transfer amounts between the selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of contract issue. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also three older versions of the Allianz High Five Contract. The Original Contract first became available on September 20, 2002. The Original Contract issued before June 22, 2007 is no longer offered for sale; however, the Original Contract issued on or after June 22, 2007 is still for sale in the state of Washington. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

M&E charges during the Accumulation                February 2007 Contract and                        May 2005 Contract and
Phase                                    Original Contract issued on or after June 22,    Original Contract issued before June 22,
                                                              2007                                          2007
                                         -------------------------------------------------------------------------------------------
Traditional GMDB                                              1.25%                                         1.40%
Enhanced GMDB                                                 1.45%                                         1.60%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.25%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz High Five Bonus can be summarized as follows:

The Allianz High Five Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The High Five Bonus Contracts also automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of:
a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five Bonus also automatically provides Living Guarantees. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the contract value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also two older versions of the Allianz High Five Bonus Contract. The Original Contract first became available on April 30, 2004 and was replaced in nearly all states by the May 2005 Contract. The May 2005 Contract is being replaced by the May 2007 Contract. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

 Charges during the Accumulation Phase (includes a 0.15% administrative charge)  Charges
-----------------------------------------------------------------------------------------
Traditional GMDB                                                                 1.70%
Enhanced GMDB                                                                    1.90%

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70%.


The M&E charge for Allianz High Five L can be summarized as follows:

Allianz High Five L May 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz  High  Five  L  also  offers  optional  Living  Guarantees.  The  Living
Guarantees include the Guaranteed Withdrawal Benefit (GWB) and either the Guaranteed Principal Value Benefit (GPV Benefit) or the Guaranteed Account Value Benefit (GAV Benefit). There is no additional fee or charge for the Living Guarantees with the GPV Benefit; however, there is an additional M&E charge for selecting the GAV Benefit. In addition, we monitor the contract value daily and systematically transfer amounts between your selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GPV and GAV Benefits guarantee that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Principal Value (GPV) or Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the purchase payments received within 90 days of contract issue. The GPV is recalculated on each contract anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current contract value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent contract anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There is also an older version of the Allianz High Five L Contract that is still available in some states. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

  M&E charges during the Accumulation Phase

                                                               Traditional GMDB Enhanced GMDB
No Living Guarantees or Living Guarantees with the GPV Benefit      1.65%           1.85%
Living Guarantees with the GAV Benefit                              1.75%           1.95%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.65%.


The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge or contract maintenance charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

                 Charges during the Accumulation Phase and during the Annuity Phase if the owner takes variable annuity payments
                                                   (includes a 0.15% administrative charge)
               ------------------------------------------------------------------------------------------------------------------
Valuemark                                                             1.40%
II and
Valuemark
III

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV Original Contract was launched in February of 1997 and was replaced by the May 2003 Contract. For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement), the death benefit was the contract value. Before July 1999, Original Contracts with an EDB Endorsement included Death Benefit Option 1 (DB Option 1). If owners are age 80 or older, the death benefit under DB Option 1 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 1 is based on the contract value or the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. Beginning in July 1999, the owner could instead select Death Benefit Option 2 (DB Option 2). If owners are age 80 or older, the death benefit under DB Option 2 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 2 is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001, the owner could select for an additional charge the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional Guaranteed Minimum Income Benefits (GMIBs) for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. GMIB Option 2 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales were discontinued in May 2007. The May 2003 Contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection
GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection, GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge
where  the  GMIB  value  is  total  purchase  payments   adjusted   for  partial
withdrawals.

 Charges during the Accumulation Phase (includes a 0.15%    Original    Original       May 2003 Contracts       May 2003 Contracts
administrative charge                                     Contracts    Contracts   without the Traditional    with the Traditional
                                                          without a     with a               GMIB                     GMIB
------------------------------------------------------------------------------------------------------------------------------------
                                                             GMIB        GMIB
Without the EDB Endorsement, or with DB Option 1 or DB       1.49%        1.79%                -                        -
Option 2
Traditional GMDB                                               -           -                 1.75%                    1.90%
Enhanced GMDB                                                  -           -                 2.05%                    2.15%
Earnings Protection GMDB                                     1.59%       1.89%               2.05%                    2.20%

The charges during the Annuity Phase if the owner takes variable annuity payments under the May 2003 Contract are 1.75%, and under the Original Contract the charges are 1.40%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2006. The Valuemark Income Plus was an immediate single payment annuity.

                      Charges if the owner took variable annuity
                     payments (includes a 0.15% administrative charge)
                     -------------------------------------------------
Valuemark Income Plus                     1.40%


The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Bonus Option that provides a 6% bonus that is subject to a three year vesting schedule and increases the withdrawal charge period from seven years to nine years, b) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or c) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit. However, if the owner selected the No Withdrawal Charge Option, they must also select one of these four benefits. The Target Date Retirement Benefit provides a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. All the Lifetime Plus Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time. The Lifetime Plus Benefit has potentially lower charges than the other two Lifetime Benefits, the ability to begin payments before age 65, and allows owners to reset the guaranteed value to equal the contract value if that would provide a greater guarantee, but the reset eliminates the previous guaranteed amount. The Lifetime Plus II Benefit is very similar to the Lifetime Plus Benefit, but it offers more potential to increase your initial Lifetime Plus Payment because resets of the guaranteed value are automatic and do not eliminate any previous guarantees. The Lifetime Plus 10 Benefit offers the maximum potential initial payment and automatic resets but the resets, do eliminate the previous guaranteed amount, and payments cannot begin until age 65.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


                                                                Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t      Benefit
------------------------------------------- --------------- ----------------
Base Contract                                   1.40%            1.70%
                                             (Base Option   (Base Option 2)
                                                  1)
Contract with the Bonus Option                  1.70%            2.00%
                                            (Bonus Option    (Bonus Option
                                                  1)              2)
Contract with the Short Withdrawal Charge       1.65%            1.95%
Option
                                             (L Option 1)    (L Option 2)
Contract with the Target Date Retirement        1.80%            2.10%
Benefit
                                             (Base Option    (Base Option
                                                 11)              12)
Contract with the Lifetime Plus Benefit         2.10%            2.40%
(single Lifetime Plus Payments)
                                             (Base Option   (Base Option 4)
                                                  3)
Contract with the Lifetime Plus Benefit         2.25%            2.55%
(joint Lifetime Plus Payments)
                                             (Base Option   (Base Option 6)
                                                  5)
Contract with single Lifetime Plus              2.20%            2.50%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                             (Base Option   (Base Option 8)
                                                  7)
Contract with joint Lifetime Plus               2.35%            2.65%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                             (Base Option    (Base Option
                                                  9)              10)
Contract with single Lifetime Plus              2.10%            2.40%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin
                                             (Base Option   (Base Option 4)
                                                  3)
Contract with joint Lifetime Plus               2.25%            2.55%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once  payments begin
                                             (Base Option   (Base Option 6)
                                                  5)
Contract with the Bonus Option and Target       2.10%            2.40%
Date Retirement Benefit
                                            (Bonus Option    (Bonus Option
                                                 11)              12)
Contract with the Bonus Option and              2.40%            2.70%
Lifetime Plus Benefit (single Lifetime
Plus Payments)
                                            (Bonus Option    (Bonus Option
                                                  3)              4)
Contract with the Bonus Option and              2.55%            2.85%
Lifetime Plus Benefit (joint Lifetime
Plus Payments)
                                            (Bonus Option    (Bonus Option
                                                  5)              6)
Contract with the Bonus Option and single       2.50%            2.80%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, before payments begin
                                            (Bonus Option    (Bonus Option
                                                  7)              8)
Contract with the Bonus Option and joint        2.65%            2.95%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, before payments begin
                                            (Bonus Option    (Bonus Option
                                                  9)              10)
Contract with the Bonus Option and single       2.40%            2.70%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, once payments begin
                                            (Bonus Option    (Bonus Option
                                                  3)              4)
Contract with the Bonus Option and joint        2.55%            2.85%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, once payments begin
                                            (Bonus Option    (Bonus Option
                                                  5)              6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.40% for a Contract without the Bonus Option, and 1.70% for a Contract with the Bonus Option.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                               Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t     Benefit
------------------------------------------- --------------- ----------------
Contract with the Short Withdrawal Charge       2.05%            2.35%
Option and Target Date Retirement Benefit
                                            (L Option 11)    (L Option 12)
Contract with the Short Withdrawal Charge       2.35%            2.65%
Option and Lifetime Plus Benefit (single
Lifetime Plus Payments)
                                             L Option 3)     (L Option 4)
Contract with the Short Withdrawal Charge       2.50%            2.80%
Option and Lifetime Plus Benefit (joint
Lifetime Plus Payments)
                                             (L Option 5)    (L Option 6)
Contract with the Short Withdrawal Charge       2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (L Option 7)    (L Option 8)
Contract with the Short Withdrawal Charge       2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (L Option 9)    (L Option 10)
Contract with the Short Withdrawal Charge       2.35%            2.65%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             L Option 3)     (L Option 4)
Contract with the Short Withdrawal Charge       2.50%            2.80%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (L Option 5)    (L Option 6)
Contract with the No Withdrawal Charge          2.15%            2.45%
Option and Target Date Retirement Benefit
                                             (C Option 5)    (C Option 6)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and Lifetime Plus Benefit (single
Lifetime Plus Payments)
                                             (C Option 1)    (C Option 2)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and Lifetime Plus Benefit (joint
Lifetime Plus Payments)
                                             (C Option 3)    (C Option 4)
Contract with the No Withdrawal Charge          2.55%            2.85%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (C Option 5)    (C Option 6)
Contract with the No Withdrawal Charge          2.70%            3.00%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (C Option 7)    (C Option 8)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (C Option 1)    (C Option 2)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (C Option 3)    (C Option 4)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connections Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or b) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Retirement Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit. However, if the owner selected the No Withdrawal Charge Option, they must also select one of these three benefits. The Target Date Retirement Benefit provides a future guarantee of contract value based on the greater of total purchase payments adjusted for partial withdrawals or the highest contract anniversary value. All the Lifetime Plus Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments, but eliminate both contract value and a death benefit for a period of time. The Lifetime Plus II Benefit offers a higher payment percentage than the Lifetime Plus 10 Benefit, and offers the ability to begin payments before age 65. The Lifetime Plus 10 Benefit offers the maximum potential initial payment, but payments cannot begin until age 65.

                                              Traditional      Quarterly Value
M&E charges during the Accumulation Phase   Death Benefit t     Death Benefit
------------------------------------------ ------------------ ------------------
Base Contract                                    1.15%              1.45%
                                              (Option 1)         (Option 2)
Short Withdrawal Charge Option                   1.60%              1.90%
                                              (Option 13)        (Option 14)
Contract with the Target Date Retirement         1.55%              1.85%
Benefit
                                              (Option 11)        (Option 12)
Contract with single Lifetime Plus               1.95%              2.25%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 3)         (Option 4)
Contract with joint Lifetime Plus                2.10%              2.40%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 5)         (Option 6)
Contract with single Lifetime Plus               1.85%              2.15%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once  payments begin
                                              (Option 7)         (Option 8)
Contract with joint Lifetime Plus                2.00%              2.30%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin
                                              (Option 9)         (Option 10)
Contract with the Short Withdrawal               2.40%              2.70%
Charge Option and single Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 15)        (Option 16)
Contract with the Short Withdrawal               2.55%              2.85%
Charge Option and joint Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 17)        (Option 18)
Contract with the Short Withdrawal               2.30%              2.60%
Charge Option and single Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin                           (Option 19)        (Option 20)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                                Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t     Benefit
------------------------------------------- --------------- ----------------
Contract with the Short Withdrawal Charge       2.45%            2.75%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 21)      (Option 22)
Contract with the No Withdrawal Charge          2.55%            2.85%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (Option 25)      (Option 26)
Contract with the No Withdrawal Charge          2.70%            3.00%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (Option 27)      (Option 28)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 29)      (Option 30)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 31)      (Option 32)


The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.15%.

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating accumulation units at the end of the contract year and at the time of full surrender. During the annuity phase, we deduct a portion of this charge from each annuity payment. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Allianz Elite, Allianz Connections and Allianz Vision contracts. Contract maintenance charges paid by the owners during the years ended December 31, 2008 and 2007 were $4,734,000 and $5,608,000, respectively. These charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A withdrawal charge is deducted at the time of withdrawal for withdrawals taken during the Accumulation Phase on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. If the withdrawal is a partial withdrawal the charge is deducted from the Contract Value. If the withdrawal is a full withdrawal, the charge is deducted from the amount withdrawn. The amount of the withdrawal charge is shown below. Allianz Alterity and Allianz Dimensions use the number of complete contract years since a purchase payment was received to determine the withdrawal charge percentage; all other products use the number of complete calendar years since a purchase payment was received. In certain states, the withdrawal charge may be different than what is indicated in the following table.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                               Withdrawal Charge

 Complete Years Since      Allianz           Allianz        Allianz      Allianz High Five    Allianz High  Allianz     Allianz
       Payment          Alterity[(1)]   Connections[(2)]   High Five        Bonus[(3)]        Five L[(4)]   Rewards   Vision[(5)]
------------------------------------------------------------------------------------------------------------------------------------
           0                  7%              8.50%            8%              8.50%              8.5%       8.50%       8.50%
           1                  6%              8.50%            8%              8.50%              7.5%       8.50%       8.50%
           2                  5%              7.50%            7%              8.50%              5.5%       8.50%       7.50%
           3                  4%              6.50%            6%               8%                 3%        8.50%       6.50%
           4                  3%               5%              5%               7%                 0%          8%          5%
           5                  2%               4%              4%               6%                 0%          7%          4%
           6                  0%               3%              3%               5%                 0%          6%          3%
           7                  0%               0%              0%               4%                 0%          5%          0%
           8                  0%               0%              0%               3%                 0%          4%          0%
           9                  0%               0%              0%               0%                 0%          3%          0%
         10 +                 0%               0%              0%               0%                 0%          0%          0%

(1)This is the withdrawal charge for the Current Contract and the May 2003 Contract. The withdrawal charge for the Original Contract is six years, and the charge is 7%, 6%, 5%, 4%, 3%, and 0%.
(2)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.
(3)This is the withdrawal charge for the Current Contract. The withdrawal charge for the Original Contract and the May 2005 Contract is ten years and the charge is 8.5%, 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%.
(4)This is the withdrawal charge for the May 2007 Contract. The withdrawal charge for the Original Contract is three years, and the charge is 8%, 7%, 5%, and 0%.
(5)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Bonus Option is 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

 Complete Years Since      Allianz        Allianz         Allianz        Allianz       Allianz      Allianz    Allianz Custom
       Payment          Valuemark II   Valuemark III   Valuemark IV   Elite[(6][)]   Charter II   Dimensions      Income
-------------------------------------------------------------------------------------------------------------------------------
           0                 5%              6%             6%            8.5%           8%           8%             8%
           1                 5%              5%             6%            8.5%           7%           7%             8%
           2                 4%              4%             6%            7.5%           0%           7%             7%
           3                 3%              3%             5%            6.5%           0%           6%             6%
           4                1.50%          1.50%            4%             5%            0%           5%             5%
           5                 0%              0%             3%             4%            0%           4%             4%
           6                 0%              0%             2%             3%            0%           3%             3%
           7                 0%              0%             0%             0%            0%           0%             0%
           8                 0%              0%             0%             0%            0%           0%             0%
           9                 0%              0%             0%             0%            0%           0%             0%
         10 +                0%              0%             0%             0%            0%           0%             0%

(6)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%.

Total withdrawal charges paid by owners during the years ended December 31, 2008 and 2007 were $48,313,008 and $34,201,903, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz Dimensions, Allianz Valuemark IV, Allianz Elite, Allianz Alterity, Allianz High Five, Allianz Vision, and Allianz Connections all include a waiver of withdrawal charge benefit for nursing home confinement and/or diagnosis of a terminal illness.

A free withdrawal privilege (or partial withdrawal privilege) is available that allows owners to withdraw a portion of their total purchase payments each year during the Accumulation Phase without incurring a withdrawal charge under the Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, Allianz Alterity, Allianz Rewards, Allianz High Five Bonus, Allianz High Five, Allianz High Five L, Allianz Dimensions, Allianz Elite, Allianz Vision, Allianz Connections, and Allianz Custom Income contracts that do not include the TIP. The amount that can be withdrawn differs between the contracts. For Allianz Valuemark II, Allianz Valuemark III each year the owner can withdraw 15% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Valuemark IV, each year the owner can withdraw 15% of the previous contract anniversaries contract value, less any previous withdrawals taken during the current year that were not subject to a withdrawal charge. For Allianz Dimensions, each year during the first five contract years the owner can withdraw up to 10% of total purchase payments, and the owner can withdraw up to 20% of total purchase payments each year after that. For Allianz Alterity, each year the owner can withdraw 12% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Rewards and Allianz High Five Bonus, each year the owner can withdraw 10% of total purchase payments, not including any bonus, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz High Five and Allianz Vision, each year the owner can withdraw 12% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year. For Allianz Elite, Allianz Custom Income, Allianz High Five L and Allianz Connections each year the owner can withdraw 10% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year.

On Allianz Alterity and Allianz Rewards, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz High Five Original Contracts, Allianz Charter II and Allianz Dimensions, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available once each year beginning five years after the income date during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected.

On Allianz Valuemark Income Plus, under annuity options 2 or 4, partial liquidations of up to 75% of the total withdrawal value (less any previously liquidated amounts) are available once each year after the first contract year during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz Valuemark Income Plus under annuity option 6 owners may also take a liquidation once each year after the fist contract year of up to 100% of the total withdrawal value (less any previously liquidated amounts). The total liquidation value (or total withdrawal value) is equal to the present value of the remaining guaranteed variable traditional annuity payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation, less a commutation fee.


 Commutation fee during the Annuity Phase under annuity option 2, 4 or 6

   Complete Years Since      Allianz   Allianz    Allianz High Five Original      Allianz      Allianz      Allianz Valuemark
       Income Date          Alterity   Rewards            Contracts             Charter II   Dimensions        Income Plus
-----------------------------------------------------------------------------------------------------------------------------
             0                 5%         7%                   -                     -            -                 5%
             1                 4%         6%                   -                     -            -                 5%
             2                 3%         5%                   -                     -            -                 4%
             3                 2%         4%                   -                     -            -                 3%
             4                 1%         3%                   -                     -            -                 2%
             5                 1%         2%                  4%                    4%           7%                 1%
             6                 1%         1%                  3%                    3%           6%                 1%
             7                 1%         1%                  2%                    2%           5%                 1%
             8                 1%         1%                  1%                    1%           4%                 1%
             9                 1%         1%                  1%                    1%           3%                 1%
            10                 1%         1%                  1%                    1%           2%                 1%
            11+                1%         1%                  1%                    1%           1%                 1%

 On Allianz Alterity and Allianz High Five Original Contracts a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually on Allianz Alterity and Allianz High Five Original Contracts and the withdrawal charge is based on the number of contract years since the payment was received. On Allianz Dimensions a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually beginning on the fifth Contract Anniversary on Allianz Dimensions.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008




2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

 Withdrawal charge during the Annuity Phase under annuity option 6

 Complete Years Since Payment/  Allianz Alterity       Allianz High Five         Allianz Dimensions
          Issue Date                                   Original Contracts
-----------------------------------------------------------------------------------------------------
               0                      7%                         8%                       -
               1                      6%                         8%                       -
               2                      5%                         7%                       -
               3                      4%                         6%                       -
               4                      3%                         5%                       -
               5                      2%                         4%                       4%
               6                      0%                         3%                       3%
              7+                      0%                         0%                       0%

 Currently, twelve free transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products (or 2% of the amount transferred, if less, for Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Charter). If the transfer is made under the dollar cost averaging program, flexible rebalancing program, GAV or GPV Transfers under the Living Guarantees for any of the High Five products, or the allocation and transfer restrictions for the Target Date Retirement Benefit of one of the Lifetime Benefits for the Vision or Connections products, there is no fee for the transfer, and we currently do not count these transfers against any free transfers. Total transfer fees paid by the contract owners during the years ended December 31, 2008 and 2007 were $15,578 and $7,035, respectively. Net transfers (to)/from the Fixed Accounts during the years ended December 31, 2008 and 2007 were $(3,731,722,000) and $(1,282,366,000), respectively.

 Allianz Dimensions has an optional Increased Annuity Payment Benefit that carries an additional charge per $100 of the basic annuity payment, depending on the annuitant's age and gender; the maximum charge ranges from $0.95 to $9.97. Allianz Dimensions also offers optional Guaranteed Value Protection Benefits
(GVPs), which offers either the Guaranteed Principal Protector Benefit or the Guaranteed Performance Accumulator Benefit. During the Accumulation Phase, the GVPs carry an additional charge based on the contract anniversary value that is deducted on the last day of each contract year. If the Dimensional Asset Allocation Model requirements are met, the GVP charge will not be more than 2% for the first ten contract years; otherwise, the GVP charge will not be more than 3% for the first ten contract years. On and after the tenth contract anniversary, we can increase the GVP charge to 5%.

 Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, which is generally 10 days.

CAPITALIZATION

Allianz Life may provide seed capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2007.

Portfolio                                   Capitalization Amount  Date of Capitalization
--------------                            ----------------------- -------------------------
AZL S&P 500 Index Fund                              $ 20,000,000         5/1/2007
AZL Small Cap Stock Index Fund                        20,000,000         5/1/2007
AZL NACM International Fund                           10,000,000         5/1/2007
AZL Schroder International Small Cap Fund             10,000,000         5/1/2007
AZL TargetPlus Balanced Fund                           4,000,000         5/1/2007
AZL TargetPlus Moderate Fund                           6,000,000         5/1/2007
AZL TargetPlus Growth Fund                            10,000,000         5/1/2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz Life will generally begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. A specific percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the two year period ended December 31, 2008.


Portfolio                                         Seed Capital Recaptured Realized Gain\Loss on  Remaining Seed Capital
                                                                                 Recapture
                                                  -------------------------------------------------------------------
AZL S&P 500 Index Fund                                    $ 20,000,000              $ 154,680                    $ -
AZL Small Cap Stock Index Fund                              20,000,000             (1,164,410)                     -
AZL NACM International Fund                                 10,000,000             (1,097,471)                     -
AZL Schroder International Small Cap Fund                   10,000,000               (377,423)                     -
AZL TargetPlus Balanced Fund                                 4,000,000                 16,737                      -
AZL TargetPlus Moderate Fund                                 6,000,000                 84,889                      -
AZL TargetPlus Growth Fund                                  10,000,000                255,346                      -
                                                  -------------------------------------------------------------------
      Total                                               $ 80,000,000           $ (2,127,652)                   $ -
                                                  -------------------------------------------------------------------


3.      FEDERAL INCOME TAXES

Operations of the Separate Account form a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                  Cost of        Proceeds from
                                                Purchases           Sales
                                                ------------      --------------
AIM V.I. Capital Appreciation Fund
                                                         4             1,119
AIM V.I. Core Equity Fund
                                                        69               942
AIM V.I. International Growth Fund
                                                        32               356
Alger American Capital Appreciation Portfolio
                                                         -               548
Alger American LargeCap Growth Portfolio
                                                        13               958
Alger American MidCap Growth Portfolio
                                                     2,029             1,400
Alger American SmallCap Growth Portfolio
                                                       920             1,044
AZL AIM International Equity Fund
                                                   104,776           136,042
AZL BlackRock Capital Appreciation Fund
                                                    44,400            37,967
AZL Columbia Mid Cap Value Fund
                                                    35,932            27,509
AZL Columbia Small Cap Value Fund
                                                    37,138            35,404
AZL Columbia Technology Fund
                                                    53,184            63,754
AZL Davis NY Venture Fund
                                                   232,835           161,067
AZL Dreyfus Founders Equity Growth Fund
                                                    54,666           101,179
AZL First Trust Target Double Play Fund
                                                    77,853            53,214
AZL Franklin Small Cap Value Fund
                                                    90,016           135,826
AZL Fusion Balanced Fund
                                                   277,453           222,383
AZL Fusion Growth Fund
                                                   381,377           395,786

AZL Fusion Moderate Fund
                                                   273,787           372,205
AZL Jennison 20/20 Focus Fund
                                                   226,764           138,429
AZL Legg Mason Growth Fund
                                                   155,633           110,952
AZL Legg Mason Value Fund
                                                    38,712            63,779
AZL LMP Large Cap Growth Fund
                                                    27,182           110,479
AZL Money Market Fund
                                                 1,150,336           757,622
AZL NACM International Fund
                                                     9,077             4,824
AZL OCC Opportunity Fund
                                                    47,759            62,119
AZL OCC Value Fund
                                                    75,419           261,529
AZL Oppenheimer Global Fund
                                                    48,956            78,988
AZL Oppenheimer International Growth Fund
                                                    82,202           113,203
AZL Oppenheimer Main Street Fund
                                                    38,337            54,039
AZL PIMCO Fundamental IndexPLUS Total Return
Fund                                                14,534             7,750

AZL S&P 500 Index Fund
                                                   307,581            75,140
AZL Schroder Emerging Markets Equity Fund CL 1
                                                    28,085               944
AZL Schroder Emerging Markets Equity Fund CL 2
                                                   186,929           111,133
AZL Schroder International Small Cap Fund
                                                    32,978            22,858
AZL Small Cap Stock Index Fund
                                                   213,829            47,982
AZL TargetPLUS Balanced Fund
                                                    63,879            19,563
AZL TargetPLUS Equity Fund
                                                    63,343            44,040
AZL TargetPLUS Growth Fund
                                                    87,303            30,174
AZL TargetPLUS Moderate Fund
                                                    67,087            22,623
AZL Turner Quantitative Small Cap Growth Fund
                                                    22,055            17,797
AZL Van Kampen Comstock Fund
                                                   102,662           208,901
AZL Van Kampen Equity and Income Fund
                                                    74,589           121,457

AZL Van Kampen Global Franchise Fund
                                                   113,146           184,805
AZL Van Kampen Global Real Estate Fund
                                                    47,549            42,716

AZL Van Kampen Growth and Income Fund
                                                    68,586           123,822
AZL Van Kampen Mid Cap Growth Fund
                                                   159,812           199,286
BlackRock Global Allocations V.I. Fund
                                                   173,003            28,558

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:


                                                     Cost of      Proceeds from
                                                   Purchases         Sales
                                                  -----------    ---------------
Davis VA Financial Portfolio
                                                      40,955          44,049
Davis VA Real Estate Portfolio
                                                          41             291
Davis VA Value Portfolio
                                                       6,427          47,099
Dreyfus IP Small Cap Stock Index Portfolio
                                                      37,858         232,740
Dreyfus Stock Index Fund
                                                      19,725         306,188
Franklin Global Communications Securities Fund
                                                      47,469         107,049
Franklin Growth and Income Securities Fund
                                                      50,078         104,006
Franklin High Income Securities Fund
                                                      64,311          98,386
Franklin Income Securities Fund
                                                     291,097         497,415
Franklin Large Cap Growth Securities Fund
                                                      29,632          92,798
Franklin Money Market Fund
                                                          63           3,042
Franklin Real Estate Fund
                                                      77,366         102,266
Franklin Rising Dividends Securities Fund
                                                      28,191         176,280
Franklin Small Cap Value Securities Fund
                                                      19,497          55,094
Franklin Small-Mid Cap Growth Securities Fund
                                                      32,112          60,676
Franklin Templeton VIP Founding Funds
Allocation Fund                                      170,670          50,600
Franklin U.S. Government Fund
                                                     196,414         198,925
Franklin Zero Coupon Fund 2010
                                                      80,063          57,441
J.P. Morgan International Opportunities
Portfolio                                                 70             142
J.P. Morgan U.S. Large Cap Core Equity
Portfolio                                                  6              91
Jennison 20/20 Focus Portfolio
                                                      40,519         134,616
Mutual Discovery Securities Fund
                                                     192,490         353,595
Mutual Shares Securities Fund
                                                     203,783         444,433
OpCap Mid Cap Portfolio
                                                      51,341          29,830
Oppenheimer Global Securities Fund/VA
                                                      17,578          60,052
Oppenheimer High Income Fund/VA
                                                      21,166          22,847
Oppenheimer Main Street Fund/VA
                                                      11,789          38,703
PIMCO VIT All Asset Portfolio
                                                     116,402         143,776
PIMCO VIT CommodityRealReturn Strategy
Portfolio                                            238,559         171,379
PIMCO VIT Emerging Markets Bond Portfolio
                                                      35,484          35,076
PIMCO VIT Global Bond Portfolio
                                                     135,950         108,239
PIMCO VIT High Yield Portfolio
                                                      62,233          95,581

PIMCO VIT Real Return Portfolio
                                                     224,686         230,713
PIMCO VIT StocksPLUS Growth and Income
Portfolio                                              1,584           4,864
PIMCO VIT Total Return Portfolio
                                                     263,474         267,510
Seligman Global Technology Portfolio
                                                           -             271
Seligman Small-Cap Value Portfolio
                                                      31,672          33,899
SP Strategic Partners Focused Growth Portfolio
                                                       5,713          12,489
SP International Growth Portfolio
                                                      17,639          20,540
Templeton Asset Strategy Fund
                                                       2,963           2,007
Templeton Developing Markets Securities Fund
                                                      74,969         202,338
Templeton Foreign Securities Fund
                                                      52,450         108,826
Templeton Global Income Securities Fund
                                                     133,626          93,612
Templeton Growth Securities Fund
                                                     155,212         304,033
Van Kampen LIT Capital Growth Portfolio
                                                          13             998
Van Kampen LIT Enterprise Portfolio
                                                          43              24

Van Kampen LIT Growth and Income Portfolio
                                                          77              67

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                                                                    AIM V.I.
                                  AIM V.I. Capital        AIM V.I. Core      International Growth
                                 Appreciation Fund         Equity Fund               Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions

Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (43)      (147)        (22)       (19)        (11)       (22)
     Surrenders and
terminations                        (107)      (287)        (65)      (139)        (23)       (51)
     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -

     Contract Maintenance
Charges                               (1)        (1)           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (151)      (435)        (87)      (158)        (34)       (73)
                               ----------- ---------- ----------- ---------- ----------- ----------





                                   Alger American         Alger American         Alger American
                               Capital Appreciation      LargeCap Growth         MidCap Growth
                                     Portfolio              Portfolio              Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (11)       (11)        (31)       (50)        (41)       (71)
     Surrenders and
terminations                         (41)       (51)        (77)      (158)        (65)      (123)

     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -
     Contract Maintenance
Charges                                 -          -           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (52)       (62)       (108)      (208)       (106)      (194)
                               ----------- ---------- ----------- ---------- ----------- ----------




                                   Alger American                                   AZL AIM
                                  SmallCap Growth      AZL AIM Basic Value   International Equity
                                     Portfolio                Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -        594       2,701      2,846
     Transfers between funds
                                      (7)        (1)           -   (14,535)     (5,054)      1,040
     Surrenders and
terminations                         (11)       (10)           -      (843)       (954)    (1,006)
     Rescissions
                                        -          -           -        (7)       (124)       (90)
     Bonus
                                        -          -           -          8          41         54
     Contract Maintenance
Charges                                 -          -           -        (2)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (18)       (11)           -   (14,785)     (3,394)      2,842
                               ----------- ---------- ----------- ---------- ----------- ----------



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                   AZL BlackRock
                               Capital Appreciation      AZL Columbia Mid      AZL Columbia Small
                                       Fund              Cap Value Fund         Cap Value Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,761        929       1,970      1,382         871        869
     Transfers between funds
                                    (784)       (81)       (422)        856       (898)    (1,124)
     Surrenders and
terminations                        (280)      (240)       (177)      (211)       (293)      (287)

     Rescissions
                                     (37)       (14)        (40)       (31)        (17)       (31)
     Bonus
                                       17         12          20         20           9         13
     Contract Maintenance
Charges                               (1)        (1)         (1)          -         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                          676        605       1,350      2,016       (329)      (561)
                               ----------- ---------- ----------- ---------- ----------- ----------




                                                                                  AZL Dreyfus
                                    AZL Columbia           AZL Davis NY         Founders Equity
                                  Technology Fund         Venture Fund            Growth Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,980      1,220       5,630      4,237       2,323      2,054
     Transfers between funds
                                  (3,558)      3,862       9,710    (2,482)     (6,789)     13,868
     Surrenders and
terminations                        (682)      (575)     (2,072)    (1,866)     (2,022)    (1,409)

     Rescissions
                                     (57)       (43)       (203)       (86)        (67)       (38)
     Bonus
                                       35         27          50         50          21         30
     Contract Maintenance
Charges                               (3)        (1)         (9)        (5)         (7)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,285)      4,490      13,106      (152)     (6,541)     14,502
                               ----------- ---------- ----------- ---------- ----------- ----------




                                  AZL First Trust
                                Target Double Play      AZL Franklin Small    AZL Fusion Balanced
                                       Fund              Cap Value Fund              Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    5,425      3,911       2,252      3,171      13,394      7,047
     Transfers between funds
                                  (1,436)      4,523     (4,829)    (3,489)     (6,273)      1,008
     Surrenders and
terminations                        (557)      (140)       (999)    (1,038)     (2,907)    (1,809)

     Rescissions
                                    (119)      (103)        (71)       (67)       (342)      (131)
     Bonus
                                       46         61          29         43         126         91
     Contract Maintenance
Charges                               (2)          -         (4)        (3)         (7)        (4)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        3,357      8,252     (3,622)    (1,383)       3,991      6,202
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                 AZL Fusion Growth     AZL Fusion Moderate     AZL Jennison 20/20
                                       Fund                   Fund                Focus Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                   22,791     24,989      15,937     17,701       4,105      2,831
     Transfers between funds
                                 (24,031)    (5,546)    (24,925)    (2,080)       2,409         99
     Surrenders and
terminations                      (4,587)    (4,264)     (4,308)    (3,439)       (948)      (662)

     Rescissions
                                    (641)      (721)       (498)      (374)       (134)       (51)
     Bonus
                                      315        416         153        179          38         27
     Contract Maintenance
Charges                              (26)       (13)        (17)       (10)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,179)     14,861    (13,658)     11,977       5,466      2,242
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL Legg Mason         AZL Legg Mason       AZL LMP Large Cap
                                    Growth Fund            Value Fund             Growth Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,348      2,581       1,557      1,837         553        665
     Transfers between funds
                                    9,970      4,394     (4,327)    (3,242)    (12,586)    (1,806)
     Surrenders and
terminations                        (885)      (695)       (902)    (1,079)     (1,037)    (1,034)
     Rescissions
                                    (139)       (57)        (56)       (37)        (12)       (16)
     Bonus
                                       46         40          17         27           7         10

     Contract Maintenance
Charges                               (5)        (2)         (5)        (3)         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       12,335      6,261     (3,716)    (2,497)    (13,078)    (2,184)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  AZL Money Market           AZL NACM         AZL OCC Opportunity
                                       Fund            International Fund            Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                   42,828     31,970         694        300       1,091      1,043
     Transfers between funds
                                   11,198      1,287        (12)        391     (2,511)      (305)
     Surrenders and
terminations                     (15,426)   (16,087)        (55)       (29)       (661)      (671)

     Rescissions
                                  (1,259)      (987)        (28)        (2)        (35)       (27)
     Bonus
                                      499        340           6          4          13         19

     Contract Maintenance
Charges                              (13)        (9)           -          -         (3)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       37,827     16,514         605        664     (2,106)         57
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

          Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                AZL OCC Renaissance                             AZL Oppenheimer
                                       Fund             AZL OCC Value Fund        Global Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -        946         544        950       1,790      2,188
     Transfers between funds
                                        -   (22,730)    (28,436)     15,550     (4,346)    (2,021)
     Surrenders and
terminations                            -    (1,353)     (2,398)    (1,618)       (711)      (657)
     Rescissions
                                        -       (30)        (33)       (22)        (71)       (76)
     Bonus
                                        -          9           5         12          22         31
     Contract Maintenance
Charges                                 -        (4)         (8)        (4)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                            -   (23,162)    (30,326)     14,868     (3,320)      (537)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                   AZL PIMCO
                                  AZL Oppenheimer                                 Fundamental
                               International Growth      AZL Oppenheimer        IndexPLUS Total
                                       Fund             Main Street Fund          Return Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,426      2,523       1,332      1,581         524        226
     Transfers between funds
                                  (4,418)      1,538     (3,408)      (366)         321         20
     Surrenders and
terminations                        (687)      (667)       (596)      (522)        (51)       (37)
     Rescissions
                                     (83)       (79)        (40)       (54)        (18)       (15)
     Bonus
                                       42         43          21         28           6          5
     Contract Maintenance
Charges                               (3)        (2)         (3)        (2)           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,723)      3,356     (2,694)        665         782        199
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                           AZL Schroder           AZL Schroder
                                 AZL S&P 500 Index      Emerging Markets       Emerging Markets
                                       Fund             Equity Fund CL 1       Equity Fund CL 2
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,988      1,323           6          6       3,489      3,181
     Transfers between funds
                                   23,517      1,483       4,928         11       8,092      5,561
     Surrenders and
terminations                        (756)       (41)        (17)        (1)       (720)      (407)
     Rescissions
                                     (81)        (8)           -          -       (130)      (109)
     Bonus
                                       61         15           -          -          48         53
     Contract Maintenance
Charges                               (4)          -           -          -         (4)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       27,725      2,772       4,917         16      10,775      8,278
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                    AZL Schroder
                                International Small    AZL Small Cap Stock       AZL TargetPLUS
                                     Cap Fund              Index Fund            Balanced Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,437        701       1,907        773       5,514        671
     Transfers between funds
                                        -        447      15,759        485          80        402
     Surrenders and
terminations                         (80)        (9)       (388)        (9)       (108)          1

     Rescissions
                                     (39)       (15)        (53)       (14)       (198)        (8)
     Bonus
                                       18         12          19         11          61          5
     Contract Maintenance
Charges                                 -          -         (3)          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        1,336      1,136      17,241      1,246       5,349      1,071
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL TargetPLUS         AZL TargetPLUS         AZL TargetPLUS
                                    Equity Fund            Growth Fund           Moderate Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,875      3,597       8,052      3,400       6,412      1,391

     Transfers between funds
                                  (1,847)      4,688       (660)        486       (356)        917
     Surrenders and
terminations                        (427)      (203)       (215)       (35)       (303)       (42)
     Rescissions
                                    (152)       (74)       (224)       (96)       (246)       (57)
     Bonus
                                       60         55         112         55         112         16
     Contract Maintenance
Charges                               (2)          -         (1)          -         (1)          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        2,507      8,063       7,064      3,810       5,618      2,225
                               ----------- ---------- ----------- ---------- ----------- ----------


                                     AZL Turner           AZL Van Kampen
                                Quantitative Small      Aggressive Growth        AZL Van Kampen
                                  Cap Growth Fund             Fund               Comstock Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      656        540           -        832       2,254      3,557
     Transfers between funds
                                    (588)      (682)           -   (11,245)    (13,732)      5,006
     Surrenders and
terminations                        (131)      (138)           -      (563)     (3,785)    (3,594)

     Rescissions
                                     (15)       (17)           -       (19)        (72)       (86)
     Bonus
                                        7          7           -         15          20         42
     Contract Maintenance
Charges                               (1)          -           -        (2)        (14)        (9)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (72)      (290)           -   (10,982)    (15,329)      4,916
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                   AZL Van Kampen         AZL Van Kampen         AZL Van Kampen
                                 Equity and Income      Global Franchise      Global Real Estate
                                       Fund                   Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,617      4,285       2,768      4,065       2,214      3,551
     Transfers between funds
                                  (7,195)    (1,831)     (7,468)    (3,241)     (1,705)      (502)
     Surrenders and
terminations                      (1,222)    (1,088)     (1,302)    (1,255)       (394)      (362)

     Rescissions
                                    (119)       (96)        (91)      (116)        (90)       (96)
     Bonus
                                       31         48          26         42          26         50
     Contract Maintenance
Charges                               (4)        (3)         (5)        (3)         (2)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (4,892)      1,315     (6,072)      (508)          49      2,640
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL Van Kampen                                AZL Van Kampen
                                 Growth and Income      AZL Van Kampen Mid     Strategic Growth
                                       Fund              Cap Growth Fund             Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,023      2,622       4,574      3,583           -      1,041
     Transfers between funds
                                  (5,901)    (3,640)     (8,589)      9,235           -   (20,111)
     Surrenders and
terminations                      (2,061)    (2,107)     (1,965)    (1,428)           -    (1,016)
     Rescissions
                                     (84)       (64)       (212)       (91)           -       (22)
     Bonus
                                       20         32          58         53           -         15

     Contract Maintenance
Charges                               (6)        (5)         (8)        (4)           -        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,009)    (3,162)     (6,142)     11,348           -   (20,096)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  BlackRock Global
                                 Allocations V.I.       Davis VA Financial       Davis VA Real
                                       Fund                 Portfolio          Estate Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                               11,279      -          1,290       788        -           -
     Transfers between funds
                               5,094       -          (1,015)     (1,634)    (5)         (3)
     Surrenders and
terminations                   (236)       -          (534)       (666)      (5)         (12)
     Rescissions
                               (272)       -          (39)        (15)       -           -
     Bonus
                               74          -          15          11         -           -
     Contract Maintenance
Charges                        (1)         -          (2)         (2)        -           -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                   15,938      -          (285)       (1,518)    (10)        (15)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                                         Dreyfus IP Small
                                   Davis VA Value        Cap Stock Index      Dreyfus Stock Index
                                     Portfolio              Portfolio                Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       57        102         114      1,004         166      1,270
     Transfers between funds
                                  (2,549)    (1,211)    (15,172)    (3,592)    (23,394)    (5,009)
     Surrenders and
terminations                      (1,205)    (1,467)       (828)    (1,122)     (1,654)    (2,312)
     Rescissions
                                      (2)        (2)         (4)       (40)        (13)       (35)
     Bonus
                                        1          1           1         10           1         11

     Contract Maintenance
Charges                               (3)        (3)         (3)        (3)         (5)        (6)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,701)    (2,580)    (15,892)    (3,743)    (24,899)    (6,081)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  Franklin Global      Franklin Growth and       Franklin High
                                  Communications        Income Securities      Income Securities
                                  Securities Fund             Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      724        853          89        423         819      1,195
     Transfers between funds
                                  (2,442)        948     (1,777)    (1,116)     (2,048)    (1,279)
     Surrenders and
terminations                        (727)      (950)     (1,188)    (1,700)       (765)      (944)
     Rescissions
                                     (25)       (35)         (9)       (11)        (32)       (18)
     Bonus
                                       13         20           1          6          11         16
     Contract Maintenance
Charges                               (4)        (4)         (5)        (4)         (2)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,461)        832     (2,889)    (2,402)     (2,017)    (1,032)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                        Franklin Large Cap
                                  Franklin Income       Growth Securities        Franklin Money
                                  Securities Fund             Fund                Market Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,796      5,854         175        537           -          -
     Transfers between funds
                                  (7,889)    (1,434)     (3,499)    (1,990)        (26)       (49)
     Surrenders and
terminations                      (2,183)    (2,258)     (1,109)    (1,571)       (129)      (279)
     Rescissions
                                    (135)      (139)        (19)       (14)           -          -
     Bonus
                                       29         52           1          6           -          -
     Contract Maintenance
Charges                               (8)        (5)         (5)        (4)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,390)      2,070     (4,456)    (3,036)       (156)      (329)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                                         Franklin Rising       Franklin Small Cap
                                   Franklin Real      Dividends Securities     Value Securities
                                    Estate Fund               Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       53        134          94        373          53        121
     Transfers between funds
                                  (1,578)    (1,732)     (3,581)    (2,570)     (2,224)    (1,621)
     Surrenders and
terminations                        (515)      (771)     (1,448)    (1,779)       (752)    (1,023)

     Rescissions
                                      (3)        (4)         (6)        (8)         (9)        (4)
     Bonus
                                        1          1           -          1           1          2

     Contract Maintenance
Charges                               (2)        (2)         (5)        (4)         (2)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,044)    (2,374)     (4,946)    (3,987)     (2,933)    (2,527)
                               ----------- ---------- ----------- ---------- ----------- ----------

                                 Franklin Small-Mid     Franklin Templeton
                                    Cap Growth         VIP Founding Funds        Franklin U.S.
                                  Securities Fund        Allocation Fund        Government Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       73        130      17,286      1,970       1,843      1,040
     Transfers between funds
                                  (1,565)      (949)     (1,115)      2,649          57      (802)
     Surrenders and
terminations                        (903)    (1,303)       (458)       (31)     (2,040)    (2,279)
     Rescissions
                                      (4)        (4)       (582)       (61)        (79)       (12)

     Bonus
                                        2          1         169         19          18         10
     Contract Maintenance
Charges                               (4)        (3)         (2)          -         (5)        (5)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,401)    (2,128)      15,298      4,546       (206)    (2,048)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                           J.P. Morgan
                                                          International         J.P. Morgan U.S.
                                   Franklin Zero          Opportunities         Large Cap Core
                                 Coupon Fund 2010           Portfolio          Equity Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      387        147           -          -           -          -

     Transfers between funds
                                      562          7        (11)        (2)           -        (4)
     Surrenders and
terminations                        (315)      (232)         (4)        (4)        (11)        (8)

     Rescissions
                                     (21)        (5)           -          -           -          -
     Bonus
                                        3          2           -          -           -          -

     Contract Maintenance
Charges                               (1)        (1)           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                          615       (82)        (15)        (6)        (11)       (12)
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                   Jennison 20/20        Mutual Discovery        Mutual Shares
                                  Focus Portfolio        Securities Fund        Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       41        101       3,730      4,359       5,542     10,659
     Transfers between funds
                                  (6,298)    (1,105)     (9,111)      (948)    (16,040)    (4,695)
     Surrenders and
terminations                        (395)      (524)     (2,135)    (2,335)     (3,744)    (4,174)
     Rescissions
                                      (2)        (3)       (176)       (90)       (264)      (285)
     Bonus
                                        -          2          39         57          50        107

     Contract Maintenance
Charges                               (1)        (1)         (8)        (6)        (13)        (9)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,655)    (1,530)     (7,661)      1,037    (14,469)      1,603
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   OpCap Mid Cap        Oppenheimer Global      Oppenheimer High
                                     Portfolio         Securities Fund/VA       Income Fund/VA
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,069      1,431          75        139          12         25
     Transfers between funds
                                      287        173     (3,073)    (1,606)       1,578      (332)
     Surrenders and
terminations                        (196)       (80)     (1,343)    (1,609)       (244)      (300)

     Rescissions
                                     (77)       (31)         (5)        (4)           -          -
     Bonus
                                       24         21           1          2           -          -

     Contract Maintenance
Charges                               (1)          -         (4)        (3)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        2,106      1,514     (4,349)    (3,081)       1,345      (608)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                   PIMCO VIT
                                  Oppenheimer Main     PIMCO VIT All Asset    CommodityRealReturn
                                  Street Fund/VA            Portfolio         Strategy Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      110        149       2,990      1,220       4,447      1,394

     Transfers between funds
                                  (2,706)    (1,231)     (4,833)    (2,944)        (36)      (142)
     Surrenders and
terminations                      (1,312)    (1,666)     (1,001)    (1,051)       (895)      (406)
     Rescissions
                                     (12)        (3)        (69)       (43)       (155)       (35)
     Bonus
                                        1          2          44         23          60         22

     Contract Maintenance
Charges                               (5)        (4)         (3)        (2)         (3)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,924)    (2,753)     (2,872)    (2,797)       3,418        832
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:




                                 PIMCO VIT Emerging
                                   Markets Bond          PIMCO VIT Global        PIMCO VIT High
                                     Portfolio           Bond Portfolio         Yield Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,225        869       2,732      1,150       1,218      1,175
     Transfers between funds
                                  (1,318)       (90)         220      1,404     (3,281)    (2,350)
     Surrenders and
terminations                        (262)      (173)       (691)      (224)     (1,091)    (1,161)
     Rescissions
                                     (30)       (27)       (115)       (23)        (45)       (36)
     Bonus
                                       16         15          27         21          13         18

     Contract Maintenance
Charges                               (1)          -         (2)          -         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (370)        594       2,171      2,328     (3,189)    (2,357)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                            PIMCO VIT
                                   PIMCO VIT Real       StocksPLUS Growth       PIMCO VIT Total
                                 Return Portfolio     and Income Portfolio     Return Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,365      1,634          12         17       5,955      3,769
     Transfers between funds
                                  (3,787)    (2,163)       (194)      (186)     (3,342)    (1,614)
     Surrenders and
terminations                      (1,782)    (1,555)       (259)      (212)     (3,978)    (3,546)
     Rescissions
                                    (167)       (39)         (3)          -       (191)       (77)
     Bonus
                                       60         18           -          -          77         62
     Contract Maintenance
Charges                               (6)        (4)         (1)        (1)        (10)        (8)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (1,317)    (2,109)       (445)      (382)     (1,489)    (1,414)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                  SP Strategic
                                  Seligman Global       Seligman Small-Cap     Partners Focused
                               Technology Portfolio      Value Portfolio       Growth Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -          30         42          39         52
     Transfers between funds
                                     (12)       (28)       (888)      (718)     (1,008)      (668)
     Surrenders and
terminations                         (26)       (97)       (471)      (669)       (284)      (385)
     Rescissions
                                        -          -           -        (1)           -          -
     Bonus
                                        -          -           -          1           1          1
     Contract Maintenance
Charges                                 -          -         (2)        (1)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (38)      (125)     (1,331)    (1,346)     (1,253)    (1,001)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                                                                   Templeton
                                  SP International       Templeton Asset      Developing Markets
                                 Growth Portfolio         Strategy Fund         Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       27         29           -          -         129        348
     Transfers between funds
                                    (981)        571        (18)       (21)    (12,151)    (2,727)
     Surrenders and
terminations                        (214)      (202)        (30)      (121)       (817)    (1,370)
     Rescissions
                                     (11)          -           -          -        (18)        (5)
     Bonus
                                        -          -           -          -           1          4
     Contract Maintenance
Charges                               (1)        (1)           -          -         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (1,180)        397        (48)      (142)    (12,859)    (3,753)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                         Templeton Global
                                 Templeton Foreign      Income Securities       Templeton Growth
                                  Securities Fund             Fund              Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      108        637       1,509        542       3,480      6,667
     Transfers between funds
                                  (2,359)    (1,247)         196      1,373     (9,449)    (3,187)
     Surrenders and
terminations                      (1,315)    (1,826)       (325)      (147)     (2,161)    (2,545)
     Rescissions
                                      (4)       (24)        (44)       (11)       (142)      (154)
     Bonus
                                        1          6          15          8          31         63
     Contract Maintenance
Charges                               (5)        (4)         (1)          -        (10)        (6)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,574)    (2,458)       1,350      1,765     (8,251)        838
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   Van Kampen LIT                                Van Kampen LIT
                                  Capital Growth          Van Kampen LIT       Growth and Income
                                     Portfolio        Enterprise Portfolio         Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (48)       (93)         (2)        (3)         (1)        (1)
     Surrenders and
terminations                         (87)      (130)         (2)        (4)         (3)        (4)
     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -

     Contract Maintenance
Charges                                 -          -           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (135)      (223)         (4)        (7)         (4)        (5)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                                   Total All Funds
                                      ------------------------------------------
                                              2008                 2007
                                      --------------------- --------------------
 Contract Transactions
     Purchase payments                             270,756              212,059
     Transfers between funds                     (244,097)             (70,194)
     Surrenders and terminations                 (100,527)            (102,581)
     Rescissions                                   (8,714)              (5,475)
     Bonus                                           3,065                2,747
     Contract Maintenance Charges                    (334)                (222)
                                      --------------------- --------------------
Total Net Contract Transactions                   (79,851)               36,334
                                      --------------------- --------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.            FINANCIAL HIGHLIGHTS

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units        Unit Fair Value   Net     Investment   Expense Ratio       Total Return
                                        Outstanding                    Assets  Income          lowest to          lowest to
                                           ****     lowest to highest   ****     Ratio*       highest**          highest***
AIM V.I. Capital Appreciation Fund
   2008                                        981  $4.31  to   $4.89   4,594       0.00%  1.15%  to  2.55%  -43.94%  to -43.15%
   2007                                      1,132  $7.69  to   $8.60   9,390       0.00%  1.15%  to  2.55%    9.18%  to  10.73%
   2006                                      1,568  $7.05  to   $7.77  11,798       0.05%  1.15%  to  2.55%    3.63%  to   5.09%
   2005                                        762  $6.80  to   $7.39   5,430       0.05%  1.15%  to  2.55%    6.10%  to   7.59%
   2004                                        971  $6.41  to   $6.87   6,470       0.00%  1.15%  to  2.55%    3.93%  to   5.40%
AIM V.I. Core Equity Fund
   2008                                        364  $7.74  to   $8.04   2,884       2.01%  1.15%  to  2.55%  -31.90%  to -30.94%
   2007                                        451  $11.37 to  $11.64   5,199       1.02%  1.15%  to  2.55%    5.38%  to   6.87%
   2006                                        609  $10.85 to  $10.95   6,644       1.59%  1.15%  to  2.55%    9.03%  to   9.56%
   2005                                      1,110  $6.41  to   $6.97   7,473       0.79%  1.15%  to  2.55%    3.00%  to   4.45%
   2004                                      1,334  $6.23  to   $6.67   8,648       0.44%  1.15%  to  2.55%    3.10%  to   4.56%
AIM V.I. International Growth Fund
   2008                                        168  $6.85  to   $7.62   1,221       0.54%  1.15%  to  2.55%  -41.88%  to -41.06%
   2007                                        202  $11.76 to  $12.93   2,493       0.37%  1.15%  to  2.55%   11.82%  to  13.40%
   2006                                        275  $10.45 to  $11.51   3,037       0.98%  1.15%  to  2.55%   25.01%  to  26.77%
   2005                                        326  $8.28  to   $8.99   2,826       0.65%  1.15%  to  2.55%   14.97%  to  16.58%
   2004                                        365  $7.20  to   $7.71   2,731       0.65%  1.15%  to  2.55%   20.87%  to  22.58%
Alger American LargeCap Growth
Portfolio
   2008                                        536  $4.74  to   $5.38   2,797       0.22%  1.15%  to  2.55%  -47.51%  to -46.77%
   2007                                        644  $9.02  to  $10.11   6,352       0.35%  1.15%  to  2.55%   16.91%  to  18.57%
   2006                                        852  $7.72  to   $8.53   7,105       0.13%  1.15%  to  2.55%    2.51%  to   3.95%
   2005                                      1,088  $7.53  to   $8.20   8,756       0.24%  1.15%  to  2.35%    9.44%  to  10.76%
   2004                                      1,394  $6.96  to   $7.41  10,168       0.00%  1.15%  to  2.35%    3.04%  to   4.29%
Alger American Capital Appreciation
Portfolio
   2008                                        266  $6.23  to   $6.56   1,750       0.00%  1.15%  to  2.55%  -46.52%  to -45.76%
   2007                                        318  $11.58 to  $12.11   3,881       0.00%  1.15%  to  2.55%   30.15%  to  32.00%
   2006                                        380  $8.44  to   $9.33   3,523       0.00%  1.15%  to  2.55%   16.27%  to  17.90%
   2005                                        461  $7.55  to   $7.81   3,627       0.00%  1.35%  to  1.90%   12.30%  to  12.92%
   2004                                        642  $6.51  to   $6.92   4,466       0.00%  1.35%  to  2.55%    5.46%  to   6.73%
Alger American MidCap Growth Portfolio
   2008                                        431  $6.34  to   $7.18   2,941       0.17%  1.15%  to  2.55%  -59.41%  to -58.83%
   2007                                        537  $15.62 to  $17.45   8,955       0.00%  1.15%  to  2.55%   28.23%  to  30.05%
   2006                                        732  $12.18 to  $13.42   9,429       0.00%  1.15%  to  2.55%    7.38%  to   8.88%
   2005                                        944  $11.34 to  $12.32  11,240       0.00%  1.15%  to  2.55%    7.07%  to   8.57%
   2004                                      1,135  $10.59 to  $11.35  12,515       0.00%  1.15%  to  2.55%   10.19%  to  11.75%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),   unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
Alger American SmallCap Growth
Portfolio
   2008                                        99   $4.47  to  $4.98      479       0.00%  1.15%  to   2.55%  -47.95% to  -47.21%
   2007                                       117   $8.59  to  $9.60    1,076       0.00%  1.15%  to   2.55%  14.27%  to  15.89%
   2006                                       128   $7.52  to  $8.28    1,018       0.00%  1.15%  to   2.55%  17.00%  to  18.65%
   2005                                       164   $6.42  to  $6.98    1,108       0.00%  1.15%  to   2.55%  13.95%  to  15.55%
   2004                                       188   $5.64  to  $6.04    1,103       0.00%  1.15%  to   2.55%  13.63%  to  15.23%
AZL AIM International Equity Fund
   2008                                    12,283  $10.31  to  $11.63 133,883       0.47%  1.00%  to   3.00%  -43.24% to  -42.09%
   2007                                    15,677  $18.42  to  $20.11 300,838       0.53%  1.00%  to   2.95%  11.27%  to  13.48%
   2006                                    12,836  $16.51  to  $17.88 219,438       0.22%  1.00%  to   2.70%  13.31%  to  23.67%
   2005                                     8,473  $13.35  to  $14.13 116,487       0.25%  1.15%  to   2.70%  13.27%  to  15.04%
   2004                                     4,677  $11.79  to  $12.29  56,469       0.00%  1.15%  to   2.70%  18.86%  to  20.73%
AZL BlackRock Capital Appreciation
Fund
   2008                                     5,342   $7.76  to  $8.30   42,814       0.00%  1.00%  to   3.00%  -38.26% to  -37.01%
   2007                                     4,666  $12.70  to  $13.16  60,239       0.00%  1.00%  to   2.95%   7.68%  to   9.81%
   2006                                     4,061  $11.75  to  $12.07  48,235       0.00%  1.00%  to   2.60%  -1.03%  to   9.57%
   2005(2)                                  3,038  $11.87  to  $11.97  36,245       0.00%  1.40%  to   2.60%  18.74%  to  19.68%
AZL Columbia Mid Cap Value Fund
   2008                                     5,241   $4.66  to  $4.90   25,031       0.56%  1.00%  to   3.00%  -53.57% to  -52.63%
   2007                                     3,891  $10.11  to  $10.36  39,787       0.01%  1.00%  to   2.95%   0.82%  to   2.82%
   2006                                     1,876  $10.00  to  $10.10  18,837       0.61%  1.00%  to   2.60%  10.18%  to  10.79%
AZL Columbia Small Cap Value Fund
   2008                                     4,359   $5.77  to  $8.43   34,886       0.60%  1.00%  to   3.00%  -34.10% to  -32.77%
   2007                                     4,688  $11.86  to  $12.55  57,106       0.25%  1.00%  to   2.95%  -10.92% to  -9.16%
   2006                                     5,250  $13.28  to  $13.90  71,186       0.07%  1.00%  to   2.70%  10.39%  to  12.01%
   2005                                     4,551  $12.03  to  $12.29  55,521       0.00%  1.40%  to   2.70%   0.64%  to   1.96%
   2004                                     2,551  $11.95  to  $12.06  30,731       0.20%  1.40%  to   2.70%  18.84%  to  19.87%
AZL Columbia Technology Fund
   2008                                     8,281   $4.35  to  $4.96   38,287       0.00%  1.00%  to   3.00%  -52.10% to  -51.13%
   2007                                    10,566   $9.24  to  $10.17 101,713       0.00%  1.00%  to   2.95%  19.16%  to  21.52%
   2006                                     6,075   $7.74  to  $8.45   48,532       0.00%  1.00%  to   2.70%  -0.17%  to  11.26%
   2005                                     5,916   $7.77  to  $8.27   47,113       0.00%  1.15%  to   2.65%  -1.92%  to  -0.45%
   2004                                     5,891   $7.91  to  $8.30   47,555       0.00%  1.15%  to   2.70%  -6.88%  to  -5.42%
AZL Davis NY Venture Fund
   2008                                    43,169   $7.12  to  $8.10  326,971       0.94%  1.00%  to   3.00%  -42.26% to  -41.10%
   2007                                    30,063  $12.51  to  $13.77 395,443       0.44%  1.00%  to   2.95%   1.11%  to   3.11%
   2006                                    30,217  $12.34  to  $13.47 389,221       0.29%  1.00%  to   2.70%   9.24%  to  10.88%
   2005                                    23,999  $11.13  to  $11.87 276,557       0.13%  1.15%  to   2.70%   6.77%  to   8.43%
   2004                                    13,974  $10.43  to  $10.95 149,818       0.23%  1.15%  to   2.70%   7.60%  to   9.29%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),  unit  values,   net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
AZL Dreyfus Founders Equity Growth
Fund
   2008                                    19,264  $5.92  to   $6.75   121,848       0.29%  1.00%  to  3.00%  -43.36% to  -42.21%
   2007                                    25,805  $10.64 to  $11.71   287,472       0.06%  1.00%  to  2.95%   5.57%  to    7.67%
   2006                                    11,304  $10.05 to  $10.97   118,436       0.00%  1.00%  to  2.70%   9.93%  to   10.63%
   2005                                     9,188  $9.14  to   $9.75    86,799       0.28%  1.15%  to  2.70%   1.78%  to    3.37%
   2004                                     8,196  $8.98  to   $9.43    75,508       0.00%  1.15%  to  2.70%   4.84%  to    6.48%
AZL First Trust Target Double Play
Fund
   2008                                    11,609  $4.70  to   $4.87    55,560       0.77%  1.00%  to  3.00%  -55.03% to  -54.12%
   2007(4)                                  8,252  $10.48 to  $10.62    87,109       0.00%  1.00%  to  2.95%   3.84%  to    5.75%
AZL Franklin Small Cap Value Fund
   2008                                    12,991  $10.43 to  $11.59   142,496       1.14%  1.00%  to  3.00%  -35.69% to  -34.39%
   2007                                    16,613  $16.45 to  $17.69   282,993       0.50%  1.00%  to  2.95%  -7.17%  to   -5.33%
   2006                                    17,997  $17.68 to  $18.82   327,285       0.28%  1.00%  to  2.70%  10.54%  to   12.35%
   2005                                    14,272  $15.74 to  $16.29   229,386       0.54%  1.40%  to  2.70%   4.19%  to    5.55%
   2004                                     8,311  $15.10 to  $15.44   127,319       0.00%  1.40%  to  2.70%  19.81%  to   21.38%
AZL Fusion Balanced Fund
   2008                                    33,864  $8.18  to   $8.75   286,477       2.37%  1.00%  to  3.00%  -29.59% to  -28.17%
   2007                                    29,873  $11.74 to  $12.20   357,955       1.37%  1.00%  to  2.95%   3.98%  to    6.04%
   2006                                    23,672  $11.25 to  $11.55   269,515       0.33%  1.00%  to  2.60%   6.68%  to    6.82%
   2005(2)                                 10,884  $10.54 to  $10.63   115,359       0.00%  1.40%  to  2.60%   5.47%  to    6.31%
AZL Fusion Growth Fund
   2008                                    81,307  $7.27  to   $7.79   610,094       1.49%  1.00%  to  3.00%  -40.75% to  -39.55%
   2007                                    87,486  $12.41 to  $12.90  1,103,016      0.48%  1.00%  to  2.95%   2.66%  to    4.70%
   2006                                    72,625  $12.04 to  $12.37   883,579       0.07%  1.00%  to  2.60%   9.33%  to   10.05%
   2005(2)                                 30,467  $11.02 to  $11.11   337,345       0.00%  1.40%  to  2.60%  10.18%  to   11.06%
AZL Fusion Moderate Fund
   2008                                    52,489  $7.75  to   $8.30   419,531       2.29%  1.00%  to  3.00%  -34.92% to  -33.60%
   2007                                    66,147  $12.00 to  $12.48   809,286       0.95%  1.00%  to  2.95%   3.43%  to    5.48%
   2006                                    54,177  $11.57 to  $11.88   633,894       0.22%  1.00%  to  2.60%   7.88%  to    8.25%
   2005(2)                                 27,565  $10.72 to  $10.81   296,907       0.00%  1.40%  to  2.60%   7.24%  to    8.09%
AZL Jennison 20/20 Focus Fund
   2008                                    18,959  $8.28  to   $8.86   162,427       0.12%  1.00%  to  3.00%  -41.88% to  -40.71%
   2007                                    13,493  $14.36 to  $14.97   198,067       0.19%  1.00%  to  2.95%   7.50%  to    9.63%
   2006                                    11,386  $13.35 to  $13.71   153,824       0.00%  1.00%  to  2.60%   9.90%  to   10.78%
   2005(2)                                  6,387  $12.15 to  $12.25    77,994       0.24%  1.40%  to  2.60%  21.50%  to   22.47%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A   summary  of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Legg Mason Growth Fund
   2008                                    26,857   $4.67  to  $5.26  132,498       0.00%  1.00%  to   3.00%  -61.87% to  -61.09%
   2007                                    14,522  $12.44  to  $13.54 188,913       0.00%  1.00%  to   2.95%  11.66%  to  13.87%
   2006                                     8,260  $11.08  to  $12.00  94,574       0.00%  1.00%  to   2.70%  -1.98%  to  13.92%
   2005                                     6,801  $11.30  to  $11.97  78,816       0.00%  1.15%  to   2.70%   8.11%  to   9.79%
   2004                                     4,610  $10.46  to  $10.90  49,005       0.00%  1.15%  to   2.70%   5.19%  to   6.84%
AZL Legg Mason Value Fund
   2008                                    11,652   $4.64  to  $5.28   57,418       0.00%  1.00%  to   3.00%  -56.23% to  -55.34%
   2007                                    15,368  $10.76  to  $11.84 173,309       0.00%  1.00%  to   2.95%  -8.93%  to  -7.13%
   2006                                    17,865  $11.79  to  $12.87 220,530       0.00%  1.00%  to   2.70%   3.87%  to  14.97%
   2005                                    17,146  $11.35  to  $12.11 202,687       0.00%  1.15%  to   2.70%   3.44%  to   5.05%
   2004                                     6,954  $10.97  to  $11.52  78,239       0.40%  1.15%  to   2.70%  12.08%  to  13.83%
AZL Money Market Fund
   2008                                    91,349   $9.74  to  $11.49 968,860       2.35%  1.00%  to   3.00%  -0.59%  to   1.42%
   2007                                    53,522  $10.04  to  $11.35 576,147       4.71%  1.00%  to   2.95%   1.74%  to   3.75%
   2006                                    37,014   $9.84  to  $11.07 387,308       4.42%  1.00%  to   2.70%   1.30%  to   1.67%
   2005                                    30,862   $9.68  to  $10.61 314,957       2.56%  1.15%  to   2.70%  -0.15%  to   1.40%
   2004                                    22,705   $9.69  to  $10.46 229,969       0.70%  1.15%  to   2.70%  -2.01%  to  -0.48%
AZL NACM International Fund
   2008                                     1,270   $5.02  to  $5.17    6,463       2.45%  1.00%  to   3.00%  -46.54% to  -45.46%
   2007(4)                                    665   $9.40  to  $9.48    6,280       0.41%  1.00%  to   2.95%  -6.26%  to  -5.03%
AZL OCC Opportunity Fund
   2008                                     8,082   $7.83  to  $8.83   66,668       0.00%  1.00%  to   3.00%  -48.72% to  -47.68%
   2007                                    10,188  $15.49  to  $16.91 163,914       0.00%  1.00%  to   2.95%   5.70%  to   7.80%
   2006                                    10,132  $14.61  to  $15.82 152,821       0.00%  1.00%  to   2.70%   8.71%  to  15.05%
   2005                                     9,449  $13.44  to  $14.23 130,378       0.00%  1.15%  to   2.70%   2.29%  to   3.88%
   2004                                     9,047  $13.14  to  $13.70 121,339       0.00%  1.15%  to   2.70%   4.89%  to   6.53%
AZL Oppenheimer Global Fund
   2008                                    10,884   $8.22  to  $8.96   93,043       0.78%  1.00%  to   3.00%  -42.80% to  -41.64%
   2007                                    14,204  $14.53  to  $15.32 211,936       0.50%  1.00%  to   2.95%   2.67%  to   4.70%
   2006                                    14,742  $14.11  to  $14.77 212,236       0.06%  1.00%  to   2.70%  12.10%  to  13.20%
   2005                                    11,685  $12.47  to  $12.74 147,589       0.00%  1.40%  to   2.70%   9.63%  to  11.06%
   2004(1)                                  6,766  $11.37  to  $11.47  77,384       0.00%  1.40%  to   2.70%  13.75%  to  14.73%
AZL Oppenheimer International Growth
Fund
   2008                                     9,416  $10.07  to  $11.50 100,915       1.05%  1.00%  to   3.00%  -45.80% to  -44.70%
   2007                                    12,139  $18.92  to  $20.82 240,548       0.59%  1.00%  to   2.95%   9.01%  to  11.17%
   2006                                     8,782  $17.32  to  $18.90 158,081       0.00%  1.00%  to   2.70%  16.85%  to  25.56%
   2005                                     4,896  $13.79  to  $14.71  69,842       0.00%  1.15%  to   2.70%  11.14%  to  12.88%
   2004                                     2,956  $12.41  to  $13.03  37,771       0.34%  1.15%  to   2.70%  11.43%  to  13.17%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary   of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Oppenheimer Main Street Fund
   2008                                     7,955   $7.28  to  $7.92   60,030       1.00%  1.00%  to   3.00%  -40.50% to  -39.29%
   2007                                    10,649  $12.34  to  $13.06 134,696       0.53%  1.00%  to   2.95%   0.76%  to   2.76%
   2006                                     9,984  $12.21  to  $12.78 124,274       0.54%  1.00%  to   2.70%   8.92%  to  11.55%
   2005                                     8,614  $10.95  to  $11.19  95,465       0.00%  1.40%  to   2.70%   2.65%  to   3.99%
   2004(1)                                  5,977  $10.67  to  $10.76  64,069       1.08%  1.40%  to   2.70%   6.68%  to   7.60%
AZL PIMCO Fundamental IndexPLUS Total Return Fund
   2008                                     1,395   $6.52  to  $6.82    9,303       0.00%  1.00%  to   3.00%  -42.61% to  -41.45%
   2007                                       613  $11.42  to  $11.68   7,075       9.28%  1.00%  to   2.95%   3.55%  to   5.60%
   2006(3)                                    415  $10.99  to  $11.11   4,587       5.34%  1.00%  to   2.60%   9.76%  to  10.37%
AZL S&P 500 Index Fund
   2008                                    30,497   $4.97  to  $6.10  183,421       0.00%  1.00%  to   3.00%  -39.47% to  -38.24%
   2007(4)                                  2,772   $8.16  to  $9.90   27,330       2.43%  1.00%  to   2.95%  -2.20%  to  -0.91%
AZL Schroder Emerging Markets Equity
Fund CL 1
   2008                                     4,941   $6.40  to  $6.49   32,104       0.03%  1.40%  to   2.20%  -52.87% to  -52.49%
   2007(4)                                     24  $13.59  to  $13.65     335       0.00%  1.40%  to   2.20%  20.41%  to  21.05%
AZL Schroder Emerging Markets Equity
Fund CL 2
   2008                                    23,473   $5.62  to  $6.43  146,807       0.16%  1.00%  to   3.00%  -53.31% to  -52.37%
   2007                                    12,698  $12.00  to  $13.51 169,313       0.01%  1.00%  to   2.95%  15.62%  to  29.01%
   2006(3)                                  4,421  $10.39  to  $10.50  46,128       0.19%  1.00%  to   2.60%  17.97%  to  18.63%
AZL Schroder International Small Cap
Fund
   2008                                     2,472   $4.83  to  $4.98   12,122       1.92%  1.00%  to   3.00%  -47.19% to  -46.12%
   2007(4)                                  1,136   $9.17  to  $9.26   10,474       0.00%  1.00%  to   2.95%  -8.52%  to  -7.32%
AZL Small Cap Stock Index Fund
   2008                                    18,486   $6.18  to  $6.38  116,150       1.30%  1.00%  to   3.00%  -32.99% to  -31.63%
   2007(4)                                  1,245   $9.25  to  $9.34   11,585       1.09%  1.00%  to   2.95%  -7.67%  to  -6.45%
AZL TargetPLUS Balanced Fund
   2008                                     6,419   $7.34  to  $7.57   47,834       0.00%  1.00%  to   3.00%  -26.64% to  -25.16%
   2007(4)                                  1,070  $10.04  to  $10.13  10,810       3.32%  1.00%  to   2.95%   0.23%  to   1.54%
AZL TargetPLUS Equity Fund
   2008                                    10,569   $5.18  to  $5.37   55,753       0.02%  1.00%  to   3.00%  -50.05% to  -49.04%
   2007(4)                                  8,062  $10.40  to  $10.55  84,465       1.03%  1.00%  to   2.95%   3.11%  to   5.01%
AZL TargetPLUS Growth Fund
   2008                                    10,875   $5.78  to  $5.97   63,851       0.00%  1.00%  to   3.00%  -41.17% to  -39.98%
   2007(4)                                  3,811   $9.86  to  $9.96   37,794       2.12%  1.00%  to   2.95%  -1.63%  to  -0.34%
AZL TargetPLUS Moderate Fund
   2008                                     7,844   $6.54  to  $6.75   52,043       0.00%  1.00%  to   3.00%  -34.37% to  -33.05%
   2007(4)                                  2,226  $10.00  to  $10.10  22,400       2.93%  1.00%  to   2.95%  -0.24%  to   1.07%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units   outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Turner Quantitative Small Cap
Growth Fund
   2008                                     2,581   $6.74  to  $7.20   17,898       0.00%  1.00%  to   3.00%  -45.03% to  -43.91%
   2007                                     2,653  $12.37  to  $12.86  33,333       0.00%  1.00%  to   2.95%   2.97%  to   5.01%
   2006                                     2,943  $11.97  to  $12.29  35,591       0.00%  1.00%  to   2.60%   8.46%  to  13.97%
   2005(2)                                  1,890  $11.04  to  $11.12  20,959       0.00%  1.40%  to   2.60%  10.38%  to  11.26%
AZL Van Kampen Comstock Fund
   2008                                    31,962   $6.92  to  $7.94  236,303       2.04%  1.00%  to   3.00%  -38.08% to  -36.82%
   2007                                    47,291  $11.36  to  $12.59 564,367       1.45%  1.00%  to   2.95%  -5.08%  to  -3.20%
   2006                                    42,375  $11.93  to  $13.14 528,044       1.04%  1.00%  to   2.70%   9.38%  to  12.69%
   2005                                    43,085  $10.59  to  $11.39 473,191       0.41%  1.15%  to   2.70%   1.16%  to   2.74%
   2004                                    34,900  $10.47  to  $11.08 378,088       0.42%  1.15%  to   2.70%  13.99%  to  15.77%
AZL Van Kampen Equity and Income Fund
   2008                                    14,294   $8.95  to  $9.74  133,400       2.66%  1.00%  to   3.00%  -26.17% to  -24.68%
   2007                                    19,186  $12.23  to  $12.95 242,363       1.55%  1.00%  to   2.95%   0.05%  to   2.03%
   2006                                    17,873  $12.20  to  $12.76 223,287       1.02%  1.00%  to   2.70%   7.23%  to   9.53%
   2005                                    14,278  $11.14  to  $11.38 161,504       0.00%  1.40%  to   2.70%   3.91%  to   5.27%
   2004(1)                                  7,557  $10.72  to  $10.81  81,460       0.94%  1.40%  to   2.70%   7.18%  to   8.11%
AZL Van Kampen Global Franchise Fund
   2008                                    15,447  $12.45  to  $13.83 202,363       2.02%  1.00%  to   3.00%  -30.68% to  -29.28%
   2007                                    21,519  $18.22  to  $19.59 406,292       0.00%  1.00%  to   2.95%   6.61%  to   8.72%
   2006                                    22,029  $17.05  to  $18.14 386,210       1.55%  1.00%  to   2.70%   7.55%  to  18.03%
   2005                                    17,131  $14.44  to  $14.95 252,646       0.00%  1.40%  to   2.70%   8.68%  to  10.10%
   2004                                     9,069  $13.29  to  $13.58 122,121       0.00%  1.40%  to   2.70%   9.21%  to  10.64%
AZL Van Kampen Global Real Estate Fund
   2008                                     7,936   $5.55  to  $5.84   45,174       1.84%  1.00%  to   3.00%  -47.44% to  -46.37%
   2007                                     7,887  $10.64  to  $10.90  84,856       0.49%  1.00%  to   2.95%  -11.35% to  -9.59%
   2006(3)                                  5,248  $11.96  to  $12.08  63,019       1.20%  1.00%  to   2.60%  18.32%  to  18.98%
AZL Van Kampen Growth and Income Fund
   2008                                    17,428   $8.37  to  $9.65  156,857       2.14%  1.00%  to   3.00%  -34.85% to  -33.53%
   2007                                    23,437  $13.10  to  $14.53 323,375       1.23%  1.00%  to   2.95%  -0.36%  to   1.62%
   2006                                    26,601  $13.12  to  $14.44 364,766       0.82%  1.00%  to   2.70%   9.56%  to  12.82%
   2005                                    25,803  $11.63  to  $12.50 311,483       0.35%  1.15%  to   2.70%   6.33%  to   7.99%
   2004                                    20,145  $10.93  to  $11.58 227,029       0.35%  1.15%  to   2.70%  10.78%  to  12.51%
AZL Van Kampen Mid Cap Growth Fund
   2008                                    23,754   $7.27  to  $8.38  184,718       0.30%  1.00%  to   3.00%  -50.04% to  -49.03%
   2007                                    29,896  $14.85  to  $16.47 464,770       0.03%  1.00%  to   2.95%  18.62%  to  20.97%
   2006                                    18,548  $12.49  to  $13.75 241,109       0.00%  1.00%  to   2.70%   6.31%  to  13.18%
   2005                                    16,140  $11.74  to  $12.63 196,210       0.00%  1.15%  to   2.70%  14.42%  to  16.20%
   2004                                     8,449  $10.26  to  $10.87  89,260       0.00%  1.15%  to   2.70%  18.00%  to  19.84%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
BlackRock Global Allocations V.I. Fund
   2008(5)                                 15,938   $7.83  to  $13.67 129,553       5.77%  1.15%  to   3.00%  -21.81% to  -20.83%
Davis VA Financial Portfolio
   2008                                     6,185   $7.29  to  $8.56   48,716       0.00%  1.00%  to   3.00%  -47.95% to  -46.90%
   2007                                     6,470  $14.28  to  $16.15  97,925       0.97%  1.00%  to   2.95%  -8.79%  to  -6.99%
   2006                                     7,986  $15.62  to  $17.57 131,469       0.66%  1.00%  to   2.70%  13.42%  to  15.36%
   2005                                     7,369  $13.54  to  $14.84 104,401       0.52%  1.15%  to   2.70%   5.50%  to   7.15%
   2004                                     6,719  $12.83  to  $13.85  89,662       0.42%  1.15%  to   2.70%   7.37%  to   9.05%
Davis VA Real Estate Portfolio
   2008                                        45  $14.05  to  $15.57     684       1.66%  1.15%  to   2.55%  -48.25% to  -47.52%
   2007                                        55  $27.16  to  $29.75   1,605       3.41%  1.15%  to   2.55%  -17.62% to  -16.45%
   2006                                        71  $32.97  to  $36.32   2,483       2.95%  1.15%  to   2.55%  31.00%  to  32.84%
   2005                                        97  $25.17  to  $26.94   2,565       3.15%  1.40%  to   2.55%  10.29%  to  11.56%
   2004                                       120  $22.82  to  $24.45   2,851       3.14%  1.15%  to   2.55%  29.96%  to  31.80%
Davis VA Value Portfolio
   2008                                     8,426   $7.47  to  $8.58   67,417       0.84%  1.15%  to   2.70%  -41.92% to  -41.01%
   2007                                    12,127  $12.86  to  $14.54 166,627       1.04%  1.15%  to   2.70%   1.84%  to   3.43%
   2006                                    14,707  $12.63  to  $14.06 196,912       0.75%  1.15%  to   2.70%  11.95%  to  13.69%
   2005                                    16,693  $11.28  to  $12.37 197,991       0.95%  1.15%  to   2.70%   6.54%  to   8.20%
   2004                                    18,681  $10.59  to  $11.43 206,291       0.84%  1.15%  to   2.70%   9.33%  to  11.04%
Franklin Global Communications
Securities Fund
   2008                                     6,757  $12.10  to  $17.49 106,966       0.16%  1.00%  to   3.00%  -47.75% to  -46.69%
   2007                                     9,218  $24.56  to  $32.86 275,000       0.00%  1.00%  to   2.95%  19.62%  to  23.00%
   2006                                     8,387  $20.31  to  $26.84 209,108       0.31%  1.00%  to   2.70%  18.07%  to  21.25%
   2005                                     7,872  $16.75  to  $21.73 162,884       2.70%  1.15%  to   2.70%  12.71%  to  14.51%
   2004                                     8,345  $14.86  to  $18.98 152,822       1.00%  1.15%  to   2.70%  11.13%  to  13.06%
Franklin Growth and Income Securities
Fund
   2008                                     9,292  $18.10  to  $24.59 210,956       3.47%  1.00%  to   2.70%  -36.88% to  -35.79%
   2007                                    12,181  $28.67  to  $38.36 439,537       2.39%  1.00%  to   2.70%  -6.29%  to  -4.67%
   2006                                    14,586  $30.60  to  $40.54 555,540       2.51%  1.00%  to   2.70%   9.40%  to  13.65%
   2005                                    16,366  $26.92  to  $34.92 543,927       2.72%  1.15%  to   2.70%   0.76%  to   2.33%
   2004                                    17,158  $26.72  to  $34.12 563,821       2.56%  1.15%  to   2.70%   7.66%  to   9.36%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),   unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
Franklin High Income Securities Fund
   2008                                     6,104  $14.08 to  $20.15   107,397      10.38%  1.00%  to  3.00%  -25.65% to  -24.14%
   2007                                     8,121  $19.89 to  $26.61   194,157       6.81%  1.00%  to  2.95%  -0.19%  to    1.69%
   2006                                     9,155  $19.89 to  $26.29   217,690       6.24%  1.00%  to  2.70%   5.18%  to    6.46%
   2005                                     9,108  $18.69 to  $24.24   203,114       5.98%  1.15%  to  2.70%   0.57%  to    2.29%
   2004                                     9,464  $18.58 to  $23.73   209,279       5.95%  1.15%  to  2.70%   6.94%  to    8.61%
Franklin Income Securities Fund
   2008                                    20,324  $24.44 to  $35.34   633,722       5.67%  1.00%  to  3.00%  -31.74% to  -30.36%
   2007                                    26,714  $37.99 to  $50.82  1,236,149      3.51%  1.00%  to  2.95%   0.83%  to    2.72%
   2006                                    24,645  $37.62 to  $49.71  1,124,778      3.48%  1.00%  to  2.70%   7.12%  to   15.10%
   2005                                    20,445  $32.68 to  $42.39   811,292       3.53%  1.15%  to  2.70%  -1.10%  to    0.45%
   2004                                    16,383  $33.05 to  $42.20   661,455       3.11%  1.15%  to  2.70%  10.81%  to   12.55%
Franklin Large Cap Growth Securities
Fund
   2008                                     9,914  $11.54 to  $14.05   128,233       1.42%  1.00%  to  2.70%  -36.28% to  -35.18%
   2007                                    14,370  $18.12 to  $21.71   293,997       0.81%  1.00%  to  2.70%   3.39%  to    5.17%
   2006                                    17,410  $17.52 to  $21.01   341,776       0.81%  1.00%  to  2.70%   7.95%  to    9.49%
   2005                                    19,427  $16.23 to  $18.86   350,975       0.64%  1.15%  to  2.70%  -1.63%  to   -0.09%
   2004                                    18,002  $16.50 to  $18.87   330,333       0.51%  1.15%  to  2.70%   5.05%  to    6.72%
Franklin Money Market Fund
   2008                                     1,419  $16.52 to  $17.22    24,004       1.57%  1.15%  to  1.49%  -0.06%  to    0.14%
   2007                                     1,575  $16.51 to  $17.19    26,980       4.47%  1.15%  to  1.49%   2.85%  to    3.06%
   2006                                     1,905  $16.03 to  $16.68    31,583       4.29%  1.15%  to  1.49%   2.84%  to    2.93%
   2005                                     2,450  $15.59 to  $16.21    39,365       2.48%  1.15%  to  1.49%   1.04%  to    1.13%
   2004                                     3,203  $15.43 to  $16.03    50,808       0.71%  1.15%  to  1.49%  -0.76%  to   -0.67%
Franklin Real Estate Fund
   2008                                     4,126  $23.52 to  $31.96   114,219       1.18%  1.15%  to  2.70%  -43.93% to  -43.03%
   2007                                     6,170  $41.95 to  $56.12   306,481       2.40%  1.15%  to  2.70%  -22.98% to  -21.76%
   2006                                     8,543  $54.47 to  $71.74   548,475       1.99%  1.15%  to  2.70%  17.38%  to   19.21%
   2005                                     9,882  $46.40 to  $60.18   537,862       1.44%  1.15%  to  2.70%  10.46%  to   12.18%
   2004                                     8,516  $42.01 to  $53.65   419,936       1.82%  1.15%  to  2.70%  28.28%  to   30.34%
Franklin Rising Dividends Securities
Fund
   2008                                    10,583  $21.40 to  $27.69   265,219       1.97%  1.15%  to  2.70%  -29.05% to  -27.93%
   2007                                    15,529  $30.16 to  $38.42   549,522       2.48%  1.15%  to  2.70%  -5.29%  to   -3.78%
   2006                                    19,516  $31.84 to  $39.95   722,650       1.12%  1.15%  to  2.70%  14.01%  to   15.79%
   2005                                    21,765  $27.93 to  $34.50   701,663       0.95%  1.15%  to  2.70%   0.68%  to    2.25%
   2004                                    20,424  $27.74 to  $33.74   652,269       0.68%  1.15%  to  2.70%   8.03%  to    9.73%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),  unit  values,   net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                      At December 31                       For the years ended December 31
                                           -------------------------------------- --------------------------------------------------
                                           Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                           Outstanding                   Assets   Income          lowest to          lowest to
                                             ****     lowest to highest   ****      Ratio*        highest**          highest***
Franklin Small Cap Value Securities Fund
   2008                                        5,689  $10.40  to  $12.27  64,002       1.22%   1.15%  to  2.70%  -34.81% to  -33.78%
   2007                                        8,622  $15.95  to  $18.53 149,192       0.70%   1.15%  to  2.70%  -4.99%  to  -3.50%
   2006                                       11,149  $16.78  to  $19.20 201,830       0.65%   1.15%  to  2.70%  13.87%  to  15.65%
   2005                                       13,411  $14.74  to  $16.60 211,689       0.81%   1.15%  to  2.70%   5.88%  to   7.53%
   2004                                       12,800  $13.92  to  $15.44 189,938       0.19%   1.15%  to  2.70%  20.44%  to  22.36%
Franklin Small-Mid Cap Growth Securities
Fund
   2008                                        7,460  $12.10  to  $14.79 102,678       0.00%   1.15%  to  2.70%  -44.03% to  -43.15%
   2007                                        9,861  $21.62  to  $26.02 242,499       0.00%   1.15%  to  2.70%   8.26%  to   9.96%
   2006                                       11,991  $19.97  to  $23.66 269,950       0.00%   1.15%  to  2.70%   5.81%  to   7.45%
   2005                                       14,051  $18.87  to  $22.02 296,641       0.00%   1.15%  to  2.70%   2.00%  to   3.63%
   2004                                       14,994  $18.50  to  $21.26 308,650       0.00%   1.15%  to  2.70%   8.50%  to  10.20%
Franklin Templeton VIP Founding Funds
Allocation Fund
   2008                                       19,846   $5.71  to  $5.87  114,681       3.51%   1.00%  to  3.00%  -37.77% to  -36.51%
   2007(4)                                     4,548   $9.19  to  $9.26   41,977       0.00%   1.00%  to  2.95%  -8.25%  to  -7.36%
Franklin U.S. Government Fund
   2008                                       17,117  $20.45  to  $29.14 438,305       4.83%   1.00%  to  3.00%   4.40%  to   6.52%
   2007                                       17,323  $20.48  to  $27.40 429,720       4.94%   1.00%  to  2.95%   2.32%  to   5.54%
   2006                                       19,375  $19.74  to  $26.07 459,275       4.44%   1.00%  to  2.70%   1.25%  to   1.85%
   2005                                       21,379  $19.49  to  $25.28 497,400       4.33%   1.15%  to  2.70%  -0.32%  to   1.24%
   2004                                       21,258  $19.55  to  $24.97 495,079       5.03%   1.15%  to  2.70%   0.71%  to   2.29%
Franklin Zero Coupon Fund 2010
   2008                                        3,066  $30.86  to  $44.52 116,167       4.54%   1.00%  to  3.00%   4.31%  to   6.42%
   2007                                        2,451  $31.32  to  $41.90  90,911       4.96%   1.00%  to  2.95%   5.45%  to   7.54%
   2006                                        2,533  $29.63  to  $40.08  88,620       3.96%   1.00%  to  2.70%  -0.02%  to   1.26%
   2005                                        2,783  $29.63  to  $38.43  96,876       4.24%   1.15%  to  2.70%  -1.16%  to   0.38%
   2004                                        2,118  $29.98  to  $38.29  74,368       4.72%   1.15%  to  2.70%   1.92%  to   3.52%
J.P. Morgan International Opportunities
Portfolio
   2008                                           26   $6.78  to  $7.09      179       2.00%   1.15%  to  2.55%  -42.83% to  -42.03%
   2007                                           41  $11.78  to  $12.26     491       1.00%   1.15%  to  2.55%   6.56%  to   8.08%
   2006                                           47  $10.50  to  $11.57     523       1.18%   1.15%  to  2.55%  18.97%  to  20.65%
   2005                                           64   $9.17  to  $9.45      593       0.86%   1.40%  to  1.90%   8.61%  to   9.16%
   2004                                           72   $8.44  to  $8.66      615       0.53%   1.40%  to  1.90%  16.14%  to  16.72%
J.P. Morgan U.S. Large Cap Core Equity
Portfolio
   2008                                           54   $5.86  to  $6.27      322       1.29%   1.15%  to  2.55%  -35.65% to  -34.74%
   2007                                           65   $9.05  to  $9.60      596       1.08%   1.15%  to  2.55%  -0.91%  to   0.49%
   2006                                           76   $8.67  to  $9.56      705       1.02%   1.15%  to  2.55%  13.65%  to  15.24%
   2005                                          107   $7.93  to  $8.29      861       1.26%   1.15%  to  1.90%  -0.55%  to   0.19%
   2004                                          130   $7.98  to  $8.28    1,049       0.75%   1.15%  to  1.90%   7.42%  to   8.23%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A   summary  of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
Mutual Discovery Securities Fund
   2008                                    23,470  $17.32 to  $21.69   463,812       2.28%  1.00%  to  3.00%  -30.57% to  -29.17%
   2007                                    31,131  $25.83 to  $30.67   893,746       1.50%  1.00%  to  2.95%   8.58%  to   10.73%
   2006                                    30,097  $23.70 to  $24.92   788,452       1.03%  1.00%  to  2.70%   9.77%  to   19.79%
   2005                                    26,246  $19.81 to  $22.76   571,760       1.31%  1.15%  to  2.70%  12.89%  to   14.66%
   2004                                    20,002  $17.55 to  $19.85   385,579       1.08%  1.15%  to  2.70%  15.04%  to   16.90%
Mutual Shares Securities Fund
   2008                                    35,119  $12.33 to  $15.46   497,934       3.06%  1.00%  to  3.00%  -38.97% to  -37.74%
   2007                                    49,588  $20.91 to  $24.87  1,160,544      1.51%  1.00%  to  2.95%   0.45%  to    2.44%
   2006                                    47,987  $20.76 to  $24.65  1,107,271      1.30%  1.00%  to  2.70%   9.03%  to   15.23%
   2005                                    39,133  $18.02 to  $20.78   781,296       0.94%  1.15%  to  2.70%   7.62%  to    9.29%
   2004                                    30,814  $16.74 to  $19.01   571,473       0.82%  1.15%  to  2.70%   9.62%  to   11.34%
OpCap Mid Cap Portfolio
   2008                                     5,070  $5.83  to   $6.13    30,318       0.40%  1.00%  to  3.00%  -43.40% to  -42.26%
   2007                                     2,964  $10.37 to  $10.61    31,117       0.15%  1.00%  to  2.95%   4.10%  to    6.16%
   2006                                     1,451  $9.93  to  $10.04    14,483       0.00%  1.00%  to  2.60%  10.29%  to   10.90%
Oppenheimer Global Securities Fund/VA
   2008                                     9,271  $8.25  to   $9.47    81,580       1.69%  1.15%  to  2.70%  -41.79% to  -40.87%
   2007                                    13,620  $14.17 to  $16.02   205,533       1.40%  1.15%  to  2.70%   3.47%  to    5.10%
   2006                                    16,707  $13.70 to  $15.25   241,736       1.06%  1.15%  to  2.70%  14.56%  to   16.35%
   2005                                    19,339  $11.95 to  $13.10   242,446       1.06%  1.15%  to  2.70%  11.27%  to   13.00%
   2004                                    21,679  $10.74 to  $11.60   242,223       1.22%  1.15%  to  2.70%  15.98%  to   17.80%
Oppenheimer High Income Fund/VA
   2008                                     3,715  $2.43  to   $2.79     9,566       7.21%  1.15%  to  2.70%  -79.24% to  -78.92%
   2007                                     2,370  $11.72 to  $13.25    29,717       7.52%  1.15%  to  2.70%  -2.78%  to   -1.25%
   2006                                     2,977  $12.05 to  $13.42    38,259       7.81%  1.15%  to  2.70%   6.52%  to    8.18%
   2005                                     3,291  $11.32 to  $12.40    39,330       6.94%  1.15%  to  2.70%  -0.40%  to    1.15%
   2004                                     4,150  $11.36 to  $12.26    49,485       6.60%  1.15%  to  2.70%   6.06%  to    7.72%
Oppenheimer Main Street Fund/VA
   2008                                     9,230  $5.94  to   $6.82    58,515       1.63%  1.15%  to  2.70%  -40.11% to  -39.17%
   2007                                    13,154  $9.92  to  $11.22   139,064       1.04%  1.15%  to  2.70%   1.63%  to    3.22%
   2006                                    15,908  $9.76  to  $10.87   164,300       1.17%  1.15%  to  2.70%  11.97%  to   13.71%
   2005                                    18,526  $8.72  to   $9.56   169,622       1.39%  1.15%  to  2.70%   3.16%  to    4.77%
   2004                                    21,503  $8.45  to   $9.12   189,299       0.82%  1.15%  to  2.70%   6.53%  to    8.20%
PIMCO VIT All Asset Portfolio
   2008                                    10,475  $9.97  to  $11.52   114,617       5.55%  1.00%  to  3.00%  -18.34% to  -16.68%
   2007                                    13,347  $12.67 to  $13.84   180,302       7.29%  1.00%  to  2.95%   5.27%  to    7.24%
   2006                                    16,148  $12.40 to  $12.98   205,480       5.38%  1.00%  to  2.70%   1.59%  to    1.88%
   2005                                    17,865  $12.18 to  $12.44   222,032       4.74%  1.40%  to  2.70%   3.41%  to    4.76%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary   of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                    At December 31                       For the years ended December 31
                                         -------------------------------------- --------------------------------------------------
                                         Units        Unit Fair Value   Net     Investment    Expense Ratio       Total Return
                                         Outstanding                    Assets    Income         lowest to         lowest to
                                            ****     lowest to highest   ****     Ratio*        highest**          highest***
PIMCO VIT CommodityRealReturn Strategy
Portfolio
   2008                                      12,315  $6.70  to   $7.94  85,230        4.50%  1.00%  to  3.00%  -45.46% to  -44.35%
   2007                                       8,897  $12.41 to  $12.87  112,433       4.81%  1.00%  to  2.95%  19.64%  to  22.01%
   2006                                       8,067  $10.34 to  $10.62  84,388        4.62%  1.00%  to  2.60%  -5.58%  to  -5.58%
   2005(2)                                    4,475  $10.95 to  $11.04  49,229        2.57%  1.40%  to  2.60%   9.31%  to  10.18%
PIMCO VIT Emerging Markets Bond
Portfolio
   2008                                       3,274  $9.77  to  $10.44  33,044        6.48%  1.00%  to  3.00%  -17.13% to  -15.45%
   2007                                       3,644  $11.90 to  $12.37  44,213        5.82%  1.00%  to  2.95%   2.73%  to   4.76%
   2006                                       3,050  $11.54 to  $11.85  35,627        5.36%  1.00%  to  2.60%   5.08%  to   6.48%
   2005(2)                                    2,030  $10.84 to  $10.93  22,123        3.65%  1.40%  to  2.60%   8.32%  to   9.19%
PIMCO VIT Global Bond Portfolio
   2008                                       7,579  $9.62  to  $14.54  75,572        3.31%  1.00%  to  3.00%  -3.78%  to  -1.84%
   2007                                       5,408  $10.11 to  $10.51  55,781        3.33%  1.00%  to  2.95%   6.54%  to   8.65%
   2006                                       3,080  $9.46  to   $9.71  29,522        3.33%  1.00%  to  2.60%   1.02%  to   1.97%
   2005(2)                                    1,350  $9.27  to   $9.35  12,591        1.98%  1.40%  to  2.60%  -7.18%  to  -6.43%
PIMCO VIT High Yield Portfolio
   2008                                       9,789  $9.25  to  $11.02  96,790        7.78%  1.00%  to  3.00%  -25.81% to  -24.30%
   2007                                      12,978  $12.43 to  $14.58  173,285       7.03%  1.00%  to  2.95%   0.59%  to   2.48%
   2006                                      15,336  $12.34 to  $13.88  201,813       6.93%  1.00%  to  2.70%   4.88%  to   6.21%
   2005                                      16,429  $11.62 to  $13.21  202,567       6.57%  1.15%  to  2.70%   1.36%  to   2.94%
   2004                                      15,047  $11.46 to  $12.84  182,237       6.55%  1.15%  to  2.70%   6.64%  to   8.31%
PIMCO VIT Real Return Portfolio
   2008                                      19,352  $10.31 to  $16.01  210,471       3.53%  1.00%  to  3.00%  -9.81%  to  -7.98%
   2007                                      20,669  $11.55 to  $12.41  249,436       4.72%  1.00%  to  2.95%   7.43%  to   9.56%
   2006                                      22,779  $10.72 to  $11.46  253,317       4.25%  1.00%  to  2.70%  -1.96%  to  -1.53%
   2005                                      25,016  $10.94 to  $11.37  281,377       2.82%  1.40%  to  2.70%  -0.61%  to   0.68%
   2004                                      18,257  $11.00 to  $11.29  204,910       1.07%  1.40%  to  2.70%   6.01%  to   7.40%
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2008                                       1,258  $5.66  to   $6.44   7,623        7.11%  1.15%  to  2.70%  -44.16% to  -43.29%
   2007                                       1,703  $10.12 to  $11.35  18,349        7.46%  1.15%  to  2.70%   4.00%  to   5.63%
   2006                                       2,085  $9.66  to  $10.75  21,404        4.87%  1.15%  to  2.70%  11.85%  to  13.59%
   2005                                       2,427  $8.68  to   $9.46  22,100        2.25%  1.15%  to  2.60%   0.84%  to   2.31%
   2004                                       2,975  $8.61  to   $9.25  26,672        1.68%  1.15%  to  2.60%   7.96%  to   9.54%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units   outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
PIMCO VIT Total Return Portfolio
   2008                                    34,157  $13.43  to  $15.85 492,177       4.47%  1.00%  to   3.00%   1.70%  to   3.76%
   2007                                    35,646  $13.16  to  $15.29 505,831       4.85%  1.00%  to   2.95%   5.69%  to   7.67%
   2006                                    37,062  $12.44  to  $13.99 492,340       4.44%  1.00%  to   2.70%   1.09%  to   1.62%
   2005                                    36,408  $12.30  to  $13.85 474,744       3.44%  1.15%  to   2.70%  -0.27%  to   1.29%
   2004                                    31,550  $12.34  to  $13.67 409,277       1.89%  1.15%  to   2.70%   2.09%  to   3.69%
Seligman Global Technology Portfolio
   2008                                       282   $4.30  to  $4.58    1,245       0.00%  1.15%  to   2.55%  -41.76% to  -40.93%
   2007                                       320   $7.34  to  $7.76    2,408       0.00%  1.15%  to   2.55%  12.52%  to  14.12%
   2006                                       446   $6.27  to  $6.91    2,954       0.00%  1.15%  to   2.55%  14.96%  to  16.58%
   2005                                       537   $5.52  to  $5.86    3,070       0.00%  1.35%  to   2.35%   5.63%  to   6.69%
   2004                                       735   $5.18  to  $5.55    3,959       0.00%  1.15%  to   2.55%   1.35%  to   2.79%
Seligman Small-Cap Value Portfolio
   2008                                     3,341  $15.00  to  $17.23  53,475       0.00%  1.15%  to   2.70%  -41.15% to  -40.23%
   2007                                     4,672  $25.49  to  $28.82 126,765       0.00%  1.15%  to   2.70%   1.35%  to   2.95%
   2006                                     6,020  $25.15  to  $28.00 159,979       0.00%  1.15%  to   2.70%  18.03%  to  19.86%
   2005                                     7,502  $21.31  to  $23.36 167,646       9.61%  1.15%  to   2.70%  -6.53%  to  -5.07%
   2004                                     9,464  $22.80  to  $24.60 224,465       0.00%  1.15%  to   2.70%  16.75%  to  18.58%
SP Strategic Partners Focused Growth
Portfolio
   2008                                     2,176   $4.45  to  $5.02   10,121       0.00%  1.15%  to   2.70%  -40.18% to  -39.25%
   2007                                     3,429   $7.44  to  $8.26   26,746       0.00%  1.15%  to   2.70%  11.60%  to  13.36%
   2006                                     4,431   $6.64  to  $7.29   30,769       0.00%  1.15%  to   2.70%  -3.74%  to  -2.24%
   2005                                     5,876   $6.90  to  $7.46   42,142       0.00%  1.15%  to   2.70%  11.77%  to  13.52%
   2004                                     4,978   $6.17  to  $6.57   31,717       0.00%  1.15%  to   2.70%   6.97%  to   8.64%
SP International Growth Portfolio
   2008                                     1,826   $4.48  to  $5.07    8,551       1.45%  1.15%  to   2.70%  -51.81% to  -51.05%
   2007                                     3,006   $9.29  to  $10.37  29,477       0.45%  1.15%  to   2.70%  15.93%  to  17.76%
   2006                                     2,608   $8.02  to  $8.80   21,901       1.58%  1.15%  to   2.70%  16.98%  to  18.80%
   2005                                     2,982   $6.85  to  $7.41   21,271       0.24%  1.15%  to   2.70%  12.72%  to  14.47%
   2004                                     3,563   $6.08  to  $6.47   22,395       0.00%  1.15%  to   2.70%  13.02%  to  14.79%
Templeton Asset Strategy Fund
   2008                                       551  $17.17  to  $20.79   9,555      10.71%  1.15%  to   1.49%  -26.10% to  -25.96%
   2007                                       599  $23.23  to  $28.86  15,017      17.69%  1.15%  to   1.49%   8.53%  to   8.78%
   2006                                       742  $21.37  to  $26.53  16,958       7.31%  1.15%  to   1.49%  19.60%  to  19.73%
   2005                                       897  $17.87  to  $22.16  17,048       3.91%  1.15%  to   1.49%   2.17%  to   2.41%
   2004                                     1,066  $17.46  to  $21.65  19,700       2.98%  1.15%  to   1.49%  14.16%  to  14.39%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
Templeton Foreign Securities Fund
   2008                                    10,526  $15.19  to  $19.75 192,585       2.58%  1.00%  to   2.70%  -41.97% to  -40.97%
   2007                                    14,100  $26.18  to  $33.50 443,786       2.13%  1.00%  to   2.70%  12.36%  to  14.30%
   2006                                    16,562  $23.30  to  $30.02 459,162       1.33%  1.00%  to   2.70%  10.98%  to  18.22%
   2005                                    17,208  $19.71  to  $24.44 402,655       1.25%  1.15%  to   2.70%   7.24%  to   8.94%
   2004                                    16,757  $18.38  to  $22.44 365,141       1.14%  1.15%  to   2.70%  15.36%  to  17.22%
Templeton Global Income Securities
Fund
   2008                                     4,025  $24.89  to  $35.86 124,761       3.84%  1.00%  to   3.00%   3.06%  to   5.15%
   2007                                     2,675  $26.00  to  $34.15  84,083       1.99%  1.00%  to   2.95%   7.83%  to   9.96%
   2006                                       909  $29.91  to  $31.13  27,726       3.17%  1.15%  to   1.49%  11.47%  to  11.48%
   2005                                     1,092  $26.83  to  $27.92  29,837       6.41%  1.15%  to   1.49%  -4.37%  to  -4.18%
   2004                                     1,345  $28.05  to  $29.14  38,359      11.07%  1.15%  to   1.49%  13.19%  to  13.49%
Templeton Growth Securities Fund
   2008                                    22,126  $13.25  to  $17.43 351,451       1.93%  1.00%  to   3.00%  -44.03% to  -42.90%
   2007                                    30,377  $24.71  to  $30.58 870,214       1.41%  1.00%  to   2.95%  -0.64%  to   1.32%
   2006                                    29,543  $24.80  to  $30.81 844,951       1.34%  1.00%  to   2.70%  11.80%  to  18.57%
   2005                                    26,041  $20.92  to  $25.07 626,812       1.16%  1.15%  to   2.70%   5.97%  to   7.62%
   2004                                    20,998  $19.74  to  $23.29 478,645       1.20%  1.15%  to   2.70%  12.93%  to  14.70%
Van Kampen LIT Capital Growth
Portfolio
   2007                                       327   $4.09  to  $4.55    1,424       0.19%  1.15%  to   2.55%  -50.40% to  -49.70%
   2006                                       462   $8.24  to  $9.04    4,019       0.00%  1.15%  to   2.55%  13.69%  to  15.30%
   2005                                       685   $7.25  to  $7.84    5,196       0.00%  1.15%  to   2.55%   0.05%  to   1.45%
   2004                                       863   $7.24  to  $7.73    6,486       0.01%  1.15%  to   2.55%   4.93%  to   6.41%
   2003                                     1,047   $6.90  to  $7.27    7,455       0.00%  1.15%  to   2.55%   4.08%  to   5.55%
Van Kampen LIT Enterprise Portfolio
   2008                                        16   $4.08  to  $4.27       99       0.84%  1.15%  to   2.55%  -44.39% to  -43.60%
   2007                                        20   $7.29  to  $7.58      149       0.61%  1.15%  to   2.55%   9.83%  to  11.39%
   2006                                        28   $6.30  to  $6.94      186       0.52%  1.15%  to   2.55%   4.39%  to   5.86%
   2005                                        35   $6.27  to  $6.46      226       0.87%  1.40%  to   1.90%   6.12%  to   6.65%
   2004                                        45   $5.91  to  $6.06      269       0.36%  1.40%  to   1.90%   2.09%  to   2.60%
Van Kampen LIT Growth and Income
Portfolio
   2008                                        55  $10.85  to  $11.60     632       2.10%  1.15%  to   2.55%  -33.75% to  -32.81%
   2007                                        59  $16.27  to  $17.27     975       1.66%  1.15%  to   2.55%   0.20%  to   1.62%
   2006                                        64  $15.42  to  $16.99   1,043       1.29%  1.15%  to   2.55%  13.32%  to  14.91%
   2005                                        82  $14.15  to  $14.79   1,183       1.14%  1.15%  to   1.90%   7.92%  to   8.73%
   2004                                        99  $13.11  to  $13.60   1,313       1.00%  1.15%  to   1.90%  12.22%  to  13.07%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Net Investment income ratios may be calculated by applying applicable expense ratios.

   ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

   *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and is not annualized.

   **** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2008 and 2007 were $6,649 and $9,641, respectively.


1.    Period from May 3, 2004 (fund commencement) to December 31, 2004
2.    Period from May 2, 2005 (fund commencement) to December 31, 2005
3.    Period from May 2, 2006 (fund commencement) to December 31, 2006
4.    Period from May 1, 2007 (fund commencement) to December 31, 2007
5.    Period from May 1, 2008 (fund commencement) to December 31, 2008

[KPMG Logo]



                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                       Consolidated Financial Statements

                           and Supplemental Schedules

                           December 31, 2008 and 2007

     (With Report of Independent Registered Public Accounting Firm Thereon)

[KPMG Logo]



KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402



Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, the Company has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, II, and III is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.



/s/ KPMG LLP

Minneapolis, Minnesota
March 24, 2009








KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative



                                                ALLIANZ LIFE INSURANCE COMPANY
                                               OF NORTH AMERICA AND SUBSIDIARIES
                                                  Consolidated Balance Sheets
                                                  December 31, 2008 and 2007
                                               (In thousands, except share data)
                                      Assets                                                  2008                  2007
                                                                                       -------------------   -------------------
Investments:
     Fixed-maturity securities, at fair value:
        Fixed-maturity securities, available-for-sale (amortized cost of
           $35,521,222 and $33,257,432, respectively)                               $       36,726,068    $       34,391,322
        Fixed-maturity securities, trading (amortized cost of $5,635,460
           and $6,061,923, respectively)                                                     5,162,034             6,027,093
     Mortgage loans on real estate, net                                                      4,838,373             4,402,214
     Short-term securities                                                                   1,496,911               737,039
     Derivatives                                                                               631,315               379,855
     Real estate (net of accumulated depreciation of $39,686 and
        $30,777, respectively)                                                                 322,418               327,967
     Loans to affiliates                                                                       723,802               725,826
     Policy loans                                                                              174,599               169,058
     Equity securities, at fair value:
        Equity securities, available-for-sale (cost of $84 and $17,601, respectively)               75                16,719
        Equity securities, trading (cost of $13,360 and $25,079, respectively)                   9,527                29,325
     Other invested assets                                                                       3,462                21,063
                                                                                       -------------------   -------------------
                 Total investments                                                          50,088,584            47,227,481
Cash                                                                                            73,073                92,177
Accrued investment income                                                                      542,323               496,523
Receivables (net of allowance for uncollectible accounts
     of $4,839 and $4,819, respectively)                                                       168,147               172,251
Reinsurance recoverables and receivables                                                     4,096,285             4,126,276
Deferred acquisition costs                                                                   8,253,502             5,575,492
Other assets                                                                                 2,601,858             1,846,105
                                                                                       -------------------   -------------------
                 Assets, exclusive of separate account assets                               65,823,772            59,536,305
Separate account assets                                                                     11,791,728            20,541,717
                                                                                       -------------------   -------------------
                 Total assets                                                       $       77,615,500    $       80,078,022
                                                                                       ===================   ===================
See accompanying notes to consolidated financial statements.







                                              ALLIANZ LIFE INSURANCE COMPANY
                                             OF NORTH AMERICA AND SUBSIDIARIES
                                                Consolidated Balance Sheets
                                                December 31, 2008 and 2007
                                             (In thousands, except share data)

                     Liabilities and Stockholder's Equity                                 2008                  2007
                                                                                   -------------------   -------------------
Policyholder liabilities:
     Policy and contract account balances                                       $       56,585,189    $       50,806,811
     Future policy benefit reserves                                                      4,154,491             3,047,274
     Policy and contract claims                                                            300,221               318,105
     Unearned premiums                                                                     271,756               217,407
     Other policyholder funds                                                              203,355               214,548
                                                                                   -------------------   -------------------
                 Total policyholder liabilities                                         61,515,012            54,604,145
Derivative liability                                                                       535,481               229,351
Mortgage notes payable                                                                     129,075               134,123
Other liabilities                                                                          580,734               718,199
                                                                                   -------------------   -------------------
                 Liabilities, exclusive of separate account liabilities                 62,760,302            55,685,818
Separate account liabilities                                                            11,791,728            20,541,717
                                                                                   -------------------   -------------------
                 Total liabilities                                                      74,552,030            76,227,535
                                                                                   -------------------   -------------------
Stockholder's equity:
     Common stock, $1 par value, 40,000,000 shares authorized;
        20,000,001 shares issued and outstanding
        at December 31, 2008 and 2007                                                       20,000                20,000
     Class A, Series A preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding; liquidation preference of $189,366 and $189,366 at December 31, 2008 and 2007,
        respectively                                                                         8,909                 8,909
     Class A, Series B preferred stock, $1 par value, 10,000,000 shares authorized; 9,994,289 shares issued and outstanding;
        liquidation preference of $199,167 and $199,167
        at December 31, 2008 and 2007, respectively                                          9,994                 9,994
     Loan to affiliate                                                                       (205,731)             (250,000)
     Additional paid-in capital                                                          2,553,371             2,273,371
     Retained earnings                                                                     344,690             1,439,086
     Accumulated other comprehensive income, net of tax                                    332,237               349,127

                                                                                   -------------------   -------------------
                 Total stockholder's equity                                              3,063,470             3,850,487
                                                                                   -------------------   -------------------
                                                                                   -------------------   -------------------
                 Total liabilities and stockholder's equity                     $       77,615,500    $       80,078,022
                                                                                   ===================   ===================
See accompanying notes to consolidated financial statements.








                                                        ALLIANZ LIFE INSURANCE COMPANY
                                                       OF NORTH AMERICA AND SUBSIDIARIES
                                                     Consolidated Statements of Operations
                                                 Years ended December 31, 2008, 2007, and 2006
                                                                (In thousands)
                                                                             2008                  2007              2006
                                                                      -------------------   -------------------   ---------------
Revenue:
     Premiums                                                      $          300,014    $          368,306    $      597,903
     Policy fees                                                            1,016,656               766,367           582,285
     Premiums and annuity considerations, ceded                                 (190,033)             (255,816)         (320,950)
                                                                      -------------------   -------------------   ---------------
                 Net premiums and considerations                            1,126,637               878,857           859,238
     Interest and similar income, net                                       2,908,894             2,565,331         2,142,843
     Derivative (loss) income                                                 (1,004,023)             (251,392)       643,231
     Realized investment losses, net                                          (3,918,259)             (710,978)         (557,413)
     Fee and commission revenue                                               164,335               199,356           160,294
     Other (loss) revenue                                                        (13,846)           133,575           104,644
                                                                      -------------------   -------------------   ---------------
                 Total (loss) revenue                                           (736,262)         2,814,749         3,352,837
                                                                      -------------------   -------------------   ---------------
Benefits and expenses:
     Policyholder benefits                                                    818,681               495,082           711,725
     Change in fair value of annuity embedded derivatives                     696,809               622,509         1,344,949
     Benefit recoveries                                                         (329,106)             (429,631)         (403,765)
     Net interest credited to policyholder account values                   1,098,143             1,031,830           725,296
                                                                      -------------------   -------------------   ---------------
                 Net benefits                                               2,284,527             1,719,790         2,378,205
     Commissions and other agent compensation                                 807,565               913,444         1,035,765
     General and administrative expenses                                      657,096               772,992           625,188
     Change in deferred acquisition costs, net                                (2,784,064)             (650,735)       (1,049,646)
                                                                      -------------------   -------------------   ---------------
                 Total benefits and expenses                                  965,124             2,755,491         2,989,512
                                                                      -------------------   -------------------   ---------------
                 (Loss) income from operations before income tax              (1,701,386)            59,258           363,325
                                                                      -------------------   -------------------   ---------------
Income tax (benefit) expense:
     Current                                                                   47,043                64,245            80,922
     Deferred                                                                   (654,033)              (60,259)        27,879
                                                                      -------------------   -------------------   ---------------
                 Total income tax (benefit) expense                             (606,990)             3,986           108,801
                                                                      -------------------   -------------------   ---------------
                                                                      -------------------   -------------------   ---------------
                 Net (loss) income                                 $          (1,094,396)$           55,272    $      254,524
                                                                      ===================   ===================   ===============
See accompanying notes to consolidated financial statements.







                                                         ALLIANZ LIFE INSURANCE COMPANY
                                                        OF NORTH AMERICA AND SUBSIDIARIES
                                             Consolidated Statements of Comprehensive Income (Loss)
                                                  Years ended December 31, 2008, 2007, and 2006
                                                                 (In thousands)
                                                                                    2008             2007             2006
                                                                                -------------   --------------   --------------
Net (loss) income                                                            $    (1,094,396)$      55,272    $     254,524
Foreign currency translation adjustments, net of tax                                  (7,922)        6,520              130
Unrealized losses on post-retirement obligation:
     Unrealized net actuarial (losses) gains arising during
        the period, net of tax benefit of $966, $0, and $0
        in 2008, 2007, and 2006, respectively                                         (1,794)           78               -
     Decrease (increase) in unrealized prior service cost
        arising during the period, net of tax (expense) benefit of $(280),
        $606, and $0 in 2008, 2007, and 2006, respectively                            521              (1,190)           -
                                                                                -------------   --------------   --------------
                 Total unrealized post-retirement
                    obligation losses                                                 (1,273)          (1,112)           -
Unrealized (losses) gains on fixed-maturity and equity securities:
     Unrealized holding losses arising during the period,
        net of effect of shadow adjustments of $(107,983),
        $(361,836), and $(90,188) in 2008, 2007, and 2006,
        respectively, and net of tax benefit of $1,375,544
        $137,044, and $194,881 in 2008, 2007, and 2006,
        respectively                                                              (2,554,563)        (253,995)        (362,437)
     Decrease in unrealized holding losses due to
        reclassification adjustment for realized losses
        included in net (loss) income, net of tax (expense)
        of $(1,371,391), $(248,842) and $(195,095), in 2008,                    2,546,868          462,135          362,318
        2007, and 2006, respectively
                                                                                -------------   --------------   --------------
                 Total unrealized holding (losses) gains                              (7,695)      208,140                (119)
                                                                                -------------   --------------   --------------
                                                                                -------------   --------------   --------------
                 Total other comprehensive (loss) income                             (16,890)      213,548               11
                                                                                -------------   --------------   --------------
                                                                                -------------   --------------   --------------
                 Total comprehensive (loss) income                           $    (1,111,286)$     268,820    $     254,535
                                                                                =============   ==============   ==============
See accompanying notes to consolidated financial statements.





                                                                         ALLIANZ LIFE INSURANCE COMPANY
                                                                   OF NORTH AMERICA AND SUBSIDIARIES
                                                            Consolidated Statements of Stockholder's Equity
                                                             Years ended December 31, 2008, 2007, and 2006
                                                                            (In thousands)
                                                                                                         Accumulated
                                                                            Additional                     other            Total
                                           Common    Preferred     Loan to     paid-in      Retained    comprehensive  stockholder's
                                           stock      stock      affiliate    capital      earnings        income           equity
                                           --------  --------   ----------  ----------   ----------- -----------------     ---------
2006:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,259,705  $ 133,146     $      3,305,125
           Comprehensive income:
              Net income                        -        -            -            -        254,524         -               254,524
              Net unrealized loss on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -        (119)                (119)
              Net unrealized gain on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -         130                  130
                                                                                                                       -------------
                   Total comprehensive
                      income                                                                                                254,535
           Adjustment to initially apply
              SFAS No. 158, net of tax          -        -            -            -             -       2,422                2,422
           Dividends paid                       -        -            -            -       (130,000)        -              (130,000)
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,384,229  $ 135,579     $      3,432,082
                                           ========  ========   ==========  ==========   ===========   ===========     =============
2007:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,384,229  $ 135,579     $      3,432,082
           Comprehensive income:
              Net income                        -        -            -            -         55,272         -                55,272
              Net unrealized gain on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -     208,140              208,140
              Net unrealized loss on
                post-retirement
                obligation, net of
                deferred taxes                  -        -            -            -             -      (1,112)              (1,112)
              Net unrealized gain on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -       6,520                6,520
                                                                                                                       -------------
                   Total comprehensive
                      income                                                                                                268,820
           Adjustment to initially apply
              EITF 06-5 net of tax              -        -            -            -           (415)        -                  (415)
           Capital contribution                 -        -            -       150,000            -          -               150,000
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (250,000)  $2,273,371  $  1,439,086  $ 349,127     $      3,850,487
                                           ========  ========   ==========  ==========   ===========   ===========     =============
2008:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,273,371  $  1,439,086  $ 349,127     $      3,850,487
           Comprehensive loss:
              Net loss                          -        -            -            -     (1,094,396)        -            (1,094,396)
              Net unrealized loss on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -      (7,695)              (7,695)
              Net unrealized loss on
                post-retirement
                obligation, net of
                deferred taxes                  -        -            -            -             -      (1,273)              (1,273)
              Net unrealized loss on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -      (7,922)              (7,922)
                                                                                                                       -------------
                   Total comprehensive
                      loss                                                                                               (1,111,286)
           Capital contribution                 -        -            -       280,000            -          -               280,000
           Payment received on loan             -        -        44,269           -             -          -                44,269
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (205,731)  $2,553,371  $    344,690  $ 332,237     $      3,063,470
                                           ========  ========   ==========  ==========   ===========   ===========     =============
See accompanying notes to consolidated financial statements.






                                                   ALLIANZ LIFE INSURANCE COMPANY
                                                  OF NORTH AMERICA AND SUBSIDIARIES
                                                Consolidated Statements of Cash Flows
                                            Years ended December 31, 2008, 2007, and 2006
                                                           (In thousands)
                                                                              2008                  2007             2006
                                                                       -------------------   -------------------   --------------
Cash flows provided by (used in) operating activities:
     Net (loss) income                                              $          (1,094,396)$           55,272    $     254,524
                                                                       -------------------   -------------------   --------------
        Adjustments to reconcile net (loss) income to net
        cash provided by (used in) operating activities:
           Realized investment losses                                        3,918,259               711,088          555,195
           Purchases of trading securities                                       (840,996)           (2,196,297)      (1,345,475)
           Sale and other redemptions of trading securities                  1,277,531               558,380          198,668
           Unrealized loss on annuity-related options and
              gross reserves                                                       (9,261)           347,575          912,662
           Deferred income tax (benefit) expense                                 (654,033)              (60,259)       27,879
           Charges to policy account balances                                     (94,450)              (73,808)         (69,941)
           Gross interest credited to policy account balances                1,228,477             1,041,726          730,546
           Amortization of (discount) premium, net                                (71,591)               (4,942)      111,697
           Impairment of goodwill                                                1,175                    -                -
           Change in:
              Accrued investment income                                           (45,800)              (57,254)         (72,326)
              Receivables                                                        4,104               103,102            (106,654)
              Reinsurance recoverable                                           29,991                59,201             (84,138)
              Deferred acquisition costs                                       (2,784,064)             (650,735)      (1,049,646)
              Future policy benefit reserves                                 1,107,217               183,321          139,631
              Policy and contract claims                                          (17,884)              (86,869)        8,944
              Other policyholder funds                                            (11,193)            21,034             (66,312)
              Unearned premiums                                                 47,933                  (15,566)       20,243
              Other assets and liabilities                                       (236,367)             (130,342)       32,512
           Other, net                                                           11,618                  (83,644)         (24,779)
                                                                       -------------------   -------------------   --------------
                 Total adjustments                                           2,860,666                 (334,289)         (81,294)
                                                                       -------------------   -------------------   --------------
                 Net cash provided by (used in)
                    operating activities                            $        1,766,270    $            (279,017)$     173,230
                                                                       -------------------   -------------------   --------------







                                                   ALLIANZ LIFE INSURANCE COMPANY
                                                 OF NORTH AMERICA AND SUBSIDIARIES
                                               Consolidated Statements of Cash Flows
                                           Years ended December 31, 2008, 2007, and 2006
                                                           (In thousands)
                                                                            2008                  2007                   2006
                                                                  -------------------   -------------------    -------------------
Cash flows provided by (used in) operating activities          $        1,766,270    $            (279,017) $          173,230
                                                                  -------------------   -------------------    -------------------
Cash flows used in investing activities:
     Purchase of available-for-sale fixed-maturity securities             (8,247,931)           (5,081,265)           (10,363,440)
     Purchase of available-for-sale equity securities                          -                   (80,172)               (34,641)
     Purchase of derivative securities                                    (2,350,592)             (990,171)              (847,025)
     Purchase of real estate                                                  (3,360)               (6,667)              (152,003)
     Funding of mortgage loans on real estate                               (570,887)           (1,296,133)            (1,434,435)
     Sale and other redemptions of available-for-sale
        fixed-maturity securities                                       2,399,795             2,092,453              6,748,812
     Matured fixed-maturity securities                                    217,406               434,999                517,786
     Sale of equity securities, tax-free exchanges,
        and spin-offs                                                      14,906                68,230                510,179
     Sale of derivative securities                                      1,368,782               407,686                452,654
     Sale of real estate                                                       -                157,179                 57,912
     Change in securities held under agreements to
        repurchase                                                             -                     -                   (559,615)
     Repayment of mortgage loans on real estate                           130,544               255,996                178,323
     Net change in short-term securities                                    (760,154)           246,611                  (839,436)
     Purchase of home office property and equipment                           (2,324)               (6,638)               (75,775)
     Purchase of interest in equity method investees                          (3,079)              (12,847)               (75,026)
     Sale of interest in equity method investee                                -                     -                  23,588
     Purchase of subsidiary, net of cash acquired                              -                   (11,655)                 -
     Change in loan to affiliate                                           11,600                 (507,273)             11,447
     Options written                                                      958,790               603,961                699,877
     Other, net                                                            12,961                 2,545                   (14,964)
                                                                  -------------------   -------------------    -------------------
                 Net cash used in investing activities                    (6,823,543)           (3,723,161)            (5,195,782)
                                                                  -------------------   -------------------    -------------------
Cash flows provided by financing activities:
     Policyholders' deposits to account balances                        5,503,872             5,858,335              7,201,051
     Policyholders' withdrawals from account balances                     (4,493,703)           (3,309,471)            (2,563,981)
     Policyholders' net transfers between account balances              3,741,384             1,278,775                363,919
     Change in amounts drawn in excess of bank balances                      (32,605)            73,617                   (23,476)
     Capital contribution from parent company                             280,000               150,000                     -
     Payment received on loan to affiliate classified in equity            44,269                    -                      -
     Change in mortgage notes payable                                         (5,048)              (12,777)             40,236
                                                                  -------------------   -------------------    -------------------
                 Net cash provided by financing activities              5,038,169             4,038,479              5,017,749
                                                                  -------------------   -------------------    -------------------
                 Net change in cash                                          (19,104)            36,301                    (4,803)
Cash at beginning of year                                                  92,177                55,876                 60,679
                                                                  -------------------   -------------------    -------------------
Cash at end of year                                            $           73,073    $           92,177     $           55,876
                                                                  ===================   ===================    ===================
Supplemental data:
     Noncash investing and financing activity:
        Dividend to parent company                             $               -     $               -      $            (130,000)
See accompanying notes to consolidated financial statements.







                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(1) ORGANIZATION

    Allianz Life Insurance Company of North America is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), which is a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. Allianz Life Insurance Company of North America and its wholly owned subsidiaries are referred to as the Company.

    The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2008 statutory net premium written, 96%, 2%, and 2% of the Company's business is annuity, life insurance, and accident and health, respectively. The annuity business is comprised of fixed-indexed, variable, five-year deferred, and one-year deferred annuities representing 51%, 37%, 7%, and 5% of 2008 statutory net premium written, respectively. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. Accident and health business is comprised primarily of long-term care (LTC) insurance. The Company exited most other health insurance business in 2006 (see note 14). The Company's primary distribution channels are through independent agents, broker/dealers, banks, and third-party marketing organizations.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a)  BASIS OF PRESENTATION

         The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

    (b)  USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the Consolidated Financial Statements. Such changes in estimates are recorded in the period they are determined.

    (c)  INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS

         Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned premiums, which include unearned revenue reserves (URR), and recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in







                                        9                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in net interest credited to policyholder account values and policyholder benefits, respectively, on the Consolidated Statements of Operations.

    (d)  LIFE AND ACCIDENT AND HEALTH INSURANCE

         Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

         Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

    (e)  GOODWILL

         Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired
         (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any. Goodwill is reported in other assets on the Consolidated Balance Sheets.

         Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if an event occurs or circumstances change. The goodwill impairment test follows a two step process as defined in Statement of Financial Accounting Standards (SFAS) No. 142, Goodwill and Other Intangible Assets (SFAS 142). In the first step, the fair value of a reporting unit is compared to its carrying value. This process requires judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; and expected revenues and earnings. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss would be recognized in an amount equal to that excess. The carrying value will be reduced to its fair value with a corresponding charge to operations.

    (f)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

         The value of insurance in-force purchased is recorded as the VOBA. VOBA is reported in other assets on the Consolidated Balance Sheets. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

         Adjustments to VOBA are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support







                                       10                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         policyholder  liabilities  (commonly   known  as  shadow  VOBA).  These
         adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

         Intangible assets are identified by the Company in accordance with SFAS 142, which requires an identifiable intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified at acquisition, and continually monitors these assumptions. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

         The Company's intangible assets include trademarks, agent lists, and noncompete agreements that were acquired as a result of the Company's ownership in field marketing organizations. Intangible assets are reported in other assets on the Consolidated Balance Sheets. These intangible assets were assigned values using the present value of projected future cash flows as a base and are generally amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the present value of future cash flows and were determined to have an indefinite useful life.

         Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

         Recoverability of the value of the nonamortizing intangible assets is assessed under SFAS 142, which states that nonamortizing intangible assets shall be tested for recoverability annually or earlier if events or changes in circumstances indicate the carrying amount may not be recoverable.

    (g)  DEFERRED ACQUISITION COSTS

         Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) is reviewed for recoverability, at least annually, and adjusted when necessary. Recoverability is evaluated separately for fixed-indexed annuities, variable annuities, and life insurance products. Recoverability is a two-step process where current policy year issues are evaluated, and then in-force policies are evaluated. Before assessing recoverability, DAC is capped such that the balance can not exceed the original capitalized costs plus interest.







                                       11                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

         The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively on the Consolidated Statements of Operations.

         Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as inforce management action such as crediting rate changes or index rate cap adjustments. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations. See further discussion of DAC unlocking in note 9.

         The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    (h)  DEFERRED SALES INDUCEMENTS

         Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

         Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are reported in other assets in the Consolidated Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in policyholder benefits on the Consolidated Statements of Operations. DSI capitalization related to a persistency







                                       12                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         and immediate bonus on non-indexed annuities are recorded in policyholder benefits on the Consolidated Statements of Operations at policy issuance. DSI capitalization related to an immediate bonus on fixed-indexed annuities is recorded in policy fees on the Consolidated Statements of Operations at policy issuance.

         Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         Adjustments may also be made to DSI related to deferred annuities for investment activity, such as defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations.

    (i)  FUTURE POLICY BENEFIT RESERVES

         Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

    (j)  POLICY AND CONTRACT ACCOUNT BALANCES

         Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts
         - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, such as index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon estimates of future policyholder behavior. The Company must include provisions for the Company's own credit risk and for risk that the Company's assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

         Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

         Policy and contract account balances for variable annuity products are carried at accumulated contract values. Additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as







                                       13                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         index and volatility, along with estimates of future policyholder behavior. These additional reserves are reflected in future policy benefit reserves on the Consolidated Balance Sheets.

    (k)  POLICY AND CONTRACT CLAIMS

         Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

    (l)  REINSURANCE

         The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and policy and contract claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable, and are included in other liabilities on the Consolidated Balance Sheets.

         A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Consolidated Balance Sheets. Such gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies. These amortized gains are recorded in other (loss) revenue on the Consolidated Statements of Operations.

    (m)  INVESTMENTS

         The Company classifies certain fixed-maturity and equity securities as "available-for-sale." Accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized
         amounts   been  realized.  The  Company  has  portfolios   of   certain
         fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The primary trading portfolio is used to attempt to match the change in value associated with embedded derivative liabilities related to fixed-indexed annuities. This match is not effective to the extent there are credit related factors impacting the value of the securities in this trading portfolio. The Company also has other trading portfolios that are actively managed. In accordance with the investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared. Interest is accrued as earned.







                                       14                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios. Within these portfolios, derivatives can be used for hedging, replication, and income generation only. The financial instruments are valued and carried at fair value and the unrealized gains and losses on the derivatives are reflected in derivative (loss) income within the Consolidated Statements of
         Operations as they do not meet the requirements for an accounting hedge.

         In 2008, the Company purchased a $694,950 notional value of fixed-maturity securities held as available-for-sale with variable interest rates. The Company entered into interest rate swaps with notional amounts equal to the par value of the fixed-maturity securities and maturity dates, in order to attempt to hedge changes in cash flows of the hedged items due to interest rate risk.

         To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as cash flow hedges to specific assets or liabilities on the Consolidated Balance Sheets and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include analysis of changes in fair value or cash flows associated with the hedge relationship.

         Hedge effectiveness is measured using the dollar offset method. The dollar offset method compares changes in cash flows of the hedging instrument with changes in the cash flows of the hedged item attributable to the hedged risk. Random changes in interest rate movements are assumed. Related changes in the cash flows of the hedging instrument are expected to offset the changes in the cash flows of the hedged item as the notional/par amounts, reset dates, interest rate indices, and business day conventions are the same for both the bond and the swap. The cumulative amount of unrealized gains and losses of the hedging instrument is recognized in accumulated other comprehensive income on the Consolidated Balance Sheets. The ineffective portion of the change in the fair value of the hedging instrument is recognized in realized investment losses in the Consolidated Statements of Operations.

         Forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

         For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments using the retrospective method. Any resulting adjustment is included in interest and similar income, net on the Consolidated Statements of Operations.







                                       15                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in interest and similar income, net on the Consolidated Statements of Operations. The Company analyzes loan impairment at least annually when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the most recent available industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

         Loans to affiliates are carried at cost. Interest on the loans is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation and amortized over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. At December 31, 2008, partnerships are accounted for at cost on the Consolidated Balance Sheets. The partnerships are accounted for at cost as the Company did not have a significant ownership percentage to require equity basis accounting. At December 31, 2007, partnerships were recorded at the contracted sale value, which represents fair value of the partnerships. The partnerships were recorded at the contracted sale value as the Company was actively selling the partnerships. Partnerships are recorded in other assets on the Consolidated Balance Sheets. Changes in carrying value are included in interest and similar income, net on the Consolidated Statements of Operations.

         The fair value of fixed-maturity securities and equity securities is obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. Prices obtained from third-party pricing sources are analytically reviewed by AZOA portfolio managers for reasonableness. In certain cases, including private assets as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. Treasury Bonds to estimate a market price. Also, the models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. The fair value of mortgage loans on real estate has been calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk was considered in this calculation implicitly within the discount rate used. The fair value of the options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. Fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

         Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date. Changes in the fair value of trading investments are recorded as realized investment losses on the Consolidated Statements of Operations.







                                       16                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other-than-temporary. For the year ended December 31, 2006, the Company adopted Financial Accounting Standards Board (FASB), FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, the extent and duration of the decline, market analysis, current events, recent price declines, likelihood of recovery in a reasonable period of time, and management's judgment, to determine whether fixed-income securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. For other-than-temporarily impaired securities where the Company is unable to assert intent and ability to hold, but otherwise expects the security to recover, in periods subsequent to the recognition of an other-than-temporary impairment loss, these impaired fixed-maturity securities are accounted for as if they had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity securities would be accreted over their remaining life in a prospective manner. For securities that are impaired due to issuer default or due to the Company otherwise not expecting the security to recover, there is no accretion of the impaired amounts.

         The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, recent price declines, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will incur additional impairments should the fair value fall below the book value.

         Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

    (n)  INVESTMENTS RECORDED USING THE EQUITY METHOD

         The Company uses the equity method of accounting for organizations in which the Company holds a minority interest. The Company's proportionate share of gains or losses is reflected in other (loss) revenue on the Consolidated Statements of Operations.

    (o)  ACCOUNTING FOR OPTION AND FUTURES CONTRACTS

         The Company provides additional benefits through certain life and annuity products, which are linked to the growth in the Standard and Poor's (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprised of a blend of the Dow Jones Industrial Average, FTSE 100, Barclays Capital US Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered







                                       17                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics with the objective to economically hedge these risks. The Company uses exchange-traded futures contracts with the objective to increase the effectiveness of the economic hedge. Management monitors in-force amounts and option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

         The OTC option contracts are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the options is derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in derivative
         (loss) income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in derivative
         (loss) income on the Consolidated Statements of Operations.

         Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in derivative (loss) income on the Consolidated Statements of Operations.

    (p)  SECURITIES LENDING

         The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance
         Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in interest and similar income, net on the Consolidated Statements of Operations. There were no securities lending transactions outstanding at December 31, 2008 or 2007.

         The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. government, U.S. government agency, or U.S. government agency mortgage-backed securities. The Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. However, the Company suspended securities lending activity in 2008. See note 16 for further discussion of this affiliated securities lending with Dresdner Klienwort Wasserstein.

    (q)  RECEIVABLES

         Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable, and the Company's







                                       18                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         assessment of collectibility. The allowance is estimated by aging the balances of the parties and setting up an allowance for any balances that are more than 90 days old.

    (r)  HOME OFFICE PROPERTY AND EQUIPMENT

         Property and equipment consist of furniture, office equipment, leasehold improvements, and computer hardware. Property and equipment are reported in other assets on the Consolidated Balance Sheets. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3 - 7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations. The Company's accumulated depreciation was $81,986 and $70,030 as of December 31, 2008, and 2007, respectively.

         Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2008, 2007, and 2006 was $2,275, $2,274, and $2,268, respectively. An addition to the Company's headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,104, $2,016, and $351 for the years ended December 31, 2008, 2007, and 2006, respectively.

    (s)  INCOME TAXES

         The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

         The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

         The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial







                                       19                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences, such as other-than-temporary impairments, will not reverse over time (see further discussion in note 15).

    (t)  STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE

         The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 16). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate. The unamortized loan balance is recorded as contra-equity in accordance with the FASB Emerging Issues Task Force (EITF) Issue No. 85-1, Classifying Notes Received for Capital Stock.

    (u)  STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY

         Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 21). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment net of tax reported as a separate component of comprehensive income on the Consolidated Statements of Comprehensive Income (Loss).

    (v)  SEPARATE ACCOUNTS AND ANNUITY PRODUCT GUARANTEES

         The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit
         (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

         Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts,







                                       20                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         (SOPO3-1) and are included in policyholder benefits on the Consolidated Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and the changes in these embedded derivatives are included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

         The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current policyholder account value.

         The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following features:

             o Return  of  Premium - Provides the greater of account value
             or  total  deposits  made   to   the  contract,  less  any  partial
             withdrawals and assessments.

             o Reset - Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.

             o Ratchet - Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.

             o Rollup - Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.

             o Earnings Protection Rider - Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

         The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

             o Return of Premium - Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

             o Ratchet - Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year
             anniversary  account  value  (prior   to   age 81),   adjusted  for
             withdrawals.

             o Rollup - Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

         The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits on the Consolidated







                                       21                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

         The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2008 and 2007:

             o 100   stochastically   generated   investment   performance
             scenarios.

             o Mean investment performance assumption was 7.96%.

             o Volatility assumption was 13.69%.

             o Mortality is assumed to be 50% and 60% of the 1994 MGDB Mortality Table as of December 31, 2008 and 2007, respectively.

             o Lapse rates vary by contract type and duration. As of December 31, 2008, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%.

             o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.

             o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

         The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

         The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

         The  GMAB  and GMWB liabilities  are  determined  each  period  as  the difference between expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy's first anniversary date.







                                       22                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2008 and 2007:

             o 200   stochastically   generated   investment   performance
             scenarios.

             o Market  volatility  assumption  of  23.3%  applied  to   an
             aggregate separate account funds beta of 58.0%.

             o Mortality is assumed to be 50% and 60% of the 1994 MGDB Mortality Table as of December 31, 2008 and 2007, respectively.

             o Lapse rates vary by contract type and duration. As of December 31, 2008, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%.

             o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

         Beginning in 2008, the Company also issued fixed-indexed annuities with a GMWB as an optional rider. The GMWB has a roll-up feature. The net amount at risk is partially limited because the policyholder account value has an annual credit that is floored at zero. Since the account value can not decrease, in contrast to a variable annuity, the difference between the withdrawal value and the account value will not diverge to the degree that is possible in a variable annuity.

    (w)  PERMITTED STATUTORY ACCOUNTING PRACTICES

         The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

    (x)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED

         In January 2009, the FASB issued FSP EITF No. 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). The FSP amends the impairment guidance of EITF No. 99-20, Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Financial Assets, by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities (SFAS 115), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material impact on the Company's Consolidated Financial Statements.

         In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). For financial statement elements currently required to be measured at fair value, this statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements.







                                       23                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The Company adopted this Statement as of January 1, 2008. Adopting SFAS 157 required changes to the methods for valuing liabilities for equity-indexed and guaranteed benefits provided in the Company's fixed-indexed and variable annuity products, which are currently accounted for under SFAS 133. As required by SFAS 157, the fair valuation models for these financial liabilities reflect components relating to the Company's own credit standing and risk margin. The consideration of these additional elements resulted in a decrease in future policy benefit reserves on the Company's Consolidated Balance Sheets of $96,106 as of January 1, 2008. The pre-tax income impact of this change, net of the related adjustments to amortization of DAC and DSI was $40,427.

         In February 2008, the FASB issued FSP SFAS No. 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 (FSP FAS 157-1). FSP FAS 157-1 amends SFAS 157 to exclude SFAS No. 13, Accounting for Leases (SFAS 13), and other accounting pronouncements that address fair value measurements under SFAS 13. The Company adopted this FSP as of January 1, 2008. The adoption did not impact the Company's Consolidated Financial Statements.

         In February 2008, the FASB issued FSP SFAS No. 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). FSP FAS 157-2 delays the effective date of SFAS 157 to fiscal years beginning after December 15, 2008 for certain nonfinancial assets and nonfinancial liabilities within the scope of the FSP. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FAS 157-2.

         In October 2008, the FASB issued FSP SFAS No. 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active. This FSP clarifies the application of SFAS 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The FSP states that the objective of a fair value measurement is to estimate the price that would be received to sell an asset currently (an exit price) in an orderly transaction that is not a forced liquidation or a distress sale, even if there is little or no market activity for the asset at the measurement date. Further, when relevant observable market information is not available, an approach that incorporates management's judgments about the assumptions that market participants would use in pricing the asset in a current sale transaction would be acceptable. The FSP was effective when issued. Adoption of this FSP did not have a material impact on the Company's Consolidated Financial Statements.

         In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This Statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Consolidated Statements of Operations. This statement was effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company adopted this statement as of January 1, 2008. The Company did not elect to apply the fair value option to any financial assets or financial liabilities upon adoption.

         In September 2008, the FASB issued FSP SFAS No. 133-1 and FASB Interpretation (FIN) No. 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1). This FSP amends SFAS 133 to require disclosures by sellers of credit derivatives, including credit







                                       24                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         derivatives embedded in a hybrid instrument. This Statement was effective for fiscal years ending after November 15, 2008. The Company adopted this FSP as of December 31, 2008.

         In September 2006, the FASB issued EITF Issue No. 06-5, Accounting for Purchases of Life Insurance - Determining the Amount That Could Be Realized in Accordance With FASB Technical Bulletin No. 85-4, Accounting for Purchases of Life Insurance (EITF 06-5). EITF 06-5 requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender certificate by certificate in a group policy. EITF 06-5 was effective for fiscal years beginning after December 15, 2006. The Company adopted EITF 06-5 on January 1, 2007. Adoption of EITF 06-5 resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

         In June 2006, the FASB issued FIN 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes (SFAS 109). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the Consolidated Financial Statements.

         In May 2007, the FASB issued FSP FIN 48-1, Definition of Settlement in FASB Interpretation No. 48 (FSP FIN 48-1). The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

         In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets, an amendment to SFAS No. 140 (SFAS 156). SFAS 156 requires that servicing assets or liabilities be initially measured at fair value, with subsequent changes in value reported based on either a fair value or amortized cost approach for each class of servicing asset or liability. Under previous guidance, such servicing assets or liabilities were initially measured at historical cost and the amortized cost method was required for subsequent reporting. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

         In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments, which amends FASB Statements No. 133 and No. 140. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, Recognition and Measurement of
         Derivatives: Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.







                                       25                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In September 2005, the AcSEC issued SOP No. 05-1, Deferred Acquisition Costs (DAC) on Internal Replacements (SOP 05-1), which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and the contractholder. If an internal replacement substantially changes a contract, then DAC is written off immediately through income. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Consolidated Financial Statements.

         In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this SAB did not have a material impact on the Consolidated Financial Statements.

         In September 2006, the FASB issued SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158), which improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. This was effective for public companies with fiscal years ending after December 15, 2006. The Company did have an impact from the adoption as disclosed in note 17. The Statement also requires that an employer measure the funded status of a plan as of the date of its year-end. This is effective for fiscal years ending after December 15, 2008. The Company adopted this guidance on December 31, 2008. Changing from a September 30 measurement date to a December 31 measurement date did not have a material impact on the Company's Consolidated Financial Statements.

         In November 2005, the FASB issued FSP FAS 115-1, The Meaning of Other Than temporary Impairments and its Application to Certain Investments, effective for reporting periods beginning after December 15, 2005. The FSP provides guidance on when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of other-than-temporary impairment, and disclosures about unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $612,635 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC, DSI, VOBA, URR, and the AAR. The investment losses were offset by increases of $322,676 in DAC, $34,424 in DSI, $7,472 in VOBA, $39,323 in URR, and a reduction of $19,715 in the AAR.







                                       26                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections - a Replacement of APB Opinion No. 20 and SFAS No. 3. This statement was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The statement requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

    (y)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED

         In December 2008, the FASB issued FSP FAS No. 132(R)-1, Employers' Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132(R)-
         1). This FSP amends SFAS No. 132(R), Employers' Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer's disclosures about plan assets of a defined benefit pension or other postretirement plan. The disclosures about plan assets required by FSP FAS 132(R)-1 will be provided for fiscal years ending after December 15, 2009. The FSP will not have a financial impact on the Company's Consolidated Financial Statements.

         In November 2008, the FASB issued EITF Issue No. 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). The EITF applies to all investments accounted for under the equity method. The EITF addresses certain questions that have been raised about the application of the equity method in light of changes in accounting for business combinations and noncontrolling interests under SFAS No. 141 (revised
         2007), Business Combinations (SFAS 141(R)), and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB 51 (SFAS 160). Other-than-temporary impairment testing need only be performed at the overall investment level rather than the individual asset level. When an equity method investee issues new shares, the investor will recognize a gain or loss associated with its corresponding change in ownership interest. The EITF is effective on a prospective basis in fiscal years beginning on or after December 15, 2008. The Company does not expect EITF 08-6 to have a material impact upon adoption.

         In April 2008, the FASB issued FSP FAS No. 142-3, Determination of the Useful Life of Intangible Assets (FSP FAS 142-3). The FSP applies to all recognized intangible assets and provides guidance on estimating the useful life of recognized intangible assets. The FSP requires that an entity should consider its own historical experience with similar arrangements when developing assumptions about renewal or extension. In the absence of historical experience, an entity should consider the assumptions that market participants would use. The assumptions should be adjusted for entity specific factors such as the entity's expected use of the asset. The FSP also adds new disclosures relating to the renewal or extension of recognized intangible assets. The FSP is effective for financial statements issued for fiscal years beginning after December 15, 2008. The Company does not expect FSP FAS 142-3 to have a material impact upon adoption.

         In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities - An amendment of FASB Statement No. 133. This Statement requires enhanced disclosures about an entity's derivative and hedging activities and thereby improves the transparency of financial reporting. This Statement is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company plans to adopt this guidance effective January 1, 2009. This Statement will not have a financial impact on the Consolidated Financial Statements.







                                       27                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In December 2007, the FASB issued SFAS 141(R). This Statement creates greater consistency in the accounting and financial reporting of business combinations. SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. This Statement is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company will apply SFAS 141(R) to business combinations with acquisition dates on or after January 1, 2009.

         In December 2007, the FASB issued SFAS 160. This Statement provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the consolidated financial statements. SFAS 160 also requires that accounting for transactions between an entity and noncontrolling interests be treated as equity transactions. SFAS 160 is effective for fiscal years beginning on or after
         December 15, 2008. This Statement is to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively for all periods presented. The Company does not expect SFAS 160 to have a material financial impact upon adoption.

    (z)  RECLASSIFICATIONS

         Certain prior year balances have been reclassified to conform to the current year presentation.

         During 2008, the Company changed its method of presentation for the market value liability option (MVLO) reserve releases by reclassifying portions of this activity to premiums and benefits on the Consolidated Statements of Operations (Adjustment 1). This change was made to better match surrenders, annuitizations, and death payments with the related reserve release, and isolated the change in fair value of the MVLO embedded derivative, resulting in more meaningful and representative benefit margins and other disclosures.

         The second reclassification (Adjustment 2) splits net investment income, as reported in prior years, into three separate report lines: interest and similar income, derivative income, and change in fair value of annuity embedded derivatives. The change in fair value of annuity embedded derivatives now includes the change in fair value of the MVLO and the change in fair value of GMWB and GMAB.

         The third reclassification (Adjustment 3) is to reclassify changes in GMWB and GMAB from policyholder benefits into the change in fair value of annuity embedded derivatives.

         The fourth reclassification (Adjustment 4) is to move the presentation of equity earnings amounts to be above the income from operations before income taxes line as the amounts are not material for separate line disclosure. This reclassification caused a change in deferred income tax expense (benefit) which is also presented on the
         Consolidated Statements of Cash Flows within net cash (used in) provided by operating activities.







                                       28                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The reclassifications resulted in adjustments to the Consolidated Statements of Operations as presented in the following tables:








                                                      For the year ended December 31, 2007
                                 --------------------------------------------------------------------------------
                                 As originally Adjustment    Adjustment    Adjustment    Adjustment
                                  reported         1             2             3             4        As adjusted
                                 -----------  ------------  ------------  ------------  ------------  -----------
Revenue:
   Premiums                    $   368,306  $           - $           - $           - $           - $   368,306
   Policy fees                     342,347       424,020              -             -             -     766,367
   Premiums and annuity
     considerations, ceded         (255,394)         (422)            -             -             -     (255,816)
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net premiums and
        considerations             455,259       423,598              -             -             -     878,857
   Net investment income         2,161,560       (473,652)   (1,687,908)            -             -            -
   Interest and similar income, net       -             -    2,565,331              -             -   2,565,331
   Derivative loss                        -             -      (251,392)            -             -     (251,392)
   Realized investment losses, net (710,978)            -             -             -             -     (710,978)
   Fee and commission revenue      199,356              -             -             -             -     199,356
   Other (loss) revenue            133,686              -             -             -          (111)    133,575
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total revenue              2,238,883        (50,054)     626,031              -          (111)  2,814,749
                                 -----------  ------------  ------------  ------------  ------------  -----------
Benefits and expenses:
   Policyholder benefits           541,638        (50,078)            -        3,522              -     495,082
   Change in fair value of annuity
     embedded derivatives                 -             -      626,031         (3,522)            -     622,509
   Benefit recoveries              (429,655)          24              -             -             -     (429,631)
   Net interest credited to
     policyholder account values 1,031,830              -             -             -             -   1,031,830
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net benefits               1,143,813        (50,054)     626,031              -             -   1,719,790
   Commissions and other agent
     compensation                  913,444              -             -             -             -     913,444
   General and administrative expen772,992              -             -             -             -     772,992
   Change in deferred acquisition
     costs, net                    (650,735)            -             -             -             -     (650,735)
                                                            ------------  ------------  ------------
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total benefits and expenses2,179,514        (50,054)     626,031              -             -   2,755,491
      Income from operations
        before income taxes         59,369              -             -             -          (111)     59,258
                                 -----------  ------------  ------------  ------------  ------------  -----------
Income tax expense (benefit):
   Current                          64,494              -             -             -          (249)     64,245
   Deferred                         (60,705)            -             -             -          446       (60,259)
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total income tax expense       3,789              -             -             -          197        3,986
                                -----------  ------------  ------------  ------------  ------------  -----------
      Income before equity earnings 55,580              -             -             -          (308)     55,272
Equity in earnings of equity
   method investees, net of tax        (308)            -             -             -          308             -
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net income               $    55,272  $           - $           - $           - $           - $    55,272
                                 ===========  ============  ============  ============  ============  ===========




                                       29                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)


                                                       For the year ended December 31, 2006
                                -----------------------------------------------------------------------------------
                                As originally  Adjustment    Adjustment    Adjustment    Adjustment
                                  reported          1             2             3            4        As adjusted
                                -------------  ------------  ------------  ------------  -----------  -------------
Revenue:
   Premiums                   $     597,903  $           - $           - $           - $          - $     597,903
   Policy fees                      358,630       223,655              -             -            -       582,285
   Premiums and annuity
     considerations, ceded          (320,596)         (354)            -             -            -       (320,950)
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net premiums and              635,937       223,301              -             -            -       859,238
        considerations
   Net investment income          1,689,688       (256,689)   (1,432,999)            -            -              -
   Interest and similar income, net        -             -    2,142,843              -            -     2,142,843
   Derivative income                       -             -      643,231              -            -       643,231
   Realized investment losses, net  (557,413)            -             -             -            -       (557,413)
   Fee and commission revenue       160,294              -             -             -            -       160,294
   Other (loss) revenue             102,731              -             -             -       1,913        104,644
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total revenue               2,031,237        (33,388)   1,353,075              -       1,913      3,352,837
                                -------------  ------------  ------------  ------------  -----------  -------------
Benefits and expenses:
   Policyholder benefits            737,001        (33,402)            -        8,126             -       711,725
   Change in fair value of annuity
     embedded derivatives                  -             -    1,353,075         (8,126)           -     1,344,949
   Benefit recoveries               (403,779)          14              -             -            -       (403,765)
   Net interest credited to
     policyholder account values    725,296              -             -             -            -       725,296
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net benefits                1,058,518        (33,388)   1,353,075              -            -     2,378,205
   Commissions and other agent
     compensation                 1,035,765              -             -             -            -     1,035,765
   General and administrative expens625,188              -             -             -            -       625,188
   Change in deferred acquisition
    costs, net                    (1,049,646)            -             -             -            -     (1,049,646)
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total benefits and expenses 1,669,825        (33,388)   1,353,075              -            -     2,989,512
      Income from operations
        before income taxes         361,412              -             -             -       1,913        363,325
                                -------------  ------------  ------------  ------------  -----------  -------------
Income tax expense (benefit):
   Current                           81,510              -             -             -         (588)       80,922
   Deferred                          28,558              -             -             -         (679)       27,879
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total income tax expense      110,068              -             -             -       (1,267)      108,801
                                -------------  ------------  ------------  ------------  -----------  -------------
                                -------------  ------------  ------------  ------------  -----------  -------------
 Income before equity earnings      251,344              -             -             -       3,180        254,524
Equity in earnings of equity
   method investees, net of tax       3,180              -             -             -       (3,180)             -
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net income              $     254,524  $           - $           - $           - $          - $     254,524
                                =============  ============  ============  ============  ===========  =============






                                       30                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





The   reclassifications  resulted  in  adjustments  to  the  Consolidated
Statements of Cash Flows as presented in the following tables:






                                               For the year ended December 31, 2007
                                           -----------------------------------------------------------------------------------------
                                              As originally  Adjustment     Adjustment    Adjustment     Adjustment
                                               reported          1              2              3             4         As adjusted
                                              ------------  -------------  -------------  ------------  -------------  -------------
Cash flows provided by (used in) operating
activities:
   Net (loss) income                       $       55,272  $       -      $       -      $      -      $       -      $      55,272
                                              ------------  -------------  -------------  ------------  -------------  -------------
     Adjustments to reconcile net (loss)
     income to net cash provided by
     (used in) operating activities:
       Realized investment losses                 711,088          -              -             -              -            711,088
       Purchases of trading securities         (2,196,297)         -              -             -              -         (2,196,297)
       Sale and other redemptions of
        trading securities                        558,380          -              -             -              -            558,380
       Unrealized loss on annuity-related
        options and gross reserves                347,575          -              -             -              -            347,575
       Deferred income tax (benefit) expense      (60,705)         -              -             -             446           (60,259)
       Charges to policy account balances         (73,808)         -              -             -              -            (73,808)
       Gross interest credited to policy
       account balances                         1,041,726          -              -             -              -          1,041,726
       Amortization of (discount)
        premium, net                               (4,942)         -              -             -              -             (4,942)
       Equity in earnings of equity method
        investees                                     111          -              -             -               (111)         -
       Change in:
        Accrued investment income                 (57,254)         -              -             -              -            (57,254)
        Receivables                               103,102          -              -             -              -            103,102
        Reinsurance recoverable                    59,201          -              -             -              -             59,201
        Deferred acquisition costs               (650,735)         -              -             -              -           (650,735)
        Future policy benefit reserves            183,321          -              -             -              -            183,321
        Policy and contract claims                (86,869)         -              -             -              -            (86,869)
        Other policyholder funds                   21,034          -              -             -              -             21,034
        Unearned premiums                         (15,566)         -              -             -              -            (15,566)
        Other assets and liabilities             (130,342)         -              -             -              -           (130,342)
       Other, net                                 (83,309)         -              -             -               (335)       (83,644)
                                              ------------  -------------  -------------  ------------  -------------  -------------
          Total adjustments                      (334,289)         -              -             -              -           (334,289)
                                              ------------  -------------  -------------  ------------  -------------  -------------
          Net cash provided by (used in)
                      operating activities $     (279,017)$        -     $        -     $       -     $        -     $     (279,017)
                                              ============  =============  =============  ============  =============  =============






                                       31                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)



-----------------------------------------------------------------------------------------------------------------------------------
                                         For the year ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                      As originally   Adjustment     Adjustment    Adjustment    Adjustment         As
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                        reported           1             2              3             4          Adjusted
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
operating activities:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Net (loss) income                $    254,524    $       -     $        -     $       -     $       -     $   254,524
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     Adjustments to reconcile net (loss)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     income to net cash provided by
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     (used in) operating activities:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Realized investment losses         555,195            -              -             -             -         555,195
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Purchases of trading securities    (1,345,475)        -              -             -             -         (1,345,475)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Sale and other redemptions of
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        trading securities               198,668            -              -             -             -         198,668
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Unrealized loss on annuity-related
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        options and gross reserves       912,662            -              -             -             -         912,662
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Deferred income tax (benefit)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        expense                           28,558            -              -             -              (679)     27,879
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Charges to policy account balances    (69,941)        -              -             -             -            (69,941)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Gross interest credited to policy
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        account balances                 730,546            -              -             -             -         730,546
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Amortization of (discount)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        premium, net                     111,697            -              -             -             -         111,697
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Equity in earnings of equity
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        method investees                     (1,913)        -              -             -          1,913             -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Change in:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Accrued investment income           (72,326)        -              -             -             -            (72,326)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Receivables                        (106,654)        -              -             -             -           (106,654)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Reinsurance recoverable             (84,138)        -              -             -             -            (84,138)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Deferred acquisition costs       (1,049,646)        -              -             -             -         (1,049,646)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Future policy benefit reserves   139,631            -              -             -             -         139,631
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Policy and contract claims         8,944            -              -             -             -           8,944
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Other policyholder funds            (66,312)        -              -             -             -            (66,312)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Unearned premiums                 20,243            -              -             -             -          20,243
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Other assets and liabilities      32,512            -              -             -             -          32,512
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Other, net                            (23,545)        -              -             -            (1,234)       (24,779)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          Total adjustments                 (81,294)        -              -             -             -            (81,294)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by (used in)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                    operating activities $173,230    $       -     $        -     $       -     $       -     $   173,230
--------------------- ----------------==============--============--=============--============--============--=============-------








                                       32                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(3) RISK DISCLOSURES

    The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

    (a)  CREDIT RISK

         The risk that issuers of fixed rate and variable rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. This risk has significantly increased in 2008 caused by the overall decline in U.S. economic conditions resulting in higher security credit spreads and related declines in investment value. The Company is at risk of economically realizing these losses if it is required to sell investments to meet its cash flow needs. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities. The Company also has an asset-liability management strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration.

         For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least monthly.

    (b)  CREDIT CONCENTRATION RISK

         The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit. This risk has increased in 2008 and early 2009 due to the merger of financial institutions for which the Company holds related investments.

         The Company's Asset Liability Management Committee (ALCO) recommends an investment policy to both the Allianz of America Finance Committee (AZOA FiCo), and subsequently the Board of Directors for Allianz Life Insurance Company of North America (Allianz Life BOD). The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by ALCO who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. AZOA FiCo and subsequently the Allianz Life BOD review the policy and mandates at least annually.







                                       33                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

    (c)  LIQUIDITY RISK

         The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices, especially in the current investment environment. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

         The Company attempts to manage liquidity within three specific domains: monitoring product development, product management, business operations, and the investment portfolio; setting asset/liability management (ALM) strategies; and managing the daily ALM and cash requirements.

    (d)  INTEREST RATE RISK

         The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. This is also the risk that interest rates will change and cause an increase in the value of variable annuity guarantees, including GMWB, GMAB, GMIB, and GMDB.

         The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. The transfer of interest rate risk exposure to policyholders is based on risk free rates versus changes in effective yield of the investment portfolio. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The Company attempts to limit interest rate risk on variable annuity guarantees through product development and pricing and product management. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

    (e)  EQUITY MARKET RISK

         The risk that movements in the equity markets will result in losses to assets held by the Company or that product features tied to equity markets will increase in value by more than held assets. Fixed-indexed annuity products increase the policy value based on the growth of market indexes. The Company attempts to hedge this exposure with a combination of OTC and exchange-traded derivatives.







                                       34                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         An additional risk is that variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn or an increase in hedging costs due to greater market volatility, both of which were realized in 2008. The Company has adopted an economic hedging program using derivative instruments to attempt to manage the delta (equity market) risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. The Company does not have a vega (market volatility) hedge but attempts to manage risk prospectively through product development and pricing. Equity market risk is also partially mitigated by separate account fund allocation restrictions.

         For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk. The Company also implemented a delta hedge on the GMAB benefit in November 2008.

    (f)  LEGAL/REGULATORY RISK

         The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders. The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company also has defined suitability standards that are at least as rigorous as, and usually exceeding, the requirements of regulators.

    (g)  RATINGS RISK

         The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed at least quarterly to assess how rating agency capital adequacy models would be impacted by severe economic events.

    (h)  MORTALITY RISK

         The risk that life expectancy assumptions used by the Company to price its life insurance business are too aggressive (i.e. insureds live shorter than expected lives). The Company mitigates this risk primarily through reinsurance. Approximately 90% of the Company's mortality risk on its life business is reinsured to third parties. The Company also reviews its mortality assumptions at least annually, reviews mortality experience periodically, and uses conservative underwriting methods relative to the industry.

    (i)  REINSURANCE RISK

         The risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure in its life and long-term care business and to divest of blocks of business no longer considered core to the Company. The Company has established controls to mitigate reinsurance risk. Counterparty ratings must meet certain thresholds or a trust is required to







                                       35                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         be established. All arrangements are regularly monitored to determine if trusts or letters of credit are sufficient to support the ceded liabilities. The Company also diversifies its exposure across a minimum of three reinsurers for a single life product. Also, the Company reviews the financial standings and ratings of its reinsurance counterparties at least quarterly.

(4) ACQUISITION OF BUSINESS

    On April 1, 2007, the Company purchased 100% of all issued and outstanding shares of common stock of Templeton Funds Annuity Company (TFAC) from Franklin Agency, Inc., a wholly owned subsidiary of Franklin Resources, Inc.
    (FRI).  TFAC  was subsequently renamed  Allianz  Life  and  Annuity  Company
    (ALAC). The results of operations and financial condition of ALAC, which are not material, have been included in the Consolidated Financial Statements since April 1, 2007. ALAC is a life insurance company licensed in forty-five states and the District of Columbia. It has existing variable annuity insurance contracts and is not actively selling or marketing any of the existing products. The primary reason for this acquisition was to obtain the variable annuity licenses.

    The Company acquired ALAC for a purchase price of $14,542. The purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The Company has assigned $11,276 to tangible net assets, and $2,050 to identifiable intangible assets consisting of insurance licenses. These intangible assets have indefinite lives and are not amortized but are instead subject to impairment tests. The excess of the purchase price over the estimated fair values of net assets acquired was recorded as goodwill in the amount of $1,216. The goodwill and intangible assets are nondeductible for tax purposes. This acquisition was accounted for using the purchase method.

    The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition of April 1, 2007:



 Cash                                                         $   2887
 Other current assets                                             9700
 Intangible assets                                                2050
 Goodwill                                                         1216
 Separate account assets                                          9338
                                                                -------
                                  Total assets acquired          25191
                                                                -------
 Current liabilities                                              1311
 Separate account liabilities                                     9338
                                                                -------
                                  Total liabilities assumed      10649
                                                                -------
                                  Net assets acquired         $  14542
                                                                -------









                                       36                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(5) INVESTMENTS

    At December 31, 2008 and 2007,  the amortized cost or cost, gross unrealized
    gains,   gross   unrealized   losses,   and   estimated   fair   values   of
    available-for-sale securities are as shown in the following table:


                                                 Amortized           Gross             Gross            Estimated
                                                   cost           unrealized        unrealized            fair
                                                  or cost            gains            losses              value
                                              ----------------  ----------------  ----------------   ----------------
2008:
    Fixed-maturity securities:
       U.S. government                      $       697,066   $       189,040   $             -   $        886,106
       Agencies not backed by the
          full faith and credit of the
          U.S. government                           119,797            11,743                 -            131,540
       States and political subdivisions            301,441             8,335                 -            309,776
       Foreign government                           203,776            22,354                 -            226,130
       Public utilities                           1,727,221            55,899                 -          1,783,120
       Corporate securities                      20,220,773           425,890                 -         20,646,663
       Mortgage-backed securities                12,210,356           486,660                 -         12,697,016
       Collateralized mortgage
          obligations                                40,792             4,925                 -             45,717
                                              ----------------  ----------------  ----------------   ----------------
                Total fixed-maturity
                   securities                    35,521,222         1,204,846                 -         36,726,068
    Equity securities                                    84                 -                 9                 75
                                              ----------------  ----------------  ----------------   ----------------
                                              ----------------  ----------------  ----------------   ----------------
                Total available-for-sale
                   securities               $    35,521,306   $     1,204,846   $             9   $     36,726,143
                                              ================  ================  ================   ================
2007:
    Fixed-maturity securities:
       U.S. government                      $     1,929,269   $       168,500   $             -   $      2,097,769
       Agencies not backed by the
          full faith and credit of the
          U.S. government                            33,726             2,404                 -             36,130
       States and political subdivisions            289,978            17,711                 -            307,689
       Foreign government                           215,739            13,756                 -            229,495
       Public utilities                           1,451,535            38,805                 -          1,490,340
       Corporate securities                      19,015,811           547,864                 -         19,563,675
       Mortgage-backed securities                10,276,194           342,603                 -         10,618,797
       Collateralized mortgage
          obligations                                45,180             2,247                 -             47,427
                                              ----------------  ----------------  ----------------   ----------------
                Total fixed-maturity
                   securities                    33,257,432         1,133,890                 -         34,391,322
    Equity securities                                17,601               222             1,104             16,719
                                              ----------------  ----------------  ----------------   ----------------
                                              ----------------  ----------------  ----------------   ----------------
                Total available-for-sale
                   securities               $    33,275,033   $     1,134,112   $         1,104   $     34,408,041
                                              ================  ================  ================   ================








                                       37                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The net unrealized gains (losses) on available-for-sale securities and cash flow hedges consist of the following at December 31:








                                                   2008                  2007                  2006
                                             ------------------    ------------------    ------------------
Available-for-sale:
     Fixed maturities                     $       1,204,846     $       1,133,890     $         450,887
     Equities                                               (9)                 (882)               347
Cash flow hedges                                     24,306                    -                     -
Adjustments for:
     DAC                                              (705,203)             (599,149)             (258,680)
     VOBA                                              (21,239)              (23,332)               (9,013)
     DSI                                               (58,587)              (60,981)              (24,405)
     URR                                             56,976                63,392                33,862
     Deferred taxes                                   (175,376)             (179,529)              (67,729)
                                             ------------------    ------------------    ------------------
                 Net unrealized gains     $         325,714     $         333,409     $         125,269
                                             ==================    ==================    ==================











    The changes in net unrealized gains on available-for-sale fixed-maturity securities before adjustments for deferred taxes, DAC, VOBA, DSI, and URR were $70,956, $683,003, and $185,451 for the years ended December 31, 2008,
    2007, and 2006, respectively.

    The changes in net unrealized gains (losses) on available-for-sale equity securities, before adjustments for deferred taxes, were $873, $(1,229), and $(95,167) for the years ended December 31, 2008, 2007, and 2006, respectively.

    The   amortized   cost   and  estimated  fair  value  of  available-for-sale
    fixed-maturity securities at December 31, 2008, by contractual maturity, are shown below.


                                                                          Amortized             Estimated
                                                                             cost               fair value
                                                                      -------------------   -------------------
Available-for-sale:
     Due in one year or less                                       $          200,915    $          203,943
     Due after one year through five years                                  3,280,962             3,316,346
     Due after five years through ten years                                10,653,615            10,849,689
     Due after ten years                                                    9,134,582             9,613,357
     Mortgage-backed securities and collateralized
        mortgage obligations                                               12,251,148            12,742,733
                                                                      -------------------   -------------------
                                                                      -------------------   -------------------
                 Total available-for-sale fixed-maturity securities$       35,521,222    $       36,726,068
                                                                      ===================   ===================


    Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $14,117,682 as of December 31, 2008.







                                       38                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:




                                     12 months or less      Greater than 12 months           Total
                                   -----------------------  -----------------------  -----------------------
                                               Unrealized               Unrealized               Unrealized
                                   Fair value    losses     Fair value    losses     Fair value    losses
                                   ----------- -----------  ----------  -----------  ----------  ----------
2008:
    Equity securities             $       75  $        9  $         - $          - $       75  $         9
                                   ----------- -----------  ----------  -----------  ----------  ----------
      Total temporarily impaired
        available-for-sale securities     75           9  $         - $          - $       75  $         9
                                   =========== ===========  ==========  ===========  ==========  ==========
2007:
    Equity securities             $   16,174  $    1,104  $         - $          - $   16,174  $     1,104
                                   ----------- -----------  ----------  -----------  ----------  ----------
      Total temporarily impaired
        available-for-sale securities 16,174       1,104  $         - $          - $   16,174  $     1,104
                                   =========== ===========  ==========  ===========  ==========  ==========







    As of December 31, 2008 and 2007, there were no available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities; for equity securities, there were 23 and 3, respectively.

    Proceeds from sales of available-for-sale and trading investments are presented in the following table:



----------------------------------------------------------------------------------------------------------------------
                                                             Years ended December 31,
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                               2008            2007             2006
----------------------------------------------------------------------------------------------------------------------
Available-for-sale:
----------------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                $    1,413,235   $   1,118,979   $     5,636,908
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free and taxable exchanges                -               -                 1,160
----------------------------------------------------------------------------------------------------------------------
    Equity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                        14,906          68,229           506,311
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free exchanges,
----------------------------------------------------------------------------------------------------------------------
        redemptions and spin-offs                                 -               -                 3,868
----------------------------------------------------------------------------------------------------------------------
Trading:
----------------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                     1,244,445         556,061           172,653
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free and taxable exchanges                -               -                 5,240
----------------------------------------------------------------------------------------------------------------------
    Equity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                        17,540           3,560             5,894
----------------------------------------------------------------------------------------------------------------------




    Trading forward commitments of $10,943, $0, and $0 were purchased and $10,943, $0, and $0 were sold by the Company during 2008, 2007 and 2006, respectively. There were no gains or losses realized in 2008, 2007, or 2006 from these securities. Available-for-sale forward commitments of $943,124, $0, and $0 were purchased and $943,124, $0, and $0 were sold by the Company during 2008, 2007 and 2006, respectively. There were no gains or losses realized in 2008, 2007, or 2006 from these securities.

    As of December 31, 2008 and 2007, investments with a carrying value of $85,741 and $91,063, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.


                                       39                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    As of December 31, 2008 and 2007, the Company held options purchased (asset) and options sold (liability) with the following amortized cost, fair value, and notional amounts:


                                                   2008              2007
                                              ---------------   ----------------
 Options
         Purchased (asset)
                           Amortized cost    $      484,060    $      482,639
                           Fair value               524,827           379,855
                           Notional              11,427,185        21,245,193
         Sold (liability)
                           Basis             $      316,248    $      304,351
                           Fair value               518,778           218,108
                           Notional               7,708,902        18,497,585


    The Company utilizes option contracts with the objective to economically hedge certain fixed-indexed annuity and life products tied to the S&P 500 index or NASDAQ 100 index as well as the objective to economically hedge certain variable annuity guaranteed benefits. The Company also utilizes futures to economically hedge fixed-indexed annuity and life and variable annuity guarantees.

    The following table presents the net realized gains (losses), gains (losses) on exercise of options, and corresponding changes in the policy and contract account balance being hedged.


                                                                           Years ended December 31,
                                                                   2008            2007            2006
Options to economically hedge certain fixed-indexed
      annuity and life products:
          Net realized (losses) gains                        $      (143,402) $    (211,217)$        127,367
          Gains on exercise of options                               417,573         10,743           80,182
          Decrease (increase) in policy and contract
              account balance                                        107,202       (152,379)      (1,096,386)
Options to economically hedge certain variable annuity
      guaranteed benefits:
          Net realized gains (losses)                        $         -      $      15,502 $         (2,976)
          Losses on exercise of options                                -            (24,484)         (20,388)
          Increase in future policy benefit reserves              (1,082,368)       (62,135)          (5,116)
Futures to economically hedge fixed-indexed annuity
      and life and variable annuity guarantees:
          Net realized (losses) gains                       $     (1,305,738)$      (46,340)$        459,046




    Increase in future policy benefit reserves of ($489,054) for the year ended December 31, 2008 in the table above is related to certain GMAB guarantees that were hedged primarily with an automatic investment allocation process as described in note 3.

    As of December 31, 2008 and 2007, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the







                                       40                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    representative index. The Company is also required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME), Chicago Board of Trade (CBOT), and London International Financial Futures Exchange (LIFFE). The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2008 and 2007 had a fair value of $435,024 and $889,043, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

    As of December 31, 2008, the derivatives used to hedge the fixed-maturity securities with variable interest rates were deemed 100% effective, with $24,306 of unrealized gains reported on the Consolidated Balance Sheets.

    The following is a summary of net unrealized gains related to cash flow hedging activity, net of tax:

                                                         YEARS ENDED DECEMBER 31,
                                                          2008        2007     2006

Net unrealized derivatives gains at January 1         $        -   $     -   $    -
Holding gains, net of tax of $8,507, $0, and $0,
respectively                                              15,799         -        -
Reclassification of realized (gains) losses, net of
tax of $0, $0, and $0, respectively                             -        -        -
Net unrealized derivatives gains at December 31       $   15,799    $    -   $    -



    At December 31, 2008, the Company does not expect to reclassify any pre-tax gains or losses on cash flow hedges into earnings during the next 12 months. In the event that cash flow hedge accounting is no longer applied because the derivative is dedesignated as a hedge or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

    The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with Allianz SE's stock based compensation  plan.  The  contracts  are  recorded  at  fair  value  on  the
    Consolidated Balance Sheets with the change in fair value recorded in derivative income on the Consolidated Statements of Operations. The (decreases) increases in fair value of these contracts were $(7,202), $(9,746), and $8,788 for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and 2007, the Company owned 110,177 and 113,830 contracts with a cost of $8,981 and $9,019, respectively, and a fair value of $3,920 and $11,161, respectively. See further discussion of the stock based compensation plan in note 17.

    The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income generating purposes. At December 31, 2008, there were six counterparties with a net receivable exposure to the Company of $161,997. At December 31, 2008, $26,187 of that exposure was not covered by collateral held. At December 31, 2007, there were 11 counterparties with a net receivable exposure to the Company of $193,936. At December 31, 2007, $128,548 of that exposure was not covered by collateral held. At December 31, 2008 and 2007, respectively, the Company also had net liability positions to certain counterparties of $114,374 and $32,647 that was not covered by collateral posted to counterparties. This resulted in a total net (liability)
    receivable of ($106,669) and $95,901 as of December 31, 2008 and 2007, respectively. Dresdner Bank Aktiengesellschaft (Dresdner Bank), a related party, accounted for 0% and 1.1% of contractual net exposure held at December 31, 2008 and 2007, respectively. During 2008, the Company established an allowance of $1,500 due to the bankruptcy of a derivative counterparty. The related receivable balance was $7,139 at December 31, 2008. Management believes that no significant credit risk exists.







                                       41                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios that were a net asset of $1,216 at December 31, 2008 and a net liability of $11,806 at December 31, 2007. Within these portfolios, derivatives can be used for hedging, replication, and income generation only.

    The Company enters into credit default swaps that assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company will only need to pay on the contract if a credit event occurs. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount.

    The table below presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company is assuming credit risk as of December 31, 2008:



                                                                                        Weighted
                                                                                      Average Years
Credit Derivative Type by                                                                  to
Derivative Risk Exposure                      Notionale Amount     Fair Value           Maturity    AveragetCredit Rating
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Single name credit default swaps:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit     $       6,100   $    (1,658)                  8                A-
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                         1,860           (10)                  5               AAA
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Below investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit             2,600        (1,366)                  9                B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        European Union corporate credit                 200           (74)                  4                B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                           100           (12)                  2                CAA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Basket credit default swaps:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                         8,177          (154)                  5               BAA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. asset-backed securities                  1,000          (945)                29                AA
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Below investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit            16,800        (2,534)                  5               BA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        European Union corporate credit               2,300          (677)                  3               B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                        14,570        (2,421)                  4               B-
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total                                        $      53,707   $    (9,852)
-------------------------------------------------------------------------------------------------------------------------





    The Company has posted $11,700 of collateral in the form of cash related to the liabilities above.



                                       42                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)







    Gross and net realized investment gains (losses) for the years ended December 31, 2008, 2007, and 2006 are summarized as follows:





-----------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31,
                                                                    2008             2007            2006
-----------------------------------------------------------------------------------------------------------------

Available-for-sale:
    Fixed-maturity securities:
      Gross gains on sales and exchanges                      $       113,791   $      43,633   $      44,105
      Gross losses on sales and exchanges                                (350)        (42,273)        (55,714)
             Total                                                    113,441           1,360         (11,609)
      Other-than-temporary impairments                             (3,580,665)       (773,279)       (612,766)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net losses on fixed-maturity securities               (3,467,224)       (771,919)       (624,375)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                                -               1,410         102,652
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                              (2,611)           (617)         (6,875)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Other-than-temporary impairments                                  -                 (76)            (29)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains on equity securities                   (2,611)            717          95,748
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
               Net losses on available-for-sale securities         (3,469,835)       (771,202)       (528,627)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Trading:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                               36,472           4,039               4
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                             (29,872)         (7,243)         (1,326)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net gains (losses) on fixed-maturity securities            6,600          (3,204)         (1,322)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                                  890             223               6
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                              (1,081)             (3)           (248)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains on equity securities                     (191)            220            (242)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Fixed-maturity and equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains due to market appreciation                          122,841          53,246          17,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses due to market depreciation                        (568,774)         (5,820)        (74,512)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains due to market appreciation           (445,933)         47,426         (57,193)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
               Net (losses) gains on trading securities              (439,524)         44,442         (58,757)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Provision for mortgage loans on real estate                            (4,183)         (9,884)        (11,935)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gain on real estate sales                                               -              33,320          21,451
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gain on sale of Life Sales                                              -               -              22,451
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Other                                                                  (4,717)         (7,654)         (1,996)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                  Net realized investment losses              $    (3,918,259)  $    (710,978)  $    (557,413)
----------------------------------------------------------------==============----============----============---
----------------------------------------------------------------==============----============----============---

-----------------------------------------------------------------------------------------------------------------


    In 2006, the Company sold its interest in Life Sales, a third-party marketing organization. This resulted in a pre-tax gain of $22,451, which is included in the realized investment losses, net on the Consolidated Statements of Operations.







                                       43                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The OTTI listed above are limited due to the recognition of OTTI on the securities in prior periods. The increase in other-than-temporary impairments in 2008 is related to the general U.S. economic downturn and related credit issues and increasing credit spreads on fixed-maturity securities.

    Major categories of interest and similar income, net and derivative income for the respective years ended December 31 are shown below. Interest and similar income related to securities held under repurchase agreements is shown with fixed-maturity securities, and was $0, $0, and $5,512 in 2008, 2007, and 2006, respectively.



                                                                 2008              2007               2006
                                                            ----------------   --------------    ---------------
Interest and similar income, net:
     Available-for-sale fixed-maturity securities        $     2,218,194    $   1,912,421     $    1,657,920
     Investment income on trading securities                     328,900          298,908            188,468
     Mortgage loans on real estate                               281,586          239,081            176,235
     Interest on loans to affiliates                              47,038           27,871             35,030
     Short-term securities                                        27,123           44,910             76,047
     Rental income on real estate                                 24,407           34,116             36,780
     Policy loans                                                 11,978           11,384              9,182
     Other invested assets                                         5,879           42,530             20,227
     Interest on assets held by reinsurers                         3,609            3,817              4,054
     Dividends from available-for-sale common stock                   -               173                335
                                                            ----------------   --------------    ---------------
        Total                                                  2,948,714        2,615,211          2,204,278
Less:
     Investment expenses                                          39,820           49,880             61,435
                                                            ----------------   --------------    ---------------
                                                            ----------------   --------------    ---------------
        Total interest and similar income, net           $     2,908,894    $   2,565,331     $    2,142,843
                                                            ================   ==============    ===============

Derivative (loss) income:
     Change in fair value of equity-indexed annuity
        and guaranteed benefit-related options           $         (143,403)$       (195,715) $      124,391
     Gain (loss) on exercise of equity-indexed annuity
        and guaranteed benefit-related options                   417,573             (13,741)         59,794
     (Loss) gain on exercise of equity-indexed annuity
        and guaranteed benefit-related futures                   (1,305,738)         (43,820)        459,046
     Change in fair value and gain (loss) on
        exercise of other derivatives                             27,545            1,884                 -
                                                            ----------------   --------------    ---------------
           Total derivative (loss) income                $       (1,004,023)$       (251,392) $     643,231
                                                            ================   ==============    ===============







                                       44                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The Company's investment in mortgage loans on real estate at December 31, 2008 and 2007 is summarized as follows:


                                                                       2008                  2007
                                                                 ------------------    ------------------
Mortgage loans on real estate:
     Commerical                                               $       4,883,265     $       4,442,855
     Residential                                                          1,505                 1,573
     Valuation allowances                                                  (46,397)              (42,214)
                                                                 ------------------    ------------------
                 Total mortgage loans on real estate          $       4,838,373     $       4,402,214
                                                                 ==================    ==================




    At December 31, 2008, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 42.3% or $2,068,676, and 10.1% or $493,416, respectively. At December 31, 2007, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 41.0% or $1,823,506, and 11.8% or $523,516, respectively.

    Interest rates on investments in new mortgage loans ranged from a minimum of 5.74% to a maximum of 6.72%. The maximum percentage of the loan to the value of the related real estate of any one loan was 80%.

    The valuation allowances on mortgage loans on real estate at December 31, 2008, 2007, and 2006 and the changes in the allowance for the years then ended are summarized as follows:

                                                  2008                  2007                  2006
                                           -------------------   -------------------   -------------------
Balance, beginning of year              $           42,214    $           32,330    $           20,395
     Charged to operations                           4,183                 9,884                11,935
                                           -------------------   -------------------   -------------------
Balance, end of year                    $           46,397    $           42,214    $           32,330
                                           ===================   ===================   ===================


    The Company's investment portfolio includes mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

(6) FAIR VALUE MEASUREMENTS

    The following financial instruments are carried at fair value on a recurring basis in the Company's Consolidated Financial Statements: fixed-maturity securities, freestanding and embedded derivatives, equity securities, corporate-owned life insurance, and separate accounts assets.

    SFAS 157 establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

       Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

       Level 2 - Valuations  derived  from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
                  (a)Quoted  prices for similar assets or liabilities in active markets.
                  (b)Quoted  prices   for   identical   or  similar  assets  or
                     liabilities in markets that are not active.



                                       45                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





                  (c)Inputs other than quoted prices that are observable.
                  (d)Inputs that are derived principally  from  or corroborated by observable market data by correlation or other means.

       Level 3 - Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

    The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate SFAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

    The following table presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31, 2008:


                                                          Total             Level 1           Level 2           Level 3
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Assets accounted for at fair value:
      Fixed-maturity securities (1)                 $     41,887,964  $       1,609,382 $      38,250,019  $      2,028,563
      Derivative investments (2)                             621,784             14,961           568,239            38,584
      Equity securities                                        9,602              9,602                 -                 -
      Corporate owned life
      insurance (3)                                           86,388                  -            86,388                 -
      Separate account assets (4)                         11,791,728         11,791,728                 -                 -
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Total assets accounted for at fair value            $     54,397,466  $     13,425,673  $     38,904,646   $       2,067,147
                                                      ===============   ================  ================   ===============
                                                      ===============   ================  ================   ===============

Liabilities accounted for at fair value:
      Derivative liabilities                        $        535,481  $           2,059 $         533,422  $              -
      Annuity embedded derivative liabilities (5)          7,058,370                  -                 -          7,058,370
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Total liabilities accounted for at fair value       $      7,593,851  $              2,0$9         533,422 $       7,058,370
                                                      ===============   ================  ================   ===============
                                                      ===============   ================  ================   ===============




        (1)Fixed-maturity securities differ from amount reported on the Consolidated Balance Sheets due to $138 of held-to-maturity securities that are carried at amortized cost and not included here.
        (2)Derivative investments are net of a $9,531 embedded derivative liability reported within loans to affiliates on the Consolidated Balance Sheets.
        (3)Corporate owned life insurance is reported in other invested assets on the Consolidated Balance Sheets.
        (4)In accordance with SOP 03-1, the value of separate account liabilities is set to equal the fair value of separate account assets.
        (5)Annuity embedded derivative liabilities are reported in future policy benefit reserves and policy and contract account balances on the Consolidated Balance Sheets.


    The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table. These fair values represent an exit price (i.e., what a buyer in the market place would pay for an asset in a current sale or charge to transfer a liability).



                                       46                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)






    VALUATION OF FIXED-MATURITY SECURITIES AND EQUITY SECURITIES

    The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models, and related methodology and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board (MSRB) reported trades, nationally recognized municipal securities information repository (NRMSIR) material event notices, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In certain cases including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

    Generally, treasury securities and exchange traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2 because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

    At December 31, 2008, private placement securities of $1,493,372 were included in Level 3. Internal pricing models based on market proxy securities are used to value these holdings. AZOA portfolio managers monitor the proxies used on a monthly basis for reasonableness. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

    VALUATION OF DERIVATIVES

    The fair value of option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. The fair value of forwards and swaps are based on quoted market prices. Exchange traded options and futures are generally included in Level 1. Options that are internally priced are included in Level 2 because they use market observable inputs.

    VALUATION OF CORPORATE OWNED LIFE INSURANCE (COLI)

    The policy value of COLI is recorded at fair value on the Consolidated Balance Sheets. Its fair value is tied to the S&P 500 market index at the measurement date. COLI is included in Level 2 because although its fair value is tied to its underlying assets and is market observable, the exit markets are different.

    VALUATION OF SEPARATE ACCOUNT ASSETS

    Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheets. The fair value of the separate account assets is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types - bond, domestic equity, international equity, or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the







                                       47                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or other fixed-maturity securities, that portion could be considered a Level 2 or Level 3).

    EMBEDDED DERIVATIVES

    Embedded derivatives principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Embedded derivatives are recorded in the Consolidated Financial Statements at fair value with changes in fair value adjusted through net
    (loss) income.

    Fair values of the embedded derivative liabilities are calculated based on internally developed models because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

    The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year's option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. A separate amount is reserved for the GMWB rider on some fixed-indexed annuity products. Effective January 1, 2008 upon adoption of SFAS 157, the valuation of the embedded derivative now includes an adjustment for the Company's own credit standing and a risk margin for non-capital market inputs. The Company's own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company's own credit profile. Risk margin is incorporated into the valuation model to capture the non-capital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company's own credit standing, and variations in actuarial assumptions regarding policyholder behavior and risk margin related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net (loss) income.

    The Company issues certain variable annuity products with guaranteed minimum benefit riders. These include GMWB and GMAB riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit standing and a risk margin for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margin is established to capture the non-capital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company's own credit standing, and variations in actuarial assumptions regarding policyholder







                                       48                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net (loss) income.

    The Company issues equity-indexed universal life policies, which contain an embedded derivative similar to the fixed-indexed annuity products. The embedded derivative was not significant in the prior year. An estimate of $3,794 was recorded as a reduction of reserves at December 31, 2008 and the Company will continue to refine this calculation in 2009. This amount is not included in the total for Level 3 liabilities in the tables within this note.

    The Company also has an embedded derivative asset related to a modified coinsurance agreement with Transamerica. This agreement results in a credit derivative based on the difference between the LIBOR and Corporate A-spread as of an average portfolio purchase date. This derivative is on a closed block of business and is not significant to the ongoing results of the Company.

    The following table provides a reconciliation of the beginning and ending balances for the Company's Level 3 assets and liabilities measured at fair value on a recurring basis.


                                                           Fixed-maturity         Derivative                Embedded Derivative
                                                            Securities            Assets                      Liabilities
                                                           -------------------------------------------------------------------
Balance January 1, 2008                                 $            2,690,291            $46                 (6,247,943)
Total realized/unrealized (losses) gains included in:
Net (loss) income                                                     (323,508)       38,538                    (117,160)
Other comprehensive loss                                                (19,128)           -                          -
Purchases, sales, issuances, and
settlements                                                          1,010,536             -                    (693,267)
Transfer in and/or out of Level 3, net                             (1,329,628)             -                           -
                                                           -------------------  -------------   -------------------------
Balance December 31, 2008                               $            2,028,563        $38,584 $               (7,058,370)
                                                           ===================  =============   =========================
Realized (losses) gains included in net (loss)
income related to financial instruments
still held at December 31, 2008                         $             (327,646        $38,538 $                (697,508)
                                                           ===================  =============   =========================









    TRANSFERS

    The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 3 are reported as of the beginning of the period in which the change occurs.

    The net transfers out of Level 3 for the year ended December 31, 2008 are a result of observable inputs becoming available for certain fixed maturity securities.




                                       49                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    NON-RECURRING FAIR VALUE MEASUREMENTS

    Occasionally, certain assets and liabilities are measured at fair value on a non-recurring basis (e.g., impaired assets). At December 31, 2008, there were no assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.




                                       50                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
    The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31, 2008 and 2007.


-----------------------------------------------------------------------------------------------------------------
                                                        2008                            2007
                                                    -----------------------------   -----------------------------
                                                      Carrying          Fair          Carrying          Fair
                                                       amount          value           amount          value
                                                    -------------   -------------   -------------   -------------
Financial assets:
    Available for sale:
      Fixed-maturity securities:
        U.S. government                          $     886,106    $    886,106   $   2,097,769    $  2,097,769
        Agencies not backed by the full faith and
          credit of the U.S. government                131,540         131,540          36,130          36,130
        States and political subdivisions              309,776         309,776         307,689         307,689
        Foreign governments                            226,130         226,130         229,495         229,495
        Public utilities                             1,783,120       1,783,120       1,490,340       1,490,340
        Corporate securities                        20,646,663      20,646,663      19,563,675      19,563,675
        Mortgage-backed securities                  12,697,016      12,697,016      10,618,797      10,618,797
        Collateralized mortgage obligations             45,717          45,717          47,427          47,427
      Equity securities                                     75              75          16,719          16,719
    Trading:
      Fixed-maturity securities:
        U.S. government                                723,276         723,276       1,208,702       1,208,702
        Agencies not backed by the full faith and
          credit of the U.S. government                 23,944          23,944          21,169          21,169
        States and political subdivisions               57,974          57,974          57,363          57,363
        Foreign governments                             47,671          47,671          41,508          41,508
        Public utilities                               305,806         305,806         299,256         299,256
        Corporate securities                         3,237,355       3,237,355       3,460,176       3,460,176
        Mortgage-backed securities                     758,357         758,357         897,377         897,377
        Collateralized mortgage obligations              7,651           7,651          41,542          41,542
      Equity securities                                  9,527           9,527          29,325          29,325
    Mortgage loans on real estate                    4,838,373       4,701,641       4,402,214       4,384,442
    Short-term securities                            1,496,911       1,496,911         737,039         737,039
    Derivatives                                        631,315         631,315         379,855         379,855
    Loans to affiliates                                723,802         725,464         725,826         731,283
    Policy loans                                       174,599         174,599         169,058         169,058
    Cash                                                73,073          73,073          92,177          92,177
    Separate account assets                         11,791,728      11,791,728      20,541,717      20,541,717
Financial liabilities:
    Investment contracts                         $  56,171,396   $  44,717,497   $  43,751,194   $  35,154,322
    Derivative liability                               535,481         535,481         229,351         229,351
    Mortgage notes payable                             129,075         114,143         134,123         141,958
    Separate account liabilities                    11,791,728      11,791,728      20,541,717      11,791,728









                                       51                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)







    The fair value of mortgage loans on real estate has been calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk was considered in this valuation implicitly within the discount rate used. The fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics.

    Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets.

    Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company's own credit standing and a risk margin for non-capital market inputs. Fair value of mortgage notes payable is the present value of future payment amounts, calculated using market interest rates as of year-end representative of those a market participant would use. Fair values of separate account liabilities are equal to the fair value of the separate account assets that support them.

    Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7) GOODWILL

    Goodwill at December 31, 2008, 2007, and 2006, and the changes in the balance for the years then ended are as follows:


                                                             2008                  2007                  2006
                                                      -------------------   -------------------   -------------------
Balance, beginning of year                          $         502,640     $         495,243     $         428,323
     Increased ownership in partially owned
          field marketing organizations                            -                  6,181                66,920
     Purchase of assets                                         1,879                    -                     -
     Acquisition of TFAC                                           -                  1,216                    -
     Release of tax reserve of ALAC                                  (41)                -                     -
     Impairment of goodwill on ALAC                               (1,175)                -                     -
                                                      -------------------   -------------------   -------------------
Balance, end of year                                $         503,303     $         502,640     $         495,243
                                                      ===================   ===================   ===================


    The increase in goodwill for 2008 is the result of an asset purchase including intangible assets of a field marketing organization of $2,000. The purchase price was allocated as follows: tangible assets received $30; intangible asset for non-compete agreement $140; deferred tax liability ($49); and goodwill $1,879.

    Increase in goodwill in 2007 and 2006 is the result of the exercise of put options by minority-owned field marketing organizations requiring the Company to purchase part or all of the stock or member interests of the organizations. In addition, part of the 2007 increase in goodwill was related to the acquisition of TFAC. See notes 4 and 19 for further information.

    The release of the tax reserve of ALAC was the result of state tax statutes expiring. At the time of acquisition, the seller had recorded a tax contingency reserve. SFAS 109 dictates that releases of tax contingency reserves that are on the books at time of acquisition be credited against goodwill as they reverse.







                                       52                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The value of goodwill for ALAC was based on estimated future profits from issuing new insurance products. An impairment evaluation of goodwill was based on the Company's evaluation of a change in likelihood of issuing new insurance products. Since acquisition, ALAC has not issued any products and has no immediate plan to do so in the near future. As a result, the Company determined that goodwill has no value and it was impaired to reflect this decision. The impairment is included in general and administrative expenses on the 2008 Consolidated Statement of Operations. There were no goodwill impairments in 2007 or 2006.

(8) VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

    VOBA at December 31, 2008, 2007, and 2006, and the changes in the balance for the years then ended are as follows:


                                                 2008                  2007                  2006
                                           ------------------    ------------------   -------------------
Balance, beginning of year               $         28,312      $         53,844     $          66,373
     Interest                                       1,169                 1,137                 1,313
     Amortization                                     (2,379)              (12,350)               (9,338)
     Change in shadow VOBA                          2,093                  (14,319)               (4,504)
                                           ------------------    ------------------   -------------------
Balance, end of year                     $         29,195      $         28,312     $          53,844
                                           ==================    ==================   ===================


    The net amortization of the VOBA in each of the next five years is expected to be:

 2009        $  6397
 2010           5459
 2011           4382
 2012           4096
 2013           3563


    Intangible assets at December 31, 2008, 2007, and 2006 and the changes in the balance for the years then ended are as follows:


                                             2008                  2007                 2006
                                      -------------------   -------------------   ------------------
Balance, beginning of year         $           10,302    $           10,489    $            39,519
     Addition                                     140                 2,482                 5,390
     Amortization                                 (2,615)               (2,669)              (4,770)
     Impairment                                    -                     -                  (29,650)
                                      -------------------   -------------------   ------------------
Balance, end of year               $            7,827    $           10,302    $          10,489
                                      ===================   ===================   ==================



                                       53                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Amortization of intangible assets in each of the next five years is expected to be:

 2009        $  2352
 2010           1587
 2011            630
 2012             43
 2013              0


    During 2006, an impairment of the contractual right intangible asset totaling $29,650 was recorded associated with the anticipated sale of a subsidiary that served as the administrator of the Company's variable annuity business. The impairment was determined based on the offers received from potential buyers for the subsidiary, although the subsidiary was never sold. The impairment is included in general and administrative expenses on the 2006 Consolidated Statement of Operations.

    During   2008   and   2007,  there  were  no  other  events  or  changes  in
    circumstances, other than as described above, that warranted recoverability testing for intangible assets.

    Accumulated amortization of VOBA and other intangible assets was $215,115 and $210,121 as of December 31, 2008, and 2007, respectively.

(9) DEFERRED ACQUISITION COSTS

    DAC at December 31, 2008, 2007, and 2006 and the changes in the balance for the years then ended are as follows:


                                                2008                  2007                  2006
                                         -------------------   -------------------   -------------------
Balance, beginning of year            $        5,575,492    $        5,265,226    $        4,326,771
     Capitalization                              865,521               919,445             1,166,321
     Interest                                    186,410               177,153               161,169
     Amortization                              1,732,133                 (445,863)          (277,844)
     Change in shadow DAC                          (106,054)             (340,469)          (111,191)
                                         -------------------   -------------------   -------------------
Balance, end of year                  $        8,253,502    $        5,575,492    $        5,265,226
                                         ===================   ===================   ===================



    The negative DAC amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated gross profits to increase, which caused amortization to be negative.

    The Company reviews its best estimate assumptions each year and records "unlocking" as appropriate. During 2008, the Company completed a comprehensive study of assumptions underlying estimated gross profits, resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.







                                       54                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The pre-tax impact on the Company's assets and liabilities as a result of the unlocking during 2008 and 2007 was as follows:


                                                      2008                 2007
                                               -------------------  -------------------
Assets:
     DAC                                     $           (117,331)$           (185,748)
     DSI                                                 3,368                 (20,290)
                                               -------------------  -------------------
        Total asset decrease                             (113,963)            (206,038)
                                               -------------------  -------------------
Liabilities:
     Policy and contract account balances                (166,800)            (478,733)
     Future policy benefit reserves                       (18,886)              (7,810)
                                               -------------------  -------------------
        Total liabilities decrease                       (185,686)            (486,543)
                                               -------------------  -------------------
        Net increase                                    71,723              280,505
Deferred income tax expense                             25,103               98,177
                                               -------------------  -------------------
        Net increase                         $          46,620    $         182,328
                                               ===================  ===================




    The 2006 unlocking was immaterial to the Consolidated Financial Statements.

(10) DEFERRED SALES INDUCEMENTS

    DSI at December 31, 2008, 2007, and 2006 and the changes in the balance for years then ended are as follows:

                                              2008                  2007                  2006
                                        ------------------    ------------------    ------------------
Balance, beginning of year           $         767,916     $         721,322     $         590,537
     Capitalization                            128,056               118,863               152,416
     Amortization                              169,359                  (64,013)              (36,343)
     Interest                                   30,081                28,320                23,067
     Change in shadow DSI                        2,394                  (36,576)               (8,355)
                                        ------------------    ------------------    ------------------
Balance, end of year                 $       1,097,806     $         767,916     $         721,322
                                        ==================    ==================    ==================



    The negative DSI amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated gross profits to increase, which caused amortization to be negative.









                                       55                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(11)SEPARATE ACCOUNTS AND ANNUITY PRODUCT GUARANTEES

    Guaranteed   minimums   for  the  respective  years  ended  December 31  are
    summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                             December 31, 2008                     December 31, 2007
                                     -----------------------------------  ------------------------------------
                                      Account     Net amount   Weighted    Account     Net amount   Weighted
                                       value       at risk     age (years)  value       at risk     age (years)
                                     -----------  -----------  ---------  -----------  -----------  ----------
Guaranteed Minimum Death
   Benefits (GMDB):
-----------------------------------
   Return of premium               $ 9,775,969  $ 1,301,530       62.7  $ 10,990,304 $     9,710        62.0
   Ratchet and return of premium     3,231,730      689,316       64.4    3,384,951       45,106        63.6
   Ratchet and rollup                4,624,497    2,087,297       66.1    7,654,982      239,775        65.3
   Ratchet and earnings protection rider 4,872        4,702       73.8        7,594        3,709        70.9
   Reset                               117,766       25,980       72.4             -            -         n/a
   Earnings protection rider           291,895       69,780       62.7      473,903       37,050        61.8
                                                  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 18,046,729 $ 4,178,605             $ 22,511,734 $   335,350
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Income
   Benefits (GMIB):
-----------------------------------
   Return of premium               $   188,077  $    14,806       62.7  $ 3,473,115  $       215        62.6
   Ratchet and return of premium     5,704,906      468,852       64.1      143,597        1,402        63.2
   Ratchet and rollup                5,596,569    2,334,522       64.0    10,901,098      18,625        64.7
                                     -----------  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 11,489,552 $ 2,818,180             $ 14,517,810 $    20,242
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Accumulation
   Benefits (GMAB):
-----------------------------------
   Five years                      $ 7,603,356  $   803,248       63.3  $ 8,930,675  $    73,131          n/a
   Ten years                             5,831          533       71.5        9,030            1          n/a
                                                  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 7,609,187  $   803,781             $ 8,939,705  $    73,132
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Withdrawal
   Benefits (GMWB):
-----------------------------------
   No living benefit               $   292,313  $    27,854       60.1  $    32,212  $          -         n/a
   Life benefit with optional reset    737,999      349,615       67.3      545,563             -         n/a
   Life benefit with automatic reset   660,914      203,764       60.1       66,839             -         n/a
   Life benefit with 8% rollup           6,396        2,004       65.6             -            -         n/a
   Life benefit with 10% rollup        183,973        2,787       60.4             -            -         n/a
                                     -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 1,881,595  $   586,024             $   644,614  $          -
                                     ===========  ===========             ===========  ===========










    The net amount at risk has increased in 2008 due to the current economic environment. Account values have dropped due to the underperformance of the markets, which causes the guarantee reserves to significantly increase.









                                       56                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    At December 31, 2008 and 2007, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:



              Investment type                         2008                  2007
--------------------------------------------    ------------------    ------------------
Mutual funds:
     Bond                                    $       1,638,747     $       1,828,328
     Domestic equity                                 3,950,854             8,408,134
     International equity                            1,688,463             3,694,314
     Specialty                                       3,361,889             5,797,564
                                                ------------------    ------------------
                 Total mutual funds                 10,639,953            19,728,340
Money market funds                                   1,050,780               627,393
Other                                                  100,995               185,984
                                                ------------------    ------------------
                 Total                       $      11,791,728     $      20,541,717
                                                ==================    ==================


    The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:


                                         GMDB           GMIB           GMAB           GMWB          Totals
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2006    $     35,306   $     28,280   $      9,315   $          -    $    72,901
    Incurred guaranteed benefits          7,481         12,893           (3,522)           -         16,852
    Paid guaranteed benefits               (4,802)           -              -              -           (4,802)
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2007          37,985         41,173          5,793              -         84,951
    Incurred guaranteed benefits        107,231        216,386        491,482        312,590      1,127,689
    Paid guaranteed benefits              (20,414)           -              (10)           -          (20,424)
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2008    $    124,802   $    257,559   $    497,265   $    312,590    $ 1,192,216
                                     =============  =============  =============  =============   ============


(12)MORTGAGE NOTES PAYABLE

    In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. In June 2006, the loan was paid in full.

    In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company (Northwestern) for the Company's headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern in conjunction with the construction of an addition to the Company's headquarters of $65,000. This loan was funded in June 2006 and combined with the existing mortgage. As of December 31, 2008 and 2007, the combined loan had a balance of $129,075 and $134,123, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of







                                       57                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company's headquarters.

    The Company had long-term debt in the form of a mortgage on an investment in real estate. This loan was paid in full in August 2007.

    Interest expense for all loans was $7,258, $7,942, and $5,352 in 2008, 2007, and 2006, respectively, and is presented in general and administrative expenses on the Consolidated Statements of Operations.

    The future principal payments required under the Northwestern loan are as follows:

 2009                        $    5334
 2010                             5636
 2011                             5955
 2012                             6292
 2013 and beyond                105858
                     Total   $  129075



(13)ACCIDENT AND HEALTH CLAIM RESERVES

    Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2008 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.







                                       58                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Activity in the accident and health claim reserves is summarized as follows:

                                                         2008                 2007                2006
                                                   ------------------   -----------------   -----------------
Balance at January 1, net of reinsurance
     recoverables of $234,740, $329,398, and
     $215,327, respectively                     $          63,413    $         60,189    $        155,552
Adjustment primarily related to commutation
     and assumption reinsurance on blocks
     of business                                              (2,710)                (98)            (18,564)
Incurred related to:
     Current year                                          13,763              10,998              80,336
     Prior years                                            2,179               3,925                 (3,962)
                                                   ------------------   -----------------   -----------------
                 Total incurred                            15,942              14,923              76,374
                                                   ------------------   -----------------   -----------------
Paid related to:
     Current year                                           1,748               1,690              33,308
     Prior years                                           16,039               9,911             119,865
                                                   ------------------   -----------------   -----------------
                 Total paid                                17,787              11,601             153,173
                                                   ------------------   -----------------   -----------------
                                                   ------------------   -----------------   -----------------
Balance at December 31, net of reinsurance
     recoverables of  $221,620, $234,740,
     and $329,398, respectively                 $          58,858    $         63,413    $         60,189
                                                   ==================   =================   =================




    Prior year incurreds for 2008 reflect unanticipated claim development with the LTC business partially offset by commutation activity on the reinsurance assumed business. Prior year incurreds for 2007 reflect unanticipated claim development with reinsurance assumed and LTC business. Prior year incurreds in 2006 reflect the commutation activity on the reinsurance assumed business and the release of the health claim handling reserve. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 14.

(14)REINSURANCE

    The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

    Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

    Included in reinsurance recoverables at December 31, 2008 are $1,580,404, $955,742, $429,912, $357,988, and $280,702 of claim-related recoverables from five insurers who, as of December 31, 2008, were rated A- or higher by A.M. Best's Insurance Reports. The Company attempts to mitigate risk by arranging trust accounts or letters of credit







                                       59                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit account for less than 5% of the total reinsurance recoverable as of December 31, 2008.

    The Company has reinsurance recoverables and receivables with affiliates. Total affiliated reinsurance recoverables and receivables were $640 and $765 as of December 31, 2008, and 2007, respectively, and are included in reinsurance recoverables and receivables on the Consolidated Balance Sheets.

    Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company's ultimate parent, Allianz SE, of $0, $37, and $387 in 2008, 2007, and 2006, respectively.

    Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $14,800 for the recapture of $37,873 in reserves.

    During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
    (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which is being amortized into operations through 2009. The Company amortized $7,593, $84,039, and $44,857 for 2008, 2007, and
    2006, respectively, which are included in other (loss) revenue on the Consolidated Statements of Operations. The remaining deferred gain was $313 and $7,906 as of December 31, 2008 and 2007, respectively. Offsetting the deferred gain, total incremental expenses of $24,859 were incurred in 2006 including $14,898 for commutation of certain reinsurance agreements in contemplation of the agreement with HCC, $7,565 for employee-related termination benefits, and $2,396 for write-off of capitalized software costs. The commutation of reinsurance agreements expense is included in benefit recoveries and the other incremental expenses are included in general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2008, all of these incremental costs were paid.

    Throughout 2008, 2007, and 2006, the Company entered into reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life and accident and health business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $5,701, $71,549, and $75,981 in 2008, 2007, and 2006, respectively, and received expense allowances of $1,006, $3,505, and $3,539 in 2008, 2007, and 2006, respectively.

    Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2008, 2007, and 2006, $9,876, $11,652, and $12,659, respectively, were amortized and included in other (loss) revenue on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2008 and 2007 was $44,150 and $54,026, respectively, and was included in other liabilities on the Consolidated Balance Sheets.

    During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,354,444 and $2,346,440 were recorded as of December 31, 2008 and 2007, respectively, in connection with these agreements.

    During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2008 and 2007, the remaining deferred gain







                                       60                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    after the novation was $5,466 and $6,841, respectively, and was included in other liabilities on the Consolidated Balance Sheets. Deferred gain amortization was $1,375, $1,689, and $1,890 during 2008, 2007, and 2006, respectively, and was included in other (loss) revenue on the Consolidated Statements of Operations.

(15)INCOME TAXES

(a)      Income Tax (Benefit) Expense

         Total income tax (benefit) expense for the years ended December 31 is as follows:

                                                                   2008             2007              2006
                                                              ---------------   --------------    --------------
Income tax (benefit) expense attributable to operations:
    Current tax expense                                    $       47,043    $      64,245     $      80,922
    Deferred tax (benefit) expense                                  (654,033)         (60,259)        27,879
                                                              ---------------   --------------    --------------
      Total income tax (benefit) expense
        attributable to net (loss) income                           (606,990)        3,986           108,801
Income tax effect on equity:
    Income tax (benefit) expense
      allocated to stockholder's equity:
        Attributable to unrealized (losses)
           and gains on investments                                   (4,153)      111,800               213
        Attributable to unrealized (losses) and
           gains on post-retirement obligation                          (686)            (564)         1,304
        Attributable to unrealized (losses)
           gains and on foreign exchange                              (4,265)        3,512                68
                                                              ---------------   --------------    --------------
                                                              ---------------   --------------    --------------
             Total income tax effect
               on equity                                   $        (616,094)$     118,734     $     110,386
                                                              ===============   ==============    ==============





    (b)  COMPONENTS OF INCOME TAX (BENEFIT) EXPENSE

         Income tax (benefit) expense computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:


                                                                    2008           2007          2006
                                                                 ------------   ------------  ------------
Income tax (benefit) expense computed at the statutory rate    $    (595,485)$    20,779    $  126,494
Dividends-received deductions and tax-exempt interest                (29,999)       (18,259)      (19,798)
Accrual (release) of tax contingency reserve                        1,048            (2,361)     4,400
Foreign tax, net                                                      (1,414)        688           389
Corporate owned life insurance                                     17,965            (2,450)       (6,123)
Other                                                                 895          5,589         3,439
                                                                 ------------   ------------  ------------
        Income tax (benefit) expense as reported               $    (606,990)$     3,986    $  108,801
                                                                 ============   ============  ============








                                       61                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    (c) COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE CONSOLIDATED BALANCE SHEETS

         Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and liabilities, respectively, on the Consolidated Balance Sheets, at December 31 are as follows:



                                                                            2008                  2007
                                                                     -------------------   -------------------
Deferred tax assets:
     Policy reserves                                              $        2,033,475    $        1,710,145
     Coinsurance deferred income                                              20,187                28,424
     Expense accruals                                                         73,551                84,972
     Other-than-temporarily impaired assets                                1,574,293               466,525
     Investment income                                                        90,727                    -
     Provision for post-retirement benefits                                   10,164                 2,442
     Other                                                                       509                   154
                                                                     -------------------   -------------------
                 Total deferred tax assets                                 3,802,906             2,292,662
                                                                     -------------------   -------------------
Deferred tax liabilities:
     Deferred acquisition costs                                              (2,712,318)           (1,778,976)
     Investment income                                                            -                  (103,761)
     Depreciation/amortization                                                  (16,354)              (24,276)
     Value of business acquired                                                 (10,218)               (9,924)
     Deferred intercompany gain                                                  (7,858)               (7,858)
     Net unrealized gain on investments and foreign exchange                   (433,688)             (404,312)
     Other                                                                         (527)               (4,599)
                                                                     -------------------   -------------------
                 Total deferred tax liabilities                              (3,180,963)           (2,333,706)
                                                                     -------------------   -------------------
                                                                     -------------------   -------------------
                 Net deferred tax asset (liability)               $          621,943    $             (41,044)
                                                                     ===================   ===================


         Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

         Income taxes (received) paid by the Company were $(125,812), $143,000, and $83,896 in 2008, 2007, and 2006, respectively. At December 31, 2008 and 2007, respectively, the Company had a tax payable (receivable) from AZOA of $70,639 and $(103,550), reported in other assets on the Consolidated Balance Sheets.

         At December 31, 2008 and 2007, the Company had a tax (receivable) payable separate from the agreement with AZOA in the amount of $(2,568) and $236, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.

         With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. The IRS has surveyed 2003 through 2005 and has







                                       62                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         informed the Company that they do not intend to do any further review of those years. During 2008, the IRS reviewed the credit taken for the Telephone Excise Tax on AZOA and Subsidiaries' 2006 consolidated return. The IRS had no issues while on site and informed the Company that final closure on the issue should be forthcoming during the first quarter of 2009.

         At this time, the Company is not aware of any adjustments that may be proposed by the IRS.

         The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized a $21,578 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2009 by approximately the same amount as it did in year 2008. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:


                                                2008                2007
                                          -----------------   -----------------
Balance at January 1                   $         22,961    $        21,578
Additions based on tax positions
     related to the current year                  5,198              1,383
                                          -----------------   -----------------
Balance at December 31                 $         28,159    $         22,961
                                          =================   =================



         Included in the balance at December 31, 2008 are $28,159 of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

         The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized expense (benefits) of $1,037, $(2,361), and $4,400, respectively, in interest and penalties. The Company had $3,076 and $2,039, for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

(16)RELATED-PARTY TRANSACTIONS

    (a)  LOANS TO AFFILIATES

         The Company held related-party invested assets of $723,802 and $725,826 at December 31, 2008 and 2007, respectively, representing 1.4% and 1.5% of total invested assets and 23.6% and 18.7% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a Standard & Poor's rating of AA.

         In December 2003, the Company entered into an agreement to lend Allianz SE $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. On December 27, 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $130,000 at December 31, 2008 and 2007, and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $6,734, $6,734, and $13,056 was earned during 2008, 2007, and







                                       63                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         2006, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. The loan was collateralized by a *100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $145,460 at December 31, 2008.

         Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The remaining loan balance was $63,089 and $76,270 as of December 31, 2008 and 2007, respectively. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years, and level semi-annual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2008 and 2007, in the amount of $13,181 and $12,283, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company (AGR), which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $5,238, $6,137, and $6,974 was earned during 2008, 2007, and 2006, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations.

         In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least "AA" by S&P or Moody's. AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from a wholly owned subsidiary of Dresdner Bank, Dresdner Bank Luxembourg. The effect of the agreement is a Reference Portfolio whereby DKPII designates a portfolio of assets in accordance with pre-established investment guidelines. The value of this forward agreement was $540,244 and $519,510 at December 31, 2008 and 2007, respectively, and is included in loans to affiliates on the Consolidated Balance Sheets. The interest earned in 2008 and 2007 was $20,734 and $19,510, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. There is an embedded credit derivative in this agreement relating to the PFs' values with a balance of $(9,531) and $46 at December, 31, 2008 and 2007, respectively, and is reported in loans to affiliates. (Loss) income on the embedded credit derivative in 2008 and 2007 was $(9,577) and $46, respectively, and is included in derivative (loss) income on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current market value of the AZLPF position in the investment. Refer to note 22 for discussion of the subsequent sale of Dresdner Bank and its subsidiaries.

    (b)  LOAN TO AFFILIATE - STOCKHOLDER'S EQUITY

         In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. Repayment of this loan started in 2008 with year-to-date principal payments received through December 31, 2008 in the amount of $44,269. The fair value of the loan was $210,300 and $256,950 at December 31, 2008 and 2007, respectively. The outstanding loan balance is included as a component of stockholder's equity on the Consolidated Balance Sheets. Interest of $14,332, $15,000, and $15,000 was earned during 2008, 2007, and 2006 and is included in interest and similar income, net on the Consolidated Statements of Operations.







                                       64                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    (c)  SECURITIES LENDING

         Beginning in 2005, the Company began participating in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had $0 and $177 in fair value of loaned securities outstanding as of December 31, 2008 and 2007, respectively. The fair value of collateral accepted that can be sold or repledged amounted to $0 and $199, of which none was sold or repledged as of December 31, 2008 or 2007, respectively. The Company earned fee revenue of $5,552, $5,190, and $4,451 for the years ended December 31, 2008, 2007, and 2006, respectively, in connection with these arrangements, which is reported in interest and similar income, net on the Consolidated Statements of Operations.

    (d)  OPTIONS

         The Company purchases and writes option contracts with Dresdner Bank as part of a derivative hedging strategy (see further discussion in note 5). At December 31, 2008 and 2007, options purchased were $0 and $1,772, respectively.

    (e)  REAL ESTATE

         The Company has real estate investment properties leased to affiliates. The Company reported $1,073, $4,064, and $3,993 in 2008, 2007, and
         2006, respectively, for rental income which is included in interest and similar income, net on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to a related party, Fireman's Fund Insurance Company (FFIC), a sister company wholly owned by the same parent company, AZOA. The Company received rental income of $811, $86, and $24 in 2008, 2007, and 2006, respectively. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $190, $157, and $150 in 2008, 2007, and 2006, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

    (f)  SERVICE FEES

         The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $39,980, $50,929, and $19,779 in 2008, 2007, and 2006, respectively. The Company's liability for these expenses was $1,576 and $11,906 at December 31, 2008 and 2007, respectively, and is included in other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

         The Company provides various services to affiliated companies. The Company earned $7,157, $5,330, and $1,779 in 2008, 2007, and 2006, respectively, for related administrative expenses incurred. The receivable for these expenses was $18 and $1,261 for 2008 and 2007, respectively. On a quarterly basis, the Company receives payment through cash settlement.

         The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), Allianz Global Distributors LLC (AGID), and Nicholas Applegate Capital, and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company's separate accounts to holders of the Company's variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of variable products that offer investment







                                       65                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         options managed by PIMCO. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $1,499, $3,874, and $2,699 during 2008, 2007, and 2006, respectively, which is included in other (loss) revenue on the Consolidated Statements of Operations. At December 31, 2008 and 2007, $(147) and $669, respectively, were included for these fees in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $3,027, $4,097, and $3,347 during 2008, 2007, and 2006, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $108 and $315 at December 31, 2008 and 2007, respectively, which is included in other liabilities on the Consolidated Balance Sheets.

    (g)  FINANCIAL GUARANTEE

         On October 6, 2008, Allianz SE invested $2,500,000 in The Hartford Financial Services Group, Inc. (Hartford) using funds from their subsidiaries. The Company had a $130,000 invested portion of the transaction. In connection with the Company's investment, Allianz SE has issued a financial guarantee of the notional amount in 10% fixed-to-floating rate junior subordinated notes of Hartford. The Company records the guarantee as the difference between par value and the market value of the bond. If at any time during the fixed rate period of the notes (ending October 15, 2018), the rating attributed by any one of S&P or Moody's falls below investment grade, or Hartford is subject to an event of default with its obligations under the notes, the Company has the right to sell the notes to Allianz SE. The consideration to be delivered by Allianz SE will be equal to the notional amount of the notes. At the option of Allianz SE, such consideration will be paid either in cash or senior notes of Allianz SE or one of its financial subsidiaries. See note 22 for more details.

    (h)  CAPITAL CONTRIBUTIONS

         The Company received capital contributions in 2008 and 2007 from AZOA of $280,000 and $150,000, respectively.

    (i)  MEMBERSHIP INTEREST TRANSFER

         Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales on February 1, 2006 for $23,587. AZIIG transferred its interest in Life Sales to FFIC. As a result of this sale, the Company recognized a gain on the sale net of tax of $14,593.

(17)EMPLOYEE BENEFIT PLANS

    The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

    The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Although the Company has recorded an accrual, management has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan year ended December 31, 2008. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan years ended December 31, 2007 and 2006, reported in general and administrative expenses on the accompanying Consolidated Statements of







                                       66                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Operations and funded in 2008 and 2007, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

    The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $8,271, $9,960, and $12,679 in 2008, 2007, and 2006,
    respectively, toward the AAAP matching contributions and administration expenses.

    A defined group of highly compensated employees are eligible to participate in the AZOA Deferred Compensation Plan adopted January 1, 2008, which replaced the Allianz Life Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees' funds are invested on a pay period basis and are immediately invested. Participants and the Company share the administrative fee. The accrued liability of $8,405 and $14,776 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $6,733 and $11,067 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. A change in value of $(2,324), $4,326, and $10,980 was recorded in 2008, 2007, and 2006, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $2,360 and $6,192 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $215, $457, and $281 in 2008, 2007, and 2006, respectively.

    In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. Effective June 1, 2008, the Company adopted the AZOA Severance Allowance Plan, which replaced the Employee Severance Pay Plan. Under the AZOA Severance Allowance Plan, all employees who are







                                       67                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $8,247, $5,712, and $5,135 in 2008, 2007, and 2006, respectively, toward severance payments.

    The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2008 and 2007 was $7,905 and $6,978, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. The Company began pre-funding its post-retirement liability in 2005 and plans to continue pre-funding in the future. The Company's plan assets at December 31, 2008 and 2007 were $16,720 and $14,503, respectively.

    In 2006, the Company adopted SFAS 158 and the amounts recognized in accumulated other comprehensive income, net of tax consist of:


                                                  2008                  2007                  2006
                                            ------------------    ------------------    ------------------
Net actuarial gain (loss)                $             521     $              78     $             (2,763)
Prior service (cost) credit                            (1,794)               (1,190)             5,185
                                            ------------------    ------------------    ------------------
                                            ------------------    ------------------    ------------------
                 Total                   $             (1,273) $             (1,112) $           2,422
                                            ==================    ==================    ==================


    Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost are $306 and $(898), respectively.

    No plan assets are expected to be returned to the Company during the next 12-month period.

(18)STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

    Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

    The statutory capital and surplus of the Company reported in the statutory annual statement filed with the State of Minnesota as of December 31, 2008 and 2007 was $2,009,309 and $2,441,338, respectively. Refer to note 22 for discussion of a capital contribution received from AZOA subsequent to December 31, 2008.

    The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2008 and 2007 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and







                                       68                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $244,134 can be paid in 2008 without prior approval of the Commissioner of Commerce.

    REGULATORY RISK-BASED CAPITAL

    An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 411% and 555% as of December 31, 2008 and 2007, respectively. Regulatory action against a company may begin when this ratio falls below 200%.

(19)COMMITMENTS AND CONTINGENCIES

    The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including putative and certified class action proceedings, arising from the conduct of their business. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding and individual arbitration proceedings. For each of the above mentioned lawsuits, the company cannot predict the potential outcome at this state of the proceedings. In November 2007, the Company settled one of the pending class action lawsuits. Individuals claims agreed to under the settlement are still being processed, so uncertainty remains on the Company's ultimate obligation. The Company recognizes legal costs for defending itself as incurred.

    The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

    The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years.

    Federal and state regulators are investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General's Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company's suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations and investigations by several state insurance regulators. In some instances, these examinations may lead to enforcement proceedings, which could result in modifications to the Company's business processes, remediation, and/or penalties. In February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department's allegations, the Company agreed to adopt additional modifications to the Company's suitability review process, to certain enhancements to the Company's existing processes and to payment of certain







                                       69                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    penalties, contributions, and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

    In December 2008, the SEC adopted a rule having the effect of categorizing most fixed-indexed annuity products as securities. This rule, when effective, will subject issuers of fixed-indexed annuity products to SEC jurisdiction for purposes of registration and disclosure, advertising and marketing, suitability, and requirements as to the distribution of products through registered broker-dealers. The rule will also have the effect of subjecting distribution and advertising of fixed-indexed annuity products to the jurisdiction of the Financial Industry Regulatory Authority. The rule, which was published in the Federal Register on January 8, 2009, is expected to be effective in January of 2011. Several insurance companies issuing fixed-indexed annuity products have filed a lawsuit challenging the validity of the rule. As a result, there is not complete certainty as to whether, when, or in what form the rule will finally become effective.

    It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

    This could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

    The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when principals of the field marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from one to eight years, the latest of which expires in 2016. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $24,755.

    The Company has limited partnership investments that do not require a commitment of capital. The Company had capital commitments of $0 and $68,818, of which $0 and $53,394 has been funded, at December 31, 2008 and 2007, respectively.

    The Company has private placement investments that do not require a commitment of capital. The Company had capital commitments of $0 and $33,000 at December 31, 2008 and 2007, respectively.







                                       70                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The  Company   has   commercial   mortgage  loan  investments  that  require
    commitments of capital within the next year. The Company had capital commitments of $118,900 and $182,360 at December 31, 2008 and 2007, respectively. These commercial mortgage loan commitments were funded in January and February 2009.

    The Company leases office space and certain furniture and equipment pursuant to operating leases. Expense for all operating leases was $4,980, $5,454, and $9,739 in 2008, 2007, and 2006, respectively. A partial buyout of an operating lease during 2006 and the subsequent refinancing as a capital lease reduced future minimum lease payments required under these leases. The future minimum lease payments required under operating leases are as follows:

2009                                   $            3,649
2010                                                2,425
2011                                                1,605
2012                                                1,222
2013 and beyond                                     2,298
                                          -------------------
                 Total                 $           11,199
                                          ===================

    During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company's headquarters. Expense for all capital leases was $2,717, $3,120, and $64 in 2008, 2007, and 2006, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:




2009                                              $     2,731
2010                                                      886
2011                                                      886
2012                                                      886
2013 and beyond                                           831
                                                     ------------
                 Total minimum lease payments           6,220
Less executory costs (estimated)                          390
                                                     ------------
                 Net minimum lease payments             5,830
Less imputed interest                                     339
                                                     ------------
                                                     ------------
                 Present value of net minimum
                    lease payments                $     5,491
                                                     ============






                                       71                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2008 are as follows:

2009                                     $           19,792
2010                                                 15,658
2011                                                 14,629
2012                                                 13,027
2013 and beyond                                      23,201
                                            -------------------
                 Total                   $           86,307
                                            ===================


(20)CAPITAL STRUCTURE

    The Company is authorized to issue three types of capital stock, as outlined in the table below:






                            Authorized,                                                          Voluntary or
                            issued, and        Par value,                                         involuntary
                            outstanding        per share           Redemption rights          liquidation rights
                          ----------------   ---------------   --------------------------  --------------------------
Common stock                 40,000,000   $          1.00                 None                       None
                             20,000,001
                             20,000,001
Preferred stock:
    Class A                 200,000,000   $          1.00          Designated by Board        Designated by Board
                             18,903,484                          for each series issued     for each series issued
                             18,903,484
    Class A, Series A         8,909,195   $          1.00         $35.02 per share plus      $35.02 per share plus
                              8,909,195                           an amount to yield a       an amount to yield a
                              8,909,195                             compounded annual          compounded annual
                                                                   return of 6%, after        return of 6%, after
                                                                  actual dividends paid      actual dividends paid
    Class A, Series B        10,000,000   $          1.00         $35.02 per share plus      $35.02 per share plus
                              9,994,289                           an amount to yield a       an amount to yield a
                              9,994,289                             compounded annual          compounded annual
                                                                   return of 6%, after        return of 6%, after
                                                                  actual dividends paid      actual dividends paid
    Class B                 400,000,000   $          1.00          Designated by Board        Designated by Board
                                      -                          for each series issued     for each series issued
                                      -






                                       72                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

    Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

    As discussed in notes 2 and 16 to these Consolidated Financial Statements, the Company carried out various capital transactions with related parties during 2008, 2007, and 2006.

(21)FOREIGN CURRENCY TRANSLATION

    An analysis of foreign currency translation, net of tax, (as described in note 2) for the respective years ended December 31 follows:

                                                                      2008                 2007                 2006
                                                                ------------------   ------------------   ------------------
Beginning amount of cumulative translation adjustments       $          14,409    $           7,889    $           7,759
    Aggregate adjustment for the period
        resulting from translation adjustments                            (12,187)           10,032                  198
    Amount of income tax benefit (expense) for
        the period related to aggregate adjustment                       4,265                  (3,512)                 (68)
                                                                ------------------   ------------------   ------------------
    Net aggregate translation included in equity                           (7,922)            6,520                  130
                                                                ------------------   ------------------   ------------------
Ending amount of cumulative translation adjustments          $           6,487    $          14,409    $           7,889
                                                                ==================   ==================   ==================
Canadian foreign exchange rate at end of year                             0.81004              1.01322              0.85933


(22)SUBSEQUENT EVENTS

    On January 12, 2009, Allianz SE closed the sale of 100% of the outstanding stock of Dresdner Bank, including its subsidiaries discussed in note 16, to Commerzbank AG. The effect of the sale is that Dresdner bank is no longer an affiliate of the Company. The sale did not have an impact on the Company's Consolidated Financial Statements and is not expected to have an impact in the future.

    The Hartford Notes referenced in note 16 were downgraded by Standard & Poor's on March 3, 2009 from BBB- to BB+, which is below investment grade. This gives the Company the right to sell the bonds to Allianz SE at par value. The Company has chosen not to exercise the right at this time.

    The Company received a capital contribution on February 25, 2009 from AZOA for $300,000. On a Statutory basis, the Company was granted approval from the Minnesota Department of Commerce to record this as a receivable and capital contribution as of December 31, 2008. See note 18 for information about the Company's statutory capital and surplus.

    On March 23, 2009, the Company announced suspension of sales of the living benefit riders on its primary variable annuity product family, effective March 31, 2009.


                                                                                                                       Schedule I
                                                             ALLIANZ LIFE INSURANCE COMPANY
                                                            OF NORTH AMERICA AND SUBSIDIARIES
                                           Summary of Investments - Other Than Investments in Related Parties
                                                                    December 31, 2008
                                                                                                                   Amount at
                                                                                                                   which shown
                                                                                                                   in the
                                                                                                                   Consolidated
                                  Type of investment                Cost (1)             Fair value                Balance Sheet
-------------------------------------------------------------   -------------------   -------------------   -------------------
Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
        U.S. government                                      $          697,066    $          886,106    $          886,106
        Agencies not backed by the full faith
           and credit of the U.S. government                            119,797               131,540               131,540
        States and political subdivisions                               301,441               309,776               309,776
        Foreign government                                              203,776               226,130               226,130
        Public utilities                                              1,727,221             1,783,120             1,783,120
        Corporate securities                                         20,220,773            20,646,663            20,646,663
        Mortgage-backed securities                                   12,210,356            12,697,016            12,697,016
        Collateralized mortgage obligations                              40,792                45,717                45,717
                                                                -------------------   -------------------   -------------------
                 Total available-for-sale
                 fixed-maturity securities                           35,521,222            36,726,068            36,726,068
                                                                -------------------   -------------------   -------------------
     Trading fixed-maturity securities:
        U.S. government                                                 579,993               723,276               723,276
        Agencies not backed by the full faith
           and credit of the U.S. government                             20,602                23,944                23,944
        States and political subdivisions                                59,963                57,974                57,974
        Foreign government                                               45,516                47,671                47,671
        Public utilities                                                319,609               305,806               305,806
        Corporate securities                                          3,653,831             3,237,355             3,237,355
        Mortgage-backed securities                                      945,816               758,357               758,357
        Collateralized mortgage obligations                              10,130                 7,651                 7,651
                                                                -------------------   -------------------   -------------------
                 Total trading fixed-maturity securities              5,635,460             5,162,034             5,162,034
                                                                -------------------   -------------------   -------------------
                                                                -------------------   -------------------   -------------------
                 Total fixed-maturity securities                     41,156,682            41,888,102            41,888,102
                                                                -------------------   -------------------   -------------------
Equity securities:
     Available-for-sale equity securities:
        Common stocks:
           Industrial and miscellaneous                                      84                    75                    75
     Trading equity securities:
        Common stocks:
           Industrial and miscellaneous                                  13,360                 9,527                 9,527
                                                                -------------------   -------------------   -------------------
                 Total equity securities                                 13,444    $            9,602                 9,602
                                                                -------------------   ===================   -------------------
Other investments:
     Mortgage loans on real estate                                    4,838,373                                   4,838,373
     Short-term securities                                            1,496,911                                   1,496,911
     Derivatives                                                        631,315                                     631,315
     Real estate                                                        322,418                                     322,418
     Loans to affiliates                                                723,802                                     723,802
     Policy loans                                                       174,599                                     174,599
     Partnerships                                                         2,437                                       2,437
     Investment in equity method investees                                1,025                                       1,025
                                                                -------------------                         -------------------
                 Total other investments                              8,190,880                                   8,190,880
                                                                -------------------                         -------------------
                                                                -------------------                         -------------------
                 Total investments                           $       49,361,006                          $       50,088,584
                                                                ===================                         ===================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.
See accompanying report of independent registered public accounting firm.



                         ALLIANZ LIFE INSURANCE COMPANY
                       OF NORTH AMERICA AND SUBSIDIARIES
                      Supplementary Insurance Information


                                                                                                                       Schedule II



                              December 31,                                                         Year ended December 31,
---------------------------------------------------------------   ------------------------------------------------------------------
                                   Future
                                   benefit
                                   reserves                       Net premium
                                   and policy            Policy   revenue      Interest            Net change   Net change
           Deferred    Deferred    and contract          and      and other    and                 in deferred  in policy      Other
           Acquisition sales       account     Unearned  contract contract     similar    Net      sales       acquisition operating
           costs       inducements balances    premiums  claims considerations income,net benefits inducements* costs**     expenses
------------------------------------------------------------------------------------------------------------------------------------
2008
Life        $  238,049  $    (636) $ 2,133,880 $  5,670 $ 19,593 $   86,037 $   45,538  $   53,206 $    108    $(52,701)$    113,165
------------------------------------------------------------------------------------------------------------------------------------
Annuities    7,912,800   1,098,442  57,349,485  197,912      150    916,525  2,837,141   2,471,795 (327,604) (2,731,925)   1,312,587
------------------------------------------------------------------------------------------------------------------------------------

Accident
and health     102,653         -     1,256,315   68,174  280,478    124,075     25,593      87,022      -           562       38,909
------------------------------------------------------------------------------------------------------------------------------------
            $8,253,502  $1,097,806 $60,739,680 $271,756 $300,221 $1,126,637 $2,908,272  $2,612,023 $(327,496) $(2,784,064)$1,464,661
-------------===========-=========--===========--========-==========-==========-==================================================--

------------------------------------------------------------------------------------------------------------------------------------
2007
Life        $  188,301  $    (264) $ 2,055,549 $    186 $ 19,952 $   70,955 $   43,857  $   61,244 $    8,046  $ (23,490)$    83,638
------------------------------------------------------------------------------------------------------------------------------------
Annuities    5,283,977    768,180   50,737,462  149,998        -    679,317  2,503,764   1,658,779    (91,216)  (609,862)  1,532,096
------------------------------------------------------------------------------------------------------------------------------------
Accident
and health     103,214         -     1,061,074   67,223  298,153    128,585     19,866      82,937      -       (17,383)      70,702
------------------------------------------------------------------------------------------------------------------------------------
            $5,575,492  $ 767,916  $53,854,085 $217,407 $318,105 $  878,857 $2,567,487  $1,802,960 $  (83,170) $(650,735) $1,686,436
-------------===========-=========--===========--========-==========-==========-==================================================--

------------------------------------------------------------------------------------------------------------------------------------
2006
Life        $  170,869  $   8,393  $ 1,934,148 $    190 $ 15,215  $  61,008 $   38,414  $   46,474 $   (5,930) $(24,179)  $   72,942
------------------------------------------------------------------------------------------------------------------------------------
Annuities    5,008,526    712,929   45,909,869  201,549        -    504,556  2,087,182   2,224,837   (133,209) (998,281)   1,467,394
------------------------------------------------------------------------------------------------------------------------------------
Accident
and health      85,831         -       879,263   60,765  389,587    293,674     17,247     246,033      -      (27,186)      120,617
------------------------------------------------------------------------------------------------------------------------------------
            $5,265,226  $ 721,322  $48,723,280 $262,504 $404,802 $ 859,238 $2,142,843 $2,517,344 $ (139,139) $(1,049,646) $1,660,953
-------------===========-=========--===========--========-==========-==========-==================================================--


* See note 10 for aggregate gross amortization of deferred sales inducements. **See note 9 for aggregate gross amortization of deferred acquisition costs.

See accompanying report of independent registered public accounting firm

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                                    Reinsurance

                                                                                                                   Schedule III


                                                    ALLIANZ LIFE INSURANCE COMPANY
                                                  OF NORTH AMERICA AND SUBSIDIARIES

                                                             Reinsurance
                                                                                                                 Percentage
                                                           Ceded                Assumed                           of amount
                                         Direct           to other             from other         Net              assumed
            Years ended                  amount          companies             companies         amount            to net
---------------------------------   ------------------   ---------------   -------------------   ------------  ----------------
December 31, 2008:

     Life insurance in force     $      23,565,296     $  23,343,902    $        8,722,528    $  8,943,922               97.5%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         128,994     $      66,024    $           22,941    $     85,911               26.7%
        Annuities                          919,284             2,004                     (754)     916,526                (0.1)
        Accident and health                227,905           122,005                18,300         124,200                14.7
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,276,183     $     190,033    $           40,487    $  1,126,637                3.6%
                                    ==================   ===============   ===================   ============  ================

December 31, 2007:

     Life insurance in force     $      21,558,390     $  21,380,158    $        9,487,390    $  9,665,622               98.2%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         121,600     $      75,160    $           24,515    $     70,955               34.6%
        Annuities                          677,832               (2,258)                 (774)     679,316                (0.1)
        Accident and health                259,045           182,914                52,455         128,586                40.8
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,058,477     $     255,816    $           76,196    $    878,857                8.7%
                                    ==================   ===============   ===================   ============  ================

December 31, 2006:

     Life insurance in force     $      19,670,790     $  21,512,211    $       10,097,563    $  8,256,142              122.3%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         110,030     $      71,272    $           22,250    $     61,008               36.5%
        Annuities                          504,051               (1,663)               (1,158)     504,556                (0.2)
        Accident and health                404,556           251,341               140,459         293,674                47.8
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,018,637     $     320,950    $          161,551    $    859,238               18.8%
                                    ==================   ===============   ===================   ============  ================

See accompanying report of independent registered public accounting firm.


                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Consolidated Balance Sheets as of December 31, 2008 and 2007.
    3.     Consolidated Statements of Operations for the years ended December 31, 2008, 2007 and 2006.
    4.     Consolidated Statements of Comprehensive Income for the years ended December 31, 2008, 2007 and 2006.
    5.     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.
    6.     Consolidated Statements of Cash Flows for the years ended December 31,2008, 2007 and 2006.
    7.     Notes to Consolidated Financial Statements - December 31, 2008, 2007 and 2006.
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2008.
    3.     Statements of Operations for the year or period ended December 31, 2008.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2008 and 2007.
    5.     Notes to Financial Statements - December 31, 2008.

b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1) incorporated by reference as exhibit EX-99.B1.
     2.   Not Applicable
     3.a. Principal Underwriter Agreement by and between North American Life and
          Casualty Company on behalf of NALAC Financial Plans, Inc. dated
          September 14, 1988.(2) incorporated by reference as exhibit
          EX-99.B3.a.(North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC
          Financial Plans, Inc., is the predecessor to USAllianz Investor
          Services, LLC, which is the predecessor to Allianz Life Financial
          Services, LLC.)
     b.   Copy of Broker-Dealer Agreement between North American Life and
          Casualty Company and NALAC Financial Plans, Inc. dated November 19,
          1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September
          30, 2002; Amendment #3 dated October 1, 2003.(14) incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty
          Company is the predecessor to Allianz Life Insurance Company of North
          America. NALAC Financial Plans, Inc, is the predecessor to USAllianz
          Investor Services, LLC, which is the predecessor to Allianz Life
          Financial Services, LLC.)
     c.   Form of General Agency Agreement with Allianz Life Financial Services,
          LLC.(12) incorporated by reference as exhibit EX-99.B3.b.
     4.a. Individual Variable Annuity Contract - L40432(6) incorporated by reference as exhibit EX-99.B4.a.
     b. Contract Schedule Page - S40252AA(11) incorporated by reference as exhibit EX-99.B4.b.
     c. GAV Benefit Endorsement - S40253(6) incorporated by reference as exhibit EX-99.B4.b.
     d. Fixed Account with a MVA Endorsement - S40709-2A(11) incorporated by reference as exhibit EX-99.B4.d.
     e. Traditional GMDB Endorsement - S40251(6) incorporated by reference as exhibit EX-99.B4.d.
     f. Enhanced GMDB Endorsement - S40250(6) incorporated by reference as exhibit EX-99.B4.e.
     g.   GMIB Endorsement - S40258(6) incorporated by reference as exhibit
          EX-99.B4.f.
     h. Increased Annuity Payment Benefit Endorsement - S20220(6) incorporated by reference as exhibit EX-99.B4.g.
     i. Waiver of Withdrawal Charge Endorsement - S40255(7) incorporated by reference as exhibit EX-99.B4.h.
     j.   GWB Endorsement - S40254(10) incorporated by reference as exhibit
          EX-99.B4.i.
     k. Inherited IRA/Roth IRA Endorsement - S40713(10) incorporated by reference as exhibit EX-99.B4.j.
     l. MVA Amendment Endorsement - S40740(15) incorporated by reference as exhibit EX-99.B4.l.
     5. Application for Individual Variable Annuity Contract - F40429(6) incorporated by reference as exhibit EX-99.B5.
     6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated
          August 26, 1996(12) incorporated by reference as exhibit EX-99.B6.(i).
      (ii)Copy of the Restated Bylaws of the Company (as amended October 2,
          1996)(12) incorporated by reference as exhibit EX-99.B6.(ii).
    7.     Not Applicable

    8.a.  22c-2 Agreements (16)incorporated by reference as exhibit EX-99.B8.a.
     b. 22c-2 Agreement-BlackRock Distributors, Inc.(17)incorporated by reference as exhibit EX-99.B8.b.

     c.   Copy of Participation Agreement between BlackRock Series Fund, Inc.,
          BlackRock Distributors, Inc., Allianz Life Insurance Co. of North
          America, and Allianz Life Financial Services, LLC (17)incorporated by reference as exhibit EX-99.B8.c.
     d.   Copy of Adminstrative Service Agreement between BlackRock Advisors,
          LLC and Allianz Life (17)incorporated by reference as exhibit
          EX-99.B8.d.

     e.   Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Allianz Life Insurance Company of
          North America, dated 11/1/1999(3) incorporated by reference as exhibit
          EX-99.B8.e.
     f.   Copy of Amendment to Participation Agreement between Davis Variable
          Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance
          Company of North America dated 5/1/08(17) incorporated by reference as exhibit EX-99.B8.f.

     g.   Copy of Administrative Services Agreement between The Dreyfus
          Corporation and Allianz Life Insurance Company of North America, dated
          5/1/2002(14) incorporated by reference as exhibit EX-99.B8.f.
     h.   Copy of Amendments to Administrative Services Agreement between The
          Dreyfus Corporation and Allianz Life Insurance Company of North
          America, dated 8/7/02, 10/16/06(14) incorporated by reference as exhibit EX-99.B8.g.
     i.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
          Corporation and USAllianz Investor Services, LLC (predecessor to
          Allianz Life Financial Services, LLC.), dated 5/1/2002(14) incorporated by reference as exhibit EX-99.B8.h.
     j.   Copy of Fund Participation Agreement between Allianz Life Insurance
          Company of North America, Dreyfus Investment Portfolios and The
          Dreyfus Life and Annuity Index Fund, dated 5/1/2002(5) incorporated by reference as exhibit EX-99.B8.h.
     k.   Copy of Amendment to Fund Participation Agreement between Allianz Life
          Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007(16) incorporated by reference as exhibit EX-99.B8.j.

     l.   Copy of Administrative Services Agreement between Franklin Templeton
          Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(9) incorporated by reference as exhibit EX-99.B8.ac.
     m.   Copy of Amendment to Administrative Services Agreement between
          Franklin Templeton Services LLC and Allianz Life Insurance Company of
          North America, dated 8/8/2008(17) incorporated by reference as exhibit
          EX-99.B8.h.
     n.   Copy of Participation Agreement between Franklin Templeton Variable
          Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
          Allianz Life Insurance Company of North America and USAllianz Investor
          Services, LLC (the predecessor to Allianz Life Financial Services,
          LLC.), and dated 10/1/2003(9) incorporated by reference as exhibit
          EX-99.B8.h.
     o.   Copy of Amendment to Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life
          Financial Services, LLC.), dated 5/1/08(17) incorporated by reference as exhibit EX-99.B8.j.

     p.   Copy of Participation Agreement between Premier VIT, Allianz Life
          Insurance Company of North America and Allianz Global Investors
          Distributors LLC, dated 5/1/2006(13) incorporated by reference as exhibit EX-99.B8.ai.
     q. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated
          5/1/2006(13) incorporated by reference as exhibit EX-99.B8.aj.
     r.   Copy of Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
          America, dated 12/1/1999(8) incorporated by reference as exhibit
          EX-99.B8.u.
     s.   Copy of Amendment to Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
          America, dated 2/1/00(14) incorporated by reference as exhibit
          EX-99.B8.r.
     t.   Copy of Participation Agreement between Oppenheimer Variable Account
          Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of
          North America, dated 12/1/1999(3) incorporated by reference as exhibit
          EX-99.B8.h.
     u.   Copy of Amendments to Participation Agreement between Oppenheimer
          Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
          Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04,
          4/29/05, 5/1/06(14) incorporated by reference as exhibit EX-99.B8.t.

     v.   Copy of Amended and Restated Services Agreement between Pacific
          Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(14) incorporated by reference as exhibit EX-99.B8.u.
     w. Copy of Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds
          Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.i.
     x.   Copy of Amendments to Participation Agreement between Allianz Life
          Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02,
          5/1/03, 4/30/04, 4/29/05(14) incorporated by reference as exhibit
          EX-99.B8.w.
     y.   Copy of Distribution Services Agreement between Allianz Life Insurance
          Company of North America and Allianz Global Investors Distributors,
          LLC, dated 01/01/2007(14) incorporated by reference as exhibit
          EX-99.B8.x.

     z.   Copy of Services Agreement between Prudential Investment Management
          Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000(8) incorporated by reference as exhibit EX-99.B8.w.
     aa.  Copy of Amendment to Services Agreement between Prudential Investment
          Management Services LLC and Allianz Life Insurance Company of North
          America, dated 9/9/2002(14) incorporated by reference as exhibit
          EX-99.B8.z.
     ab.  Copy of Fund Participation Agreement between Allianz Life Insurance
          Company of North America, The Prudential Series Fund, Inc., Prudential
          Investments Fund Management LLC, and Prudential Investment Management
          Services, LLC, dated 12/15/2000(4) incorporated by reference as exhibit EX-99.B8.k.

     ac. Copy of Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated
          12/16/1999(8) incorporated by reference as exhibit EX-99.B8.x.
     ad.  Copy of Fund Participation Agreement between Seligman Portfolios, Inc.
          and Allianz Life Insurance Company of North America, dated
          12/1/1999(3) incorporated by reference as exhibit EX-99.B8.j.
     ae.  Copy of Amendments to Participation Agreement between Seligman
          Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(14) incorporated by reference as exhibit EX-99.B8.ad.

    9.    Opinion and Consent of Counsel*
    10.   Consent of Independent Registered Public Accounting Firm*
    11.   Not Applicable
    12.   Not Applicable
    13.   Power of Attorney(17)incorporated by reference as exhibit EX-99.B13.

* Filed herewith

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed December 30, 1999.
(4) Incorporated by reference from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(5) Incorporated by reference from Post-Effective Amendment No. 3 to Registrant's Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(6) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on September 9, 2002.
(7) Incorporated by reference from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 25, 2003.
(8) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(9) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(10)Incorporated by reference from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 27, 2005.
(11)Incorporated by reference from Pre-Effective Amendment No.4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 27, 2006.
(12)Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(13)Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(14)Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(15)Incorporated by reference from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 23, 2007.
(16)Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(17)Incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.


ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     Giulio Terzariol                                   Director, Vice President, Chief Financial Officer
                                                        and Treasurer
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Director, President and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     Axel Zehren                                        Senior Vice President, Chief Investment Officer
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Senior Vice President, Chief Distribution Officer
     -------------------------------------------------- ------------------------------------------------------
     Maureen Phillips                                   Senior Vice President, General Counsel and Secretary
     -------------------------------------------------- ------------------------------------------------------
     Stewart Gregg                                      Vice President, Chief Legal Officer of Separate
                                                        Accounts and Assistant Secretary
     -------------------------------------------------- ------------------------------------------------------
     Stephen Simon                                      Chief Compliance Officer of Separate Accounts
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet                                  Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Jay Ralph                                          Director and Chairman of the Board
     Allianz SE
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Clement Booth                                      Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Brigitte Bovermann                                 Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Michael E. LaRocco                                 Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Jill Paterson                                      Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2009 there were 39,881 Contract Owners of qualified and 23,051 non-qualified contracts.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                      Allianz Life of NY Variable Account C

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Robert DeChellis           Chief Executive Officer, President and Governor

Thomas Burns               Governor

Angela Forsman             Chief Financial Officer and Vice President

Catherine Q. Farley        Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Michael Brennan            Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary


c.
For the period 1-1-2008 to 12-31-2008:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services, LLC   $198,319,091.42             $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $198,319,091.42 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 16th day of April, 2009.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel

                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     GARY C. BHOJWANI*
                                      ------------------------------
                                           Gary C. Bhojwani
                                    President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 16th day of April, 2009.

Signature  and  Title

Gary C. Bhojwani*          Director, President and Chief Executive Officer
Gary C. Bhojwani

Giulio Terzariol*          Director, Vice President,
Giulio Terzariol           Chief Financial Officer and Treasurer

Peter Huehne*              Director
Peter Huehne

Charles Kavitsky*          Director
Charles Kavitsky

Michael LaRocco*           Director
Michael LaRocco

Jill Paterson*             Director
Jill Paterson



                               *By    Power of Attorney filed as Exhibit 13
                                      to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 9
                                       TO
                                    FORM N-4
                       (FILE NOS. 333-90260 AND 811-05618)
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Consent of Independent Registered Public Accounting Firm